As filed with the Securities and Exchange Commission on February 28, 2020

REGISTRATION NO. 033-63560 and 811-7762

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 92

AND/OR
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 94

(CHECK APPROPRIATE BOX OR BOXES)

FIRST EAGLE FUNDS

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 698-3300

SHEELYN MICHAEL

FIRST EAGLE FUNDS

1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPY TO:

NATHAN J. GREENE, ESQ.
SHEARMAN & STERLING LLP
599 LEXINGTON AVENUE
NEW YORK, NY 10022

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on March 1, 2020 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1) of Rule 485

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485 If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing under Rule 485(b) is the annual update relating to seven portfolios of the Registrant

Prospectus	March 1, 2020

First Eagle Global Fund		First Eagle Global Income Builder Fund
Class A	SGENX	Class A	FEBAX
Class C	FESGX	Class C	FEBCX
Class I	SGIIX	Class I	FEBIX
Class R3	EARGX	Class R3	FBRRX
Class R4	EAGRX	Class R4	FIBRX
Class R5	FRGLX	Class R5	EABRX
Class R6	FEGRX	Class R6	FEBRX

First Eagle Overseas Fund		First Eagle High Income Fund (formerly
Class A	SGOVX	named First Eagle High Yield Fund)
Class C	FESOX	Class A	FEHAX
Class I	SGOIX	Class C	FEHCX
Class R3	EAROX	Class I	FEHIX
Class R4	FIORX	Class R3	EARHX
Class R5	FEROX	Class R4	FIHRX
Class R6	FEORX	Class R5	FERHX
		Class R6	FEHRX
First Eagle U.S. Value Fund
Class A	FEVAX	First Eagle Fund of America
Class C	FEVCX	Class A	FEFAX
Class I	FEVIX	Class C	FEAMX
Class R3	EARVX	Class I	FEAIX
Class R4	FIVRX	Class Y	FEAFX
Class R5	FERVX	Class R3	EARFX
Class R6	FEVRX	Class R4	EAFRX
		Class R5	FERFX
First Eagle Gold Fund		Class R6	FEFRX
Class A	SGGDX
Class C	FEGOX
Class I	FEGIX
Class R3	EAURX
Class R4	FIURX
Class R5	FERUX
Class R6	FEURX

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.feim.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly or, if you are a direct investor, by calling 800.334.2143 or by visiting www.Fundreports.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with a Fund, you can call 800.334.2143 or visit www.Fundreports.com. Your election to receive reports in paper will apply to all funds held with First Eagle or your financial intermediary.

Advised by First Eagle Investment Management, LLC

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Thank you for your interest in First Eagle Funds (the “Trust” or “Funds”), managed by First Eagle Investment Management, LLC (“FEIM” or the “Adviser”). The Trust consists of seven portfolios: First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund (formerly named First Eagle High Yield Fund) and First Eagle Fund of America. This prospectus describes Fund shares designated as Classes A, C, I, R3, R4, R5, R6 and in the case of Fund of America, Class Y. Other classes of shares may be available by separate prospectus.

Useful Shareholder Information	Back Cover

First Eagle Global Fund

Summary Information

Investment Objective

First Eagle Global Fund (“Global Fund”) seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world.

Fees and Expenses of the Global Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the Global Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Global Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 82 and 89, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00		None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00	*	1.00	None	None	None	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees	0.75		0.75	0.75	0.75	0.75	0.75	0.75

Distribution and/or Service (12b-1) Fees	0.25		1.00	None	0.35	0.10	None	None

Other Expenses**	0.11		0.12	0.10	0.04	0.12	0.60	0.04
Total Annual Operating Expenses (%)	1.11		1.87	0.85	1.14	0.97	1.35	0.79
*	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

**	“Other Expenses” shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2019.
4First Eagle Funds | Prospectus | March 1, 2020

Global Fund

Example

The following example is intended to help you compare the cost of investing in the Global Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower.

Share Status	1 Year	3 Years	5 Years	10 Years
Class A
Sold or Held	$608	$835	$1,081	$1,784
Class C (shares have a one year contingent deferred sales charge)
Sold	$290	$588	$1,011	$2,190

Held	$190	$588	$1,011	$2,190
Class I
Sold or Held	$87	$271	$471	$1,049
Class R3
Sold or Held	$116	$362	$628	$1,386
Class R4
Sold or Held	$99	$309	$536	$1,190
Class R5
Sold or Held	$137	$428	$739	$1,624
Class R6
Sold or Held	$81	$252	$439	$978

Portfolio Turnover Rate

The Global Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.26% of the average value of its portfolio.

First Eagle Funds | Prospectus | March 1, 20205

Summary Information about the Global Fund

Principal Investment Strategies

To achieve its objective of long-term capital growth, the Global Fund will normally invest primarily in common stocks (and securities convertible into common stocks) of U.S. and foreign companies.

Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may also invest in fixed-income instruments (without regard to credit rating or time to maturity), short-term debt instruments, gold and other precious metals, and futures contracts related to precious metals. Under normal circumstances, the Fund anticipates it will allocate a substantial amount of its assets to foreign investments. That generally means that approximately 40% or more of the Fund’s net assets (plus any borrowings for investment purposes) will be allocated to foreign investments (unless market conditions are not deemed favorable by the Fund, in which case the Fund expects to invest at least 30% of its net assets (plus any borrowings for investment purposes) in foreign investments). For purposes of these 40% and 30% of assets allocations, the Fund “counts” relevant derivative positions on foreign investments, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price).

The investment philosophy and strategy of the Global Fund can be broadly characterized as a “value” approach, as it seeks a “margin of safety” in each investment purchase with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. See also Defensive Investment Strategies.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts).

6First Eagle Funds | Prospectus | March 1, 2020

Global Fund

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in the Global Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Principal risks of investing in the Global Fund, which could adversely affect its net asset value and total return, are:

•

Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

•

Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations. The risks may be more pronounced with respect to investments in emerging markets.

•

Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

•

Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes in U.S. and foreign regulatory policies, taxes, currencies, mining laws, inflation, and various other market conditions. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

•

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The Fund may invest in debt instruments that are below investment grade, commonly known as junk bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held

First Eagle Funds | Prospectus | March 1, 20207

Summary Information about the Global Fund

by the Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

•

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. To date, derivatives have been used mainly under a hedging program intended to reduce the impact of foreign exchange rate changes on the Fund’s value.

•

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

•

Value Investment Strategy Risk — An investment made at a perceived “margin of safety” or “discount to intrinsic or fundamental value” can trade at prices substantially lower than when an investment is made, so that any perceived “margin of safety” or “discount to value” is no guarantee against loss. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. In such an event, the Fund’s investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies.

•

Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as expected and could adversely affect the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the Global Fund, please see the More Information about the Funds’ Investments section.

8First Eagle Funds | Prospectus | March 1, 2020

Global Fund

Investment Results

The following information provides an indication of the risks of investing in the Global Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.feim.com/individual-investors/fund/global-fund or by calling 800.334.2143.

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.

Calendar Year Total Returns—Class A

Best Quarter*		Worst Quarter*
First Quarter 2019	9.88%	Third Quarter 2011	-9.95%

*	For the period presented in the bar chart above.

The following table discloses after-tax returns only for Class A shares.

First Eagle Funds | Prospectus | March 1, 20209

Summary Information about the Global Fund

After-tax returns for Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares will vary. While no or only partial information is shown for Class R3, Class R4, Class R5 and Class R6 shares (because they are more recently organized), annual returns for Class R3, Class R4, Class R5 and Class R6 shares would have been substantially similar to those shown here. Class R3, Class R4, Class R5 and Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R3, Class R4, Class R5 and Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

Average Annual Total Returns as of December 31, 2019

	1 Year	5 Years	10 Years	Class R3 Inception (5/1/18)	Class R4 Inception (1/17/18)	Class R6 Inception (3/1/17)
First Eagle Global Fund
Class A Shares
Return Before Taxes	14.16%	5.38%	7.38%	—	—	—

Return After Taxes on Distributions	12.50%	4.29%	6.45%	—	—	—

Return After Taxes on Distributions and Sales of Fund Shares	9.15%	4.05%	5.86%	—	—	—
Class C Shares
Return Before Taxes	18.26%	5.67%	7.13%	—	—	—
Class I Shares
Return Before Taxes	20.48%	6.75%	8.21%	—	—	—
Class R3 Shares
Return Before Taxes	20.08%	—	—	6.19%	—	—
Class R4 Shares
Return Before Taxes	20.33%	—	—	—	3.12%	—
Class R6 Shares
Return Before Taxes	20.57%	—	—	—	—	6.57%
MSCI World Index (reflects no deduction for fees or expenses, but reflects net of taxes)	27.67%	8.74%	9.47%	9.69%	5.96%	10.94%

Our Management Team

First Eagle Investment Management, LLC serves as the Global Fund’s Adviser.

10First Eagle Funds | Prospectus | March 1, 2020

Global Fund

Matthew McLennan and Kimball Brooker, Jr. have served as the Fund’s Portfolio Managers since September 2008 and February 2011, respectively.

How to Purchase and Redeem Shares

The minimum initial investment amount generally required for the Global Fund is $2,500 for Classes A and C and $1 million for Class I. There is no minimum initial investment for Class R3, Class R4, Class R5 and Class R6. See the About Your Investment—How to Purchase Shares section for more information.

You may purchase Fund shares on any business day at their public offering price next computed after proper receipt of the order. You may redeem or exchange Fund shares on any business day at their net asset value next computed after proper receipt of the order. Transaction orders may be submitted via telephone, through your authorized dealer or through the Fund’s transfer agent, DST Systems, Inc. Shares held in the dealer’s “street name” must be redeemed or exchanged through the dealer. See the Once You Become a Shareholder section for more information.

First Eagle Funds | Prospectus | March 1, 202011

First Eagle Overseas Fund

Summary Information

Investment Objective

First Eagle Overseas Fund (“Overseas Fund”) seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations.

Fees and Expenses of the Overseas Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the Overseas Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Overseas Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 82 and 89, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00		None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00	*	1.00	None	None	None	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees	0.75		0.75	0.75	0.75	0.75	0.75	0.75

Distribution and/or Service (12b-1) Fees	0.25		1.00	None	0.35	0.10	None	None

Other Expenses**	0.15		0.14	0.11	0.22	0.19	0.37	0.05
Total Annual Operating Expenses (%)	1.15		1.89	0.86	1.32	1.04	1.12	0.80
*	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

**	“Other Expenses” shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2019.
12First Eagle Funds | Prospectus | March 1, 2020

Overseas Fund

Example

The following example is intended to help you compare the cost of investing in the Overseas Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower.

Share Status	1 Year	3 Years	5 Years	10 Years
Class A
Sold or Held	$611	$847	$1,101	$1,828
Class C (shares have a one year contingent deferred sales charge)
Sold	$292	$594	$1,021	$2,212

Held	$192	$594	$1,021	$2,212
Class I
Sold or Held	$88	$274	$477	$1,061
Class R3
Sold or Held	$134	$418	$723	$1,590
Class R4
Sold or Held	$106	$331	$574	$1,271
Class R5
Sold or Held	$114	$356	$617	$1,363
Class R6
Sold or Held	$82	$255	$444	$990

Portfolio Turnover Rate

The Overseas Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.99% of the average value of its portfolio.

First Eagle Funds | Prospectus | March 1, 202013

Summary Information about the Overseas Fund

Principal Investment Strategies

To achieve its objective of long-term capital growth, the Overseas Fund will invest primarily in equity securities of non-U.S. companies, the majority of which are traded in mature markets (for example, Japan, Germany and France), and may invest in countries whose economies are still developing (sometimes called “emerging markets”). The Fund particularly seeks companies that have financial strength and stability, strong management and fundamental value. Normally, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities and “counts” relevant derivative positions towards this “80% of assets” allocation, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price). The Fund also may invest up to 20% of its total assets in debt instruments. The Fund may invest in debt securities generally without regard to their credit rating or time to maturity. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may invest in fixed-income instruments, short-term debt instruments, gold and other precious metals, and futures contracts related to precious metals.

The investment philosophy and strategy of the Overseas Fund can be broadly characterized as a “value” approach, as it seeks a “margin of safety” in each investment purchase with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. See also Defensive Investment Strategies.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts).

14First Eagle Funds | Prospectus | March 1, 2020

Overseas Fund

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in the Overseas Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Principal risks of investing in the Overseas Fund, which could adversely affect its net asset value and total return, are:

•

Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

•

Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

•

Emerging Market Risk — When the Fund invests in emerging market securities (generally meaning those associated with less developed markets), the Fund may be exposed to market, credit, currency, liquidity, legal, political, technical and other risks different from, and generally greater than, the risks of investing in developed markets. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•

Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

•

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The Fund may invest in debt instruments that are below investment grade, commonly known as junk

First Eagle Funds | Prospectus | March 1, 202015

Summary Information about the Overseas Fund

bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

•

Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes in U.S. and foreign regulatory policies, taxes, currencies, mining laws, inflation, and various other market conditions. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

•

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. To date, derivatives have been used mainly under a hedging program intended to reduce the impact of foreign exchange rate changes on the Fund’s value.

•

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

•

Value Investment Strategy Risk — An investment made at a perceived “margin of safety” or “discount to intrinsic or fundamental value” can trade at prices substantially lower than when an investment is made, so that any perceived “margin of safety” or “discount to value” is no guarantee against loss. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. In such an event, the Fund’s investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies.

•

Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman

16First Eagle Funds | Prospectus | March 1, 2020

Overseas Fund

Islands could result in the inability of the Fund and/or the Subsidiary to operate as expected and could adversely affect the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the Overseas Fund, please see the More Information about the Funds’ Investments section.

Investment Results

The following information provides an indication of the risks of investing in the Overseas Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.feim.com/individual-investors/fund/overseas-fund or by calling 800.334.2143.

First Eagle Funds | Prospectus | March 1, 202017

Summary Information about the Overseas Fund

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Calendar Year Total Returns—Class A

Best Quarter*		Worst Quarter*
Third Quarter 2010	9.38%	Third Quarter 2011	-10.29%

*	For the period presented in the bar chart above.

The following table discloses after-tax returns only for Class A shares.

After-tax returns for Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares will vary. While no or only partial information is shown for Class R3, Class R4, Class R5 and Class R6 shares (because they are more recently organized), annual returns for Class R3, Class R4, Class R5 and Class R6 shares would have been substantially similar to those shown here. Class R3, Class R4, Class R5 and Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R3, Class R4, Class R5 and Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

18First Eagle Funds | Prospectus | March 1, 2020

Overseas Fund

Average Annual Total Returns as of December 31, 2019

	1 Year	5 Years	10 Years	Class R3 Inception (5/1/18)	Class R4 Inception (1/17/18)	Class R6 Inception (3/1/17)
First Eagle Overseas Fund
Class A Shares
Return Before Taxes	11.73%	4.30%	5.76%	—	—	—

Return After Taxes on Distributions	9.95%	3.51%	4.88%	—	—	—

Return After Taxes on Distributions and Sales of Fund Shares	7.56%	3.30%	4.56%	—	—	—
Class C Shares
Return Before Taxes	15.68%	4.61%	5.51%	—	—	—
Class I Shares
Return Before Taxes	17.91%	5.68%	6.58%	—	—	—
Class R3 Shares
Return Before Taxes	17.24%	—	—	3.44%	—	—
Class R4 Shares
Return Before Taxes	17.68%	—	—	—	1.02%	—
Class R6 Shares
Return Before Taxes	17.94%	—	—	—	—	5.31%
MSCI EAFE Index (reflects no deduction for fees or expenses, but reflects net of taxes)	22.01%	5.67%	5.50%	2.63%	0.28%	8.34%

Our Management Team

First Eagle Investment Management, LLC serves as the Overseas Fund’s Adviser.

Matthew McLennan and Kimball Brooker, Jr. have served as the Fund’s Portfolio Managers since September 2008 and March 2010, respectively.

How to Purchase and Redeem Shares

The minimum initial investment amount generally required for the Overseas Fund is $2,500 for Classes A and C and $1 million for Class I. There is no minimum initial investment for Class R3, Class R4, Class R5 and Class R6. See the About Your Investment—How to Purchase Shares section for more information.

First Eagle Funds | Prospectus | March 1, 202019

Summary Information about the Overseas Fund

You may purchase Fund shares on any business day at their public offering price next computed after proper receipt of the order. You may redeem or exchange Fund shares on any business day at their net asset value next computed after proper receipt of the order. Transaction orders may be submitted via telephone, through your authorized dealer or through the Fund’s transfer agent, DST Systems, Inc. Shares held in the dealer’s “street name” must be redeemed or exchanged through the dealer. See the Once You Become a Shareholder section for more information.

20First Eagle Funds | Prospectus | March 1, 2020

First Eagle U.S. Value Fund

Summary Information

Investment Objective

First Eagle U.S. Value Fund (“U.S. Value Fund”) seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities.

Fees and Expenses of the U.S. Value Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the U.S. Value Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the U.S. Value Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 82 and 89, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00		None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00	*	1.00	None	None	None	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees**	0.75		0.75	0.75	0.75	0.75	0.75	0.75

Distribution and/or Service (12b-1) Fees	0.25		1.00	None	0.35	0.10	None	None

Other Expenses***	0.16		0.17	0.13	0.16	0.66	0.65	0.08
Total Annual Operating Expenses (%)	1.16		1.92	0.88	1.26	1.51	1.40	0.83
Fee Waiver**	-0.05		-0.05	-0.05	-0.05	-0.05	-0.05	-0.05
Total Annual Operating Expenses After Fee Waiver (%)	1.11		1.87	0.83	1.21	1.46	1.35	0.78
First Eagle Funds | Prospectus | March 1, 202021

Summary Information about the U.S. Value Fund

*	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

**

The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund’s net assets for the period through February 28, 2021. This agreement may not be terminated during its term without the consent of the Board of Trustees. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.75% to 0.70%.

***	“Other Expenses” shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2019.

Example

The following example is intended to help you compare the cost of investing in the U.S. Value Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same (except that the management fee waiver is taken into account only for the one-year expense example). Please keep in mind your actual costs may be higher or lower.

Share Status	1 Year	3 Years	5 Years	10 Years
Class A
Sold or Held	$608	$845	$1,102	$1,834
Class C (shares have a one year contingent deferred sales charge)
Sold	$290	$598	$1,032	$2,239

Held	$190	$598	$1,032	$2,239
Class I
Sold or Held	$85	$276	$483	$1,080
Class R3
Sold or Held	$123	$395	$687	$1,518
Class R4
Sold or Held	$149	$472	$819	$1,797
Class R5
Sold or Held	$137	$438	$761	$1,675
Class R6
Sold or Held	$80	$260	$456	$1,021

22First Eagle Funds | Prospectus | March 1, 2020

U.S. Value Fund

Portfolio Turnover Rate

The U.S. Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.65% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective of long-term capital growth, the U.S. Value Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt instruments and may invest to a lesser extent in securities of non-U.S. issuers. In particular, the Fund seeks companies exhibiting financial strength and stability, strong management and fundamental value. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The debt instruments in which the Fund may invest include fixed-income securities without regard to credit rating or time to maturity and short-term debt instruments. The Fund may also invest in gold and other precious metals, and futures contracts related to precious metals. The Fund “counts” relevant derivative positions towards its “80% of assets” allocation, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price).

The investment philosophy and strategy of the U.S. Value Fund can be broadly characterized as a “value” approach, as it seeks a “margin of safety” in each investment purchase with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. See also Defensive Investment Strategies.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under

First Eagle Funds | Prospectus | March 1, 202023

Summary Information about the U.S. Value Fund

the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts).

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in the U.S. Value Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Principal risks of investing in the U.S. Value Fund, which could adversely affect its net asset value and total return, are:

•

Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

•

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The Fund may invest in debt instruments that are below investment grade, commonly known as junk bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

•

Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

•

Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes in U.S. and foreign regulatory policies, taxes, currencies, mining laws, inflation, and various other market conditions. Gold-related investments as a group have not performed as well as the stock market in general during periods

24First Eagle Funds | Prospectus | March 1, 2020

U.S. Value Fund

when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

•

Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

•

Value Investment Strategy Risk — An investment made at a perceived “margin of safety” or “discount to intrinsic or fundamental value” can trade at prices substantially lower than when an investment is made, so that any perceived “margin of safety” or “discount to value” is no guarantee against loss. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. In such an event, the Fund’s investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies.

•

Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as expected and could adversely affect the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the U.S. Value Fund, please see the More Information about the Funds’ Investments section.

Investment Results

The following information provides an indication of the risks of investing in the U.S. Value Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-

First Eagle Funds | Prospectus | March 1, 202025

Summary Information about the U.S. Value Fund

tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.feim.com/individual-investors/fund/us-value-fund or by calling 800.334.2143.

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Calendar Year Total Returns—Class A

Best Quarter*		Worst Quarter*
First Quarter 2019	10.46%	Third Quarter 2011	-9.03%

*	For the period presented in the bar chart above.

The following table discloses after-tax returns only for Class A shares.

After-tax returns for Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares will vary. While no or only partial information is shown for Class R3, Class R4, Class R5 and Class R6 shares (because they are more recently organized), annual returns for Class R3, Class R4, Class R5 and Class R6 shares would have been substantially similar to those shown here. Class R3, Class R4, Class R5 and Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R3, Class R4, Class R5 and Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

26First Eagle Funds | Prospectus | March 1, 2020

U.S. Value Fund

Average Annual Total Returns as of December 31, 2019

	1 Year	5 Years	10 Years	Class R3 Inception (5/1/18)	Class R6 Inception (3/1/17)
First Eagle U.S. Value Fund
Class A Shares
Return Before Taxes	13.40%	5.55%	8.08%	—	—

Return After Taxes on Distributions	11.12%	3.40%	6.56%	—	—

Return After Taxes on Distributions and Sales of Fund Shares	9.27%	4.07%	6.37%	—	—
Class C Shares
Return Before Taxes	17.42%	5.83%	7.82%	—	—
Class I Shares
Return Before Taxes	19.72%	6.94%	8.93%	—	—
Class R3 Shares
Return Before Taxes	19.28%	—	—	7.26%	—
Class R6 Shares
Return Before Taxes	19.77%	—	—	—	7.23%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%	14.94%	13.33%

Our Management Team

First Eagle Investment Management, LLC serves as the U.S. Value Fund’s Adviser.

Matthew McLennan, Kimball Brooker, Jr. and Matthew Lamphier have served as the Fund’s Portfolio Managers since January 2009, March 2010 and March 2014, respectively.

How to Purchase and Redeem Shares

The minimum initial investment amount generally required for the U.S. Value Fund is $2,500 for Classes A and C and $1 million for Class I. There is no minimum initial investment for Class R3, Class R4, Class R5 and Class R6. See the About Your Investment—How to Purchase Shares section for more information.

You may purchase Fund shares on any business day at their public offering price next computed after proper receipt of the order. You may redeem or exchange Fund shares on any business day at their net asset value next computed after proper receipt

First Eagle Funds | Prospectus | March 1, 202027

Summary Information about the U.S. Value Fund

of the order. Transaction orders may be submitted via telephone, through your authorized dealer or through the Fund’s transfer agent, DST Systems, Inc. Shares held in the dealer’s “street name” must be redeemed or exchanged through the dealer. See the Once You Become a Shareholder section for more information.

28First Eagle Funds | Prospectus | March 1, 2020

First Eagle Gold Fund

Summary Information

Investment Objective

First Eagle Gold Fund (“Gold Fund”) seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio.

Fees and Expenses of the Gold Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the Gold Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Gold Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 82 and 89, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00		None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00	*	1.00	None	None	None	None	None

Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	2.00		2.00	2.00	2.00	2.00	2.00	2.00
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees	0.75		0.75	0.75	0.75	0.75	0.75	0.75

Distribution and/or Service (12b-1) Fees	0.25		1.00	None	0.35	0.10	None	None

Other Expenses**	0.29		0.30	0.24	0.15	0.64	0.21	0.14
Total Annual Operating Expenses (%)	1.29		2.05	0.99	1.25	1.49	0.96	0.89
First Eagle Funds | Prospectus | March 1, 202029

Summary Information about the Gold Fund

*	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

**	“Other Expenses” shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2019.

Example

The following example is intended to help you compare the cost of investing in the Gold Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower.

Share Status	1 Year	3 Years	5 Years	10 Years
Class A
Sold or Held	$625	$889	$1,172	$1,979
Class C (shares have a one year contingent deferred sales charge)
Sold	$308	$643	$1,103	$2,379

Held	$208	$643	$1,103	$2,379
Class I
Sold or Held	$101	$315	$547	$1,213
Class R3
Sold or Held	$127	$397	$686	$1,511
Class R4
Sold or Held	$152	$471	$813	$1,779
Class R5
Sold or Held	$98	$306	$531	$1,178
Class R6
Sold or Held	$91	$284	$493	$1,096

Portfolio Turnover Rate

The Gold Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the most

30First Eagle Funds | Prospectus | March 1, 2020

Gold Fund

recent fiscal year, the Fund’s portfolio turnover rate was 20.01% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective of providing investors the opportunity to participate in the investment characteristics of gold, the Gold Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in gold and/or securities (which may include both equity and, to a limited extent, debt instruments) directly related to gold or issuers principally engaged in the gold industry, including securities of gold mining finance companies as well as operating companies with long-, medium- or short-life mines. Up to 20% of the Fund’s assets may be invested in equity and, to a limited extent, debt instruments unrelated to gold or the gold industry. The Fund may invest up to 20% of its total assets in debt securities. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may also invest in fixed-income instruments (without regard to credit rating or time to maturity), short-term debt instruments, other precious metals, and futures contracts related to precious metals. The Fund “counts” relevant derivative positions towards its “80% of assets” allocation, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price).

An investment in the Gold Fund is not intended to be a complete investment program. However, many investors believe that, historically, a limited exposure to investments in gold or gold-related instruments may provide some offset against the market impact of political and economic disruptions, as well as relieve inflationary or deflationary pressures.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts). The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodities and related instruments, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to any investments in commodity-linked

First Eagle Funds | Prospectus | March 1, 202031

Summary Information about the Gold Fund

derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Compliance with the Fund’s investment restrictions generally will be measured on an aggregate basis in respect of the Fund’s and the Subsidiary’s portfolios. The Subsidiary will comply with the 1940 Act provisions governing affiliate transactions and custody of assets. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in the Gold Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Principal risks of investing in the Gold Fund, which could adversely affect its net asset value and total return, are:

•

Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

•

Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes in U.S. and foreign regulatory policies, taxes, currencies, mining laws, inflation, and various other market conditions. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

•

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. To date, derivatives have been used mainly under a hedging program intended to reduce the impact of foreign exchange rate changes on the Fund’s value.

•

Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations. These risks may be more pronounced with respect to investments in emerging markets. Because of the Gold Fund’s policy of investing

32First Eagle Funds | Prospectus | March 1, 2020

Gold Fund

primarily in gold, securities directly related to gold and/or of companies engaged in the gold industry, a substantial part of the Gold Fund’s assets will generally be invested in securities of companies domiciled or operating in one or more foreign countries, including emerging markets.

•

Diversification Risk — The Fund is a non-diversified mutual fund, and as a result, an investment in the Fund may expose your money to greater risks than if you invest in a diversified fund. The Fund may invest in a limited number of companies and industries, therefore gains or losses in a particular security may have a greater impact on their share price.

•

Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

•

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The Fund may invest in debt instruments that are below investment grade, commonly known as junk bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

•

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

•

Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as expected and could adversely affect the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

First Eagle Funds | Prospectus | March 1, 202033

Summary Information about the Gold Fund

For more information on the risks of investing in the Gold Fund, please see the More Information about the Funds’ Investments section.

Investment Results

The following information provides an indication of the risks of investing in the Gold Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.feim.com/individual-investors/fund/gold-fund or by calling 800.334.2143.

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Calendar Year Total Returns—Class A

Best Quarter*		Worst Quarter*
First Quarter 2016	32.55%	Second Quarter 2013	-32.24%

*	For the period presented in the bar chart above.
34First Eagle Funds | Prospectus | March 1, 2020

Gold Fund

The following table discloses after-tax returns only for Class A shares.

After-tax returns for Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares will vary. While no or only partial information is shown for Class R3, Class R4, Class R5 and Class R6 shares (because they are more recently organized), annual returns for Class R3, Class R4, Class R5 and Class R6 shares would have been substantially similar to those shown here. Class R3, Class R4, Class R5 and Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R3, Class R4, Class R5 and Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

Average Annual Total Returns as of December 31, 2019

	1 Year	5 Years	10 Years	Class R3 Inception (5/1/18)	Class R6 Inception (3/1/17)
First Eagle Gold Fund
Class A Shares
Return Before Taxes	31.58%	5.74%	-2.50%	—	—

Return After Taxes on Distributions	31.58%	5.74%	-2.69%	—	—

Return After Taxes on Distributions and Sales of Fund Shares	18.69%	4.49%	-1.72%	—	—
Class C Shares
Return Before Taxes	36.47%	6.00%	-2.76%	—	—
Class I Shares
Return Before Taxes	38.98%	7.14%	-1.74%	—	—
Class R3 Shares
Return Before Taxes	38.56%	—	—	13.70%	—
Class R6 Shares
Return Before Taxes	38.91%	—	—	—	5.28%
MSCI World Index (reflects no deduction for fees or expenses, but reflects net of taxes)	27.67%	8.74%	9.47%	9.69%	10.94%

FTSE Gold Mines Index (reflects no deduction for fees, expenses or taxes)	41.21%	11.38%	-4.60%	18.59%	8.20%
First Eagle Funds | Prospectus | March 1, 202035

Summary Information about the Gold Fund

Our Management Team

First Eagle Investment Management, LLC serves as the Gold Fund’s Adviser.

Matthew McLennan and Thomas Kertsos have served as the Fund’s Portfolio Managers since March 2013 and March 2016, respectively.

How to Purchase and Redeem Shares

The minimum initial investment amount generally required for the Gold Fund is $2,500 for Classes A and C and $1 million for Class I. There is no minimum initial investment for Class R3, Class R4, Class R5 and Class R6. See the About Your Investment—How to Purchase Shares section for more information.

You may purchase Fund shares on any business day at their public offering price next computed after proper receipt of the order. You may redeem or exchange Fund shares on any business day at their net asset value next computed after proper receipt of the order. Transaction orders may be submitted via telephone, through your authorized dealer or through the Fund’s transfer agent, DST Systems, Inc. Shares held in the dealer’s “street name” must be redeemed or exchanged through the dealer. See the Once You Become a Shareholder section for more information.

36First Eagle Funds | Prospectus | March 1, 2020

First Eagle Global Income Builder Fund

Summary Information

Investment Objective

First Eagle Global Income Builder Fund (“Global Income Builder Fund”) seeks current income generation and long-term growth of capital.

Fees and Expenses of the Global Income Builder Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the Global Income Builder Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Global Income Builder Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 82 and 89, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00		None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00	*	1.00	None	None	None	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees	0.75		0.75	0.75	0.75	0.75	0.75	0.75

Distribution and/or Service (12b-1) Fees	0.25		1.00	None	0.35	0.10	None	None

Other Expenses**	0.18		0.19	0.18	0.27	0.64	0.63	0.18
Total Annual Operating Expenses (%)	1.18		1.94	0.93	1.37	1.49	1.38	0.93

*	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.
**	“Other Expenses” shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2019.
First Eagle Funds | Prospectus | March 1, 202037

Summary Information about the Global Income Builder Fund

Example

The following example is intended to help you compare the cost of investing in the Global Income Builder Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower.

Share Status	1 Year	3 Years	5 Years	10 Years
Class A
Sold or Held	$614	$856	$1,117	$1,860
Class C (shares have a one year contingent deferred sales charge)
Sold	$297	$609	$1,047	$2,264

Held	$197	$609	$1,047	$2,264
Class I
Sold or Held	$95	$296	$515	$1,143
Class R3
Sold or Held	$139	$434	$750	$1,646
Class R4
Sold or Held	$152	$471	$813	$1,779
Class R5
Sold or Held	$140	$437	$755	$1,657
Class R6
Sold or Held	$95	$296	$515	$1,143

Portfolio Turnover Rate

There are transaction costs due to the bid/ask spread in the case of bonds or commissions in the case of stocks. The Global Income Builder Fund pays transaction costs when the Fund buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 25.54% of the average value of its portfolio.

38First Eagle Funds | Prospectus | March 1, 2020

Global Income Builder Fund

Principal Investment Strategies

To achieve its objective of current income generation and long-term growth of capital, the Global Income Builder Fund will normally invest primarily in common stocks of U.S. and foreign companies that offer attractive dividend yields as well as a range of fixed income instruments, including high-yield, below investment grade instruments (commonly referred to as “junk bonds”), investment grade instruments and sovereign debt, from markets in the United States and multiple countries around the world.

Investment decisions for the Global Income Builder Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. Under normal circumstances, the Fund anticipates it will allocate a substantial amount of its assets to income-producing securities. That generally means that approximately 80% or more of the Fund’s net assets (plus any borrowings for investment purposes) will be allocated to such investments, which may include dividend paying equities, both high-yield (below investment grade) and investment grade debt, sovereign bonds, and various short-term debt instruments. The Fund may invest in securities with any maturity or investment rating, as well as unrated securities. The Fund may also invest (typically for hedging purposes) in derivative instruments such as options, futures contracts and options on futures contracts, credit default swaps, and swaps and options on indices.

Additionally, under normal circumstances, the Fund anticipates it will allocate a substantial amount of its assets to foreign investments. That generally means that approximately 40% or more of the Fund’s net assets (plus any borrowings for investment purposes) will be allocated to foreign investments (unless market conditions are not deemed favorable by the Fund, in which case the Fund expects to invest at least 30% of its net assets (plus any borrowings for investment purposes) in foreign investments). For purposes of these 80%, 40% and 30% of assets allocations, the Fund “counts” relevant derivative positions on investments, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price).

The investment philosophy and strategy of the Global Income Builder Fund can be broadly characterized as a “value” approach, as it seeks a “margin of safety” in each investment purchase with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). With respect to equity investments in particular, a discount to “intrinsic value” is sought even for what appear to be the

First Eagle Funds | Prospectus | March 1, 202039

Summary Information about the Global Income Builder Fund

best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. Investments in debt instruments are made after careful scrutiny of the underlying creditworthiness of the issuer, taking into account such factors as cash flow generation, liquidation value and structural protections. The Global Income Builder Fund seeks to own debt instruments that offer an attractive “margin of safety” on principal repayment relative to the total expected return of the security.

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in the Global Income Builder Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Principal risks of investing in the Global Income Builder Fund, which could adversely affect its net asset value and total return, are:

•

Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

•

Foreign Investment Risk — The Fund will invest in foreign investments. Foreign investments can be susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

•

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

•

Prepayment Risk — Certain instruments, especially mortgage-backed securities, for example, are susceptible to the risk of prepayment by borrowers. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through

40First Eagle Funds | Prospectus | March 1, 2020

Global Income Builder Fund

to prepay the mortgage-backed securities, necessitating reinvestment in other assets, which may lower returns. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The market for mortgage-backed and asset-backed instruments may be volatile and limited, which may make them difficult to buy or sell.

•	Changes in Debt Ratings Risk — If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return.
•

Defaulted Securities Risk — The Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Such investments involve a substantial degree of risk. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment, and/or may be required to accept payment over an extended period of time.

•

High Yield Risk — The Fund intends to invest in high yield instruments (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade instruments and may experience extreme price fluctuations. The securities of such companies may be considered speculative and the ability of such companies to pay their debts on schedule may be uncertain.

•

Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes in U.S. and foreign regulatory policies, taxes, currencies, mining laws, inflation, and various other market conditions. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

•	Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default
First Eagle Funds | Prospectus | March 1, 202041

Summary Information about the Global Income Builder Fund

by the counterparty to the contract. To date, derivatives have been used mainly under a hedging program that seeks to reduce the impact of foreign exchange rate changes on the Fund’s value. The Fund may at times also purchase derivatives as either a hedge or for investment purposes.

•

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

•

Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

•

Bank Loan Risk — The Fund may invest in bank loans. These investments potentially expose the Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and the Fund may have difficulty selling them, especially in the case of leveraged loans, which can be difficult to value. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. At times, the Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors.

•

Real Estate Industry Risk — The Fund may invest in real estate investment trusts (“REITs”), which are subject to risks affecting the real estate industry generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

•

Value Investment Strategy Risk — An investment made at a perceived “margin of safety” or “discount to intrinsic or fundamental value” can trade at prices substantially lower than when an investment is made, so that any perceived “margin of safety” or “discount to value” is no guarantee against loss. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more

42First Eagle Funds | Prospectus | March 1, 2020

Global Income Builder Fund

“growth” oriented. In such an event, the Fund’s investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the Global Income Builder Fund, please see the More Information about the Funds’ Investments section.

Investment Results

The following information provides an indication of the risks of investing in the Global Income Builder Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.feim.com/individual-investors/fund/global-income-builder-fund or by calling 800.334.2143.

First Eagle Funds | Prospectus | March 1, 202043

Summary Information about the Global Income Builder Fund

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Calendar Year Total Returns—Class A

Best Quarter*		Worst Quarter*
First Quarter 2019	7.40%	Fourth Quarter 2018	-6.48%

*	For the period presented in the bar chart above.

The following table discloses after-tax returns only for Class A shares.

After-tax returns for Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares will vary. While no or only partial information is shown for Class R3, Class R4, Class R5 and Class R6 shares (because they are more recently organized), annual returns for Class R3, Class R4, Class R5 and Class R6 shares would have been substantially similar to those shown here. Class R3, Class R4, Class R5 and Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R3, Class R4, Class R5 and Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

44First Eagle Funds | Prospectus | March 1, 2020

Global Income Builder Fund

Average Annual Total Returns as of December 31, 2019

	1 Year	5 Years	Since Inception (5/1/12)	Class R3 Inception (5/1/18)	Class R6 Inception (3/1/17)
First Eagle Global Income Builder Fund
Class A Shares
Return Before Taxes	8.95%	4.36%	5.35%	—	—

Return After Taxes on Distributions	7.97%	3.45%	4.32%	—	—

Return After Taxes on Distributions and Sales of Fund Shares	5.33%	3.04%	3.82%	—	—

Class C Shares
Return Before Taxes	12.73%	4.63%	5.26%	—	—
Class I Shares
Return Before Taxes	14.87%	5.69%	6.33%	—	—
Class R3 Shares
Return Before Taxes	14.36%	—	—	4.58%	—
Class R6 Shares
Return Before Taxes	14.88%	—	—	—	5.86%
60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses, but reflects net of taxes)	20.01%	6.63%	7.42%	8.63%	8.35%

MSCI World Index (reflects no deduction for fees or expenses, but reflects net of taxes)	27.67%	8.74%	10.24%	9.69%	10.94%

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	2.85%	6.54%	4.15%

Our Management Team

First Eagle Investment Management, LLC serves as the Adviser to the Global Income Builder Fund.

Kimball Brooker, Jr., Edward Meigs, Sean Slein and Julien Albertini are the Portfolio Managers for the Fund. Messrs. Meigs and Slein have been Portfolio Managers since the Fund’s inception on May 1, 2012, with Mr. Brooker joining as a Portfolio Manager in July 2016. Mr. Albertini joined as a Portfolio Manager in March 2019.

First Eagle Funds | Prospectus | March 1, 202045

Summary Information about the Global Income Builder Fund

How to Purchase and Redeem Shares

The minimum initial investment amount generally required for the Global Income Builder Fund is $2,500 for Classes A and C and $1 million for Class I. There is no minimum initial investment for Class R3, Class R4, Class R5 and Class R6. See the About Your Investment—How to Purchase Shares section for more information.

You may purchase Fund shares on any business day at their public offering price next computed after proper receipt of the order. You may redeem or exchange Fund shares on any business day at their net asset value next computed after proper receipt of the order. Transaction orders may be submitted via telephone, through your authorized dealer or through the Fund’s transfer agent, DST Systems, Inc. Shares held in the dealer’s “street name” must be redeemed or exchanged through the dealer. See the Once You Become a Shareholder section for more information.

46First Eagle Funds | Prospectus | March 1, 2020

First Eagle High Income Fund (formerly named First Eagle High Yield Fund)

Summary Information

Investment Objective

First Eagle High Income Fund (“High Income Fund”) seeks to provide investors with a high level of current income.

Fees and Expenses of the High Income Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the High Income Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $100,000 in the High Income Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 82 and 89, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	4.50		None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00	*	1.00	None	None	None	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees**	0.70		0.70	0.70	0.70	0.70	0.70	0.70

Distribution and/or Service (12b-1) Fees	0.25		1.00	None	0.35	0.10	None	None

Other Expenses***	0.39		0.40	0.35	0.39	0.90	0.89	0.32
Total Annual Operating Expenses (%)	1.34		2.10	1.05	1.44	1.70	1.59	1.02
Fee Waiver**	-0.10		-0.10	-0.10	-0.10	-0.10	-0.10	-0.10
Total Annual Operating Expenses After Fee Waiver (%)	1.24		2.00	0.95	1.34	1.60	1.49	0.92
First Eagle Funds | Prospectus | March 1, 202047

Summary Information about the High Income Fund

*	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.
**

The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.10% of the average daily value of the Fund’s net assets for the period through February 28, 2021. This agreement may not be terminated during its term without the consent of the Board of Trustees. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.70% to 0.60%.

***	“Other Expenses” shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2019.

Example

The following example is intended to help you compare the cost of investing in the High Income Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same (except that the management fee waiver is taken into account only for the one-year expense example). Please keep in mind your actual costs may be higher or lower.

Share Status	1 Year	3 Years	5 Years	10 Years
Class A
Sold or Held	$571	$846	$1,142	$1,982
Class C (shares have a one year contingent deferred sales charge)
Sold	$303	$648	$1,120	$2,423

Held	$203	$648	$1,120	$2,423
Class I
Sold or Held	$97	$324	$570	$1,274
Class R3
Sold or Held	$136	$446	$777	$1,716
Class R4
Sold or Held	$163	$526	$914	$2,000
Class R5
Sold or Held	$152	$492	$856	$1,881
Class R6
Sold or Held	$94	$315	$554	$1,239

48First Eagle Funds | Prospectus | March 1, 2020

High Income Fund

Portfolio Turnover Rate

There are transaction costs due to the bid/ask spread in the case of bonds or commissions in the case of stocks. The High Income Fund pays transaction costs, such as commissions, when the Fund buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 24.19% of the average value of its portfolio.

Principal Investment Strategies

To pursue its investment objective, the High Income Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield, below investment-grade securities (commonly referred to as “junk bonds”) and instruments. Such high yield instruments may include corporate bonds and loans, municipal bonds, and mortgage-backed and asset-backed securities. The Fund may invest in, and count for the purposes of this 80% allotment, unrated securities or other instruments deemed by the Fund’s Adviser to be below investment grade. The Fund “counts” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price).

The Fund may invest its assets in the securities of both U.S. and foreign issuers. The Fund may also invest (typically for hedging purposes) in derivative instruments such as options, futures contracts and options on futures contracts, credit default swaps, and swaps and options on indices.

The Fund may invest in securities with any investment rating or time to maturity.

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in the High Income Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

First Eagle Funds | Prospectus | March 1, 202049

Summary Information about the High Income Fund

Principal risks of investing in the High Income Fund, which could adversely affect its net asset value and total return, are:

•

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

•

High Yield Risk — The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) under normal market conditions in high yield instruments (commonly known as “high yield” or “junk” bonds) which may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade securities and may experience extreme price fluctuations. The securities of such companies may be considered speculative and the ability of such companies to pay their debts on schedule may be uncertain.

•

Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

•

Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments can be susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

•

Convertible Security Risk — Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition, credit rating and changes in interest rates and other general economic, industry and market conditions.

•

Illiquid Investment Risk — Holding illiquid securities restricts or otherwise limits the ability for the Fund to freely dispose of its investments for specific periods of time. The Fund might not be able to sell illiquid securities at its desired price or time. Changes in the markets or in regulations governing the trading of illiquid instruments can cause rapid changes in the price or ability to sell an illiquid security. The market for lower-quality debt instruments, including junk bonds, is generally less liquid than the market for higher-quality debt instruments.

50First Eagle Funds | Prospectus | March 1, 2020

High Income Fund

•

Prepayment Risk — Certain instruments, especially mortgage-backed securities, for example, are susceptible to the risk of prepayment by borrowers. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in other assets, which may lower returns. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The market for mortgage-backed and asset-backed instruments may be volatile and limited, which may make them difficult to buy or sell.

•

Bank Loan Risk — The Fund may invest in bank loans. These investments potentially expose the Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and the Fund may have difficulty selling them, especially in the case of leveraged loans, which can be difficult to value. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. At times, the Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors.

•	Changes in Debt Ratings Risk — If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return.
•

Defaulted Securities Risk — The Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Such investments involve a substantial degree of risk. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment, and/or may be required to accept payment over an extended period of time.

•

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. The Fund may use derivatives in seeking to

First Eagle Funds | Prospectus | March 1, 202051

Summary Information about the High Income Fund

reduce the impact of foreign exchange rate changes on the Fund’s value. The Fund may at times also purchase derivatives linked to relevant market indices as either a hedge or for investment purposes.
•

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the High Income Fund, please see the More Information about the Funds’ Investments section.

Investment Results

The High Income Fund commenced operations in its present form on or about December 30, 2011 and is the successor to the Old Mutual High Yield Fund (the “Predecessor Fund”) pursuant to a reorganization on or about that same date. The Predecessor Fund had similar investment objectives and strategies as the Fund, but was managed by another investment adviser.

The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.feim.com/individual-investors/fund/high-income-fund or by calling 800.334.2143.

52First Eagle Funds | Prospectus | March 1, 2020

High Income Fund

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.

Calendar Year Total Returns—Class I

Best Quarter*		Worst Quarter*
Second Quarter 2016	7.08%	Third Quarter 2011	-5.97%

*	For the period presented in the bar chart above.

The following average annual total returns table discloses after-tax returns only for Class I shares.

After-tax returns for Class A, Class C, Class R3, Class R4, Class R5 and Class R6 shares will vary. Returns shown for Class I shares assume commencement of operations on November 19, 2007, which is the date of organization of the Predecessor Fund. Returns shown for Class A and Class C assume commencement of operations on January 3, 2012, which is the date of inception for these share classes. Returns shown for Class I shares include the returns of the Predecessor Fund for periods prior to January 1, 2012. While no or only partial information is shown for Class R3, Class R4, Class R5 and Class R6 shares (because they are more recently organized), annual returns for Class R3, Class R4, Class R5 and Class R6 shares would have been substantially similar to those shown here. Class R3, Class R4, Class R5 and Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R3, Class R4, Class R5 and Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

First Eagle Funds | Prospectus | March 1, 202053

Summary Information about the High Income Fund

Average Annual Total Returns as of December 31, 2019

	1 Year	5 Years	10 Years	Classes A and C Inception (1/3/12)	Class R3 Inception (5/1/18)	Class R6 Inception (3/1/17)
First Eagle High Income Fund
Class A Shares
Return Before Taxes	3.72%	3.10%	—	4.34%	—	—
Class C Shares
Return Before Taxes	6.81%	3.31%	—	4.14%	—	—
Class I Shares
Return Before Taxes	8.93%	4.38%	6.25%	—	—	—

Return After Taxes on Distributions	6.85%	1.93%	3.17%	—	—	—

Return After Taxes on Distributions and Sales of Fund Shares	5.25%	2.21%	3.51%	—	—	—
Class R3 Shares
Return Before Taxes	8.50%	—	—	—	3.97%	—
Class R6 Shares
Return Before Taxes	8.96%	—	—	—	—	4.02%
Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)	14.32%	6.13%	7.57%	6.99%	7.12%	5.58%

Our Management Team

First Eagle Investment Management, LLC serves as the Adviser to the High Income Fund.

Edward Meigs joined First Eagle Investment Management, LLC as a Portfolio Manager in 2011. Previously, Mr. Meigs served as a Portfolio Manager at Dwight Asset Management, LLC, where he managed the Predecessor Fund since its inception on November 19, 2007.

Sean Slein joined First Eagle Investment Management, LLC as a Portfolio Manager in 2011. Previously, Mr. Slein served as a Portfolio Manager at Dwight Asset Management, LLC, where he managed the Predecessor Fund since its inception on November 19, 2007.

54First Eagle Funds | Prospectus | March 1, 2020

High Income Fund

How to Purchase and Redeem Shares

The minimum initial investment amount generally required for the High Income Fund is $2,500 for Classes A and C and $1 million for Class I. There is no minimum initial investment for Class R3, Class R4, Class R5 and Class R6. See the About Your Investment—How to Purchase Shares section for more information.

You may purchase Fund shares on any business day at their public offering price next computed after proper receipt of the order. You may redeem or exchange Fund shares on any business day at their net asset value next computed after proper receipt of the order. Transaction orders may be submitted via telephone, through your authorized dealer or through the Fund’s transfer agent, DST Systems, Inc. Shares held in the dealer’s “street name” must be redeemed or exchanged through the dealer. See the Once You Become a Shareholder section for more information.

First Eagle Funds | Prospectus | March 1, 202055

First Eagle Fund of America

Summary Information

Investment Objective

First Eagle Fund of America (“Fund of America”) seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity securities.

Fees and Expenses of the Fund of America

The following information describes the fees and expenses you may pay if you buy and hold shares of Fund of America.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in Fund of America. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 82 and 89, respectively, and in the appendix to the Fund’s Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

	Class A		Class C	Class Y†	Class I	Class R3	Class R4	Class R5	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00		None	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00	*	1.00	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees**	0.90		0.90	0.90	0.90	0.90	0.90	0.90	0.90

Distribution and Service (12b-1) Fees	0.25		1.00	0.25	None	0.35	0.10	None	None

Other Expenses***	0.23		0.22	0.20	0.15	0.19	0.66	0.65	0.10
Total Annual Operating Expenses (%)	1.38		2.12	1.35	1.05	1.44	1.66	1.55	1.00
Fee Waiver**	-0.05		-0.05	-0.05	-0.05	-0.05	-0.05	-0.05	-0.05
Total Annual Operating Expenses After Fee Waiver (%)	1.33		2.07	1.30	1.00	1.39	1.61	1.50	0.95

56First Eagle Funds | Prospectus | March 1, 2020

Fund of America

†	Closed to new investors.
*	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

**

0.90% (waived to 0.85%) of the first $2.25 billion of the Fund’s average daily net assets, 0.85% of the next $2.75 billion of average daily net assets, and 0.80% of average daily net assets in excess of $5 billion. The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the first $2.25 billion of the Fund’s average daily net assets for the period through February 28, 2021. This agreement may not be terminated during its term without the consent of the Board of Trustees. The waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.90% to 0.85%. The other breakpoints in excess of $2.25 billion remain unchanged.

***	“Other Expenses” shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2019.

Example

The following example is intended to help you compare the cost of investing in Fund of America with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same (except that the management fee waiver is taken into account only for the one-year expense example). Please keep in mind your actual costs may be higher or lower.

First Eagle Funds | Prospectus | March 1, 202057

Summary Information about the Fund of America

Share Status	1 Year	3 Years	5 Years	10 Years
Class A
Sold or Held	$629	$910	$1,213	$2,070
Class C (shares have a one year contingent deferred sales charge)
Sold	$310	$659	$1,134	$2,448

Held	$210	$659	$1,134	$2,448
Class Y
Sold or Held	$132	$423	$735	$1,620
Class I
Sold or Held	$102	$329	$575	$1,278
Class R3
Sold or Held	$142	$451	$782	$1,720
Class R4
Sold or Held	$164	$519	$897	$1,961
Class R5
Sold or Held	$153	$485	$840	$1,841
Class R6
Sold or Held	$97	$313	$548	$1,220

Portfolio Turnover Rate

Fund of America pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, Fund of America’s portfolio turnover rate was 26.42% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective of capital appreciation, Fund of America will primarily invest in domestic stocks and, to a lesser extent, debt and foreign equity instruments. Normally, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) are invested in domestic equity and debt instruments. The Fund “counts” derivative positions on these instruments for purposes of this 80% allocation, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price). Equity securities include common stocks, preferred stocks,

58First Eagle Funds | Prospectus | March 1, 2020

Fund of America

convertible securities and warrants. The Fund may also invest in repurchase agreements and derivatives.

Derivatives include investing in options, futures and swaps and related products. Specifically, the Fund may enter into interest rate, credit default, currency, equity, fixed income and index swaps and the purchase or sale of related caps, floors and collars.

In addition, the Fund may enter into options on securities and on stock indices to limit the Fund’s investment risk and augment its investment return. Further, the Fund may write “covered” call options on equity or debt securities and on stock indices in seeking to enhance investment return or to hedge against declines in the prices of portfolio securities or may write put options to hedge against increases in the prices of securities which it intends to purchase. The Fund also may write call options on broadly based stock and bond market indices if at the time of writing it holds a portfolio of stocks or bonds listed on such index. Finally, the Fund may utilize futures contracts and options on futures on securities exchanges or in the over-the-counter market.

The Fund may enter into certain types of repurchase agreements, primarily as a cash management strategy.

The investment philosophy and strategy of Fund of America can be broadly characterized as a bottom-up, event-driven approach to choose securities that the Fund believes are undervalued and should perform well. In a bottom-up approach, companies and securities are researched and chosen individually. In an event-driven approach, one looks for companies that appear to be undervalued in relation to their potential value in light of positive corporate changes. Signals of corporate change can be management changes, large share repurchases, potential acquisitions or mergers. If changes are successful, these companies should realize a rise in the stock price. Fund of America invests in the securities of companies that it believes are undervalued relative to their overall financial and managerial strength. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may invest in debt securities generally without regard to their credit rating or time to maturity. However, the Fund has no current intention of investing more than 5% of its net assets in high yield bonds.

First Eagle Funds | Prospectus | March 1, 202059

Summary Information about the Fund of America

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in Fund of America. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Principal risks of investing in Fund of America, which could adversely affect its net asset value and total return, are:

•

Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which Fund of America invests, as well as economic, political, or social events in the United States or abroad.

•

Event-Driven Style Risk — The event-driven investment style carries the additional risk that the event anticipated occurs later than expected, does not occur at all, or does not have the desired effect on the market price of the securities.

•

Diversification Risk — The Fund is a non-diversified mutual fund, and as a result, an investment in Fund of America may expose your money to greater risks than if you invest in a diversified fund. Fund of America will invest in a limited number of companies and industries, therefore gains or losses in a particular security may have a greater impact on their share price.

•

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The Fund may invest in debt instruments that are below investment grade, commonly known as “high yield” or “junk” bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

•

Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with

60First Eagle Funds | Prospectus | March 1, 2020

Fund of America

market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.
•

Repurchase Agreements Risk — The Fund may enter into certain types of repurchase agreements, primarily as a cash management strategy. If the seller fails to repurchase the security and the market value declines, the Fund may lose money.

•

Options Risk — The Fund may engage in various options transactions in which the Fund seeks to limit investment risk or increase investment returns by purchasing the right to buy or sell, or by selling the obligation to buy or sell, a security at a set price in the future. The Fund pays a premium when buying options and receives a premium when selling options. When trading options, the Fund may incur losses or forego otherwise realizable gains if market prices do not move as expected.

•

Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in Fund of America, please see the More Information about the Funds’ Investments section.

Investment Results

The following information provides an indication of the risks of investing in Fund of America by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

First Eagle Funds | Prospectus | March 1, 202061

Summary Information about the Fund of America

Updated performance information is available at www.feim.com/individual-investors/fund/fund-america or by calling 800.334.2143.

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Calendar Year Total Returns—Class Y

Best Quarter*		Worst Quarter*
First Quarter 2019	18.66%	Fourth Quarter 2018	-21.67%

*	For the period presented in the bar chart above.

The following table discloses after-tax returns only for Class Y shares.

After-tax returns for Class C, Class A, Class I, Class R3, Class R4, Class R5 and Class R6 shares will vary. While no or only partial information is shown for Class R3, Class R4, Class R5 and Class R6 shares (because they are more recently organized), annual returns for Class R3, Class R4, Class R5 and Class R6 shares would have been substantially similar to those shown here. Class R3, Class R4, Class R5 and Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R3, Class R4, Class R5 and Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

62First Eagle Funds | Prospectus | March 1, 2020

Fund of America

Average Annual Total Returns as of December 31, 2019

	1 Year	5 Years	10 Years	Class I Inception (3/8/13)	Class R3 Inception (5/1/18)	Class R6 Inception (3/1/17)
First Eagle Fund of America
Class Y Shares
Return Before Taxes	28.39%	2.39%	9.00%	—	—	—

Return After Taxes on Distributions	28.08%	0.52%	7.59%	—	—	—

Return After Taxes on Distributions and Sales of Fund Shares	16.98%	1.66%	7.20%	—	—	—
Class C Shares
Return Before Taxes	26.41%	1.64%	8.19%	—	—	—
Class A Shares
Return Before Taxes	21.92%	1.35%	8.44%	—	—	—
Class I Shares
Return Before Taxes	28.74%	2.71%	—	6.55%	—	—
Class R3 Shares
Return Before Taxes	28.19%	—	—	—	0.63%	—
Class R6 Shares
Return Before Taxes	28.77%	—	—	—	—	3.82%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%	13.74%	14.94%	13.33%

Our Management Team

First Eagle Investment Management, LLC serves as Fund of America’s Adviser.

Portfolio Managers Harold Levy, Eric Stone and Lukasz Thieme of Iridian Asset Management LLC, a subadviser retained by First Eagle Investment Management, LLC, have responsibility for the day-to-day management of Fund of America and are assisted by their colleague Portfolio Manager David Cohen. Messrs. Levy and Cohen have served as Portfolio Managers of the Fund since the Fund’s inception in April 1987 and since 1989, respectively. Mr. Stone has served as a Portfolio Manager since March 2014 and Mr. Thieme has served as a Portfolio Manager since March 2018.

First Eagle Funds | Prospectus | March 1, 202063

Summary Information about the Fund of America

How to Purchase and Redeem Shares

The minimum initial investment amount generally required for the Fund of America is $2,500 for Classes A, C, and Y and $1 million for Class I. There is no minimum initial investment for Class R3, Class R4, Class R5 and Class R6. See the About Your Investment—How to Purchase Shares section for more information. Class Y shares are closed to new investors subject to the limited exceptions described in the About Your Investment—Fund of America Class Y Shares (closed to new investors) section.

You may purchase Fund shares on any business day at their public offering price next computed after proper receipt of the order. You may redeem or exchange Fund shares on any business day at their net asset value next computed after proper receipt of the order. Transaction orders may be submitted via telephone, through your authorized dealer or through the Fund’s transfer agent, DST Systems, Inc. Shares held in the dealer’s “street name” must be redeemed or exchanged through the dealer. See the Once You Become a Shareholder section for more information.

64First Eagle Funds | Prospectus | March 1, 2020

Summary Information about the Funds

Information about Taxes and Financial Intermediaries

Tax Information

It is the Funds’ policy to make periodic distributions of net investment income and net realized capital gains, if any. Unless you elect otherwise, your ordinary income dividends and capital gain distributions will be reinvested in additional shares of the same share class of a Fund at net asset value calculated as of the date immediately preceding the payment date. The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan or an individual retirement account. Amounts withdrawn from a tax-deferred account may be subject to tax, including a penalty on pre-retirement distributions that are not properly rolled over to other tax-deferred accounts. See the Information on Dividends, Distributions and Taxes section for more information.

Payments to Broker-Dealers and Financial Intermediaries

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. See the About Your Investment—Distribution and/or Shareholder Services Expenses section for more information.

First Eagle Funds | Prospectus | March 1, 202065

More Information about the Funds’ Investments

Investment Objectives and Strategies of the Funds

Global Fund. The Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. In seeking to achieve this objective, the Fund will normally invest primarily in common stocks (and securities convertible into common stocks) of U.S. and foreign companies. The Fund may also invest in short-term debt instruments, gold and other precious metals, and futures contracts related to precious metals, and fixed-income instruments of domestic or foreign issuers.

Overseas Fund. The Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. In seeking to achieve this objective, the Fund invests primarily in equity securities of non-U.S. companies, the majority of which are traded in mature markets, and may invest in emerging markets. Normally, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities. The Fund may invest in fixed-income instruments, short-term debt instruments, gold and other precious metals, and futures contracts related to precious metals.

U.S. Value Fund. The U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The Fund may also invest in gold and other precious metals, and futures contracts related to precious metals.

Gold Fund. The Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. At least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in gold and/or securities (which may include both equity and, to a limited extent, debt instruments) directly related to gold or issuers principally engaged in the gold industry, including securities of gold mining finance companies as well as operating companies with long, medium or short-life mines. The Fund may also invest in debt and equity instruments unrelated to the gold industry, other precious metals and futures contracts related to precious metals.

Global Income Builder Fund. The Global Income Builder Fund seeks current income generation and long-term growth of capital. The Fund will normally invest primarily in common stocks of U.S. and foreign companies that offer attractive dividend yields as well as a range of fixed income instruments, including high yield, below investment grade instruments (commonly referred to as “junk bonds”),

66First Eagle Funds | Prospectus | March 1, 2020

More Information about the Funds’ Investments

investment grade instruments, sovereign debt and various short-term debt instruments from markets in the United States and multiple countries around the world.

High Income Fund. The High Income Fund seeks to provide investors with a high level of current income. The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in high yield, below investment-grade securities (commonly referred to as “junk bonds”) and instruments. Such high yield instruments may include corporate bonds and loans, municipal bonds, and mortgage-backed and asset-backed securities. The Fund may also invest in other types of instruments including unrated debt securities and derivatives and may also employ certain investment techniques which create market exposure.

Fund of America. The Fund of America seeks capital appreciation by investing primarily in domestic stocks and to a lesser extent in debt and foreign equity securities. The Fund may also invest in repurchase agreements and derivatives.

All Funds—Change in Investment Objective. Although no change is anticipated, the investment objective of each of the Funds, except for the Global Fund, can be changed without shareholder approval. Shareholders will be notified a minimum of 60 days in advance of any change in investment objective or of any change in a Fund’s “80% of assets” investment policies.

Principal Investment Risks

Some of the principal investment risks of the Funds are described below in greater detail than in the Fund Summaries at the beginning of this Prospectus. The chart identifies which of these risks are applicable to a particular Fund. Other investment risks and practices also apply and are described in the Statement of Additional Information (the “SAI”), which is available on request (see back cover).

First Eagle Funds | Prospectus | March 1, 202067

More Information about the Funds’ Investments

Risk	Global Fund	Overseas Fund	U.S. Value Fund	Gold Fund	Global Income Builder Fund	High Income Fund	Fund of America

Market Risk	•	•	•	•	•	•	•

Credit and Interest Rate Risk	•	•	•	•	•	•	•

Foreign Investment Risk	•	•	•	•	•	•	•

Emerging Market Risk		•

Small and Medium-Size Company Risk	•	•	•	•	•		•

Illiquid Investment Risk						•

Derivatives Risk	•	•		•	•	•

Subsidiary Risk	•	•	•	•

Options Risk							•

Gold Risk	•	•	•	•	•

Diversification Risk				•			•

High Yield Risk					•	•

Prepayment Risk					•	•

Currency Risk	•	•		•	•	•

Changes in Debt Ratings Risk					•	•

Bank Loan Risk					•	•

Convertible Security Risk						•

Defaulted Securities Risk					•	•

Real Estate Industry Risk					•

Event-Drive Style Risk							•

Repurchase Agreements Risk							•

Value Investment Strategy Risk	•	•	•		•

Market Risk — All securities may be subject to adverse market trends. The value of a Fund’s portfolio holdings may fluctuate in response to events specific to the companies or stock or bond markets in which a Fund invests, as well as economic, political, or social events in the United States or abroad. This may cause a Fund’s portfolio to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

68First Eagle Funds | Prospectus | March 1, 2020

More Information about the Funds’ Investments

Credit and Interest Rate Risk — The value of a Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The value of the debt securities held by a Fund fluctuates with the credit quality of the issuers of those securities. A Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

Foreign Investment Risks — Foreign investments involve certain inherent risks that are different from those of domestic investments, including political or economic instability of the issuer or the country of issue, less government supervision and regulation of foreign securities exchanges, changes in foreign currency and exchange rates, less public information about foreign companies, greater price fluctuations, and the possibility of adverse changes in investment or exchange control regulations. Currency fluctuations may also affect the net asset value of a Fund irrespective of the performance of the underlying investments in foreign issuers. Foreign governments can also levy confiscatory taxes, expropriate assets and limit repatriations of assets. These risks may be more pronounced with respect to investments in emerging markets, as described below. As a result of these and other factors, foreign securities may be subject to greater price fluctuation than securities of U.S. companies.

Emerging Market Risk — To the extent a Fund invests in emerging market securities, the Fund may be exposed to market, credit, currency, liquidity, legal, political, technical and other risks different from, and generally greater than, the risks of investing in developed markets. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Small and Medium-Size Company Risk — In addition to investments in larger companies, each Fund may invest in smaller and medium-size companies, which historically have been more volatile in price than larger company securities, especially over the short term. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. Among the reasons for the greater price volatility are the less certain growth

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prospects of smaller companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of smaller companies to changing economic conditions. In addition, smaller companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. The Funds consider small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

Illiquid Investment Risk — Holding illiquid securities restricts or otherwise limits the ability for a Fund to freely dispose of its investments for specific periods of time. A Fund might not be able to sell illiquid securities at its desired price or time. Changes in the markets or in regulations governing the trading of illiquid instruments can cause rapid changes in the price or ability to sell an illiquid security. The market for lower-quality debt instruments, including junk bonds and leveraged loans, is generally less liquid than the market for higher-quality debt instruments.

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. Derivatives are subject to counterparty risk, which is the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, such as those experienced in the subprime and non-agency mortgage market over recent years, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty. If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss, which could also lead to an increase in redemptions of Fund shares. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund was unable to liquidate its position because of an illiquid secondary market. The market for some derivatives is, or suddenly can become, illiquid, especially in times of financial stress. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Subsidiary Risk — By investing in its Subsidiary, each of the Global Fund, Overseas Fund, U.S. Value Fund, and Gold Fund are indirectly exposed to the risks associated with that Subsidiary’s investments. The Subsidiaries are not registered under the 1940 Act and are not subject to all of the investor protections of the 1940 Act.

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Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or a Subsidiary to operate as expected and could adversely affect the Fund.

Options Risk — When trading options, a Fund may incur losses or forego otherwise realizable gains if market prices do not move as expected.

Gold Risk — The Gold Fund maintains a policy of concentrating its investments in gold and gold-related issues. The other Funds may also invest in assets of this nature. Each Fund is therefore susceptible to specific political and economic risks affecting the price of gold and other precious metals including changes in U.S. and foreign regulatory policies, tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of a Fund’s investments in such securities may also be affected. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

Although the risks related to investing in gold and other precious metals directly (as each of the Funds other than Fund of America are authorized to do) are similar to those of investing in precious metal finance and operating companies, as just described, there are additional considerations, including custody and transaction costs that may be higher than those involving securities. Moreover, holding gold results in no income being derived from such holding, unlike certain securities which may pay dividends or make other current payments. Although the Funds have contractual protections with respect to the credit risk of their custodian, gold held in physical form (even in a segregated account) involves the risk of delay in obtaining the assets in the case of bankruptcy or insolvency of the custodian. This could impair disposition of the assets under those circumstances. In addition, income derived from trading in gold and certain contracts and derivatives relating to gold may result in negative tax consequences. Finally, although not currently anticipated, if gold in the future were held in a book account, it would involve risks of the credit of the party holding the gold.

Diversification Risk — The Gold Fund and Fund of America are non-diversified mutual funds, and as a result, an investment in these Funds may expose your money to greater risks than if you invest in a diversified fund. These Funds may invest in a

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limited number of companies and industries, and therefore gains or losses in a particular security may have a greater impact on their share price.

High Yield Risk — The High Income Fund maintains a policy of concentrating its investments in high yield debt instruments. The other Funds may also invest in assets of this nature. Instruments with the lowest investment grade ratings are considered to have speculative characteristics. Certain debt instruments that have not been rated also are considered by the Adviser to be equivalent to below investment grade (often referred to as “high yield” or “junk” bonds). On balance, debt instruments that are below investment grade are considered predominately speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of default and bankruptcy. In the event of a high yield issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders. Prices of high yield instruments are subject to extreme price fluctuations and are likely to be less marketable and more adversely affected by economic downturns than higher-quality debt instruments. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt instruments, especially in a thinly traded market. Analyses of the creditworthiness of issuers of lower-rated debt instruments may be more complex than for issuers of higher-rated instruments, and the ability of each Fund to achieve its investment objective may, to the extent of investment in lower-rated debt instruments, be more dependent upon such creditworthiness analyses than would be the case if this Fund were investing in higher-rated instruments.

Prepayment Risk — Certain instruments, especially mortgage-backed securities, for example, are susceptible to the risk of prepayment by borrowers. During a period of declining interest rates, homeowners may refinance their high rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in other assets, which may lower returns. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The market for mortgage-backed and asset-backed instruments may be volatile and limited, which may make them difficult to buy or sell.

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Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect a Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

Changes in Debt Ratings Risk — Investments can be subject to the risk of downgrade by a ratings agency. Ratings downgrades generally affect the value of the downgraded security and are likely to result in both decreased demand for the security and an investor expectation of a higher rate of return on the security.

Bank Loan Risk — The Funds may invest in bank loans. These investments potentially expose a Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. A Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. Even investments in secured loans present risk, as there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. The market for bank loans may be illiquid and a Fund may have difficulty selling them. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. In some instances, other accounts managed by the Adviser or an affiliate may hold other securities issued by borrowers whose loans may be held in the Fund’s portfolio. If the credit quality of the issuer deteriorates, the Adviser may owe conflicting fiduciary duties to the Fund and other client accounts. At times, the Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors. Alternatively, the Adviser may come into possession of material, non-public information about the issuers of loans that may be held in the Fund’s portfolio. The Adviser’s ability to trade in these loans for the account of the Fund could be limited by its possession of such information. Limitations on the Adviser’s ability to trade could have an adverse effect on the Fund by preventing the Fund from selling a loan that is experiencing a material decline in value.

Convertible Security Risk — The Funds may be susceptible to convertible security risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition, and credit rating and changes in interest rates and other general economic, industry and market conditions. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable non-convertible securities. They may be less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

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Defaulted Securities Risk — A Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Such investments involve a substantial degree of risk. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment, and/or may be required to accept payment over an extended period of time. A wide variety of considerations render the outcome of any investment in a financially distressed company uncertain, and the level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties, is unusually high. There is no assurance that the Adviser will correctly evaluate the intrinsic values of the distressed companies in which the Fund may invest.

Real Estate Industry Risk — A Fund may invest in real estate investment trusts (“REITs”), which are subject to risks affecting the real estate industry. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and/or to maintain exemptions from the 1940 Act. A Fund’s investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.

Event-Driven Style Risk — The event-driven investment style of the Fund of America carries the additional risk that the event anticipated occurs later than expected, does not occur at all, or does not have the desired effect on the market price of the securities.

Repurchase Agreements Risk — A Fund may enter into certain types of repurchase agreements, primarily as a cash management strategy. If the seller fails to repurchase the security and the market value declines, the Fund may lose money.

Value Investment Strategy Risk — An investment strategy that employs a “value” approach may pose a risk to a Fund that such investment strategy may not be successfully achieved. In any Fund, an investment made at a perceived “margin of safety” or “discount to intrinsic or fundamental value” can trade at prices substantially lower than when an investment is made, so that any perceived “margin of safety” or “discount to value” is no guarantee against loss. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose

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favor with investors as compared to those that are more “growth” oriented. In such an event, a Fund’s investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies.

Defensive Investment Strategies

The Funds have the flexibility to respond promptly to changes in market and economic conditions. For example, a defensive strategy may be warranted during periods of unfavorable market or economic conditions, including periods of market turbulence or periods when prevailing market valuations are higher than those deemed attractive under the investment criteria generally applied on behalf of the Funds. Under a defensive strategy, the Funds may hold cash and/or invest up to 100% of their assets in high quality debt securities or money market instruments of U.S. or foreign issuers. In such a case, a Fund may not be able to pursue, and may not achieve, its investment objective. It is impossible to predict whether, when or for how long a Fund will employ defensive strategies.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to disclosure of their portfolio securities is available in the Funds’ Statement of Additional Information (in the section titled Disclosure of Portfolio Holdings), which is available to you without charge. Top position holdings (generally either top 10 or top five depending on the concentration represented), as well as certain statistical information relating to portfolio holdings such as region or sector breakdowns, for the Funds are posted to the website on a monthly basis within 30 days after the end of each month. These postings can be located behind the Portfolio tab on each Fund’s page of the website and generally are available for at least 30 days from their date of posting. Certain archived top holding postings are also available.

Fund Indices

The Average Annual Total Returns tables earlier in this Prospectus illustrate how each Fund’s average annual returns for different calendar periods compare to the returns of one of the specified indices. These indices are not available for purchase. Additional information on each is set out below.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed markets countries. The index provides total returns in U.S. dollars with net dividends reinvested. One cannot invest directly in an index.

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The MSCI EAFE Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of companies from 21 developed market countries, excluding the United States and Canada. One cannot invest directly in an index.

The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index.

The FTSE Gold Mines Index Series is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The Index is unmanaged, and includes dividends reinvested. One cannot invest directly in an index.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. One cannot invest directly in an index.

The Bloomberg Barclays U.S. Corporate High Yield Index is composed of fixed-rate, publicly issued, non-investment grade debt and is unmanaged, with dividends reinvested. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. One cannot invest directly in an index.

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Fund Management

The Adviser

The Adviser of each Fund is First Eagle Investment Management, LLC, a subsidiary of First Eagle Holdings, Inc. (“FE Holdings”). Based in New York City since 1937, FE Holdings, formerly Arnhold and S. Bleichroeder Holdings, Inc., is the successor firm to two German banking houses—Gebr. Arnhold, founded in Dresden in 1864, and S. Bleichroeder, founded in Berlin in 1803. A controlling interest in FE Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership (“BCP CC Holdings”). BCP CC Holdings GP L.L.C., a Delaware limited liability company (“BCP CC Holdings GP”), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. (“BCP VI”) and Corsair IV Financial Services Capital Partners L.P. (“Corsair IV”). BCP VI and Corsair IV are indirectly controlled by The Blackstone Group Inc. (“Blackstone”) and Corsair Capital LLC (“Corsair”), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in FE Holdings and the Adviser through BCP CC Holdings. The Adviser offers a variety of investment management services. In addition to the Funds, its clients include the First Eagle Variable Funds, other pooled vehicles, corporations, foundations, major retirement plans and high net worth individuals. As of January 31, 2020, the Adviser had over $93 billion under management. The Adviser’s address is 1345 Avenue of the Americas, New York, NY 10105.

Matthew McLennan and Kimball Brooker, Jr. manage Global Fund and Overseas Fund. Matthew McLennan, Kimball Brooker, Jr. and Matthew Lamphier manage U.S. Value Fund. Matthew McLennan and Thomas Kertsos manage Gold Fund. Kimball Brooker, Jr., Edward Meigs, Sean Slein and Julien Albertini manage Global Income Builder Fund. Edward Meigs and Sean Slein manage High Income Fund. Their professional backgrounds are below.

Matthew McLennan is Head of the First Eagle Global Value Team, manages Global Fund and Overseas Fund with Mr. Brooker, manages U.S. Value Fund with Messrs. Brooker and Lamphier and manages Gold Fund with Mr. Kertsos. Mr. McLennan joined the Adviser in September 2008 after having held various senior positions with Goldman Sachs Asset Management in London and New York. While at his predecessor firm for over fourteen years, Mr. McLennan was Chief Investment Officer of a London-based investment team from 2003 to 2008 where he was responsible for managing a focused value-oriented global equity product and held positions from 1994 to 2003 that included portfolio management and investment analyst responsibilities for small-cap and mid-cap value equity portfolios.

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Fund Management

Kimball Brooker, Jr. manages Global Fund and Overseas Fund with Mr. McLennan, manages U.S. Value Fund with Messrs. McLennan and Lamphier and manages the Global Income Builder Fund with Messrs. Meigs, Slein and Albertini. Mr. Brooker joined the Adviser in January 2009 and is also a member of the First Eagle Global Value analyst team. For the three years prior to that, Mr. Brooker was Chief Investment Officer of Corsair Capital.

Matthew Lamphier manages U.S. Value Fund with Messrs. McLennan and Brooker. He joined the Adviser in May 2007 and is also a member of the First Eagle Global Value analyst team. Prior to that, Mr. Lamphier worked as a research analyst at various financial institutions, most recently, Trilogy Global Advisors.

Thomas Kertsos manages Gold Fund with Mr. McLennan. He joined the Adviser in May 2014 and is also a member of the First Eagle Global Value analyst team. Prior to that, Mr. Kertsos worked as an analyst at Fidelity Management & Research.

Edward Meigs joined First Eagle Investment Management, LLC in 2011. Prior to serving as Portfolio Manager to High Income Fund with Mr. Slein and Global Income Builder Fund with Messrs. Brooker, Slein and Albertini, Mr. Meigs held various portfolio management positions at Dwight Asset Management, LLC, the investment adviser to the Predecessor Fund to the High Income Fund, since 2001, where he managed the Predecessor Fund since its inception.

Sean Slein joined First Eagle Investment Management, LLC in 2011. Prior to serving as Portfolio Manager to High Income Fund with Mr. Meigs and Global Income Builder Fund with Messrs. Brooker, Meigs and Albertini, Mr. Slein held various portfolio management positions at Dwight Asset Management, LLC, the investment adviser to the Predecessor Fund to the High Income Fund, since 2001, where he managed the Predecessor Fund since its inception.

Julien Albertini manages Global Income Builder Fund with Messrs. Booker, Meigs and Slein. He joined the Adviser in 2013 and is also a member of the First Eagle Global Value analyst team. Prior to that, Mr. Albertini worked in various roles at various financial institutions, most recently Tiger Veda LP.

Additional information regarding these portfolio managers’ compensation, other accounts managed and ownership of securities in the First Eagle Funds is available in the Statement of Additional Information. The portfolio managers are supported in their duties by a team of investment professionals employed by the Adviser. Also available in the Statement of Additional Information is certain background information regarding these investment professionals. The personnel responsible for

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Fund Management

the day-to-day management of Fund of America are described under “The Subadviser.”

Pursuant to an advisory agreement with the Funds, the Adviser is responsible for the management of each of the Funds’ portfolios or, in the case of Fund of America, oversees and supervises the investment management services provided by the Subadviser. In return for its investment management services, each Fund pays the Adviser a fee at the annual rate of the average daily value of its net assets as follows:

Management Fee
Global Fund	0.75%

Overseas Fund	0.75%

U.S. Value Fund	0.75	%*

Gold Fund	0.75%

Global Income Builder Fund	0.75%

High Income Fund	0.70	%**

Fund of America	0.90	%***

*

The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the U.S. Value Fund’s net assets for the period through February 28, 2021. This agreement may not be terminated during its term without the consent of the Board of Trustees. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.75% to 0.70%.

**

The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.10% of the average daily value of the High Income Fund’s net assets for the period through February 28, 2021. This agreement may not be terminated during its term without the consent of the Board of Trustees. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.70% to 0.60%.

***

0.90% (waived to 0.85%) of the first $2.25 billion of the Fund’s average daily net assets, 0.85% of the next $2.75 billion of average daily net assets, and 0.80% of average daily net assets in excess of $5 billion. The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the first $2.25 billion of the Fund’s average daily net assets for the period through February 28, 2021. This agreement may not be terminated during its term without the consent of the Board of Trustees. The waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.90% to 0.85%. The other breakpoints in excess of $2.25 billion remain unchanged.

The Adviser also performs certain administrative, accounting, operations, compliance and other services on behalf of the Funds, and in accordance with its agreements with them, the Funds (other than the Global Income Builder Fund and the High Income Fund) reimburse the Adviser for costs (including personnel, related overhead and other costs) related to those services. Those reimbursements may not exceed an annual rate of 0.05% of the value of a Fund’s average daily net assets. Each of the Global Income Builder Fund and the High Income Fund pays a fee to the Adviser

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Fund Management

related to those services. The fee is an annual rate of 0.05% of the value of each of the Global Income Builder Fund’s and the High Income Fund’s average daily net assets. These fees and reimbursements comprise a portion, and sometimes a substantial portion, of each Fund’s “Other Expenses” in the fees and expenses tables at the beginning of this Prospectus.

The Subadviser

Pursuant to a subadvisory agreement with the Adviser, Iridian Asset Management LLC (“Iridian” or the “Subadviser”) manages the investments of Fund of America. Iridian is a registered investment adviser whose primary office is at 276 Post Road West, Westport, CT 06880. Harold J. Levy, Eric Stone and Lukasz Thieme are the portfolio managers primarily responsible for Fund of America. Mr. Levy was, as an employee of FEIM, a portfolio manager of the Fund in its prior format as a series of the former First Eagle Funds Trust since its inception in April 1987. David L. Cohen assists Mr. Levy, Mr. Stone and Mr. Thieme and also is a portfolio manager of the Fund and, as an employee of FEIM was a portfolio manager of the Fund in its prior format as a series of the former First Eagle Funds Trust since 1989. Prior to 2002, Messrs. Levy and Cohen were employed by FEIM since 1985 and 1989, respectively. Iridian is wholly owned by entities controlled by Messrs. Levy and Cohen. Mr. Stone joined Iridian in April 2012 and for the three years prior to that, Mr. Stone worked as a portfolio manager with Plural Investments. Mr. Thieme joined Iridian in August 2007 as a research analyst and for the two years prior to that worked as an analyst with LRL/Ritchie Capital.

The fees paid to Iridian by the Adviser under the Subadvisory Agreement are based on a reference amount equal to 50% of the combined (i) fees received by the Adviser for advisory services on behalf of the Fund and (ii) fees received by the Fund’s distributor for its shareholder liaison services on behalf of the Fund. These amounts are reduced by certain direct marketing costs borne by the Adviser in connection with the Fund and are further reduced by the amount paid by the Adviser for certain administrative expenses incurred in providing services to the Fund.

Additional information regarding these portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of securities in Fund of America is available in the Statement of Additional Information.

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Fund Management

Approval of Advisory and Subadvisory Agreements

A discussion regarding the basis of the Funds’ Board of Trustees’ (“Board of Trustees”) approval of the Advisory and Subadvisory Agreements between the Funds and the Adviser or Subadviser is available in the Annual or Semi-Annual Report to shareholders for financial reporting periods in which the Agreements were acted upon by the Board of Trustees.

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About Your Investment

Investing requires a plan. Whether you invest on your own or use the services of a financial professional, you should create a strategy designed to meet your short-term and long-term financial goals.

How to Purchase Shares

The minimum initial and subsequent investment amounts generally required for share classes of each Fund are included in the table below. If you invest through a financial intermediary, your financial intermediary may establish higher or lower minimum initial and subsequent investment amounts.

Minimum Investments	Initial*		Subsequent
First Eagle Global Fund
Class A	$2,500		$100

Class C	2,500		100

Class I	1,000,000	**	100

Class R3	None		None

Class R4	None		None

Class R5	None		None

Class R6	None		None

First Eagle Overseas Fund
Class A	$2,500		$100

Class C	2,500		100

Class I	1,000,000	**	100

Class R3	None		None

Class R4	None		None

Class R5	None		None

Class R6	None		None

See footnotes on page 84.

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About Your Investment

Minimum Investments	Initial*		Subsequent
First Eagle U.S. Value Fund
Class A	$2,500		$100

Class C	2,500		100

Class I	1,000,000	**	100

Class R3	None		None

Class R4	None		None

Class R5	None		None

Class R6	None		None

First Eagle Gold Fund
Class A	$2,500		$100

Class C	2,500		100

Class I	1,000,000	**	100

Class R3	None		None

Class R4	None		None

Class R5	None		None

Class R6	None		None

First Eagle Global Income Builder Fund
Class A	$2,500		$100

Class C	2,500		100

Class I	1,000,000	**	100

Class R3	None		None

Class R4	None		None

Class R5	None		None

Class R6	None		None

See footnotes on next page.

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About Your Investment

Minimum Investments	Initial*		Subsequent
First Eagle High Income Fund
Class A	$2,500		$100

Class C	2,500		100

Class I	1,000,000	**	100

Class R3	None		None

Class R4	None		None

Class R5	None		None

Class R6	None		None

First Eagle Fund of America
Class A	$2,500		$100

Class C	2,500		100

Class Y***	2,500		100

Class I	1,000,000	**	100

Class R3	None		None

Class R4	None		None

Class R5	None		None

Class R6	None		None

*	Minimum initial investment is $1,000 for Class A and Class C shares in an individual retirement account (instead of $2,500 as is otherwise required).

**

The current aggregate net asset value of a shareholder’s accounts in any of the Funds may qualify for purposes of meeting the initial minimum investment amount for those Funds which have Class I shares. The minimum may be waived for Class I shares for certain wrap fee programs if approved by FEF Distributors, LLC and for certain intermediaries that have entered into a relevant agreement with FEF Distributors, LLC. With respect to the High Income Fund, the minimum also will be waived for certain legacy investors who were invested in the Predecessor Fund to the High Income Fund.

***	Closed to new investors, subject to limited exceptions described in the About Your Investment—Fund of America Class Y Shares (closed to new investors) section.
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About Your Investment

The Trust typically does not offer or sell its shares to non-U.S. residents. For purposes of this policy, a U.S. resident is defined as an account with (i) a U.S. address of record (including Army Post Office (APO), Fleet Post Office (FPO) and Diplomatic Post Office (DPO) addresses) and (ii) all account owners residing in the United States at the time of sale. Any existing account that is updated to reflect a non-U.S. address may also be restricted from making additional investments. “Starter” checks and third-party checks will not be accepted for purposes of purchasing shares, but third-party checks may be accepted in connection with individual retirement account rollovers. Third-party transactions, except those for the benefit of custodial accounts or participants in employee benefit plans, are not permitted. The Trust reserves the right to waive the initial minimum investment amounts, at the discretion of the principal underwriter, for certain investors, including Trust employees and trustees, and employees and officers of the Adviser and its affiliates. A Fund’s shares may be purchased through authorized dealers or, in limited circumstances, through the Funds’ transfer agent, DST Systems Inc. (“DST” or the “Transfer Agent”). A completed and signed application is required to open an account with the Funds. If there is no application accompanying this Prospectus, please call 800.334.2143 to obtain one.

FEF Distributors, LLC (“FEF Distributors” or the “Distributor”), the Funds’ principal underwriter (and a subsidiary of the Adviser), reserves the right to limit the purchase of a Fund’s shares when it is in the best interest of the Fund.

The Trust and the Distributor reserve the right to refuse any share purchase order for any reason they deem appropriate. For example, the Trust or Distributor may reject purchase orders due to nonpayment, and they may refuse orders from investors identified as money-laundering risks and those responsible for potentially disruptive trading practices, such as “market timing.” Share purchases are not binding on the Trust or the Distributor (and accordingly may be rejected) until they are confirmed as paid by the Transfer Agent. All payments must be made in U.S. dollars, and all checks must be drawn on U.S. banks.

Cash or cash equivalents (such as travelers’ checks, cashiers’ checks, bankers’ “official checks” or money orders) will generally not be accepted, however certain cash equivalents will be permitted for IRA transfers and retirement asset rollovers. As a condition of this offering, if an investor’s purchase is canceled due to nonpayment or because his or her check or Automated Clearing House (“ACH”) transfer does not clear, the investor will be responsible for any loss a Fund may incur as a result thereof. In limited circumstances, completed purchases also may be cancelled when the Distributor or Transfer Agent receives satisfactory instructions that a trade order was placed in error.

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Anti-Money Laundering Compliance

The Trust and the Distributor are required to comply with various anti-money laundering laws and regulations. Consequently, the Trust or the Distributor may request additional information from you to verify your identity and source of funds. For individual investors, such information typically will include name, address, date of birth, and Social Security number. Such information also may include requests for documents such as driver’s license or other government-issued identification. For entity investors, such information typically will include name, principal business address, taxpayer identification number, corporate documents such as articles of incorporation, trust or partnership agreements, by-laws and similar documents, and also may include requests for documents confirming the authority and identity of those having control over the entity or its trading.

If the Trust or Distributor believes the information submitted does not provide adequate identity verification, it reserves the right to reject the establishment of your account or close the account at its current net asset value. If, at any time, the Trust believes an investor may be involved in suspicious activity, or if certain account information matches data on government lists of suspicious persons, the Trust or Distributor may choose to prohibit the establishment of a new account for the purchase of Fund shares or may be required to “freeze” an account. They also may be required to provide a governmental agency or another financial institution with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Trust or the Distributor to inform the investor it has taken the actions described above.

How Fund Share Prices Are Calculated

Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. Net asset value for purchase or sale orders which are received by each Fund on any business day before the close of regular trading on the NYSE will be calculated as of that same day. If the purchase or sale request is received on a business day after the close of regular trading on the NYSE, or on a non-business day (weekend or financial market holiday), net asset value will be calculated as of the close of regular trading on the next business day. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Because the Funds may invest in securities listed on foreign exchanges that may trade on weekends or other days when the Funds do not

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price their shares, the Funds’ share values may change on days when shareholders will not be able to purchase or redeem shares.

The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or when market prices have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s NAV is calculated, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees. Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund’s foreign holdings therefore may differ on occasion from reported market values. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Distributor may authorize certain dealers to receive on its behalf purchase and redemption orders (“authorized dealers”). In turn, these authorized dealers may designate other intermediaries to receive purchase and redemption orders on the Distributor’s behalf (“designated intermediaries”). Orders for shares received by DST, authorized dealers, or designated intermediaries prior to the close of trading on the NYSE will be processed based on that day’s net asset value determined as of the close of trading on the NYSE that day. If an order is received by DST, an authorized dealer, or a designated intermediary after the close of the NYSE, it will be priced the next day the NYSE is open for trading.

Purchases Through Dealers and Financial Intermediaries

You may purchase a Fund’s shares from selected securities dealers with whom the Distributor has sales agreements. You also may obtain additional new account applications from such authorized dealers. For a list of authorized dealers, please contact the Distributor at 800.747.2008. Authorized dealers and financial services firms are responsible for promptly transmitting purchase orders to FEF Distributors and for monitoring applicable breakpoint or sales charge reductions for their accounts. Certain broker-dealers or financial services firms may purchase shares at their net asset value, without a sales commission, and charge investors a transaction charge or other advisory fee through a wrap-fee or similar program.

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Class A shares of each Fund are sold with a front-end sales commission and a Rule 12b-1 annual distribution fee. Class C shares of each Fund are sold with a “level-load” (consisting of a Rule 12b-1 annual distribution fee and annual service fee). Class Y shares of Fund of America are sold with a Rule 12b-1 annual distribution fee. Class I shares of each Fund are made available primarily to investors purchasing through a fee-based program with their investment adviser or broker-dealer, through a group retirement plan in which they participate, or, for certain investors, by direct purchases through the Transfer Agent in quantities of $1 million or more. Class I shares may also be available on certain brokerage platforms (pursuant to a relevant agreement with FEF Distributors). An investor transacting in Class I shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker. Class R3, Class R4, Class R5 and Class R6 shares of each Fund are sold primarily to group retirement plans. (Class R6 shares may be available to non-group retirement plans through certain fee-based platforms that have entered into an agreement with FEF Distributors.) Class R3 shares of each Fund are sold with a Rule 12b-1 annual distribution fee and annual service fee. Class R4 shares of each Fund are sold with a Rule 12b-1 annual service fee.

Authorized dealers and financial services firms may impose a charge for handling purchase transactions and may have particular requirements concerning purchases. Contact your authorized dealer or financial services firm for more information.

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly through the Transfer Agent or through an authorized dealer or other financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load waivers. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares through another intermediary to receive these waivers or discounts. See the Appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms for more information.

If you purchase any Fund shares through a broker-dealer or other financial intermediary (such as a bank), each Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

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Public Offering Price of Class A Shares

The public offering price of Class A shares equals the net asset value per share plus a sales charge. The Class A sales charges* for each Fund, except the Global Income Builder Fund and the High Income Fund, are as follows:

Class A Shares Dollars Invested	Sales Charge as a Percentage of		Dealer Allowance As a Percentage of Offering Price
	Offering Price	Net Amount Invested

Less than $25,000	5.00%	5.26%	4.50%

$25,000 but less than $50,000	4.50	4.71	4.25

$50,000 but less than $100,000	4.00	4.17	3.75

$100,000 but less than $250,000	3.25	3.36	3.00

$250,000 but less than $500,000	2.50	2.56	2.25

$500,000 but less than $1,000,000	1.50	1.52	1.25

$1,000,000 and over**	0.00	0.00	0.00

The Class A sales charges* for the Global Income Builder Fund are as follows:

Class A Shares Dollars Invested	Sales Charge as a Percentage of		Dealer Allowance As a Percentage of Offering Price
	Offering Price	Net Amount Invested

Less than $25,000	5.00%	5.26%	4.50%

$25,000 but less than $50,000	4.50	4.71	4.25

$50,000 but less than $100,000	4.00	4.17	3.75

$100,000 but less than $250,000	3.25	3.36	3.00

$250,000 and over**	0.00	0.00	0.00

The Class A sales charges* for the High Income Fund are as follows:

Class A Shares Dollars Invested	Sales Charge as a Percentage of		Dealer Allowance As a Percentage of Offering Price
	Offering Price	Net Amount Invested

Less than $100,000	4.50%	4.71%	4.00%

$100,000 but less than $250,000	3.50	3.63	3.00

$250,000 and over**	0.00	0.00	0.00

The Distributor re-allows discounts to selected dealers with whom it has sales agreements and is entitled to retain the balance over dealer discounts. The Distributor may re-allow the entire sales load, and, as described in Distribution and/or Shareholder Services Expenses, may provide additional promotional incentives to dealers selling a Fund’s shares. In some instances, the entire reallowance or incentive may be offered only to certain dealers that have sold or may sell significant amounts of a Fund’s shares. Authorized dealers to whom substantially the entire sales charge is reallowed may be deemed to be underwriters, according to the definition under the Securities Act of 1933.

*	Information relating to sales charges is available at www.feim.com/individual-investors.

**	See the following section titled Class A Contingent Deferred Sales Charge.
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Class A shares of each Fund also carry a Rule 12b-1 annual 0.25% distribution fee. Because the Rule 12b-1 fee is paid from your investment on an ongoing basis, over time these fees ultimately may cost more than paying other types of sales charges. The distribution plans and agreements adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act are described in Distribution and/or Shareholder Services Expenses.

Class A is closed to new investors who purchase shares directly through the Transfer Agent (without the use of an intermediary).

Class A Contingent Deferred Sales Charge

There is no initial sales charge on purchases of Class A shares of one or more of the Global Fund, Overseas Fund, U.S. Value Fund, Gold Fund and Fund of America aggregating $1 million or more. There is no initial sales charge on purchases of Class A shares of one or more of the Global Income Builder Fund and High Income Fund aggregating $250,000 or more. The Distributor may pay dealers of record “finder’s fee” commissions of up to 1.00% of purchases of Class A shares not previously subject to a front-end sales charge or dealer commission paid by the investor.***

These finder’s fee commissions will be paid with respect to (i) purchases aggregating (on a single trade date) $1 million or more ($250,000 or more for the Global Income Builder Fund and High Income Fund) by any “person,” which term includes any account having the same mailing address or tax identification number; (ii) accounts with completed letters of intention of $1 million or more ($250,000 or more for the Global Income Builder Fund and High Income Fund); and (iii) certain group retirement plans investing through an omnibus account making any single purchase of Class A shares of $1 million or more ($250,000 or more for the Global Income Builder Fund and High Income Fund). Subsequent purchases will need to aggregate $1 million or more ($250,000 or more for the Global Income Builder Fund and High Income Fund) to be eligible for this commission (and appropriate documentation will be required to verify additional aggregations).

Finder’s fee commissions also may be paid under certain other circumstances. Your dealer will advise you if any such commissions are paid with respect to your account. If you redeem any shares as to which such a finder’s fee commission was paid within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the “Class A contingent deferred sales charge”) may be deducted

***	Dealers should call the Distributor at 800.747.2008 to discuss the further terms that apply to this commission.
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from the redemption proceeds. The Class A contingent deferred sales charge will not exceed 1.00% of the lesser of (i) the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased with reinvested dividends or capital gain distributions), or (ii) the original net asset value of the redeemed shares.

If you are investing through a retirement plan, your plan administrator can advise you whether such a finder’s fee commission has been charged against the plan. If so, the plan may be subject to the Class A contingent deferred sales charge if fully redeemed within 18 months of the end of the calendar month of the relevant share purchase.

In determining whether a Class A contingent deferred sales charge is payable when shares are redeemed, shares that are not subject to the sales charge, including those purchased with reinvested dividends and capital gains, will be redeemed first. The remaining shares will be redeemed in the order in which you purchased them.

The Class A contingent deferred sales charge is not charged on Class A exchanges. However, if the shares acquired by exchange are redeemed within 18 calendar months of the end of the calendar month in which the exchanged shares were originally purchased, then the Class A contingent deferred sales charges will apply.

The Class A contingent deferred sales charge will be in addition to any applicable redemption fee described in Once You Become a Shareholder—Redemption Fee.

Reducing the Sales Charge

As the table in Public Offering Price of Class A Shares shows, larger investments in Class A shares of a Fund will reduce the sales charge on the investment, resulting in what are frequently called sales charge “breakpoints.” Not all terms are available through all of the Fund’s authorized dealers or other intermediaries. To claim a breakpoint or other reduced sales charge, notify your dealer, the Distributor or DST at the time of purchase that one of the following applies (including, if relevant, the existence of all accounts or balances applicable to the calculation of any breakpoints or other sales charge reductions):

•

Aggregation. The sales charge schedule applies to the total amount invested in Class A shares by any “person,” which, for purposes of calculating sales charges, includes any account having the same mailing address or tax identification number. Therefore, if you purchase shares for several accounts at the same time, you may combine these investments into a single transaction to reduce the applicable sales charge. You may not combine individual accounts with corporate/partnership accounts for purposes of reducing the sales charge.

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•

Rights of Accumulation. If you already are a First Eagle Funds shareholder, you may purchase Class A shares at a reduced sales charge by combining the amount being invested with the current net asset value of any share class you already own. If the current net asset value of the qualifying shares already held plus the net asset value of the current purchase exceeds a point in the sales charge schedule at which the charge is reduced, the entire current purchase is eligible for the reduced sales charge. To take advantage of your rights of accumulation, notify your dealer, the Distributor or DST at the time of purchase.

•

Letter of Intention. You may qualify for a reduced sales charge by completing the Letter of Intention contained in the New Account Application or the Special Options Form, which you may obtain by contacting the Trust at 800.334.2143. This process allows you to combine aggregate purchases of Class A shares of any Fund during a 13-month period, for purposes of calculating the applicable sales charge. Shares you currently own will be credited as purchases toward the completion of the Letter of Intention at their net asset value on the date the letter is executed. No retroactive adjustments will be made. For each investment you make, you must notify your dealer, the Distributor or DST that such a letter is on file along with all account numbers associated with the letter. The letter is not a binding obligation. Nevertheless, 5% (or 4.50% in the case of the High Income Fund) of the amount specified in the Letter of Intention will be held in escrow, and if your purchases are less than the amount specified, you must remit to the appropriate Fund an amount equal to the difference between the sales charge paid and the sales charge applicable to the total purchases actually made. If you do not remit the payment within 20 days after written request, the Trust will redeem an appropriate number of escrowed shares to realize the difference. The sales charge applicable to the investment will not be higher than if you had not submitted a Letter of Intention. Either you (subject to these escrow rules) or the Trust may cancel the arrangement at will.

•	Sales at Net Asset Value. Class A shares of each Fund can be sold at net asset value (without a sales charge) to:
–	registered representatives or employees of authorized dealers; or the immediate family members of such persons; or any trust, pension, profit-sharing or other benefit plan for only such persons;
–	banks or trust companies or their affiliates, when the bank, trust company or affiliate is authorized to make investment decisions on behalf of a client;
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–	investment advisers and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services;
–

clients of such investment advisers and financial planners who place trades for their own accounts, if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker, agent, investment adviser or financial institution;

–

a financial intermediary that has entered into an agreement with the Distributor to offer the Fund’s shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers. A listing of these intermediaries is included in the appendix to the Fund’s Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

–

retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.” Investors nonetheless may be charged a fee if they effect transactions in Class A shares through a broker or agent;

–	current accounts in which shares of each Fund are purchased directly through FEF Distributors; and

–

current officers, trustees, directors, and employees of the Trust, FE Holdings, the Adviser, FEF Distributors, certain other subsidiaries of FE Holdings, The Blackstone Group Inc., Corsair Capital LLC, employees of certain firms providing services to the Trust (such as the custodian and the shareholder servicing agent), and to the immediate family members of any such persons or to any trust, pension, profit-sharing or other benefit plan for only such persons.

A Fund also may issue Class A shares at net asset value in connection with the acquisition of or merger or consolidation with another investment company. At the Distributor’s discretion, the sales of Class A shares at net asset value may require written assurance that the purchase is being made for investment purposes and the shares will not be resold except through redemption. If required, you must provide such notice to the Distributor or DST at the time of purchase on a form available from the Trust.

Certain financial intermediaries may exchange Class I shares for Class A shares (on a load-waived basis) of the same Fund in connection with a change in account type or otherwise in accordance with the financial intermediary’s policies and procedures that

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renders a shareholder ineligible for Class I shares. The availability of this sales charge waiver depends on the policies, procedures and trading platforms of the intermediary.

Reinstatement Privilege

You are entitled to a one-time per account privilege to reinvest in Class A shares of any First Eagle Fund the proceeds of a full or partial redemption of shares from the same Fund (and the same account) at the then-applicable net asset value per share without payment of a sales charge. To exercise this privilege, you must submit to DST or your broker of record, within 90 calendar days after the redemption, a written request for reinstatement and a check or bank wire in an amount not exceeding the redemption proceeds.

Please note that reinstatement will not prevent recognition of a gain realized on the redemption, and a loss may be disallowed for tax purposes. The gain or loss resulting from the redemption may be affected by exercising the reinstatement privilege if you held the redeemed shares for 90 days or less, or if you reinvest within 30 days.

Purchasing Level-Load Class C Shares

You may purchase level-load Class C shares of a Fund through an investment professional at net asset value. You do not have to pay sales charges on Class C shares, but you may have to pay a contingent deferred sales charge equal to 1.00% of the original purchase price or the current market value, whichever is less (the Class C contingent deferred sales charge), on shares you sell or redeem within the first year of purchase.

Investors who purchase Fund shares directly through the Fund’s Transfer Agent without a broker of record are not eligible to purchase Class C shares. Any Class C shares currently held in accounts with the Transfer Agent without a broker of record will be subject to automatic conversion to Class A shares over time.

Class C shares of each Fund carry a Rule 12b-1 annual 0.25% service fee and annual 0.75% distribution fee. Because the Rule 12b-1 fees are paid from your investment on an ongoing basis, over time these fees ultimately may cost more than paying other types of sales charges. The distribution plans and agreements adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act are described in Distribution and/or Shareholder Services Expenses.

In addition to the fees described above, the underwriter normally pays to distributors of Fund shares a separate initial 1.00% fee on the sale of Class C shares. The Class C contingent deferred sales charge is intended to compensate the underwriter for these

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payments, if investors hold shares for less than one year. Distributors of Class C shares that are not subject to a Class C contingent deferred sales charge will be paid the distribution and service fees on a quarterly basis.

The Class C contingent deferred sales charge is in addition to any applicable redemption fee described under Once You Become a Shareholder—Redemption Fee.

Fund of America Class Y Shares (closed to new investors)

You may purchase Fund of America no-load Class Y shares through an investment professional or directly from the Trust at net asset value. You do not have to pay sales charges, but you will pay an annual 0.25% distribution (Rule 12b-1) fee. Class Y shares are also available through some 401(k) plans.

Class Y is currently closed to new investors, subject to limited exceptions for:

•	participants in certain employee benefit plans that were invested (at the plan level) in Class Y prior to its close;
•	accounts opened with distributions or rollovers from individual retirement accounts, 401(k) plans or other group retirement plans invested in Class Y;
•	accounts benefiting employees, officers, directors and trustees of the First Eagle Funds, the investment adviser or the investment adviser’s affiliates and their immediate family members;

•	accounts opened through a fee-based, asset allocation, discretionary and/or advisory investment program sponsored by a broker-dealer having a Selling Agreement with the Distributor; and

•	accounts associated with certain mutual fund sales platforms designed to facilitate investments by clients of investment advisers.

Except for the exceptions above, no new Class Y share accounts will be opened by way of share exchange, transfer or purchase.

The Fund’s ability either to permit or decline purchases (or, in some cases, to limit purchases) in accord with the exceptions set out above relating to accounts held by intermediaries may vary depending upon system capabilities, applicable contractual and legal restrictions and cooperation of those intermediaries. These terms may be modified in the discretion of the Board of Trustees.

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Purchasing Class R3, Class R4, Class R5 and Class R6 Shares

Class R3, Class R4, Class R5 and Class R6 shares are offered without any sales charge and are generally made available to the following types of investors:

•

qualified 401(a) plans (including 401(k) plans, Keogh plans, profit-sharing pension plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans);

•	certain non-qualified plans;
•	457 plans, including 457(a) governmental entity plans and tax-exempt plans;
•	403(b) retirement plans;

•	health savings accounts (HSA);
•	voluntary employees’ beneficiary association (VEBA) plan trusts;

•	investment companies, both affiliated and not affiliated with the adviser; and
•	trustees of the Funds and other individuals who are affiliated with the Funds.

Class R3, Class R4, Class R5 and Class R6 shares may not be available through certain intermediaries. The availability of Class R3, Class R4, Class R5 and Class R6 shares for 401(a), 457, and 403(b) plan investors will depend upon the policies of your financial intermediary and/or the recordkeeper for your group retirement plan. Class R3, Class R4, Class R5 and Class R6 shares also are generally available only to group retirement plan investors where plan level or omnibus accounts are held on the books of the Fund. Class R3, Class R4, Class R5 and Class R6 shares generally are not available to Traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, and 529 college savings plans. While Class R3, Class R4 and Class R5 shares generally are not available to non-retirement accounts, Class R6 shares may be available to non-retirement accounts through certain fee-based platforms that have entered into an agreement with FEF Distributors.

Class R3 shares of each Fund carry a Rule 12b-1 annual 0.25% distribution fee and annual 0.10% service fee. Class R4 shares of each Fund carry a Rule 12b-1 annual 0.10% service fee. Because the Rule 12b-1 fees are paid from your investment on an ongoing basis, over time these fees ultimately may cost more than paying other types of sales charges. The distribution plans and agreements adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act are described in Distribution and/or Shareholder Services Expenses.

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Distribution and/or Shareholder Services Expenses

The shares of each of the Funds are offered to investors, in states and countries in which such offer is lawful, either through selected securities dealers or directly through DST. Class A shares of the Funds are subject to the front-end sales charges described in About Your Investment—Public Offering Price of Class A Shares.

Each of the Funds has adopted distribution plans and agreements pursuant to Rule 12b-1 (the “Plans”) under the 1940 Act. Under the Plans, each Fund pays FEF Distributors as the Fund’s Distributor the following annual distribution-related and service fees:

•	Class A shares: 0.25% of the share class’s average daily net assets.
•	Class C shares: 1.00% of the share class’s average daily net assets (distribution and service fees).
•	Class Y shares (Fund of America): 0.25% of the share class’s average daily net assets.
•	Class R3 shares: 0.35% of the share class’s average daily net assets (distribution and service fees).
•	Class R4 shares: 0.10% of the share class’s average daily net assets.

FEF Distributors is paid these distribution-related and service fees on a monthly basis. FEF Distributors is obligated to use these collected fees to pay qualifying dealers for their assistance in distributing the Funds’ shares, providing shareholder services and in connection with other expenses incurred by such dealers, such as advertising costs and the printing and distribution of prospectuses to prospective investors. However, FEF Distributors will not pay dealers 12b-1, distribution-related and service fees for any quarter in which a dealer has less than $50,000 in First Eagle Fund accounts. FEF Distributors or its affiliates bear distribution expenses to the extent they are not covered by payments under the Plans. Any distribution expenses incurred by FEF Distributors or its affiliates in any Fund’s fiscal year that are not reimbursed from payments accrued during that fiscal year will not be carried over for payment in any subsequent year. Class I, Class R5 and Class R6 shares of the Funds do not participate in the Plans and are not charged with any portion of the payments made under the Plans. Because the fees are paid from Fund assets on an ongoing basis, over time these fees will increase the cost of your investment in the Funds and ultimately may cost more than paying other types of sales charges. Any distribution-related (Rule 12b-1) fee may be used in whole or in part to finance distribution activities, including sales compensation, and/or shareholder account liaison and servicing activities.

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Certain broker-dealers or other intermediaries perform services that otherwise could be handled by the Funds’ Transfer Agent. These services may include preparing and distributing client statements, tax reporting, order-processing and client relations. As a result, these third parties may charge fees (sometimes called “sub-transfer agency fees” or “sub-accounting fees”) to the First Eagle Funds for these services. The Funds may pay for such services outside of a Rule 12b-1 Plan (meaning in addition to or instead of as Rule 12b-1 fees) so long as such compensation does not exceed certain limits set from time to time by the Board of Trustees in consultation with management. Arrangements may involve a dollar per-account fee, an asset-based fee, transaction or other charges, cost reimbursement or, in some cases, a combination of these inputs.

Sub-transfer agency fees can comprise a substantial portion of the Funds’ ongoing expenses (except in the case of Class R6 shares, where such fees are not paid). While the Adviser and the Distributor consider sub-transfer agency fees to be payments for services rendered, they represent an additional business relationship between these sub-transfer agents and the Funds that often results, at least in part, from past or present sales of Fund shares by the sub-transfer agents or their affiliates. The Adviser, the Distributor or an affiliate may make additional payments to intermediaries for these and other services, and their payments may be based on the same or other methods of calculation. See Revenue Sharing below.

Revenue Sharing

The Distributor, Adviser or an affiliate may make cash payments from their own resources to broker-dealers or financial intermediaries for various reasons. These payments, often referred to as “revenue sharing,” may support the delivery of services to the Funds or shareholders in the Funds, including transaction processing and sub-accounting services.

These payments also may serve as an incentive to sell Fund shares or to promote shareholder retention. As such, the payments may go to firms providing various marketing support or other promotional services relating to the Funds, including advertising and sales meetings, as well as inclusion of the Funds in various promotional and sales programs. Marketing support services also may include business planning assistance, broker-dealer education about the Funds and shareholder financial planning assistance.

Revenue sharing payments may include any portion of the sub-transfer agency fees (described in the preceding section) that exceed the limits for those fees established by the Board of Trustees in consultation with management and which, accordingly,

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About Your Investment

the Funds do not pay. They also may include any other payment requirement of a broker-dealer or another third-party intermediary, including certain agreed upon “finder’s fees” as described in greater detail under Public Offering Price of Class A Shares—Class A Contingent Deferred Sales Charge. The Distributor, Adviser or an affiliate pay all such payments out of its (or their) own resources. Such payments are in addition to any recordkeeping, sub-transfer agency/networking fees payable by each Fund (through the Distributor or otherwise) to others for performing such services and Rule 12b-1 or service plan payments described elsewhere in this Prospectus. Revenue sharing payments may be structured, among other means, as: (i) a percentage of sales; (ii) a percentage of net assets; (iii) a flat fee per transaction; (iv) a fixed dollar amount; or (v) some combination of any of these. In many cases, revenue sharing arrangements may be viewed as encouraging sales activity or retention of assets in the Funds. Generally, any revenue sharing or similar payments are requested by the party receiving them, often as a condition of distribution, but they are subject to negotiation as to their structure and scope. No such payments are made by reference to Class R3, Class R4, Class R5 or Class R6 shares or to the assets of these share classes.

The Distributor, Adviser or an affiliate also may pay from their own resources for travel and other expenses, including lodging, entertainment and meals, incurred by brokers for attending diligence or informational meetings with the Funds’ investment professionals. The Distributor, Adviser or an affiliate also may pay for costs of organizing and holding such meetings and also may make payments to or on behalf of brokers or other financial intermediaries for other types of events, including pre-approved conferences, seminars or sales or training programs (and payments for travel, lodging, etc.), and may provide small gifts and/or entertainment as permitted by applicable rules. The Distributor, the Adviser or an affiliate also may pay fixed fees for the listing of a Fund on a broker-dealer’s or financial intermediary’s system. This compensation is not included in, and is made in addition to, the compensation described in the preceding paragraph.

Please be aware that revenue sharing arrangements or other payments to intermediaries could create incentives on the part of the parties receiving the payments to more positively consider the Funds relative to mutual funds either not making payments of this nature or making smaller such payments. A shareholder or prospective investor with questions regarding revenue sharing or other such payments may obtain more details by contacting his or her broker representative or other financial intermediary directly. The Funds’ Statement of Additional Information includes a listing of certain parties receiving revenue sharing payments in respect of the Funds.

First Eagle Funds | Prospectus | March 1, 202099

About Your Investment

Bookshare Account Plan

To facilitate the handling of shareholder transactions, the Funds use a bookshare account plan for shareholder accounts. DST, as the Funds’ Transfer Agent, opens and maintains an account for each shareholder of the Funds directly registered with a Fund. All your interests in shares, full and fractional (rounded to three decimal places), are reflected in your book account. After any purchase, DST mails you a confirmation indicating the amount of full and fractional shares purchased, the price per share and a statement of your account. DST will not issue stock certificates for the shares of any Fund.

Electronic Delivery

The Trust can deliver your account statements and fund financial reports electronically. If you are a registered user of feim.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under “eDelivery.” (Should you later wish to receive these documents by mail you can revoke your electronic consent at any time, and we will begin to send paper copies of these documents within 30 days of receiving your notice.)

Where To Send Your Application

You may purchase a Fund’s shares through selected securities dealers with whom the Distributor has sales agreements. You may obtain additional New Account Applications from these authorized dealers. For a list of authorized dealers, please call the Distributor at 800.747.2008. Authorized dealers and financial services firms may charge you a transaction fee in addition to any applicable sales loads. Authorized dealers and financial services firms are responsible for promptly transmitting purchase orders to the Distributor.

If eligible, you may purchase Fund shares directly through the Fund’s Transfer Agent by mailing a check made payable to First Eagle Funds along with the completed New Account Application to First Eagle Funds, P.O. Box 219324, Kansas City, MO 64121-9324. You also may purchase shares directly through the Fund’s Transfer Agent by ACH transfer or by bank wire. Please call 800.334.2143 to establish and administer the ACH purchase option, and please call prior to wiring any funds.

Minimum Account Size

Due to the high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account if, as the result of a withdrawal, the value of that

100First Eagle Funds | Prospectus | March 1, 2020

About Your Investment

account drops below $2,500 (except for Class R3, Class R4, Class R5 and Class R6 accounts where generally no minimum is applied). This does not apply to accounts participating in the Automatic Investment Program or to retirement accounts. The Trust also reserves the right to redeem shares in any Class I account if the value of that Class I account drops below $100,000. You will have at least 30 days to make an additional investment to bring the account value to the stated minimum before the redemption is processed.

Automatic Investment Program

You may make semi-monthly, monthly or quarterly investments of $100 (or more) in shares of any Fund automatically from a checking or savings account on or about the fifth and/or 20th of the month. Upon written authorization, DST will debit your designated bank account as indicated and use the proceeds to purchase Fund shares. Because your bank must provide approval for the transfer process, establishing an Automatic Investment Program may take at least 30 days. You must indicate your desire to establish an Automatic Investment Program on the New Account Application or Special Options Form. You also must include a voided check, a savings account deposit slip or savings account statement. Shares purchased through Automatic Investment Program payments are subject to the redemption restrictions for recent purchases described in Once You Become a Shareholder—Redemption of Shares. The Trust may amend or cease to offer the Automatic Investment Program at any time.

Contractual Arrangements

The Funds are parties to contractual arrangements with various parties who provide services to the Funds, including the Adviser, the Subadviser, the Distributor, the custodian, and the transfer agents, among others. Fund shareholders are not parties to, or intended (“third party”) beneficiaries of, any such contractual arrangements, and such contractual arrangements are not intended to create in any individual investor or group of investors any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Funds.

Also, while this Prospectus and the Statement of Additional Information describe pertinent information about the Trust and the Funds, neither this Prospectus nor the Statement of Additional Information represents a contract between the Trust or a Fund and any shareholder or any other party.

First Eagle Funds | Prospectus | March 1, 2020101

Once You Become a Shareholder

After you have opened an account with us, you can exchange or sell your shares to meet your changing investment goals or other needs.

Exchanging Your Shares

You may exchange some or all of your shares of any Fund for shares of another Fund, subject to limitations described elsewhere in this Prospectus and in the following paragraphs in respect of Funds or share classes closed to new investors (currently Class Y shares of Fund of America). You may exchange:

•	Class A shares of a Fund for Class A shares of another Fund;
•	Class C shares of a Fund for Class C shares of another Fund;
•	Class I shares of a Fund for Class I shares of another Fund;
•

Class Y shares of the Fund of America for Class A shares of another Fund (if the exchange involves Class Y shares valued at less than $1 million) or for Class I shares of another Fund (if the exchange involves Class Y shares valued at $1 million or more);

•	Class R3 shares of a Fund for Class R3 shares of another Fund.
•	Class R4 shares of a Fund for Class R4 shares of another Fund;
•	Class R5 shares of a Fund for Class R5 shares of another Fund; and
•	Class R6 shares of a Fund for Class R6 shares of another Fund.

Shares will be exchanged at their net asset value, computed as of the close of trading on the NYSE (normally 4 p.m. Eastern time). Share exchange orders received after the close of trading on a particular day will be exchanged at the next day’s close of trading net asset value. There is generally no charge for the exchange privilege except in the case of Class Y shares of the Fund of America. Class Y shareholders exchanging for Class A shares of another Fund will be subject to the front-end sales load applicable to those Class A shares. Any exchange must meet the applicable minimum investment amount for the Fund and share class into which the exchange is being made. In addition, because you may be subject to different fees, expenses and investment risks when you make an exchange, you should carefully review the description of the Fund into which you plan to exchange. Also, exchanges may constitute a taxable event for U.S. federal income tax purposes. For additional information concerning exchanges or to initiate exchanges, contact the Trust at 800.334.2143.

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Once You Become a Shareholder

Exchanges may be limited in the case of shares to be exchanged for those of any Fund or share class closed to, or otherwise restricted for, new investors and new accounts (as currently is the case for shares to be exchanged for Fund of America Class Y shares). In addition, the Funds depend on cooperation from intermediaries in reviewing certain accounts (such as those of retirement plan sponsors, wrap program sponsors and certain omnibus position holders) for short-term trading practices, which limits the Funds’ ability to monitor the frequency of exchanges by those investing through such accounts (see the Short-Term Trading Policies section).

Automatic Exchange Program

If you wish to automatically exchange shares of one Fund for shares of another on a monthly basis, you can do so via the Automatic Exchange Program. The minimum exchange amount is $100. If the balance in the account you are exchanging from falls below the designated automatic exchange amount, all remaining shares will be exchanged, and the program will be discontinued. All conditions with respect to exchange transactions apply, as discussed in Exchanging Your Shares.

Conversion

Optional conversions to Class I. You may convert Class A shares and Class C shares of a Fund and Class Y shares of Fund of America having an aggregate value of $1 million or more into Class I shares of the same Fund. Class A shares and Class C shares of these Funds held through certain “wrap fee” programs and 401(k) plans also may be eligible to be converted to Class I shares of the same Fund.

Optional conversions to Class R3, Class R4, Class R5 or Class R6. Shares of any other class may be converted to Class R3, Class R4, Class R5 or Class R6 shares of the same Fund, provided eligibility requirements for these share classes are met.

Automatic conversions from Class C to Class A. Class C shares of a Fund automatically convert to Class A shares of that Fund ten years after the end of the month of original purchase provided that the applicable holding period can be identified. If you purchased such Class C shares by exchange for Class C shares of another First Eagle Fund, the conversion period runs from the date of original purchase. Such conversions will take place on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter). In the case of shares held through certain intermediary accounts, such as group retirement plan recordkeeping platforms, a Fund may not be able to independently determine the holding period for the shares to assess eligibility for the conversion. In addition, a financial

First Eagle Funds | Prospectus | March 1, 2020103

Once You Become a Shareholder

intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or eligibility requirements in regards to the conversion of Class C shares into Class A shares. A Fund may not be able to initiate a conversion without the assistance of the intermediary in those circumstances. Shareholders holding shares of the Funds through such accounts may contact their intermediary with questions regarding conversions.

Important information for all conversions. Other share classes beyond those listed here may be offered by separate prospectus, which should be requested and reviewed carefully before considering any conversion to such a share class. Fees, expenses and eligibility and other terms among share classes will vary. All conversions will take place at net asset value and generally should not result in the realization of income or gain for U.S. federal income tax purposes. For additional information concerning conversions, or to initiate a conversion, contact your dealer, financial intermediary or the First Eagle Funds at 800.334.2143. More information concerning conversions is also available in the SAI, which is available upon request (see back cover). Certain intermediary-related terms also are described in the appendix to the Funds’ Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Dividend Direction Plan

Unless you elect otherwise, your ordinary income dividends and capital gain distributions will be reinvested in additional shares of the same share class of the Fund at the net asset value calculated as of the date immediately preceding the payment date.

Unless you are investing through a tax-deferred account, such as a 401(k) plan or an individual retirement account, all reinvested dividends and distributions remain taxable for U.S. federal income tax purposes as though received in cash. For further information about dividend reinvestment, contact DST by telephone at 800.334.2143.

Redemption of Shares

You have the right to redeem all or any part of your Fund shares for cash at their net asset value next computed after proper receipt of the redemption request. You may redeem via telephone through your authorized dealer or FEF Distributors. Shares held in the dealer’s “street name” must be redeemed through the dealer, as described in the following paragraph.

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Once You Become a Shareholder

If you have an account with an authorized dealer you may submit a redemption request to that dealer. Authorized dealers are responsible for promptly transmitting your redemption requests to the Distributor. Dealers may impose a charge for handling redemption transactions, and they may have particular requirements concerning redemptions. Accordingly, shareholders should contact their authorized dealers for more information.

If you have an account with the Funds, you may redeem your shares through DST by transmitting written redemption instructions to First Eagle Funds, P.O. Box 219324, Kansas City, MO 64121-9324. Redemption requests must meet all the following requirements to be considered in the proper form:

•	Written and signed instructions must be received from the registered owner(s).
•

A letter or a stock power signed by the registered owner(s) must include a signature guarantee by an acceptable guarantor. A guarantee is required for redemptions greater than $100,000 to be paid by check or when you want the redemption proceeds sent to an address other than the address of record, to a person other than the registered shareholder(s) for the account or to a bank account number other than the one previously designated. A signature guarantee is not required for any amount redeemed by ACH transfer or bank wire, as long as you previously designated a bank.

•	In the case of shares held in the name of a corporation, trust, fiduciary or partnership, DST must receive evidence of authority to sign and a stock power with signature(s) guaranteed.

Redemption Proceeds

Payment of the redemption price will generally be made within three business days after receipt of the redemption request in proper form, but may take up to seven days. The Trust will not mail redemption proceeds for any shares until checks or ACH transfers received in payment for those shares have cleared, which may take up to 15 days. The Trust normally pays redemption proceeds in the form of a check. If you wish to avoid any such delays, you should purchase your shares via bank wire. You also may have your proceeds sent to your bank account by ACH transfer or bank wire, as long as you identified your bank on the New Account Application or Special Options Form. Proceeds sent by ACH transfer generally will be credited to your account on the second business day after the redemption. Proceeds sent by bank wire generally will be credited on the business day following the redemption, but there is a wire fee that will be deducted from such proceeds. In times of extreme

First Eagle Funds | Prospectus | March 1, 2020105

Once You Become a Shareholder

market stress, it may take longer to provide payment of redemption requests. Ask your financial professional for more information.

Redemptions in Kind

The Funds normally pay redemption proceeds in cash up to $250,000 or 1% of a Fund’s total value, whichever is less. The Trust reserves the right to make higher redemption payments in the form of marketable securities or, as needed, other traded assets, which is known as a “redemption in kind.” If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution. Such securities remain subject to market risk until they are sold. You may recognize capital gain or loss upon the disposition of such securities.

Redemption Fee

Beginning on May 1, 2020, shareholders of the Gold Fund will no longer be subject to the redemption fee described in the following paragraphs. Until then, if you sell shares of the Gold Fund within 60 days of purchasing them, you will be subject to a 2% redemption fee on the gross redemption proceeds. The fee is determined using the “first-in-first-out,” or FIFO, calculation methodology, comparing the date of redemption with the earliest purchase date of shares. The Fund may collect the redemption fees by deducting them from the redemption proceeds or, if assessed after a completed redemption transaction (and upon notice to the account holder), by deducting them from any remaining account balance or by directly billing for them. A redemption fee is not charged upon an exchange of shares of one Fund for shares of another Fund, but shares that have been so exchanged will be subject to the fee if sold within 60 days of the exchange date.

The Fund may waive or reverse the redemption fee for qualified retirement plans, systematic redemption programs, wrap programs and certain accounts investing through omnibus positions. At the same time, the Fund reserves the right to impose redemption fees on such shares. The Fund generally will be dependent on the relevant “intermediary” (for example, the wrap program sponsor or omnibus account holder) in monitoring trading frequency and therefore in applying redemption fees to these shareholders. The ability to assess a redemption fee on the underlying shareholders of such an account, or otherwise monitor and discourage inappropriate short-term trading, may be further limited by systems limitations applicable to these types of accounts.

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Once You Become a Shareholder

The Fund may reverse or waive the redemption fee upon application to the Fund. Historically, most such exceptions have been granted in the event of transactions documented as inadvertent or prompted by bona-fide emergencies. The Funds may modify redemption fee policies at any time.

Redemption fees are intended to defray transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fees do not represent a deferred sales charge nor a commission paid to the Distributor. Any fees collected will be retained by the particular Fund (and share class) for the benefit of the remaining shareholders.

Short-Term Trading Policies

The Funds are not vehicles for frequent traders. Frequent trading (including exchanging) of Fund shares, also known as “market timing,” may increase Fund transaction and administration costs and otherwise negatively affect a Fund’s investment program, possibly diluting a Fund’s value to its longer-term investors. For example, short-term investments moving in and out of a Fund may (i) prompt otherwise unnecessary purchases and sales of portfolio securities, thus increasing brokerage costs; (ii) affect the level of cash held by a Fund over time; (iii) affect taxable gains and losses realized by a Fund; or (iv) distract a portfolio manager from the Fund’s longer-term investment strategy.

The Global Fund, Overseas Fund, Global Income Builder Fund and High Income Fund may be particularly susceptible to these risks due to their significant investments in foreign securities. Similarly, the Gold Fund may be susceptible to short-term trading due to the nature of its portfolio holdings. Foreign securities and any relatively illiquid or volatile securities are considered those most likely to be subject to inappropriate short-term trading strategies.

Pursuant to procedures approved by the Board of Trustees, the Funds routinely review shareholder trades to seek to identify and deter inappropriate trading. Specifically, the Funds seek to identify the types of transactions that may be harmful to a Fund, either on an individual basis or as part of a pattern. In certain circumstances, and on occasion even involving a trade or exchange for which no redemption fee is assessed, the Funds may deem a single trade or exchange inappropriate and subject to these procedures. When the Funds identify inappropriate trading activities, the Funds will suspend trading and exchange privileges or close the relevant account. At the discretion of the Funds, such a suspension or account closure may be temporary or permanent and may or may not be subject to appeal.

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Once You Become a Shareholder

The Funds also may deem investors potential short-term traders (and subject to trading suspensions or account closures without advance notice) based on information unrelated to the specific trades in the investors’ accounts. For example, the Funds may obtain information linking an account to an account previously suspended or closed for inappropriate trading. In addition, a reliable third party may report short-term trading concerns regarding a particular account to the Funds.

The Funds cannot guarantee to identify or prevent every instance of inappropriate trading. Nonetheless, the Funds’ guiding principle is that trading deemed not in the interests of longer-term Fund shareholders will be actively deterred and, when possible, prevented.

In most cases the Funds depend on cooperation from intermediaries in reviewing certain accounts, thereby limiting the Funds’ ability to monitor and discourage inappropriate trading. Although the Funds are committed to seeking the cooperation of intermediaries, the Funds often do not have immediate access to individual account-level activity for those investing through an intermediary (and generally must request information about this account activity rather than receiving it automatically). In addition, not all intermediaries maintain the types of sophisticated transaction tracking systems that permit them to apply the types of reviews applied by the Funds. The Funds do not have any arrangements intended to permit trading in contravention of the policies described in this section. The Funds may modify the short-term trading policies at any time.

Telephone Privileges

Unless you make contrary instructions on the New Account Application or Special Options Form, you will be entitled to make telephone redemptions, exchanges, conversions and account maintenance requests if you have a preauthorized form on file with the transfer agent. Neither the Funds nor their agents will be liable for following instructions communicated by telephone that the Trust or its agents believe are genuine. The Trust will employ reasonable procedures to confirm the instructions are genuine. Such procedures may include (i) written confirmation of telephone transactions; (ii) tape recording telephone conversations; and/or (iii) requiring specific personal information prior to acting upon telephone instructions.

Any owner(s), trustee(s) or other fiduciary entity named in the account registration, investment professional of record and/or other parties who can provide specific personal information will be allowed to initiate telephone transactions. Personal information may include a combination of the following items: (i) the Fund and account number, (ii) the account registration, (iii) the Social Security or tax

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Once You Become a Shareholder

identification number on the account, (iv) the address of record, (v) designated bank account information and (vi) any other information deemed appropriate to allow access to the account.

Telephone redemption requests received by the Trust or their agents (including authorized dealers, retirement plan administrators or other intermediaries) prior to the close of business on the NYSE on any business day will be processed that day. Such requests received after the close of business on the NYSE will be effective the following business day. Shareholders may not make redemption requests by telephone if the proceeds will be wired to a bank account number or mailed to an address other than the one previously designated by the shareholder. There is a $100,000 maximum for telephone redemptions by check. Certain retirement accounts are not eligible for all the telephone privileges referenced above. Please call 800.334.2143 for more information on telephone privileges.

Systematic Withdrawal Plan

If you own Fund shares with a current net asset value of $10,000 or more, you may use those shares to establish a Systematic Withdrawal Plan that executes withdrawals monthly, quarterly, or annually. A check in a stated amount of at least $50 will be mailed to you on or about the third, 15th, or 25th day of the month. You may not take dividends and distributions on shares invested through a Systematic Withdrawal Plan in cash; instead, you must reinvest them, which will occur at net asset value. A Fund’s shares will be redeemed as necessary to meet withdrawal payments.

Withdrawals in excess of dividends and distributions will reduce and may deplete the invested principal, which may result in a gain or loss for tax purposes. It may be inefficient to purchase additional shares while concurrently withdrawing shares, due to the sales charges incurred on purchases. Accordingly, you may not maintain a Systematic Withdrawal Plan while simultaneously making regular purchases. If you establish a new account by check within 15 days of an expected withdrawal date, the Funds will not begin withdrawals until the following month, due to the Funds’ 15-day hold on check purchases. The Funds may amend or cease to offer the Systematic Withdrawal Plan at any time.

Retirement Plans

The Trust offers a variety of plans that allow investors to save for retirement and defer taxes on any investment income. These offerings include IRAs, Roth IRAs,

First Eagle Funds | Prospectus | March 1, 2020109

Once You Become a Shareholder

SEPs and SIMPLE IRAs. Certain investors may not realize the tax benefits of these plans. Therefore, you should consult your tax adviser regarding your eligibility.

Eligible group retirement plans may purchase Class R3, Class R4, Class R5 and Class R6 shares. Retirement plans may also purchase Class I shares of the Funds provided they meet the minimum initial investment amount of $1 million in an omnibus or pooled account within the relevant Fund. Retirement plans that will require the Fund to pay any type of administrative fee or payment per participant account to any third party are generally not eligible for Class I, but may be able to purchase certain Class R shares or Class A shares of the Funds without an initial sales charge. If a Class A “finder’s fee” was paid, such a plan may be subject to a Class A contingent deferred sales charge on these investments. See About Your Investment—Public Offering Price of Class A Shares—Class A Contingent Deferred Sales Charge.

Information Regarding State Escheatment Laws

Mutual fund accounts can be considered abandoned property. States increasingly are looking at inactive mutual fund accounts as possible abandoned or unclaimed property. Under certain circumstances, the Fund may be legally obligated to escheat (or transfer) an investor’s account to the appropriate state’s unclaimed property administrator. The Fund will not be liable to investors or their representatives for good faith compliance with state unclaimed or abandoned property (escheatment) laws. If you invest in the Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state escheatment laws.

Escheatment laws vary by state, and states have different criteria for defining inactivity and abandoned property. Generally, a mutual fund account may be subject to “escheatment” (i.e., considered to be abandoned or unclaimed property) if the account owner has not initiated any activity in the account or contacted the fund for an “inactivity period” as specified in applicable state laws. If the Fund is unable to establish contact with an investor, the Fund will determine whether the investor’s account must legally be considered abandoned and whether the assets in the account must be transferred to the appropriate state’s unclaimed property administrator. Typically, an investor’s last known address of record determines the state that has jurisdiction.

110First Eagle Funds | Prospectus | March 1, 2020

Information on Dividends, Distributions and Taxes

It is each Fund’s policy to make periodic distributions of net investment income and net realized capital gains, if any. Unless you elect otherwise, your ordinary income dividends and capital gain distributions will be reinvested in additional shares of the same share class of the Fund at net asset value calculated as of the payment date. The Funds pay ordinary income dividends and capital gains distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the net asset value of the Funds will be reduced by the amount of the payment.

Each Fund intends to qualify and has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code. To qualify, a Fund must meet certain income, diversification and distribution requirements. As a regulated investment company, a Fund generally will not be subject to U.S. federal income or excise taxes on ordinary income and capital gains distributed to shareholders within applicable time limits, although foreign-source income received by a Fund may be subject to foreign withholding taxes.

Unless you are investing through a tax-deferred account, such as a 401(k) plan or an individual retirement account, in general, you will be taxed on the ordinary income dividends and capital gains distributions you receive from a Fund, whether you take them as additional shares or in cash. Capital gains distributions may be taxed at different rates, depending on the types of appreciated assets and the length of time the Fund holds the appreciated assets. For example, while capital gain distributions with respect to gain on the sale of appreciated assets held by a Fund for more than one year generally will be taxed to individual shareholders at a maximum rate of 20%, capital gain distributions with respect to the sale of collectibles (such as gold bullion) held by a Fund for more than one year will be taxed to individual shareholders at a maximum rate of 28%. Certain ordinary income dividends paid by a Fund to non-corporate shareholders (including individuals) may be eligible for preferential tax treatment at the rate applied to long-term capital gains. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends and capital gain distributions from the Funds, and gain recognized on a disposition of shares) of certain U.S. individuals, estates and trusts.

Tax issues can be complicated. Exchanges of Fund shares are treated as sales and purchases and are subject to taxes. Please consult your tax adviser about federal, state, or local tax consequences or with any other tax questions you may have.

By February 15 of each year, the Trust will send you a statement showing the tax status of your dividends and distributions for the prior year. There may be tax consequences for shareholders who are nonresident aliens or foreign entities. Please see the Statement of Additional Information for more information.

First Eagle Funds | Prospectus | March 1, 2020111

Privacy Notice for Individual Shareholders

The Trust is committed to protecting your privacy. We are providing you with this privacy notice to inform you of how we handle your personal information that we collect and may disclose to our affiliates. If the Trust changes its information practices, we will provide you with notice of any material changes. This privacy policy supersedes any of our previous policies relating to the information you disclose to us.

Why this Privacy Policy Applies to You

You obtained a financial product or service from or through us for personal, family or household purposes when you opened a shareholder account with the Trust, and are therefore covered by this privacy policy.

What We do to Protect Your Personal Information

We protect personal information provided to us by our individual shareholders according to strict standards of security and confidentiality. These standards apply to both our physical facilities and any online services we may provide. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard consumer information. We permit only authorized individuals, who are trained in the proper handling of individual shareholder information and need to access this information to do their job, to have access to this information.

Personal Information that We Collect and May Disclose

As part of providing you with the Trust’s products and services, we may obtain nonpublic personal information about you from the following sources:

•	Information we receive from you on subscription applications or other forms, such as your name, address, telephone number, Social Security number, occupation, assets and income;

•	Information about your transactions with us, our affiliates, or unaffiliated third parties, such as your account balances, payment history and account activity;
•	Information from public records we may access in the ordinary course of business; and
•	Information collected from you online, such as your IP address and data gathered from your browsing activity and location.

Categories of Affiliates to Whom We May Disclose Personal Information

We may share personal information about you with affiliates. Our affiliates do business under names that include First Eagle Holdings, Inc., First Eagle Investment

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Privacy Notice for Individual Shareholders

Management, LLC, FEF Distributors, LLC, First Eagle Private Credit, LLC, First Eagle Private Credit Advisors LLC and First Eagle Alternative Credit LLC.

You May Limit Marketing Solicitations By Choosing To Opt Out

We offer you the right to opt out from many types of marketing by our affiliates based on your personal information that we collect and share in accordance with this privacy policy. To limit those marketing solicitations, you may call 800.334.2143 indicating your desire not to receive marketing from our affiliates. Should you choose to opt out, your choice will remain in our records until you notify us otherwise, although we may choose to contact you in the future to modify your preference.

When We May Disclose Your Personal Information to Unaffiliated Third Parties

We will only share your personal information collected, as described above, with unaffiliated third parties:

•	At your request;
•

When you authorize us to process or service a transaction or product (unaffiliated third parties in this instance may include service providers such as the Trust’s distributors, registrar and transfer agent for shareholder transactions, and other parties providing individual shareholder servicing, accounting and recordkeeping services);

•

With companies that perform sales and marketing services on our behalf with whom we have agreements to protect the confidentiality of your information and to use the information only for the purposes for which we disclose the information to them; or

•	When required by law to disclose such information to appropriate authorities.

We do not otherwise provide information about you to outside firms, organizations or individuals except to our attorneys, accountants and auditors, and as permitted by law.

What We do with Personal Information about Our Former Customers

If you decide to discontinue doing business with us, the Trust will continue to adhere to this privacy policy with respect to the information we have in our possession about you and your account following the termination of our shareholder relationship.

First Eagle Funds | Prospectus | March 1, 2020113

How to Reach First Eagle Funds

How to Reach First Eagle Funds

You can send all requests for information or transactions to:

Regular Mail:

First Eagle Funds
P.O. Box 219324
Kansas City, MO 64121-9324

or

Overnight Mail:

First Eagle Funds
c/o DST Systems, Inc.
330 West 9th Street
Kansas City, MO 64105-1807

You can contact us by telephone at 800.334.2143.

Please visit us online at www.feim.com/individual-investors

114First Eagle Funds | Prospectus | March 1, 2020

Financial Highlights

The Financial Highlights Table is intended to help you understand the financial performance of each Fund for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).

The Financial Highlights Table shown was audited by the Funds’ independent accountants PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017-6204. The report of PricewaterhouseCoopers (for the Funds’ fiscal year ending October 31, 2019), together with the Funds’ financial statements, are contained in the annual reports for the Funds for that period and are incorporated by reference in the Statement of Additional Information.

Information for Class R3 shares is shown only for the year ended October 31, 2019, and from their inception at May 1, 2018, for Class R4 shares only for the year ended October 31, 2019, and from their inception at January 17, 2018 (Global Fund and Overseas Fund) and at July 29, 2019 (U.S. Value Fund, Gold Fund, Global Income Builder Fund, High Income Fund and Fund of America), and for Class R5 shares from their inception at July 29, 2019 (Global Fund, U.S. Value Fund, Gold Fund, Global Income Builder Fund, High Income Fund and Fund of America) and at March 11, 2019 (Overseas Fund). Annual reports and the Statement of Additional Information are available upon request.

First Eagle Funds | Prospectus | March 1, 2020115

First Eagle Funds

Financial Highlights

	Per share operating performance*												Ratio/Supplemental data

		Investment operations			Less dividends and distributions								Ratios to Average Net Assets of:

Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate

First Eagle Global Fund Class A
October 31, 2019	$56.37	0.64	5.37	6.01	(0.43)	(2.80)	—	(3.23)	$59.15	11.44%		$13,638,545	1.11%		1.11%		1.13%		1.13%		10.26%
October 31, 2018	$60.46	0.49	(2.08)	(1.59)	(0.44)	(2.06)	—	(2.50)	$56.37	(2.82)%		$12,357,124	1.11%		1.11%		0.84%		0.84%		14.91%
October 31, 2017	$56.36	0.25	6.41	6.66	(0.21)	(2.35)	—	(2.56)	$60.46	12.35%		$14,907,330	1.11%		1.11%		0.44%		0.44%		9.67%
October 31, 2016	$53.10	0.30	3.56	3.86	(0.07)	(0.53)	—	(0.60)	$56.36	7.38%		$15,833,531	1.10%		1.10%		0.55%		0.55%		11.54%
October 31, 2015	$54.90	0.28	0.60	0.88	(0.30)	(2.38)	—	(2.68)	$53.10	1.78%		$16,274,867	1.11%		1.11%		0.52%		0.52%		11.28%

First Eagle Global Fund Class C
October 31, 2019	$54.11	0.18	5.20	5.38	—	(2.80)	—	(2.80)	$56.69	10.58%		$5,619,288	1.87%		1.86%		0.33%		0.33%		10.26%
October 31, 2018	$58.14	0.05	(2.02)	(1.97)	—	(2.06)	—	(2.06)	$54.11	(3.54)%		$8,667,512	1.86%		1.86%		0.09%		0.09%		14.91%
October 31, 2017	$54.47	(0.16)	6.18	6.02	—	(2.35)	—	(2.35)	$58.14	11.52%		$10,589,991	1.85%		1.85%		(0.29)%		(0.29)%		9.67%
October 31, 2016	$51.66	(0.11)	3.45	3.34	—	(0.53)	—	(0.53)	$54.47	6.56%		$11,505,279	1.86%		1.86%		(0.21)%		(0.21)%		11.54%
October 31, 2015	$53.57	(0.12)	0.59	0.47	—	(2.38)	—	(2.38)	$51.66	1.02%		$11,662,706	1.86%		1.86%		(0.23)%		(0.23)%		11.28%

First Eagle Global Fund Class I
October 31, 2019	$56.73	0.78	5.41	6.19	(0.60)	(2.80)	—	(3.40)	$59.52	11.72%		$30,133,165	0.85%		0.85%		1.38%		1.38%		10.26%
October 31, 2018	$60.85	0.66	(2.11)	(1.45)	(0.61)	(2.06)	—	(2.67)	$56.73	(2.54)%		$29,334,134	0.84%		0.84%		1.11%		1.11%		14.91%
October 31, 2017	$56.70	0.43	6.42	6.85	(0.35)	(2.35)	—	(2.70)	$60.85	12.64%		$30,858,477	0.84%		0.84%		0.74%		0.74%		9.67%
October 31, 2016	$53.43	0.44	3.57	4.01	(0.21)	(0.53)	—	(0.74)	$56.70	7.65%		$22,357,335	0.84%		0.84%		0.81%		0.81%		11.54%
October 31, 2015	$55.23	0.43	0.60	1.03	(0.45)	(2.38)	—	(2.83)	$53.43	2.07%		$19,998,978	0.84%		0.84%		0.79%		0.79%		11.28%

First Eagle Global Fund Class R3
For The Year Ended October 31, 2019	$56.62	0.60	5.38	5.98	(0.46)	(2.80)	—	(3.26)	$59.34	11.31%		$11,813	1.14%		1.14%		1.03%		1.03%		10.26%
For The Period 5/01/18^- 10/31/18	$58.95	0.28	(2.61)	(2.33)	—	—	—	—	$56.62	(3.95	)%(b)	$48	1.25	%(c)	1.25	%(c)	0.95	%(c)	0.95	%(c)	14.91	%(b)

First Eagle Global Fund Class R4
For The Year Ended October 31, 2019	$56.70	0.74	5.36	6.10	(0.52)	(2.80)	—	(3.32)	$59.48	11.53%		$1,825	0.97%		0.97%		1.28%		1.28%		10.26%
For The Period 1/17/18^^- 10/31/18	$61.60	0.55	(5.45)	(4.90)	—	—	—	—	$56.70	(7.95	)%(b)	$117	1.02	%(c)	1.02	%(c)	1.18	%(c)	1.18	%(c)	14.91	%(b)

First Eagle Global Fund Class R5
For The Period 7/29/19^^^- 10/31/19	$58.99	0.12	0.36	0.48	—	—	—	—	$59.47	0.81	%(b)	$10	1.35	%(c)	1.35	%(c)	0.82	%(c)	0.82	%(c)	10.26	%(b)

First Eagle Global Fund Class R6
October 31, 2019	$56.76	0.82	5.41	6.23	(0.64)	(2.80)	—	(3.44)	$59.55	11.79%		$944,249	0.79%		0.79%		1.44%		1.44%		10.26%
October 31, 2018	$60.88	0.72	(2.14)	(1.42)	(0.64)	(2.06)	—	(2.70)	$56.76	(2.49)%		$782.213	0.78%		0.78%		1.21%		1.21%		14.91%
For The Period 3/01/17^^^^- 10/31/17	$57.33	0.37	3.18	3.55	—	—	—	—	$60.88	6.19	%(b)	$848.431	0.78	%(c)	0.78	%(c)	0.94	%(c)	0.94	%(c)	9.67	%(b)

First Eagle Overseas Fund Class A
October 31, 2019	$22.71	0.32	2.28	2.60	(0.27)	(0.39)	—	(0.66)	$24.65	11.82%		$2,125,742	1.15%		1.15%		1.38%		1.38%		6.99%
October 31, 2018	$25.33	0.25	(2.03)	(1.78)	(0.40)	(0.44)	—	(0.84)	$22.71	(7.27)%		$2,173,765	1.15%		1.15%		1.04%		1.04%		12.10%
October 31, 2017	$23.86	0.12	2.16	2.28	(0.26)	(0.55)	—	(0.81)	$25.33	9.99%		$3,102,414	1.15%		1.15%		0.51%		0.51%		8.45%
October 31, 2016	$22.62	0.19	1.34	1.53	(0.04)	(0.25)	—	(0.29)	$23.86	6.90%		$3,654,512	1.14%		1.14%		0.84%		0.84%		9.30%
October 31, 2015	$23.18	0.14	0.39	0.53	(0.23)	(0.86)	—	(1.09)	$22.62	2.59%		$4,142,588	1.16%		1.16%		0.60%		0.60%		12.95%

116First Eagle Funds | Prospectus | March 1, 2020	First Eagle Funds | Prospectus | March 1, 2020117

First Eagle Funds

Financial Highlights

	Per share operating performance*												Ratio/Supplemental data

		Investment operations			Less dividends and distributions								Ratios to Average Net Assets of:

Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate

First Eagle Overseas Fund Class C
October 31, 2019	$21.73	0.11	2.22	2.33	(0.09)	(0.39)	—	(0.48)	$23.58	10.98%		$378,755	1.89%		1.89%		0.50%		0.50%		6.99%
October 31, 2018	$24.29	0.08	(1.95)	(1.87)	(0.25)	(0.44)	—	(0.69)	$21.73	(7.92)%		$687,318	1.88%		1.88%		0.32%		0.32%		12.10%
October 31, 2017	$22.91	(0.05)	2.07	2.02	(0.09)	(0.55)	—	(0.64)	$24.29	9.14%		$899,654	1.88%		1.88%		(0.20)%		(0.20)%		8.45%
October 31, 2016	$21.84	0.02	1.30	1.32	—	(0.25)	—	(0.25)	$22.91	6.14%		$992,573	1.89%		1.89%		0.10%		0.10%		9.30%
October 31, 2015	$22.42	(0.03)	0.39	0.36	(0.08)	(0.86)	—	(0.94)	$21.84	1.82%		$1,036,295	1.89%		1.89%		(0.13)%		(0.13)%		12.95%

First Eagle Overseas Fund Class I
October 31, 2019	$23.26	0.39	2.33	2.72	(0.35)	(0.39)	—	(0.74)	$25.24	12.12%		$10,694,125	0.86%		0.86%		1.64%		1.64%		6.99%
October 31, 2018	$25.91	0.34	(2.08)	(1.74)	(0.47)	(0.44)	—	(0.91)	$23.26	(6.98)%		$11,093,973	0.86%		0.86%		1.35%		1.35%		12.10%
October 31, 2017	$24.40	0.21	2.17	2.38	(0.32)	(0.55)	—	(0.87)	$25.91	10.24%		$13,831,360	0.87%		0.86%		0.86%		0.86%		8.45%
October 31, 2016	$23.12	0.26	1.38	1.64	(0.11)	(0.25)	—	(0.36)	$24.40	7.22%		$10,608,351	0.87%		0.87%		1.12%		1.12%		9.30%
October 31, 2015	$23.62	0.20	0.41	0.61	(0.25)	(0.86)	—	(1.11)	$23.12	2.88%		$8,702,209	0.88%		0.88%		0.88%		0.88%		12.95%

First Eagle Overseas Fund Class R3
For The Year Ended October 31, 2019	$23.22	0.44	2.16	2.60	(0.30)	(0.39)	—	(0.69)	$25.13	11.59%		$96	1.32%		1.32%		1.84%		1.84%		6.99%
For The Period 5/01/18^-10/31/18	$25.10	0.16	(2.04)	(1.88)	—	—	—	—	$23.22	(7.49	)%(b)	$46	1.21	%(c)	1.21	%(c)	1.32	%(c)	1.32	%(c)	12.10	%(b)

First Eagle Overseas Fund Class R4
For The Year Ended October 31, 2019	$23.23	0.35	2.33	2.68	(0.32)	(0.39)	—	(0.71)	$25.20	11.92%		$91	1.04%		1.04%		1.48%		1.48%		6.99%
For The Period 1/17/18^^- 10/31/18	$26.15	0.31	(3.23)	(2.92)	—	—	—	—	$23.23	(11.17	)%(b)	$78	1.03	%(c)	1.03	%(c)	1.60	%(c)	1.60	%(c)	12.10	%(b)

First Eagle Overseas Fund Class R5
For The Period 3/11/19^^^^^- 10/31/19	$23.37	0.28	1.55	1.83	—	—	—	—	$25.20	7.83	%(b)	$16	1.12	%(c)	1.12	%(c)	1.79	%(c)	1.79	%(c)	6.99	%(b)

First Eagle Overseas Fund Class R6
October 31, 2019	$23.27	0.41	2.33	2.74	(0.37)	(0.39)	—	(0.76)	$25.25	12.21%		$759,773	0.80%		0.80%		1.74%		1.74%		6.99%
October 31, 2018	$25.92	0.36	(2.09)	(1.73)	(0.48)	(0.44)	—	(0.92)	$23.27	(6.92)%		$592,247	0.80%		0.80%		1.44%		1.44%		12.10%
For The Period 3/01/17^^^^- 10/31/17	$23.99	0.17	1.76	1.93	—	—	—	—	$25.92	8.04	%(b)	$544,632	0.79	%(c)	0.79	%(c)	1.01	%(c)	1.01	%(c)	8.45	%(b)

First Eagle U.S. Value Fund Class A
October 31, 2019	$19.89	0.16	1.44	1.60	(0.12)	(2.53)	—	(2.65)	$18.84	9.43%		$613,548	1.16%		1.11%		0.81%		0.86%		8.65%
October 31, 2018	$21.26	0.11	0.31	0.42	(0.03)	(1.76)	—	(1.79)	$19.89	2.01%		$590,922	1.15%		1.10%		0.51%		0.56%		9.05%
October 31, 2017	$20.08	0.06	2.80	2.86	(0.04)	(1.64)	—	(1.68)	$21.26	14.94%		$716,820	1.14%		1.09%		0.24%		0.29%		5.85%
October 31, 2016	$19.82	0.08	1.07	1.15	(0.04)	(0.85)	—	(0.89)	$20.08	6.21%		$817,481	1.11%		1.14%		0.40%		0.37%		10.65%
October 31, 2015	$21.10	0.10	(0.10)	0.00	(0.08)	(1.20)	—	(1.28)	$19.82	0.04%		$966,396	1.14%		1.14%		0.49%		0.49%		15.14%

First Eagle U.S. Value Fund Class C
October 31, 2019	$19.03	0.02	1.37	1.39	—	(2.53)	—	(2.53)	$17.89	8.59%		$194,380	1.92%		1.87%		0.06%		0.11%		8.65%
October 31, 2018	$20.54	(0.04)	0.29	0.25	—	(1.76)	—	(1.76)	$19.03	1.20%		$361,606	1.90%		1.85%		(0.24)%		(0.19)%		9.05%
October 31, 2017	$19.55	(0.09)	2.72	2.63	—	(1.64)	—	(1.64)	$20.54	14.13%		$448,462	1.89%		1.84%		(0.51)%		(0.46)%		5.85%
October 31, 2016	$19.43	(0.07)	1.04	0.97	—	(0.85)	—	(0.85)	$19.55	5.38%		$516,405	1.87%		1.90%		(0.37)%		(0.40)%		10.65%
October 31, 2015	$20.78	(0.05)	(0.10)	(0.15)	—	(1.20)	—	(1.20)	$19.43	(0.70)%		$592,960	1.90%		1.90%		(0.27)%		(0.27)%		15.14%

118First Eagle Funds | Prospectus | March 1, 2020	First Eagle Funds | Prospectus | March 1, 2020119

First Eagle Funds

Financial Highlights

	Per share operating performance*												Ratio/Supplemental data

		Investment operations			Less dividends and distributions								Ratios to Average Net Assets of:

Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate

First Eagle U.S. Value Fund Class I
October 31, 2019	$20.23	0.21	1.48	1.69	(0.18)	(2.53)	—	(2.71)	$19.21	9.79%		$749,245	0.88%		0.83%		1.09%		1.14%		8.65%
October 31, 2018	$21.61	0.18	0.29	0.47	(0.09)	(1.76)	—	(1.85)	$20.23	2.24%		$875,239	0.87%		0.82%		0.79%		0.84%		9.05%
October 31, 2017	$20.38	0.12	2.84	2.96	(0.09)	(1.64)	—	(1.73)	$21.61	15.27%		$983,508	0.86%		0.81%		0.51%		0.56%		5.85%
October 31, 2016	$20.11	0.13	1.08	1.21	(0.09)	(0.85)	—	(0.94)	$20.38	6.49%		$841,199	0.84%		0.87%		0.67%		0.64%		10.65%
October 31, 2015	$21.40	0.16	(0.12)	0.04	(0.13)	(1.20)	—	(1.33)	$20.11	0.28%		$942,370	0.87%		0.87%		0.76%		0.76%		15.14%

First Eagle U.S. Value Fund Class R3
For The Year Ended October 31, 2019	$20.20	0.14	1.48	1.62	(0.14)	(2.53)	—	(2.67)	$19.15	9.37%		$54	1.26%		1.21%		0.71%		0.76%		8.65%
For The Period 5/01/18^- 10/31/18	$20.37	0.06	(0.23)	(0.17)	—	—	—	—	$20.20	(0.83	)%(b)	$50	1.24	%(c)	1.19	%(c)	0.50	%(c)	0.55	%(c)	9.05	%(b)

First Eagle U.S. Value Fund Class R4
For The Period 7/29/19^^^- 10/31/19	$19.40	0.02	(0.24)	(0.22)	—	—	—	—	$19.18	(1.13	)%(b)	$10	1.51	%(c)	1.47	%(c)	0.39	%(c)	0.43	%(c)	8.65	%(b)

First Eagle U.S. Value Fund Class R5
For The Period 7/29/19^^^- 10/31/19	$19.40	0.03	(0.25)	(0.22)	—	—	—	—	$19.18	(1.13	)%(b)	$10	1.40	%(c)	1.36	%(c)	0.50	%(c)	0.54	%(c)	8.65	%(b)

First Eagle U.S. Value Fund Class R6
October 31, 2019	$20.24	0.21	1.49	1.70	(0.19)	(2.53)	—	(2.72)	$19.22	9.83%		$15,949	0.83%		0.78%		1.09%		1.14%		8.65%
October 31, 2018	$21.62	0.18	0.30	0.48	(0.10)	(1.76)	—	(1.86)	$20.24	2.28%		$1,362	0.86%		0.81%		0.82%		0.87%		9.05%
For The Period 3/01/17^^^^- 10/31/17	$20.66	0.09	0.87	0.96	—	—	—	—	$21.62	4.65	%(b)	$833	0.85	%(c)	0.80	%(c)	0.56	%(c)	0.61	%(c)	5.85	%(b)

First Eagle Gold Fund Class A
October 31, 2019	$13.08	(0.04)	5.62	5.58	—	—	—	—	$18.66	42.66%		$386,633	1.29%		1.29%		(0.27)%		(0.27)%		20.01%
October 31, 2018	$16.50	(0.07)	(3.35)	(3.42)	—	—	—	—	$13.08	(20.73)%		$294,509	1.29%		1.29%		(0.45)%		(0.45)%		9.43%
October 31, 2017	$17.99	(0.09)	(1.40)	(1.49)	—	—	—	—	$16.50	(8.28)%		$451,039	1.26%		1.26%		(0.53)%		(0.53)%		7.90%
October 31, 2016	$12.36	(0.11)	5.74	5.63	—	—	—	—	$17.99	45.55%		$566,708	1.27%		1.27%		(0.65)%		(0.65)%		15.82%
October 31, 2015	$13.45	(0.08)	(1.01)	(1.09)	—	—	—	—	$12.36	(8.10)%		$390,521	1.33%		1.33%		(0.57)%		(0.57)%		12.47%

First Eagle Gold Fund Class C
October 31, 2019	$12.09	(0.15)	5.17	5.02	—	—	—	—	$17.11	41.52%		$115,624,	2.05%		2.05%		(1.02)%		(1.02)%		20.01%
October 31, 2018	$15.36	(0.17)	(3.10)	(3.27)	—	—	—	—	$12.09	(21.29)%		$111,685	2.05%		2.05%		(1.21)%		(1.21)%		9.43%
October 31, 2017	$16.89	(0.21)	(1.32)	(1.53)	—	—	—	—	$15.36	(9.06)%		$166,043	2.04%		2.03%		(1.30)%		(1.30)%		7.90%
October 31, 2016	$11.70	(0.22)	5.41	5.19	—	—	—	—	$16.89	44.36%		$206,225	2.04%		2.04%		(1.42)%		(1.42)%		15.82%
October 31, 2015	$12.84	(0.18)	(0.96)	(1.14)	—	—	—	—	$11.70	(8.88)%		$148,119	2.14%		2.14%		(1.39)%		(1.39)%		12.47%

First Eagle Gold Fund Class I
October 31, 2019	$13.44	0.00 **	5.78	5.78	—	—	—	—	$19.22	43.01%		$553,633	0.99%		0.99%		0.01%		0.01%		20.01%
October 31, 2018	$16.90	(0.02)	(3.44)	(3.46)	—	—	—	—	$13.44	(20.47)%		$392,310	1.00%		1.00%		(0.15)%		(0.15)%		9.43%
October 31, 2017	$18.38	(0.04)	(1.44)	(1.48)	—	—	—	—	$16.90	(8.05)%		$559,784	0.99%		0.99%		(0.25)%		(0.25)%		7.90%
October 31, 2016	$12.59	(0.06)	5.85	5.79	—	—	—	—	$18.38	45.99%		$509,635	0.98%		0.98%		(0.36)%		(0.36)%		15.82%
October 31, 2015	$13.66	(0.04)	(1.03)	(1.07)	—	—	—	—	$12.59	(7.83)%		$306,131	1.03%		1.03%		(0.27)%		(0.27)%		12.47%

First Eagle Gold Fund Class R3
For The Year Ended October 31, 2019	$13.44	(0.09)	5.82	5.73	—	—	—	—	$19.17	42.63%		$491	1.25%		1.25%		(0.51)%		(0.51)%		20.01%
For The Period 5/01/18^- 10/31/18	$16.35	(0.04)	(2.87)	(2.91)	—	—	—	—	$13.44	(17.80	)%(b)	$41	1.32	%(c)	1.32	%(c)	(0.59	)%(c)	(0.59	)%(c)	9.43	%(b)

120First Eagle Funds | Prospectus | March 1, 2020	First Eagle Funds | Prospectus | March 1, 2020121

First Eagle Funds

Financial Highlights

	Per share operating performance*												Ratio/Supplemental data

		Investment operations			Less dividends and distributions								Ratios to Average Net Assets of:

Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate

First Eagle Gold Fund Class R4
For The Period 7/29/19^^^- 10/31/19	$18.54	(0.04)	0.76	0.72	—	—	—	—	$19.26	3.88	%(b)	$10	1.49	%(c)	1.49	%(c)	(0.84	)%(c)	(0.84	)%(c)	20.01	%(b)

First Eagle Gold Fund Class R5
For The Period 7/29/19^^^- 10/31/19	$18.54	(0.03)	0.77	0.74	—	—	—	—	$19.28	3.99	%(b)	$166	0.96	%(c)	0.96	%(c)	(0.65	)%(c)	(0.64	)%(c)	20.01	%(b)

First Eagle Gold Fund Class R6
October 31, 2019	$13.46	0.01	5.79	5.80	—	—	—	—	$19.26	43.09%		$163,259	0.89%		0.89%		0.03%		0.03%		20.01%
October 31, 2018	$16.91	(0.02)	(3.43)	(3.45)	—	—	—	—	$13.46	(20.40)%		$74,414	0.91%		0.91%		(0.14)%		(0.14)%		9.43%
For The Period 3/01/17^^^^- 10/31/17	$17.60	(0.06)	(0.63)	(0.69)	—	—	—	—	$16.91	(3.92	)%(b)	$15,650	0.90	%(c)	0.91	%(c)	(0.51	)%(c)	(0.51	)%(c)	7.90	%(b)

First Eagle Global Income Builder Fund Class A
October 31, 2019	$11.45	0.25	0.70	0.95	(0.25)	—	—	(0.25)	$12.15	8.40%		$392,942	1.18%		1.18%		2.10%		2.10%		25.54%
October 31, 2018	$12.05	0.25	(0.56)	(0.31)	(0.23)	—	(0.06)	(0.29)	$11.45	(2.64)%		$319,003	1.18%		1.18%		2.11%		2.11%		22.15%
October 31, 2017	$10.99	0.28	1.07	1.35	(0.29)	—	—	(0.29)	$12.05	12.39%		$339,792	1.19%		1.19%		2.43%		2.43%		23.18%
October 31, 2016	$10.73	0.34	0.27	0.61	(0.35)	—	—	(0.35)	$10.99	5.76%		$361,605	1.18%		1.18%		3.16%		3.16%		29.76%
October 31, 2015	$11.41	0.35	(0.51)	(0.16)	(0.37)	(0.15)	—	(0.52)	$10.73	(1.39)%		$410,153	1.19%		1.19%		3.16%		3.16%		29.68%

First Eagle Global Income Builder Fund Class C
October 31, 2019	$11.42	0.16	0.69	0.85	(0.16)	—	—	(0.16)	$12.11	7.53%		$289,037	1.94%		1.94%		1.36%		1.36%		25.54%
October 31, 2018	$12.02	0.16	(0.56)	(0.40)	(0.14)	—	(0.06)	(0.20)	$11.42	(3.38)%		$297,716	1.93%		1.93%		1.35%		1.35%		22.15%
October 31, 2017	$10.96	0.19	1.07	1.26	(0.20)	—	—	(0.20)	$12.02	11.58%		$334,473	1.94%		1.94%		1.69%		1.69%		23.18%
October 31, 2016	$10.71	0.25	0.26	0.51	(0.26)	—	—	(0.26)	$10.96	4.87%		$344,660	1.94%		1.94%		2.40%		2.40%		29.76%
October 31, 2015	$11.38	0.26	(0.50)	(0.24)	(0.28)	(0.15)	—	(0.43)	$10.71	(2.07)%		$382,467	1.96%		1.96%		2.41%		2.41%		29.68%

First Eagle Global Income Builder Fund Class I
October 31, 2019	$11.43	0.28	0.69	0.97	(0.28)	—	—	(0.28)	$12.12	8.60%		$793,440	0.93%		0.93%		2.36%		2.36%		25.54%
October 31, 2018	$12.02	0.28	(0.55)	(0.27)	(0.26)	—	(0.06)	(0.32)	$11.43	(2.31)%		$742,408	0.92%		0.92%		2.38%		2.38%		22.15%
October 31, 2017	$10.96	0.31	1.07	1.38	(0.32)	—	—	(0.32)	$12.02	12.71%		$717,643	0.93%		0.93%		2.68%		2.68%		23.18%
October 31, 2016	$10.71	0.36	0.26	0.62	(0.37)	—	—	(0.37)	$10.96	5.93%		$509,250	0.92%		0.92%		3.39%		3.39%		29.76%
October 31, 2015	$11.39	0.38	(0.52)	(0.14)	(0.39)	(0.15)	—	(0.54)	$10.71	(1.14)%		$470,802	0.94%		0.94%		3.41%		3.41%		29.68%

First Eagle Global Income Builder Fund Class R3
For The Year Ended October 31, 2019	$11.43	0.23	0.69	0.92	(0.23)	—	—	(0.23)	$12.12	8.12%		$52	1.37%		1.37%		1.92%		1.92%		25.54%
For The Period 5/01/18^-10/31/18	$11.92	0.13	(0.49)	(0.36)	(0.10)	—	(0.03)	(0.13)	$11.43	(3.02	)%(b)	$48	1.27	%(c)	1.27	%(c)	2.23	%(c)	2.23	%(c)	22.15	%(b)

First Eagle Global Income Builder Fund Class R4
For The Period 7/29/19^^^- 10/31/19	$12.08	0.04	0.03	0.07	(0.04)	—	—	(0.04)	$12.11	0.59	%(b)	$10	1.49	%(c)	1.49	%(c)	1.34	%(c)	1.34	%(c)	25.54	%(b)

First Eagle Global Income Builder Fund Class R5
For The Period 7/29/19^^^- 10/31/19	$12.08	0.04	0.03	0.07	(0.04)	—	—	(0.04)	$12.11	0.62	%(b)	$10	1.38	%(c)	1.38	%(c)	1.45	%(c)	1.45	%(c)	25.54	%(b)

First Eagle Global Income Builder Fund Class R6
October 31, 2019	$11.42	0.27	0.70	0.97	(0.28)	—	—	(0.28)	$12.11	8.62%		$1,233	0.93%		0.93%		2.31%		2.31%		25.54%
October 31, 2018	$12.01	0.28	(0.54)	(0.26)	(0.27)	—	(0.06)	(0.33)	$11.42	(2.27)%		$912	0.88%		0.88%		2.38%		2.38%		22.15%
For The Period 3/01/17^^^^- 10/31/17	$11.37	0.20	0.67	0.87	(0.23)	—	—	(0.23)	12.01	7.68	%(b)	$965	0.89	%(c)	0.89	%(c)	2.55	%(c)	2.55	%(c)	23.18	%(b)

First Eagle High Income Fund Class A
October 31, 2019	$8.81	0.41	(0.11)	0.30	(0.40)	—	—	(0.40)	$8.71	3.54%		$73,567	1.34%		1.24%		4.55%		4.65%		24.19%
October 31, 2018	$9.03	0.47	(0.24)	0.23	(0.45)	—	—	(0.45)	$8.81	2.56%		$78,360	1.26%		1.19%		5.17%		5.24%		24.82%
October 31, 2017	$8.99	0.46	0.04	0.50	(0.45)	—	(0.01)	(0.46)	$9.03	5.71%		$98,548	1.21%		1.16%		5.02%		5.07%		25.77%
October 31, 2016	$8.90	0.55	0.12	0.67	(0.54)	—	(0.04)	(0.58)	$8.99	8.24%		$158,102	1.15%		1.20%		6.45%		6.40%		36.88%
October 31, 2015	$9.96	0.55	(0.96)	(0.41)	(0.56)	(0.09)	—	(0.65)	$8.90	(4.24)%		$201,685	1.12%		1.16%		5.81%		5.77%		31.62%

122First Eagle Funds | Prospectus | March 1, 2020	First Eagle Funds | Prospectus | March 1, 2020123

First Eagle Funds

Financial Highlights

	Per share operating performance*												Ratio/Supplemental data

		Investment operations			Less dividends and distributions								Ratios to Average Net Assets of:

Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate

First Eagle High Income Fund Class C
October 31, 2019	$8.80	0.34	(0.10)	0.24	(0.34)	—	—	(0.34)	$8.70	2.77%		$50,100	2.10%		2.00%		3.83%		3.93%		24.19%
October 31, 2018	$9.02	0.40	(0.24)	0.16	(0.38)	—	—	(0.38)	$8.80	1.68%		$62,749	2.01%		1.94%		4.43%		4.50%		24.82%
October 31, 2017	$8.98	0.39	0.05	0.44	(0.39)	—	(0.01)	(0.40)	$9.02	5.06%		$87,479	1.95%		1.90%		4.30%		4.35%		25.77%
October 31, 2016	$8.89	0.49	0.12	0.61	(0.48)	—	(0.04)	(0.52)	$8.98	7.46%		$114,139	1.89%		1.94%		5.74%		5.69%		36.88%
October 31, 2015	$9.95	0.48	(0.96)	(0.48)	(0.49)	(0.09)	—	(0.58)	$8.89	(4.96)%		$129,214	1.87%		1.91%		5.07%		5.03%		31.62%

First Eagle High Income Fund Class I
October 31, 2019	$8.81	0.43	(0.10)	0.33	(0.43)	—	—	(0.43)	$8.71	3.84%		$144,532	1.05%		0.95%		4.86%		4.96%		24.19%
October 31, 2018	$9.04	0.49	(0.25)	0.24	(0.47)	—	—	(0.47)	$8.81	2.74%		$184,351	0.97%		0.90%		5.46%		5.53%		24.82%
October 31, 2017	$8.99	0.49	0.05	0.54	(0.48)	—	(0.01)	(0.49)	$9.04	6.15%		$278,660	0.91%		0.86%		5.33%		5.38%		25.77%
October 31, 2016	$8.90	0.58	0.12	0.70	(0.57)	—	(0.04)	(0.61)	$8.99	8.54%		$315,023	0.86%		0.91%		6.83%		6.78%		36.88%
October 31, 2015	$9.96	0.58	(0.96)	(0.38)	(0.59)	(0.09)	—	(0.68)	$8.90	(3.97)%		$472,930	0.83%		0.87%		6.10%		6.06%		31.62%

First Eagle High Income Fund Class R3
For The Year Ended October 31, 2019	$8.82	0.40	(0.11)	0.29	(0.39)	—	—	(0.39)	$8.72	3.44%		$52	1.44%		1.34%		4.44%		4.54%		24.19%
For The Period 5/01/18^- 10/31/18	$8.91	0.23	(0.10)	0.13	(0.22)	—	—	(0.22)	$8.82	1.41	%(b)	$51	1.36	%(c)	1.27	%(c)	4.99	%(c)	5.08	%(c)	24.82	%(b)

First Eagle High Income Fund Class R4
For The Period 7/29/19^^^- 10/31/19	$8.78	0.08	(0.06)	0.02	(0.08)	—	—	(0.08)	$8.72	0.24	%(b)	$10	1.70	%(c)	1.59	%(c)	3.43	%(c)	3.54	%(c)	24.19	%(b)

First Eagle High Income Fund Class R5
For The Period 7/29/19^^^- 10/31/19	$8.78	0.08	(0.07)	0.01	(0.08)	—	—	(0.08)	$8.71	0.11	%(b)	$10	1.59	%(c)	1.48	%(c)	3.54	%(c)	3.65	%(c)	24.19	%(b)

First Eagle High Income Fund Class R6
October 31, 2019	$8.82	0.43	(0.11)	0.32	(0.43)	—	—	(0.43)	$8.71	3.75%		$1,907	1.02%		0.92%		4.78%		4.89%		24.19%
October 31, 2018	$9.04	0.49	(0.24)	0.25	(0.47)	—	—	(0.47)	$8.82	2.80%		$401	1.01%		0.93%		5.36%		5.44%		24.82%
For The Period 3/01/17^^^^- 10/31/17	$9.10	0.32	(0.05)	0.27	(0.33)	—	(0.00)**	(0.33)	$9.04	2.99	%(b)	$114	0.92	%(c)	0.87	%(c)	5.29	%(c)	5.34	%(c)	25.77	%(b)

First Eagle Fund of America Class A
October 31, 2019	$30.53	0.03	1.50	1.53	—	(5.61)	—	(5.61)	$26.45	7.58%		$273,446	1.38%		1.37%		0.11%		0.13%		26.42%
October 31, 2018	$38.18	0.08	(4.15)	(4.07)	—	(3.58)	—	(3.58)	$30.53	(11.84)%		$388,961	1.32%		1.32%		0.23%		0.23%		60.29%
October 31, 2017	$32.93	(0.02)	7.41	7.39	(0.07)	(2.07)	—	(2.14)	$38.18	23.56%		$622,389	1.31%		1.31%		(0.07)%		(0.07)%		57.02%
October 31, 2016	$35.79	0.14	(1.99)	(1.85)	(0.01)	(1.00)	—	(1.01)	$32.93	(5.30	)%(d)	$865,109	1.32%		1.32%		0.43%		0.43%		55.06%
October 31, 2015	$38.58	0.05	(0.01)	0.04	(0.12)	(2.71)	—	(2.83)	$35.79	0.19%		$1,331,912	1.35%		1.35%		0.12%		0.12%		32.23%

First Eagle Fund of America Class C
October 31, 2019	$24.09	(0.12)	1.01	0.89	—	(5.61)	—	(5.61)	$19.37	6.77%		$115,146	2.12%		2.10%		(0.61)%		(0.60)%		26.42%
October 31, 2018	$31.08	(0.14)	(3.27)	(3.41)	—	(3.58)	—	(3.58)	$24.09	(12.48)%		$244,240	2.06%		2.06%		(0.51)%		(0.51)%		60.29%
October 31, 2017	$27.32	(0.23)	6.06	5.83	—	(2.07)	—	(2.07)	$31.08	22.61%		$401,699	2.06%		2.06%		(0.81)%		(0.81)%		57.02%
October 31, 2016	$30.07	(0.10)	(1.65)	(1.75)	—	(1.00)	—	(1.00)	$27.32	(5.99	)%(d)	$509,568	2.08%		2.08%		(0.35)%		(0.35)%		55.06%
October 31, 2015	$32.98	(0.20)	(0.00)**	(0.20)	—	(2.71)	—	(2.71)	$30.07	(0.55)%		$742,365	2.10%		2.10%		(0.63)%		(0.63)%		32.23%

First Eagle Fund of America Class I
October 31, 2019	$31.46	0.13	1.56	1.69	—	(5.61)	—	(5.61)	$27.54	7.88%		$384,510	1.05%		1.03%		0.45%		0.46%		26.42%
October 31, 2018	$39.15	0.21	(4.30)	(4.09)	(0.02)	(3.58)	—	(3.60)	$31.46	(11.53)%		$612,845	1.02%		1.02%		0.58%		0.58%		60.29%
October 31, 2017	$33.72	0.08	7.59	7.67	(0.17)	(2.07)	—	(2.24)	$39.15	23.91%		$829,414	1.01%		1.01%		0.22%		0.22%		57.02%
October 31, 2016	$36.62	0.24	(2.04)	(1.80)	(0.10)	(1.00)	—	(1.10)	$33.72	(5.01	)%(d)	$808,426	1.03%		1.03%		0.71%		0.71%		55.06%
October 31, 2015	$39.39	0.16	(0.00)**	0.16	(0.22)	(2.71)	—	(2.93)	$36.62	0.48%		$1,167,750	1.05%		1.05%		0.41%		0.41%		32.23%

124First Eagle Funds | Prospectus | March 1, 2020	First Eagle Funds | Prospectus | March 1, 2020125

First Eagle Funds

Financial Highlights

	Per share operating performance*												Ratio/Supplemental data

		Investment operations			Less dividends and distributions								Ratios to Average Net Assets of:

Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate

First Eagle Fund of America Class Y
October 31, 2019	$31.31	0.04	1.56	1.60	—	(5.61)	—	(5.61)	$27.30	7.62%		$247,674	1.35%		1.33%		0.13%		0.15%		26.42%
October 31, 2018	$39.07	0.09	(4.27)	(4.18)	—	(3.58)	—	(3.58)	$31.31	(11.85)%		$280,977	1.33%		1.33%		0.26%		0.26%		60.29%
October 31, 2017	$33.67	(0.03)	7.58	7.55	(0.08)	(2.07)	—	(2.15)	$39.07	23.54%		$397,293	1.31%		1.31%		(0.09)%		(0.09)%		57.02%
October 31, 2016	$36.56	0.14	(2.03)	(1.89)	(0.00)**	(1.00)	—	(1.00)	$33.67	(5.28	)%(d)	$385,995	1.33%		1.33%		0.40%		0.40%		55.06%
October 31, 2015	$39.35	0.05	(0.02)	0.03	(0.11)	(2.71)	—	(2.82)	$36.56	0.18%		$495,822	1.36%		1.36%		0.12%		0.12%		32.23%

First Eagle Fund of America Class R3
For The Year Ended October 31, 2019	$31.40	0.02	1.56	1.58	—	(5.61)	—	(5.61)	$27.37	7.48%		$48	1.44%		1.42%		0.04%		0.06%		26.42%
For The Period 5/01/18^- 10/31/18	$35.19	0.14	(3.93)	(3.79)	—	—	—	—	$31.40	(10.74	)%(b)	$45	1.38	%(c)	1.38	%(c)	0.79	%(c)	0.79	%(c)	60.29	%(b)

First Eagle Fund of America Class R4
For The Period 7/29/19^^^- 10/31/19	$28.16	(0.02)	(0.62)	(0.64)	—	—	—	—	$27.52	(2.27	)%(b)	$10	1.66	%(c)	1.62	%(c)	(0.25	)%(c)	(0.22	)%(c)	26.42	%(b)

First Eagle Fund of America Class R5
For The Period 7/29/19^^^- 10/31/19	$28.16	(0.01)	(0.62)	(0.63)	—	—	—	—	$27.53	(2.24	)%(b)	$10	1.55	%(c)	1.51	%(c)	(0.14	)%(c)	(0.10	)%(c)	26.42	%(b)

First Eagle Fund of America Class R6
October 31, 2019	$31.46	0.09	1.63	1.72	—	(5.61)	—	(5.61)	$27.57	8.00%		$2,656	1.00%		0.99%		0.32%		0.32%		26.42%
October 31, 2018	$39.15	0.65	(4.73)	(4.08)	(0.03)	(3.58)	—	(3.61)	$31.46	(11.53)%		$4,362	0.98%		0.98%		1.85%		1.86%		60.29%
For The Period 3/01/17^^^^- 10/31/17	$35.44	0.02	3.69	3.71	—	—	—	—	$39.15	10.47	%(b)	$397	1.00	%(c)	1.00	%(c)	0.09	%(c)	0.09	%(c)	57.02	%(b)

^	Commenced investment operations on May 1, 2018.
^^	Commenced investment operations on January 17, 2018.
^^^	Commenced investment operations on July 29, 2019.
^^^^	Commenced investment operations on March 1, 2017.
^^^^^	Commenced investment operations on March 11, 2019

*	Per share amounts have been calculated using the average shares method.
**	Amount represents less than $0.01 per share.

(a)

Does not take into account the sales charge of 5.00% for Class A shares for all Funds, except First Eagle High Income Fund, which has a sales charge of 4.50% and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge. Effective July 8, 2019, with respect to the First Eagle Global Income Builder Fund and the First Eagle High Income Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

(b)	Not Annualized
(c)	Annualized
(d)

In 2016, the Fund received a voluntary reimbursement by the subadviser for a realized investment loss. By excluding this reimbursement, total returns would have been -5.30%, -6.02%, -5.01% and -5.31% for Class A, Class C, Class I and Class Y, respectively.

See Notes to Financial Statements.

126First Eagle Funds | Prospectus | March 1, 2020	First Eagle Funds | Prospectus | March 1, 2020127

APPENDIX
Intermediary-Specific Front-End Sales Load and Waiver Terms

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from a Fund (typically meaning through FEF Distributors as a Fund’s principal underwriter) or through an authorized dealer or other financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares through another intermediary to receive these waivers or discounts.

* * * * *

Class A Shares Front-end Sales Charge Waivers Available at Ameriprise Financial

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).
•

Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
•	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
•

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

* * * * *

Shareholders purchasing Fund shares through a Merrill Lynch platform or account

Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

•	Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents).

•	Shares purchased through a Merrill Lynch affiliated investment advisory program.

•

Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform.
•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family.)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members.
•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the this prospectus.

•

Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

CDSC Waivers on Class A and Class C Shares available at Merrill Lynch

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.
•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.
•	Shares acquired through a right of reinstatement.

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only).
•

Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus.

•

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

* * * * *

Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account

Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Funds’ Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.
•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
•	Shares purchased through a Morgan Stanley self-directed brokerage account.
•

Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

* * * * *

Shareholders Purchasing Fund shares through a Raymond James & Associates, Inc. platform or account

Shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI. As used here, “Raymond James” refers to Raymond James & Associates, Inc., Raymond James Financial Services and Raymond James affiliates.

Front-end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A and C Shares available at Raymond James

•	Death or disability of the shareholder.
•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
•	Return of excess contributions from an IRA Account.

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation

•	Breakpoints as described in this prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

* * * * *

Edward D. Jones & Co. Mutual Fund Policies — Sales Waivers and Reductions in Sales Charges

Effective on or after May 1, 2020, clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from breakpoints and waivers described elsewhere in the mutual fund prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of First Eagle Funds or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of such circumstance.

Breakpoints

Rights of Accumulation (ROA)

•

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any money market funds and retirement plan share classes) of First Eagle Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). This includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the rights of accumulation calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation.

•	ROA is determined by calculating the higher of cost or market value (current shares x NAV).

Letter of Intent (LOI)

•

Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

•

Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing.

•	Shares purchased in an Edward Jones fee-based program.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
•

Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

•

Shares exchanged into class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

•	Exchanges from class C shares to class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge (CDSC) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•	The death or disability of the shareholder
•	Systematic withdrawals with up to 10% per year of the account value
•	Return of excess contributions from an Individual Retirement Account (IRA)
•

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

•	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones
•	Shares exchanged in an Edward Jones fee-based program
•	Shares acquired through NAV reinstatement

Other Important Information

Minimum Purchase Amounts

•	$250 initial purchase minimum
•	$50 subsequent purchase minimum

Minimum Balances

•	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
•	A fee-based account held on an Edward Jones platform
•	A 529 account held on an Edward Jones platform
•	An account with an active systematic investment plan or letter of intent (LOI)

Changing Share Classes

•	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares.

* * * * *

Front-end sales charge* waivers on Class A shares available at Janney Montgomery Scott LLC (“Janney”)

Effective May 1, 2020, if you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Shares acquired through a right of reinstatement.
•	Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and C shares available at Janney

•	Shares sold upon the death or disability of the shareholder.
•	Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
•	Shares purchased in connection with a return of excess contributions from an IRA account.
•	Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70 1/2 as described in the fund’s Prospectus.
•	Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
•	Shares acquired through a right of reinstatement.
•	Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

•	Breakpoints as described in the fund’s Prospectus.
•

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
•

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*Also referred to as an “initial sales charge.”

* * * * *

Class A Sales Charge Waivers Available Only Through Specified Intermediaries (Certain Self-Directed Brokerage Programs)

As described in the prospectus, Class A shares may be purchased at net asset value without a sales charge through a financial intermediary that has entered into an agreement with the Distributor to offer the Fund’s shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers. As of the date of this Appendix, the following intermediaries have entered into such an agreement:

•	Charles Schwab & Co, Inc.
•	JP Morgan Securities, Inc.
•	Morgan Stanley Smith Barney LLC
•	Merrill Lynch, Pierce, Fenner & Smith Inc.

Useful Shareholder Information

How to Obtain Our Shareholder Reports

You will be sent copies of the Funds’ annual and semi-annual reports on a regular basis, once you become a shareholder. Semi-annual and annual reports are also available upon request without charge by contacting First Eagle Funds. The annual reports discuss the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year. The annual reports also contain audited financial statements by the First Eagle Funds’ independent accountants.

How to Obtain Our Statement of Additional Information

The Statement of Additional Information is incorporated by reference in this Prospectus and includes additional information about the Funds. The SAI is available to you without charge. To obtain a copy, please contact us via mail or phone, or visit the website (www.feim.com/individual-investors). In addition, you may visit the Securities and Exchange Commission’s (“SEC’s”) website (www.sec.gov) to view the SAI and other information. Also, you can obtain copies of the SAI, after paying a duplicating fee, by e-mailing: publicinfo@sec.gov.

Distributor FEF Distributors, LLC 1345 Avenue of the Americas New York, NY 10105	Investment Adviser First Eagle Investment Management, LLC 1345 Avenue of the Americas New York, NY 10105

How to Reach First Eagle Funds
Send all shareholder inquiries and requests for other information or transactions to:
First Eagle Funds
P.O. Box 219324
Kansas City, MO 64121-9324
You may contact us by telephone at 800.334.2143

Investment Company Act File Number: 811-07762

First Eagle Investment Management, LLC 1345 Avenue of the Americas, New York, NY 10105-0048 800.334.2143 www.feim.com/individual-investors

Prospectus	March 1, 2020

First Eagle Global Fund		First Eagle Global Income Builder Fund
Class T	FEGTX	Class T	FEITX

First Eagle Overseas Fund		First Eagle High Income Fund (formerly named First Eagle High Yield Fund)
Class T	FEOTX	Class T	FEHTX

First Eagle U.S. Value Fund		First Eagle Fund of America
Class T	FEVTX	Class T	FEFTX

First Eagle Gold Fund
Class T	FEUTX

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.feim.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly or, if you are a direct investor, by calling 800.334.2143 or by visiting www.Fundreports.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with a Fund, you can call 800.334.2143 or visit www.Fundreports.com. Your election to receive reports in paper will apply to all funds held with First Eagle or your financial intermediary.

Advised by First Eagle Investment Management, LLC

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Thank you for your interest in First Eagle Funds (the “Trust” or “Funds”), managed by First Eagle Investment Management, LLC (“FEIM” or the “Adviser”). The Trust consists of seven portfolios: First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund (formerly named First Eagle High Yield Fund) and First Eagle Fund of America. This prospectus describes Fund shares designated as Class T. Other classes of shares are available by separate prospectus.

Useful Shareholder Information	Back Cover

First Eagle Global Fund

Summary Information

Investment Objective

First Eagle Global Fund (“Global Fund”) seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world.

Fees and Expenses of the Global Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the Global Fund.

You may qualify for sales charge discounts if you invest at least $250,000 in the Global Fund. Information about these discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class T Shares sections on pages 73 and 78, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Class T
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	2.50

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees	0.75

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses*	0.11
Total Annual Operating Expenses (%)	1.11

*	“Other Expenses” shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2019.

Example

The following example is intended to help you compare the cost of investing in the Global Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The

4First Eagle Funds | Prospectus | March 1, 2020

Global Fund

example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower.

Share Status	1 Year	3 Years	5 Years	10 Years
Class T
Sold or Held	$360	$594	$846	$1,568

Portfolio Turnover Rate

The Global Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.26% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective of long-term capital growth, the Global Fund will normally invest primarily in common stocks (and securities convertible into common stocks) of U.S. and foreign companies.

Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may also invest in fixed-income instruments (without regard to credit rating or time to maturity), short-term debt instruments, gold and other precious metals, and futures contracts related to precious metals. Under normal circumstances, the Fund anticipates it will allocate a substantial amount of its assets to foreign investments. That generally means that approximately 40% or more of the Fund’s net assets (plus any borrowings for investment purposes) will be allocated to foreign investments (unless market conditions are not deemed favorable by the Fund, in which case the Fund expects to invest at least 30% of its net assets (plus any borrowings for investment purposes) in foreign investments). For purposes of these 40% and 30% of assets allocations, the Fund “counts” relevant derivative positions on foreign investments, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price).

The investment philosophy and strategy of the Global Fund can be broadly characterized as a “value” approach, as it seeks a “margin of safety” in each

First Eagle Funds | Prospectus | March 1, 20205

Summary Information about the Global Fund

investment purchase with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. See also Defensive Investment Strategies.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts).

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in the Global Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Principal risks of investing in the Global Fund, which could adversely affect its net asset value and total return, are:

•

Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

•

Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations. The risks may be more pronounced with respect to investments in emerging markets.

•

Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

6First Eagle Funds | Prospectus | March 1, 2020

Global Fund

•

Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes in U.S. and foreign regulatory policies, taxes, currencies, mining laws, inflation, and various other market conditions. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

•

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The Fund may invest in debt instruments that are below investment grade, commonly known as junk bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

•

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. To date, derivatives have been used mainly under a hedging program intended to reduce the impact of foreign exchange rate changes on the Fund’s value.

•

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

•

Value Investment Strategy Risk — An investment made at a perceived “margin of safety” or “discount to intrinsic or fundamental value” can trade at prices substantially lower than when an investment is made, so that any perceived “margin of safety” or “discount to value” is no guarantee against loss. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. In such an event, the Fund’s investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies.

First Eagle Funds | Prospectus | March 1, 20207

Summary Information about the Global Fund

•

Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as expected and could adversely affect the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the Global Fund, please see the More Information about the Funds’ Investments section.

Investment Results

The following information provides an indication of the risks of investing in the Global Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.feim.com/individual-investors/fund/global-fund or by calling 800.334.2143.

8First Eagle Funds | Prospectus | March 1, 2020

Global Fund

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.

Calendar Year Total Returns—Class A

Best Quarter*		Worst Quarter*
First Quarter 2019	9.88%	Third Quarter 2011	-9.95%

*	For the period presented in the bar chart above.

The bar chart above and table below disclose returns only for Class A shares (which are not offered by this prospectus).

While no information is shown for the Class T shares (because they have no or partial performance as of December 31, 2019), annual returns for Class T shares would have been substantially similar to those shown here. Class T shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class T shares do not have the same expenses.

First Eagle Funds | Prospectus | March 1, 20209

Summary Information about the Global Fund

Average Annual Total Returns as of December 31, 2019

	1 Year	5 Years	10 Years
First Eagle Global Fund
Class A Shares
Return Before Taxes	14.16%	5.38%	7.38%

Return After Taxes on Distributions	12.50%	4.29%	6.45%

Return After Taxes on Distributions and Sales of Fund Shares	9.15%	4.05%	5.86%
MSCI World Index (reflects no deduction for fees or expenses, but reflects net of taxes)	27.67%	8.74%	9.47%

Our Management Team

First Eagle Investment Management, LLC serves as the Global Fund’s Adviser.

Matthew McLennan and Kimball Brooker, Jr. have served as the Fund’s Portfolio Managers since September 2008 and February 2011, respectively.

How to Purchase and Redeem Shares

Class T shares are available when purchased and held through your broker-dealer or other financial intermediary in an omnibus account (generally meaning the intermediary holds your shares in the dealer’s “street name”) and also may be available through the Fund’s transfer agent, DST Systems, Inc. The minimum initial investment amount is generally $2,500 ($1,000 for individual retirement accounts). See the About Your Investment—How to Purchase Shares section for more information.

You may purchase Fund shares on any business day at their public offering price next computed after proper receipt of the order. You may redeem Fund shares on any business day at their net asset value next computed after proper receipt of the order. Transaction orders may be submitted via telephone, through your authorized dealer or through the Fund’s transfer agent, DST Systems, Inc. Shares held in the dealer’s “street name” must be redeemed through the dealer. Class T shares are not yet available for sale to the general public. See the Once You Become a Shareholder section for more information.

10First Eagle Funds | Prospectus | March 1, 2020

First Eagle Overseas Fund

Summary Information

Investment Objective

First Eagle Overseas Fund (“Overseas Fund”) seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations.

Fees and Expenses of the Overseas Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the Overseas Fund.

You may qualify for sales charge discounts if you invest at least $250,000 in the Overseas Fund. Information about these discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class T Shares sections on pages 73 and 78, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Class T
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	2.50

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees	0.75

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses*	0.15
Total Annual Operating Expenses (%)	1.15

*	“Other Expenses” shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2019.
First Eagle Funds | Prospectus | March 1, 202011

Summary Information about the Overseas Fund

Example

The following example is intended to help you compare the cost of investing in the Overseas Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower.

Share Status	1 Year	3 Years	5 Years	10 Years
Class T
Sold or Held	$364	$606	$867	$1,613

Portfolio Turnover Rate

The Overseas Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.99% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective of long-term capital growth, the Overseas Fund will invest primarily in equity securities of non-U.S. companies the majority of which are traded in mature markets (for example, Japan, Germany and France) and may invest in countries whose economies are still developing (sometimes called “emerging markets”). The Fund particularly seeks companies that have financial strength and stability, strong management and fundamental value. Normally, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities and “counts” relevant derivative positions towards this “80% of assets” allocation, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price). The Fund also may invest up to 20% of its total assets in debt instruments. The Fund may invest in debt securities generally without regard to their credit rating or time to maturity. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may invest in fixed-income instruments, short-term

12First Eagle Funds | Prospectus | March 1, 2020

Overseas Fund

debt instruments, gold and other precious metals, and futures contracts related to precious metals.

The investment philosophy and strategy of the Overseas Fund can be broadly characterized as a “value” approach, as it seeks a “margin of safety” in each investment purchase with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. See also Defensive Investment Strategies.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts).

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in the Overseas Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Principal risks of investing in the Overseas Fund, which could adversely affect its net asset value and total return, are:

•

Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

•

Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

•	Emerging Market Risk — When the Fund invests in emerging market securities (generally meaning those associated with less developed markets), the Fund may be
First Eagle Funds | Prospectus | March 1, 202013

Summary Information about the Overseas Fund

exposed to market, credit, currency, liquidity, legal, political, technical and other risks different from, and generally greater than, the risks of investing in developed markets. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•

Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

•

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The Fund may invest in debt instruments that are below investment grade, commonly known as junk bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

•

Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes in U.S. and foreign regulatory policies, taxes, currencies, mining laws, inflation, and various other market conditions. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

•

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. To date, derivatives have been used mainly

14First Eagle Funds | Prospectus | March 1, 2020

Overseas Fund

under a hedging program intended to reduce the impact of foreign exchange rate changes on the Fund’s value.
•

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

•

Value Investment Strategy Risk — An investment made at a perceived “margin of safety” or “discount to intrinsic or fundamental value” can trade at prices substantially lower than when an investment is made, so that any perceived “margin of safety” or “discount to value” is no guarantee against loss. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. In such an event, the Fund’s investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies.

•

Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as expected and could adversely affect the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the Overseas Fund, please see the More Information about the Funds’ Investments section.

Investment Results

The following information provides an indication of the risks of investing in the Overseas Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant

First Eagle Funds | Prospectus | March 1, 202015

Summary Information about the Overseas Fund

to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.feim.com/individual-investors/fund/overseas-fund or by calling 800.334.2143.

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Calendar Year Total Returns—Class A

Best Quarter*		Worst Quarter*
Third Quarter 2010	9.38%	Third Quarter 2011	-10.29%

*	For the period presented in the bar chart above.

The bar chart above and table below disclose returns only for Class A shares (which are not offered by this prospectus).

While no information is shown for the Class T shares (because they have no or partial performance as of December 31, 2019), annual returns for Class T shares would have been substantially similar to those shown here. Class T shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class T shares do not have the same expenses.

16First Eagle Funds | Prospectus | March 1, 2020

Overseas Fund

Average Annual Total Returns as of December 31, 2019

	1 Year	5 Years	10 Years
First Eagle Overseas Fund
Class A Shares
Return Before Taxes	11.73%	4.30%	5.76%

Return After Taxes on Distributions	9.95%	3.51%	4.88%

Return After Taxes on Distributions and Sales of Fund Shares	7.56%	3.30%	4.56%
MSCI EAFE Index (reflects no deduction for fees or expenses, but reflects net of taxes)	22.01%	5.67%	5.50%

Our Management Team

First Eagle Investment Management, LLC serves as the Overseas Fund’s Adviser.

Matthew McLennan and Kimball Brooker, Jr. have served as the Fund’s Portfolio Managers since September 2008 and March 2010, respectively.

How to Purchase and Redeem Shares

Class T shares are available when purchased and held through your broker-dealer or other financial intermediary in an omnibus account (generally meaning the intermediary holds your shares in the dealer’s “street name”) and also may be available through the Fund’s transfer agent, DST Systems, Inc. The minimum initial investment amount is generally $2,500 ($1,000 for individual retirement accounts). See the About Your Investment—How to Purchase Shares section for more information.

You may purchase Fund shares on any business day at their public offering price next computed after proper receipt of the order. You may redeem Fund shares on any business day at their net asset value next computed after proper receipt of the order. Transaction orders may be submitted via telephone, through your authorized dealer or through the Fund’s transfer agent, DST Systems, Inc. Shares held in the dealer’s “street name” must be redeemed through the dealer. Class T shares are not yet available for sale to the general public. See the Once You Become a Shareholder section for more information.

First Eagle Funds | Prospectus | March 1, 202017

First Eagle U.S. Value Fund

Summary Information

Investment Objective

First Eagle U.S. Value Fund (“U.S. Value Fund”) seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities.

Fees and Expenses of the U.S. Value Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the U.S. Value Fund.

You may qualify for sales charge discounts if you invest at least $250,000 in the U.S. Value Fund. Information about these discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class T Shares sections on pages 73 and 78, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Class T
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	2.50

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees**	0.75

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses*	0.16
Total Annual Operating Expenses (%)	1.16
Fee Waiver**	-0.05
Total Annual Operating Expenses After Fee Waiver (%)	1.11

*	“Other Expenses” shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2019.
**

The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund’s net assets for the period through February 28, 2021. This agreement may not be terminated during its term without the consent of the Board of Trustees. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.75% to 0.70%.

18First Eagle Funds | Prospectus | March 1, 2020

U.S. Value Fund

Example

The following example is intended to help you compare the cost of investing in the U.S. Value Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same (except that the management fee waiver is taken into account only for the one-year expense example). Please keep in mind your actual costs may be higher or lower.

Share Status	1 Year	3 Years	5 Years	10 Years
Class T
Sold or Held	$360	$604	$868	$1,619

Portfolio Turnover Rate

The U.S. Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.65% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective of long-term capital growth, the U.S. Value Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt instruments and may invest to a lesser extent in securities of non-U.S. issuers. In particular, the Fund seeks companies exhibiting financial strength and stability, strong management and fundamental value. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The debt instruments in which the Fund may invest include fixed-income securities without regard to credit rating or time to maturity and short-term debt instruments. The Fund may also invest in gold and other precious metals, and futures contracts related to precious metals. The Fund “counts” relevant derivative positions towards its “80% of assets”

First Eagle Funds | Prospectus | March 1, 202019

Summary Information about the U.S. Value Fund

allocation, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price).

The investment philosophy and strategy of the U.S. Value Fund can be broadly characterized as a “value” approach, as it seeks a “margin of safety” in each investment purchase with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. See also Defensive Investment Strategies.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts).

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in the U.S. Value Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Principal risks of investing in the U.S. Value Fund, which could adversely affect its net asset value and total return, are:

•

Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

•

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The Fund may invest in debt instruments that are below investment grade, commonly known as junk bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. An increase in interest rates tends to reduce the market value of debt

20First Eagle Funds | Prospectus | March 1, 2020

U.S. Value Fund

instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.
•

Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

•

Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes in U.S. and foreign regulatory policies, taxes, currencies, mining laws, inflation, and various other market conditions. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

•

Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

•

Value Investment Strategy Risk — An investment made at a perceived “margin of safety” or “discount to intrinsic or fundamental value” can trade at prices substantially lower than when an investment is made, so that any perceived “margin of safety” or “discount to value” is no guarantee against loss. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. In such an event, the Fund’s investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies.

•

Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman

First Eagle Funds | Prospectus | March 1, 202021

Summary Information about the U.S. Value Fund

Islands could result in the inability of the Fund and/or the Subsidiary to operate as expected and could adversely affect the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the U.S. Value Fund, please see the More Information about the Funds’ Investments section.

Investment Results

The following information provides an indication of the risks of investing in the U.S. Value Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.feim.com/individual-investors/fund/us-value-fund or by calling 800.334.2143.

22First Eagle Funds | Prospectus | March 1, 2020

U.S. Value Fund

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Calendar Year Total Returns—Class A

Best Quarter*		Worst Quarter*
First Quarter 2019	10.46%	Third Quarter 2011	-9.03%

*	For the period presented in the bar chart above.

The bar chart above and table below disclose returns only for Class A shares (which are not offered by this prospectus).

While no information is shown for the Class T shares (because they have no or partial performance as of December 31, 2019), annual returns for Class T shares would have been substantially similar to those shown here. Class T shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class T shares do not have the same expenses.

First Eagle Funds | Prospectus | March 1, 202023

Summary Information about the U.S. Value Fund

Average Annual Total Returns as of December 31, 2019

	1 Year	5 Years	10 Years
First Eagle U.S. Value Fund
Class A Shares
Return Before Taxes	13.40%	5.55%	8.08%

Return After Taxes on Distributions	11.12%	3.40%	6.56%

Return After Taxes on Distributions and Sales of Fund Shares	9.27%	4.07%	6.37%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%

Our Management Team

First Eagle Investment Management, LLC serves as the U.S. Value Fund’s Adviser.

Matthew McLennan, Kimball Brooker, Jr. and Matthew Lamphier have served as the Fund’s Portfolio Managers since January 2009, March 2010 and March 2014, respectively.

How to Purchase and Redeem Shares

Class T shares are available when purchased and held through your broker-dealer or other financial intermediary in an omnibus account (generally meaning the intermediary holds your shares in the dealer’s “street name”) and also may be available through the Fund’s transfer agent, DST Systems, Inc. The minimum initial investment amount is generally $2,500 ($1,000 for individual retirement accounts). See the About Your Investment—How to Purchase Shares section for more information.

You may purchase Fund shares on any business day at their public offering price next computed after proper receipt of the order. You may redeem Fund shares on any business day at their net asset value next computed after proper receipt of the order. Transaction orders may be submitted via telephone, through your authorized dealer or through the Fund’s transfer agent, DST Systems, Inc. Shares held in the dealer’s “street name” must be redeemed through the dealer. Class T shares are not yet available for sale to the general public. See the Once You Become a Shareholder section for more information.

24First Eagle Funds | Prospectus | March 1, 2020

First Eagle Gold Fund

Summary Information

Investment Objective

First Eagle Gold Fund (“Gold Fund”) seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio.

Fees and Expenses of the Gold Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the Gold Fund.

You may qualify for sales charge discounts if you invest at least $250,000 in the Gold Fund. Information about these discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class T Shares sections on pages 73 and 78, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Class T
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	2.50

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	None

Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	2.00
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees	0.75

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses*	0.29
Total Annual Operating Expenses (%)	1.29

*	“Other Expenses” shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2019.

Example

The following example is intended to help you compare the cost of investing in the Gold Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and

First Eagle Funds | Prospectus | March 1, 202025

Summary Information about the Gold Fund

then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower.

Share Status	1 Year	3 Years	5 Years	10 Years
Class T
Sold or Held	$378	$649	$940	$1,768

Portfolio Turnover Rate

The Gold Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.01% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective of providing investors the opportunity to participate in the investment characteristics of gold, the Gold Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in gold and/or securities (which may include both equity and, to a limited extent, debt instruments) directly related to gold or issuers principally engaged in the gold industry, including securities of gold mining finance companies as well as operating companies with long-, medium- or short-life mines. Up to 20% of the Fund’s assets may be invested in equity and, to a limited extent, debt instruments unrelated to gold or the gold industry. The Fund may invest up to 20% of its total assets in debt securities. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may also invest in fixed-income instruments (without regard to credit rating or time to maturity), short-term debt instruments, other precious metals, and futures contracts related to precious metals. The Fund “counts” relevant derivative positions towards its “80% of assets” allocation, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price).

An investment in the Gold Fund is not intended to be a complete investment program. However, many investors believe that, historically, a limited exposure to

26First Eagle Funds | Prospectus | March 1, 2020

Gold Fund

investments in gold or gold-related instruments may provide some offset against the market impact of political and economic disruptions, as well as relieve inflationary or deflationary pressures.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts). The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodities and related instruments, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to any investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Compliance with the Fund’s investment restrictions generally will be measured on an aggregate basis in respect of the Fund’s and the Subsidiary’s portfolios. The Subsidiary will comply with the 1940 Act provisions governing affiliate transactions and custody of assets. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in the Gold Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Principal risks of investing in the Gold Fund, which could adversely affect its net asset value and total return, are:

•

Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

•

Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes in U.S. and foreign regulatory policies, taxes, currencies, mining laws,

First Eagle Funds | Prospectus | March 1, 202027

Summary Information about the Gold Fund

inflation, and various other market conditions. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

•

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. To date, derivatives have been used mainly under a hedging program intended to reduce the impact of foreign exchange rate changes on the Fund’s value.

•

Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations. These risks may be more pronounced with respect to investments in emerging markets. Because of the Gold Fund’s policy of investing primarily in gold, securities directly related to gold and/or of companies engaged in the gold industry, a substantial part of the Gold Fund’s assets will generally be invested in securities of companies domiciled or operating in one or more foreign countries, including emerging markets.

•

Diversification Risk — The Fund is a non-diversified mutual fund, and as a result, an investment in the Fund may expose your money to greater risks than if you invest in a diversified fund. The Fund may invest in a limited number of companies and industries, therefore gains or losses in a particular security may have a greater impact on their share price.

•

Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

•

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The Fund may invest in debt instruments that are below investment grade, commonly known as junk bonds, which are considered speculative, and carry a higher risk of default. In

28First Eagle Funds | Prospectus | March 1, 2020

Gold Fund

addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer- duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

•

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

•

Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as expected and could adversely affect the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the Gold Fund, please see the More Information about the Funds’ Investments section.

Investment Results

The following information provides an indication of the risks of investing in the Gold Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.feim.com/individual-investors/fund/gold-fund or by calling 800.334.2143.

First Eagle Funds | Prospectus | March 1, 202029

Summary Information about the Gold Fund

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Calendar Year Total Returns—Class A

Best Quarter*		Worst Quarter*
First Quarter 2016	32.55%	Second Quarter 2013	-32.24%

*	For the period presented in the bar chart above.

The bar chart above and table below disclose returns only for Class A shares (which are not offered by this prospectus).

While no information is shown for the Class T shares (because they have no or partial performance as of December 31, 2019), annual returns for Class T shares would have been substantially similar to those shown here. Class T shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class T shares do not have the same expenses.

30First Eagle Funds | Prospectus | March 1, 2020

Gold Fund

Average Annual Total Returns as of December 31, 2019

	1 Year	5 Years	10 Years
First Eagle Gold Fund
Class A Shares
Return Before Taxes	31.58%	5.74%	-2.50%

Return After Taxes on Distributions	31.58%	5.74%	-2.69%

Return After Taxes on Distributions and Sales of Fund Shares	18.69%	4.49%	-1.72%
MSCI World Index (reflects no deduction for fees or expenses, but reflects net of taxes)	27.67%	8.74%	9.47%

FTSE Gold Mines Index (reflects no deduction for fees, expenses or taxes)	41.21%	11.38%	-4.60%

Our Management Team

First Eagle Investment Management, LLC serves as the Gold Fund’s Adviser.

Matthew McLennan and Thomas Kertsos have served as the Fund’s Portfolio Managers since March 2013 and March 2016, respectively.

How to Purchase and Redeem Shares

Class T shares are available when purchased and held through your broker-dealer or other financial intermediary in an omnibus account (generally meaning the intermediary holds your shares in the dealer’s “street name”) and also may be available through the Fund’s transfer agent, DST Systems, Inc. The minimum initial investment amount is generally $2,500 ($1,000 for individual retirement accounts). See the About Your Investment—How to Purchase Shares section for more information.

You may purchase Fund shares on any business day at their public offering price next computed after proper receipt of the order. You may redeem Fund shares on any business day at their net asset value next computed after proper receipt of the order. Transaction orders may be submitted via telephone, through your authorized dealer or through the Fund’s transfer agent, DST Systems, Inc. Shares held in the dealer’s “street name” must be redeemed through the dealer. Class T shares are not yet available for sale to the general public. See the Once You Become a Shareholder section for more information.

First Eagle Funds | Prospectus | March 1, 202031

First Eagle Global Income Builder Fund

Summary Information

Investment Objective

First Eagle Global Income Builder Fund (“Global Income Builder Fund”) seeks current income generation and long-term growth of capital.

Fees and Expenses of the Global Income Builder Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the Global Income Builder Fund.

You may qualify for sales charge discounts if you invest at least $250,000 in the Global Income Builder Fund. Information about these discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class T Shares sections on pages 73 and 78, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Class T
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	2.50

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees	0.75

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses*	0.18
Total Annual Operating Expenses (%)	1.18

*	“Other Expenses” shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2019.

Example

The following example is intended to help you compare the cost of investing in the Global Income Builder Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating

32First Eagle Funds | Prospectus | March 1, 2020

Global Income Builder Fund

expenses remain the same. Please keep in mind your actual costs may be higher or lower.

Share Status	1 Year	3 Years	5 Years	10 Years
Class T
Sold or Held	$367	$615	$883	$1,646

Portfolio Turnover Rate

There are transaction costs due to the bid/ask spread in the case of bonds or commissions in the case of stocks. The Global Income Builder Fund pays transaction costs when the Fund buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 25.54% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective of current income generation and long-term growth of capital, the Global Income Builder Fund will normally invest primarily in common stocks of U.S. and foreign companies that offer attractive dividend yields as well as a range of fixed income instruments, including high-yield, below investment grade instruments (commonly referred to as “junk bonds”), investment grade instruments and sovereign debt, from markets in the United States and multiple countries around the world.

Investment decisions for the Global Income Builder Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. Under normal circumstances, the Fund anticipates it will allocate a substantial amount of its assets to income-producing securities. That generally means that approximately 80% or more of the Fund’s net assets (plus any borrowings for investment purposes) will be allocated to such investments, which may include dividend paying equities, both high-yield (below investment grade) and investment grade debt, sovereign bonds, and various short-term debt instruments. The Fund may invest in securities with any maturity or investment rating, as well as unrated securities. The Fund may also invest (typically for hedging purposes) in derivative instruments such as options, futures

First Eagle Funds | Prospectus | March 1, 202033

Summary Information about the Global Income Builder Fund

contracts and options on futures contracts, credit default swaps, and swaps and options on indices.

Additionally, under normal circumstances, the Fund anticipates it will allocate a substantial amount of its assets to foreign investments. That generally means that approximately 40% or more of the Fund’s net assets (plus any borrowings for investment purposes) will be allocated to foreign investments (unless market conditions are not deemed favorable by the Fund, in which case the Fund expects to invest at least 30% of its net assets (plus any borrowings for investment purposes) in foreign investments). For purposes of these 80%, 40% and 30% of assets allocations, the Fund “counts” relevant derivative positions on investments, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price).

The investment philosophy and strategy of the Global Income Builder Fund can be broadly characterized as a “value” approach, as it seeks a “margin of safety” in each investment purchase with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). With respect to equity investments in particular, a discount to “intrinsic value” is sought even for what appear to be the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. Investments in debt instruments are made after careful scrutiny of the underlying creditworthiness of the issuer, taking into account such factors as cash flow generation, liquidation value and structural protections. The Global Income Builder Fund seeks to own debt instruments that offer an attractive “margin of safety” on principal repayment relative to the total expected return of the security.

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in the Global Income Builder Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

34First Eagle Funds | Prospectus | March 1, 2020

Global Income Builder Fund

Principal risks of investing in the Global Income Builder Fund, which could adversely affect its net asset value and total return, are:

•

Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

•

Foreign Investment Risk — The Fund will invest in foreign investments. Foreign investments can be susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

•

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

•

Prepayment Risk — Certain instruments, especially mortgage-backed securities, for example, are susceptible to the risk of prepayment by borrowers. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in other assets, which may lower returns. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The market for mortgage-backed and asset-backed instruments may be volatile and limited, which may make them difficult to buy or sell.

•	Changes in Debt Ratings Risk — If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return.
•

Defaulted Securities Risk — The Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Such

First Eagle Funds | Prospectus | March 1, 202035

Summary Information about the Global Income Builder Fund

investments involve a substantial degree of risk. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment, and/or may be required to accept payment over an extended period of time.

•

High Yield Risk — The Fund intends to invest in high yield instruments (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade instruments and may experience extreme price fluctuations. The securities of such companies may be considered speculative and the ability of such companies to pay their debts on schedule may be uncertain.

•

Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes in U.S. and foreign regulatory policies, taxes, currencies, mining laws, inflation, and various other market conditions. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

•

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. To date, derivatives have been used mainly under a hedging program that seeks to reduce the impact of foreign exchange rate changes on the Fund’s value. The Fund may at times also purchase derivatives as either a hedge or for investment purposes.

•

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

•

Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

36First Eagle Funds | Prospectus | March 1, 2020

Global Income Builder Fund

•

Bank Loan Risk — The Fund may invest in bank loans. These investments potentially expose the Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and the Fund may have difficulty selling them, especially in the case of leveraged loans, which can be difficult to value. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. At times, the Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors.

•

Real Estate Industry Risk — The Fund may invest in real estate investment trusts (“REITs”), which are subject to risks affecting the real estate industry generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

•

Value Investment Strategy Risk — An investment made at a perceived “margin of safety” or “discount to intrinsic or fundamental value” can trade at prices substantially lower than when an investment is made, so that any perceived “margin of safety” or “discount to value” is no guarantee against loss. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. In such an event, the Fund’s investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the Global Income Builder Fund, please see the More Information about the Funds’ Investments section.

Investment Results

The following information provides an indication of the risks of investing in the Global Income Builder Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. As with all

First Eagle Funds | Prospectus | March 1, 202037

Summary Information about the Global Income Builder Fund

mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.feim.com/individual-investors/fund/global-income-builder-fund or by calling 800.334.2143.

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Calendar Year Total Returns Class A

Best Quarter*		Worst Quarter*
First Quarter 2019	7.40%	Fourth Quarter 2018	-6.48%

*	For the period presented in the bar chart above.

The bar chart above and table below disclose returns only for Class A shares (which are not offered by this prospectus).

While no information is shown for the Class T shares (because they have no or partial performance as of December 31, 2019), annual returns for Class T shares would have been substantially similar to those shown here. Class T shares are

38First Eagle Funds | Prospectus | March 1, 2020

Global Income Builder Fund

invested in the same portfolio of securities and the annual returns would differ only to the extent that Class T shares do not have the same expenses.

Average Annual Total Returns as of December 31, 2019

	1 Year	5 Years	Since Inception (5/1/12)
First Eagle Global Income Builder Fund
Class A Shares
Return Before Taxes	8.95%	4.36%	5.35%

Return After Taxes on Distributions	7.97%	3.45%	4.32%

Return After Taxes on Distributions and Sales of Fund Shares	5.33%	3.04%	3.82%
60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses, but reflects net of taxes)	20.01%	6.63%	7.42%

MSCI World Index (reflects no deduction for fees or expenses, but reflects net of taxes)	27.67%	8.74%	10.24%

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	2.85%

Our Management Team

First Eagle Investment Management, LLC serves as the Adviser to the Global Income Builder Fund.

Kimball Brooker, Jr., Edward Meigs, Sean Slein and Julien Albertini are the Portfolio Managers for the Fund. Messrs. Meigs and Slein have been Portfolio Managers since the Fund’s inception on May 1, 2012, with Mr. Brooker joining as a Portfolio Manager in July 2016. Mr. Albertini joined as a Portfolio Manager in March 2019.

How to Purchase and Redeem Shares

Class T shares are available when purchased and held through your broker-dealer or other financial intermediary in an omnibus account (generally meaning the intermediary holds your shares in the dealer’s “street name”) and also may be available through the Fund’s transfer agent, DST Systems, Inc. The minimum initial investment amount is generally $2,500 ($1,000 for individual retirement accounts). See the About Your Investment—How to Purchase Shares section for more information.

You may purchase Fund shares on any business day at their public offering price next computed after proper receipt of the order. You may redeem Fund shares on any

First Eagle Funds | Prospectus | March 1, 202039

Summary Information about the Global Income Builder Fund

business day at their net asset value next computed after proper receipt of the order. Transaction orders may be submitted via telephone, through your authorized dealer or through the Fund’s transfer agent, DST Systems, Inc. Shares held in the dealer’s “street name” must be redeemed through the dealer. Class T shares are not yet available for sale to the general public. See the Once You Become a Shareholder section for more information.

40First Eagle Funds | Prospectus | March 1, 2020

First Eagle High Income Fund (formerly named First Eagle High Yield Fund)

Summary Information

Investment Objective

First Eagle High Income Fund (“High Income Fund”) seeks to provide investors with a high level of current income.

Fees and Expenses of the High Income Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the High Income Fund.

You may qualify for sales charge discounts if you invest at least $250,000 in the High Income Fund. Information about these discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class T Shares sections on pages 73 and 78, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Class T
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	2.50

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees*	0.70

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses**	0.39
Total Annual Operating Expenses (%)	1.34
Fee Waiver*	-0.10
Total Annual Operating Expenses After Fee Waiver (%)	1.24

*

The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.10% of the average daily value of the Fund’s net assets for the period through February 28, 2021. This agreement may not be terminated during its term without the consent of the Board of Trustees. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.70% to 0.60%.

**	“Other Expenses” shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2019.
First Eagle Funds | Prospectus | March 1, 202041

Summary Information about the High Income Fund

Example

The following example is intended to help you compare the cost of investing in the High Income Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same (except that the management fee waiver is taken into account only for the one-year expense example). Please keep in mind your actual costs may be higher or lower.

Share Status	1 Year	3 Years	5 Years	10 Years
Class T
Sold or Held	$373	$654	$956	$1,814

Portfolio Turnover Rate

There are transaction costs due to the bid/ask spread in the case of bonds or commissions in the case of stocks. The High Income Fund pays transaction costs, such as commissions, when the Fund buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 24.19% of the average value of its portfolio.

Principal Investment Strategies

To pursue its investment objective, the High Income Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield, below investment-grade securities (commonly referred to as “junk bonds”) and instruments. Such high yield instruments may include corporate bonds and loans, municipal bonds, and mortgage-backed and asset-backed securities. The Fund may invest in, and count for the purposes of this 80% allotment, unrated securities or other instruments deemed by the Fund’s Adviser to be below investment grade. The Fund “counts” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price).

The Fund may invest its assets in the securities of both U.S. and foreign issuers. The Fund may also invest (typically for hedging purposes) in derivative instruments such

42First Eagle Funds | Prospectus | March 1, 2020

High Income Fund

as options, futures contracts and options on futures contracts, credit default swaps, and swaps and options on indices.

The Fund may invest in securities with any investment rating or time to maturity.

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in the High Income Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Principal risks of investing in the High Income Fund, which could adversely affect its net asset value and total return, are:

•

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

•

High Yield Risk — The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) under normal market conditions in high yield instruments (commonly known as “high yield” or “junk” bonds) which may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade securities and may experience extreme price fluctuations. The securities of such companies may be considered speculative and the ability of such companies to pay their debts on schedule may be uncertain.

•

Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

•

Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments can be susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

First Eagle Funds | Prospectus | March 1, 202043

Summary Information about the High Income Fund

•

Convertible Security Risk — Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition, credit rating and changes in interest rates and other general economic, industry and market conditions.

•

Illiquid Investment Risk — Holding illiquid securities restricts or otherwise limits the ability for the Fund to freely dispose of its investments for specific periods of time. The Fund might not be able to sell illiquid securities at its desired price or time. Changes in the markets or in regulations governing the trading of illiquid instruments can cause rapid changes in the price or ability to sell an illiquid security. The market for lower-quality debt instruments, including junk bonds, is generally less liquid than the market for higher-quality debt instruments.

•

Prepayment Risk — Certain instruments, especially mortgage-backed securities, for example, are susceptible to the risk of prepayment by borrowers. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in other assets, which may lower returns. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The market for mortgage-backed and asset-backed instruments may be volatile and limited, which may make them difficult to buy or sell.

•

Bank Loan Risk — The Fund may invest in bank loans. These investments potentially expose the Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and the Fund may have difficulty selling them, especially in the case of leveraged loans, which can be difficult to value. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. At times, the Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors.

44First Eagle Funds | Prospectus | March 1, 2020

High Income Fund

•	Changes in Debt Ratings Risk — If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return.
•

Defaulted Securities Risk — The Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Such investments involve a substantial degree of risk. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment, and/or may be required to accept payment over an extended period of time.

•

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. The Fund may use derivatives in seeking to reduce the impact of foreign exchange rate changes on the Fund’s value. The Fund may at times also purchase derivatives linked to relevant market indices as either a hedge or for investment purposes.

•

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the High Income Fund, please see the More Information about the Funds’ Investments section.

Investment Results

The High Income Fund commenced operations in its present form on or about December 30, 2011 and is the successor to the Old Mutual High Yield Fund (the “Predecessor Fund”) pursuant to a reorganization on or about that same date. The Predecessor Fund had similar investment objectives and strategies as the Fund, but was managed by another investment adviser.

The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

First Eagle Funds | Prospectus | March 1, 202045

Summary Information about the High Income Fund

As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.feim.com/individual-investors/fund/high-income-fund or by calling 800.334.2143.

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.

Calendar Year Total Returns—Class I

Best Quarter*		Worst Quarter*
Second Quarter 2016	7.08%	Third Quarter 2011	-5.97%

*	For the period presented in the bar chart above.

The bar chart above and table below disclose returns only for Class I shares (which are not offered by this prospectus). Returns shown for Class I shares assume commencement of operations on November 19, 2007, which is the date of organization of the Predecessor Fund and includes the returns of the Predecessor Fund for periods prior to January 1, 2012.

46First Eagle Funds | Prospectus | March 1, 2020

High Income Fund

While no information is shown for the Class T shares (because they have no or partial performance as of December 31, 2019), annual returns for Class T shares would have been substantially similar to those shown here. Class T shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class T shares do not have the same expenses. Because the Class T share expenses are anticipated to be higher than Class I, Class T share performance would be lower.

Average Annual Total Returns as of December 31, 2019

	1 Year	5 Years	10 Years
First Eagle High Income Fund
Class I Shares
Return Before Taxes	8.93%	4.38%	6.25%

Return After Taxes on Distributions	6.85%	1.93%	3.17%

Return After Taxes on Distributions and Sales of Fund Shares	5.25%	2.21%	3.51%
Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)	14.32%	6.13%	7.57%

Our Management Team

First Eagle Investment Management, LLC serves as the Adviser to the High Income Fund.

Edward Meigs joined First Eagle Investment Management, LLC as a Portfolio Manager in 2011. Previously, Mr. Meigs served as a Portfolio Manager at Dwight Asset Management, LLC, where he managed the Predecessor Fund since its inception on November 19, 2007.

Sean Slein joined First Eagle Investment Management, LLC as Portfolio Manager in 2011. Previously, Mr. Slein served as a Portfolio Manager at Dwight Asset Management, LLC, where he managed the Predecessor Fund since its inception on November 19, 2007.

How to Purchase and Redeem Shares

Class T shares are available when purchased and held through your broker-dealer or other financial intermediary in an omnibus account (generally meaning the intermediary holds your shares in the dealer’s “street name”) and also may be available through the Fund’s transfer agent, DST Systems, Inc. The minimum initial investment amount is generally $2,500 ($1,000 for individual retirement accounts).

First Eagle Funds | Prospectus | March 1, 202047

Summary Information about the High Income Fund

See the About Your Investment—How to Purchase Shares section for more information.

You may purchase Fund shares on any business day at their public offering price next computed after proper receipt of the order. You may redeem Fund shares on any business day at their net asset value next computed after proper receipt of the order. Transaction orders may be submitted via telephone, through your authorized dealer or through the Fund’s transfer agent, DST Systems, Inc. Shares held in the dealer’s “street name” must be redeemed through the dealer. Class T shares are not yet available for sale to the general public. See the Once You Become a Shareholder section for more information.

48First Eagle Funds | Prospectus | March 1, 2020

First Eagle Fund of America

Summary Information

Investment Objective

First Eagle Fund of America (“Fund of America”) seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity securities.

Fees and Expenses of the Fund of America

The following information describes the fees and expenses you may pay if you buy and hold shares of Fund of America.

You may qualify for sales charge discounts if you invest at least $250,000 in Fund of America. Information about these discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class T Shares sections on pages 73 and 78, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Class T
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	2.50

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees**	0.90

Distribution and Service (12b-1) Fees	0.25

Other Expenses*	0.23
Total Annual Operating Expenses (%)	1.38
Fee Waiver**	-0.05
Total Annual Operating Expenses After Fee Waiver (%)	1.33

*	“Other Expenses” shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2019.
**

0.90% (waived to 0.85%) of the first $2.25 billion of the Fund’s average daily net assets, 0.85% of the next $2.75 billion of average daily net assets, and 0.80% of average daily net assets in excess of $5 billion. The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the first $2.25 billion of the Fund’s average daily net assets for the period through February 28, 2021. This agreement may not be terminated during its term without the consent of the Board of Trustees. The waiver has the effect of reducing the

First Eagle Funds | Prospectus | March 1, 202049

Summary Information about the Fund of America

management fee shown in the table for the term of the waiver from 0.90% to 0.85%. The other breakpoints in excess of $2.25 billion remain unchanged.

Example

The following example is intended to help you compare the cost of investing in Fund of America with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same (except that the management fee waiver is taken into account only for the one-year expense example). Please keep in mind your actual costs may be higher or lower.

Share Status	1 Year	3 Years	5 Years	10 Years
Class T
Sold or Held	$382	$671	$982	$1,862

Portfolio Turnover Rate

Fund of America pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, Fund of America’s portfolio turnover rate was 26.42% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective of capital appreciation, Fund of America will primarily invest in domestic stocks and, to a lesser extent, debt and foreign equity instruments. Normally, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) are invested in domestic equity and debt instruments. The Fund “counts” derivative positions on these instruments for purposes of this 80% allocation, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price). Equity securities include common stocks, preferred stocks, convertible securities and warrants. The Fund may also invest in repurchase agreements and derivatives.

50First Eagle Funds | Prospectus | March 1, 2020

Fund of America

Derivatives include investing in options, futures and swaps and related products. Specifically, the Fund may enter into interest rate, credit default, currency, equity, fixed income and index swaps and the purchase or sale of related caps, floors and collars.

In addition, the Fund may enter into options on securities and on stock indices to limit the Fund’s investment risk and augment its investment return. Further, the Fund may write “covered” call options on equity or debt securities and on stock indices in seeking to enhance investment return or to hedge against declines in the prices of portfolio securities or may write put options to hedge against increases in the prices of securities which it intends to purchase. The Fund also may write call options on broadly based stock and bond market indices if at the time of writing it holds a portfolio of stocks or bonds listed on such index. Finally, the Fund may utilize futures contracts and options on futures on securities exchanges or in the over-the-counter market.

The Fund may enter into certain types of repurchase agreements, primarily as a cash management strategy.

The investment philosophy and strategy of Fund of America can be broadly characterized as a bottom-up, event-driven approach to choose securities that the Fund believes are undervalued and should perform well. In a bottom-up approach, companies and securities are researched and chosen individually. In an event-driven approach, one looks for companies that appear to be undervalued in relation to their potential value in light of positive corporate changes. Signals of corporate change can be management changes, large share repurchases, potential acquisitions or mergers. If changes are successful, these companies should realize a rise in the stock price. Fund of America invests in the securities of companies that it believes are undervalued relative to their overall financial and managerial strength. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may invest in debt securities generally without regard to their credit rating or time to maturity. However, the Fund has no current intention of investing more than 5% of its net assets in high yield bonds.

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in Fund of America. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

First Eagle Funds | Prospectus | March 1, 202051

Summary Information about the Fund of America

Principal risks of investing in Fund of America, which could adversely affect its net asset value and total return, are:

•

Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which Fund of America invests, as well as economic, political, or social events in the United States or abroad.

•

Event-Driven Style Risk — The event-driven investment style carries the additional risk that the event anticipated occurs later than expected, does not occur at all, or does not have the desired effect on the market price of the securities.

•

Diversification Risk — The Fund is a non-diversified mutual fund, and as a result, an investment in Fund of America may expose your money to greater risks than if you invest in a diversified fund. Fund of America will invest in a limited number of companies and industries, therefore gains or losses in a particular security may have a greater impact on their share price.

•

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The Fund may invest in debt instruments that are below investment grade, commonly known as “high yield” or “junk” bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

•

Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

•

Repurchase Agreements Risk — The Fund may enter into certain types of repurchase agreements, primarily as a cash management strategy. If the seller fails to repurchase the security and the market value declines, the Fund may lose money.

52First Eagle Funds | Prospectus | March 1, 2020

Fund of America

•

Options Risk — The Fund may engage in various options transactions in which the Fund seeks to limit investment risk or increase investment returns by purchasing the right to buy or sell, or by selling the obligation to buy or sell, a security at a set price in the future. The Fund pays a premium when buying options and receives a premium when selling options. When trading options, the Fund may incur losses or forego otherwise realizable gains if market prices do not move as expected.

•

Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in Fund of America, please see the More Information about the Funds’ Investments section.

Investment Results

The following information provides an indication of the risks of investing in Fund of America by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.feim.com/individual-investors/fund/fund-america or by calling 800.334.2143.

First Eagle Funds | Prospectus | March 1, 202053

Summary Information about the Fund of America

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Calendar Year Total Returns—Class Y

Best Quarter*		Worst Quarter*
First Quarter 2019	18.66%	Fourth Quarter 2018	-21.67%

*	For the period presented in the bar chart above.

The bar chart above and table below disclose returns only for Class Y shares (which are not offered by this prospectus).

While no information is shown for the Class T shares (because they have no or partial performance as of December 31, 2019), annual returns for Class T shares would have been substantially similar to those shown here. Class T shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class T shares do not have the same expenses.

54First Eagle Funds | Prospectus | March 1, 2020

Fund of America

Average Annual Total Returns as of December 31, 2019

	1 Year	5 Years	10 Years
First Eagle Fund of America
Class Y Shares
Return Before Taxes	28.39%	2.39%	9.00%

Return After Taxes on Distributions	28.08%	0.52%	7.59%

Return After Taxes on Distributions and Sales of Fund Shares	16.98%	1.66%	7.20%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%

Our Management Team

First Eagle Investment Management, LLC serves as Fund of America’s Adviser.

Portfolio Managers Harold Levy, Eric Stone and Lukasz Thieme of Iridian Asset Management LLC, a subadviser retained by First Eagle Investment Management, LLC, have responsibility for the day-to-day management of Fund of America and are assisted by their colleague Portfolio Manager David Cohen. Messrs. Levy and Cohen have served as Portfolio Managers of the Fund since the Fund’s inception in April 1987 and since 1989, respectively. Mr. Stone has served as a Portfolio Manager since March 2014 and Mr. Thieme has served as a Portfolio Manager since March 2018.

How to Purchase and Redeem Shares

Class T shares are available when purchased and held through your broker-dealer or other financial intermediary in an omnibus account (generally meaning the intermediary holds your shares in the dealer’s “street name”) and also may be available through the Fund’s transfer agent, DST Systems, Inc. The minimum initial investment amount is generally $2,500 ($1,000 for individual retirement accounts). See the About Your Investment—How to Purchase Shares section for more information.

You may purchase Fund shares on any business day at their public offering price next computed after proper receipt of the order. You may redeem Fund shares on any business day at their net asset value next computed after proper receipt of the order. Transaction orders may be submitted via telephone, through your authorized dealer or through the Fund’s transfer agent, DST Systems, Inc. Shares held in the dealer’s “street name” must be redeemed through the dealer. Class T shares are not yet available for sale to the general public. See the Once You Become a Shareholder section for more information.

First Eagle Funds | Prospectus | March 1, 202055

Summary Information about the Funds

Information about Taxes and Financial Intermediaries

Tax Information

It is the Funds’ policy to make periodic distributions of net investment income and net realized capital gains, if any. Unless you elect otherwise, your ordinary income dividends and capital gain distributions will be reinvested in additional shares of the same share class of a Fund at net asset value calculated as of the date immediately preceding the payment date. The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan or an individual retirement account. Amounts withdrawn from a tax-deferred account may be subject to tax, including a penalty on pre-retirement distributions that are not properly rolled over to other tax-deferred accounts. See the Information on Dividends, Distributions and Taxes section for more information.

Payments to Broker-Dealers and Financial Intermediaries

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. See the About Your Investment—Distribution and/or Shareholder Services Expenses section for more information.

56First Eagle Funds | Prospectus | March 1, 2020

More Information about the Funds’ Investments

Investment Objectives and Strategies of the Funds

Global Fund. The Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. In seeking to achieve this objective, the Fund will normally invest primarily in common stocks (and securities convertible into common stocks) of U.S. and foreign companies. The Fund may also invest in short-term debt instruments, gold and other precious metals, and futures contracts related to precious metals, and fixed-income instruments of domestic or foreign issuers.

Overseas Fund. The Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. In seeking to achieve this objective, the Fund invests primarily in equity securities of non-U.S. companies, the majority of which are traded in mature markets, and may invest in emerging markets. Normally, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities. The Fund may invest in fixed-income instruments, short-term debt instruments, gold and other precious metals, and futures contracts related to precious metals.

U.S. Value Fund. The U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The Fund may also invest in gold and other precious metals, and futures contracts related to precious metals.

Gold Fund. The Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. At least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in gold and/or securities (which may include both equity and, to a limited extent, debt instruments) directly related to gold or issuers principally engaged in the gold industry, including securities of gold mining finance companies as well as operating companies with long, medium or short-life mines. The Fund may also invest in debt and equity instruments unrelated to the gold industry, other precious metals and futures contracts related to precious metals.

Global Income Builder Fund. The Global Income Builder Fund seeks current income generation and long-term growth of capital. The Fund will normally invest primarily in common stocks of U.S. and foreign companies that offer attractive dividend yields as well as a range of fixed income instruments, including high yield, below investment grade instruments (commonly referred to as “junk bonds”),

First Eagle Funds | Prospectus | March 1, 202057

More Information about the Funds’ Investments

investment grade instruments, sovereign debt and various short-term debt instruments from markets in the United States and multiple countries around the world.

High Income Fund. The High Income Fund seeks to provide investors with a high level of current income. The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in high yield, below investment-grade securities (commonly referred to as “junk bonds”) and instruments. Such high yield instruments may include corporate bonds and loans, municipal bonds, and mortgage-backed and asset-backed securities. The Fund may also invest in other types of instruments including unrated debt securities and derivatives and may also employ certain investment techniques which create market exposure.

Fund of America. The Fund of America seeks capital appreciation by investing primarily in domestic stocks and to a lesser extent in debt and foreign equity securities. The Fund may also invest in repurchase agreements and derivatives.

All Funds — Change in Investment Objective. Although no change is anticipated, the investment objective of each of the Funds, except for the Global Fund, can be changed without shareholder approval. Shareholders will be notified a minimum of 60 days in advance of any change in investment objective or of any change in a Fund’s “80% of assets” investment policies.

Principal Investment Risks

Some of the principal investment risks of the Funds are described below in greater detail than in the Fund Summaries at the beginning of this Prospectus. The chart identifies which of these risks are applicable to a particular Fund. Other investment risks and practices also apply and are described in the Statement of Additional Information (the “SAI”), which is available on request (see back cover).

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Risk	Global Fund	Overseas Fund	U.S. Value Fund	Gold Fund	Global Income Builder Fund	High Income Fund	Fund of America

Market Risk	•	•	•	•	•	•	•

Credit and Interest Rate Risk	•	•	•	•	•	•	•

Foreign Investment Risk	•	•	•	•	•	•	•

Emerging Market Risk		•

Small and Medium-Size Company Risk	•	•	•	•	•		•

Illiquid Investment Risk						•

Derivatives Risk	•	•		•	•	•

Subsidiary Risk	•	•	•	•

Options Risk							•

Gold Risk	•	•	•	•	•

Diversification Risk				•			•

High Yield Risk					•	•

Prepayment Risk					•	•

Currency Risk	•	•		•	•	•

Changes in Debt Ratings Risk					•	•

Bank Loan Risk					•	•

Convertible Security Risk						•

Defaulted Securities Risk					•	•

Real Estate Industry Risk					•

Event-Drive Style Risk							•

Repurchase Agreements Risk							•

Value Investment Strategy Risk	•	•	•		•

Market Risk — All securities may be subject to adverse market trends. The value of a Fund’s portfolio holdings may fluctuate in response to events specific to the companies or stock or bond markets in which a Fund invests, as well as economic, political, or social events in the United States or abroad. This may cause a Fund’s portfolio to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

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Credit and Interest Rate Risk — The value of a Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The value of the debt securities held by a Fund fluctuates with the credit quality of the issuers of those securities. A Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

Foreign Investment Risks — Foreign investments involve certain inherent risks that are different from those of domestic investments, including political or economic instability of the issuer or the country of issue, less government supervision and regulation of foreign securities exchanges, changes in foreign currency and exchange rates, less public information about foreign companies, greater price fluctuations, and the possibility of adverse changes in investment or exchange control regulations. Currency fluctuations may also affect the net asset value of a Fund irrespective of the performance of the underlying investments in foreign issuers. Foreign governments can also levy confiscatory taxes, expropriate assets and limit repatriations of assets. These risks may be more pronounced with respect to investments in emerging markets as described below. As a result of these and other factors, foreign securities may be subject to greater price fluctuation than securities of U.S. companies.

Emerging Market Risk — To the extent a Fund invests in emerging market securities, the Fund may be exposed to market, credit, currency, liquidity, legal, political, technical and other risks different from, and generally greater than, the risks of investing in developed markets. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Small and Medium-Size Company Risk — In addition to investments in larger companies, each Fund may invest in smaller and medium-size companies, which historically have been more volatile in price than larger company securities, especially over the short term. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. Among the reasons for the greater price volatility are the less certain growth

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prospects of smaller companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of smaller companies to changing economic conditions. In addition, smaller companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. The Funds consider small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

Illiquid Investment Risk — Holding illiquid securities restricts or otherwise limits the ability for a Fund to freely dispose of its investments for specific periods of time. A Fund might not be able to sell illiquid securities at its desired price or time. Changes in the markets or in regulations governing the trading of illiquid instruments can cause rapid changes in the price or ability to sell an illiquid security. The market for lower-quality debt instruments, including junk bonds and leveraged loans, is generally less liquid than the market for higher-quality debt instruments.

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. Derivatives are subject to counterparty risk, which is the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, such as those experienced in the subprime and non-agency mortgage market over recent years, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty. If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss, which could also lead to an increase in redemptions of Fund shares. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund was unable to liquidate its position because of an illiquid secondary market. The market for some derivatives is, or suddenly can become, illiquid, especially in times of financial stress. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Subsidiary Risk — By investing in its Subsidiary, each of the Global Fund, Overseas Fund, U.S. Value Fund, and Gold Fund are indirectly exposed to the risks associated with that Subsidiary’s investments. The Subsidiaries are not registered under the 1940 Act and are not subject to all of the investor protections of the 1940 Act.

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Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or a Subsidiary to operate as expected and could adversely affect the Fund.

Options Risk — When trading options, a Fund may incur losses or forego otherwise realizable gains if market prices do not move as expected.

Gold Risk — The Gold Fund maintains a policy of concentrating its investments in gold and gold-related issues. The other Funds may also invest in assets of this nature. Each Fund is therefore susceptible to specific political and economic risks affecting the price of gold and other precious metals including changes in U.S. and foreign regulatory policies, tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of a Fund’s investments in such securities may also be affected. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

Although the risks related to investing in gold and other precious metals directly (as each of the Funds other than Fund of America are authorized to do) are similar to those of investing in precious metal finance and operating companies, as just described, there are additional considerations, including custody and transaction costs that may be higher than those involving securities. Moreover, holding gold results in no income being derived from such holding, unlike certain securities which may pay dividends or make other current payments. Although the Funds have contractual protections with respect to the credit risk of their custodian, gold held in physical form (even in a segregated account) involves the risk of delay in obtaining the assets in the case of bankruptcy or insolvency of the custodian. This could impair disposition of the assets under those circumstances. In addition, income derived from trading in gold and certain contracts and derivatives relating to gold may result in negative tax consequences. Finally, although not currently anticipated, if gold in the future were held in a book account, it would involve risks of the credit of the party holding the gold.

Diversification Risk — The Gold Fund and Fund of America are non-diversified mutual funds, and as a result, an investment in these Funds may expose your money to greater risks than if you invest in a diversified fund. These Funds may invest in a

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limited number of companies and industries, and therefore gains or losses in a particular security may have a greater impact on their share price.

High Yield Risk — The High Income Fund maintains a policy of concentrating its investments in high yield debt instruments. The other Funds may also invest in assets of this nature. Instruments with the lowest investment grade ratings are considered to have speculative characteristics. Certain debt instruments that have not been rated also are considered by the Adviser to be equivalent to below investment grade (often referred to as “high yield” or “junk” bonds). On balance, debt instruments that are below investment grade are considered predominately speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of default and bankruptcy. In the event of a high yield issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders. Prices of high yield instruments are subject to extreme price fluctuations and are likely to be less marketable and more adversely affected by economic downturns than higher-quality debt instruments. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt instruments, especially in a thinly traded market. Analyses of the creditworthiness of issuers of lower-rated debt instruments may be more complex than for issuers of higher-rated instruments, and the ability of each Fund to achieve its investment objective may, to the extent of investment in lower-rated debt instruments, be more dependent upon such creditworthiness analyses than would be the case if this Fund were investing in higher-rated instruments.

Prepayment Risk — Certain instruments, especially mortgage-backed securities, for example, are susceptible to the risk of prepayment by borrowers. During a period of declining interest rates, homeowners may refinance their high rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in other assets, which may lower returns. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The market for mortgage-backed and asset-backed instruments may be volatile and limited, which may make them difficult to buy or sell.

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Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect a Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

Changes in Debt Ratings Risk — Investments can be subject to the risk of downgrade by a ratings agency. Ratings downgrades generally affect the value of the downgraded security and are likely to result in both decreased demand for the security and an investor expectation of a higher rate of return on the security.

Bank Loan Risk — The Funds may invest in bank loans. These investments potentially expose a Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. A Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. Even investments in secured loans present risk, as there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. The market for bank loans may be illiquid and a Fund may have difficulty selling them. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. In some instances, other accounts managed by the Adviser or an affiliate may hold other securities issued by borrowers whose loans may be held in the Fund’s portfolio. If the credit quality of the issuer deteriorates, the Adviser may owe conflicting fiduciary duties to the Fund and other client accounts. At times, the Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors. Alternatively, the Adviser may come into possession of material, non-public information about the issuers of loans that may be held in the Fund’s portfolio. The Adviser’s ability to trade in these loans for the account of the Fund could be limited by its possession of such information. Limitations on the Adviser’s ability to trade could have an adverse effect on the Fund by preventing the Fund from selling a loan that is experiencing a material decline in value.

Convertible Security Risk — The Funds may be susceptible to convertible security risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition, and credit rating and changes in interest rates and other general economic, industry and market conditions. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable non-convertible securities. They may be less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

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Defaulted Securities Risk — A Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Such investments involve a substantial degree of risk. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment, and/or may be required to accept payment over an extended period of time. A wide variety of considerations render the outcome of any investment in a financially distressed company uncertain, and the level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties, is unusually high. There is no assurance that the Adviser will correctly evaluate the intrinsic values of the distressed companies in which the Fund may invest.

Real Estate Industry Risk — A Fund may invest in real estate investment trusts (“REITs”), which are subject to risks affecting the real estate industry. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and/or to maintain exemptions from the 1940 Act. A Fund’s investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.

Event-Driven Style Risk — The event-driven investment style of the Fund of America carries the additional risk that the event anticipated occurs later than expected, does not occur at all, or does not have the desired effect on the market price of the securities.

Repurchase Agreements Risk — A Fund may enter into certain types of repurchase agreements, primarily as a cash management strategy. If the seller fails to repurchase the security and the market value declines, the Fund may lose money.

Value Investment Strategy Risk — An investment strategy that employs a “value” approach may pose a risk to a Fund that such investment strategy may not be successfully achieved. In any Fund, an investment made at a perceived “margin of safety” or “discount to intrinsic or fundamental value” can trade at prices substantially lower than when an investment is made, so that any perceived “margin of safety” or “discount to value” is no guarantee against loss. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose

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favor with investors as compared to those that are more “growth” oriented. In such an event, a Fund’s investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies.

Defensive Investment Strategies

The Funds have the flexibility to respond promptly to changes in market and economic conditions. For example, a defensive strategy may be warranted during periods of unfavorable market or economic conditions, including periods of market turbulence or periods when prevailing market valuations are higher than those deemed attractive under the investment criteria generally applied on behalf of the Funds. Under a defensive strategy, the Funds may hold cash and/or invest up to 100% of their assets in high quality debt securities or money market instruments of U.S. or foreign issuers. In such a case, a Fund may not be able to pursue, and may not achieve, its investment objective. It is impossible to predict whether, when or for how long a Fund will employ defensive strategies.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to disclosure of their portfolio securities is available in the Funds’ Statement of Additional Information (in the section titled Disclosure of Portfolio Holdings), which is available to you without charge. Top position holdings (generally either top 10 or top five depending on the concentration represented), as well as certain statistical information relating to portfolio holdings such as region or sector breakdowns, for the Funds are posted to the website on a monthly basis within 30 days after the end of each month. These postings can be located behind the Portfolio tab on each Fund’s page of the website and generally are available for at least 30 days from their date of posting. Certain archived top holding postings are also available.

Fund Indices

The Average Annual Total Returns tables earlier in this Prospectus illustrate how each Fund’s average annual returns for different calendar periods compare to the returns of one of the specified indices. These indices are not available for purchase. Additional information on each is set out below.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed markets countries. The index provides total returns in U.S. dollars with net dividends reinvested. One cannot invest directly in an index.

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The MSCI EAFE Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of companies from 21 developed market countries, excluding the United States and Canada. One cannot invest directly in an index.

The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index.

The FTSE Gold Mines Index Series is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The Index is unmanaged, and includes dividends reinvested. One cannot invest directly in an index.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. One cannot invest directly in an index.

The Bloomberg Barclays U.S. Corporate High Yield Index is composed of fixed-rate, publicly issued, non-investment grade debt and is unmanaged, with dividends reinvested. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. One cannot invest directly in an index.

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Fund Management

The Adviser

The Adviser of each Fund is First Eagle Investment Management, LLC, a subsidiary of First Eagle Holdings, Inc. (“FE Holdings”). Based in New York City since 1937, FE Holdings, formerly Arnhold and S. Bleichroeder Holdings, Inc., is the successor firm to two German banking houses—Gebr. Arnhold, founded in Dresden in 1864, and S. Bleichroeder, founded in Berlin in 1803. A controlling interest in FE Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership (“BCP CC Holdings”). BCP CC Holdings GP L.L.C., a Delaware limited liability company (“BCP CC Holdings GP”), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. (“BCP VI”) and Corsair IV Financial Services Capital Partners L.P. (“Corsair IV”). BCP VI and Corsair IV are indirectly controlled by The Blackstone Group Inc. (“Blackstone”) and Corsair Capital LLC (“Corsair”), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in FE Holdings and the Adviser through BCP CC Holdings. The Adviser offers a variety of investment management services. In addition to the Funds, its clients include the First Eagle Variable Funds, other pooled vehicles, corporations, foundations, major retirement plans and high net worth individuals. As of January 31, 2020, the Adviser had over $93 billion under management. The Adviser’s address is 1345 Avenue of the Americas, New York, NY 10105.

Matthew McLennan and Kimball Brooker, Jr. manage Global Fund and Overseas Fund. Matthew McLennan, Kimball Brooker, Jr. and Matthew Lamphier manage U.S. Value Fund. Matthew McLennan and Thomas Kertsos manage Gold Fund. Kimball Brooker, Jr., Edward Meigs, Sean Slein and Julien Albertini manage Global Income Builder Fund. Edward Meigs and Sean Slein manage High Income Fund. Their professional backgrounds are below.

Matthew McLennan is Head of the First Eagle Global Value Team, manages Global Fund and Overseas Fund with Mr. Brooker, manages U.S. Value Fund with Messrs. Brooker and Lamphier and manages Gold Fund with Mr. Kertsos. Mr. McLennan joined the Adviser in September 2008 after having held various senior positions with Goldman Sachs Asset Management in London and New York. While at his predecessor firm for over fourteen years, Mr. McLennan was Chief Investment Officer of a London-based investment team from 2003 to 2008 where he was responsible for managing a focused value-oriented global equity product and held positions from 1994 to 2003 that included portfolio management and investment analyst responsibilities for small-cap and mid-cap value equity portfolios.

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Kimball Brooker, Jr. manages Global Fund and Overseas Fund with Mr. McLennan, manages U.S. Value Fund with Messrs. McLennan and Lamphier and manages the Global Income Builder Fund with Messrs. Meigs, Slein and Albertini. Mr. Brooker joined the Adviser in January 2009 and is also a member of the First Eagle Global Value analyst team. For the three years prior to that, Mr. Brooker was Chief Investment Officer of Corsair Capital.

Matthew Lamphier manages U.S. Value Fund with Messrs. McLennan and Brooker. He joined the Adviser in May 2007 and is also a member of the First Eagle Global Value analyst team. Prior to that, Mr. Lamphier worked as a research analyst at various financial institutions, most recently, Trilogy Global Advisors.

Thomas Kertsos manages Gold Fund with Mr. McLennan. He joined the Adviser in May 2014 and is also a member of the First Eagle Global Value analyst team. Prior to that, Mr. Kertsos worked as an analyst at Fidelity Management & Research.

Edward Meigs joined First Eagle Investment Management, LLC in 2011. Prior to serving as Portfolio Manager to High Income Fund with Mr. Slein and Global Income Builder Fund with Messrs. Brooker, Slein and Albertini, Mr. Meigs held various portfolio management positions at Dwight Asset Management, LLC, the investment adviser to the Predecessor Fund to the High Income Fund, since 2001, where he managed the Predecessor Fund since its inception.

Sean Slein joined First Eagle Investment Management, LLC in 2011. Prior to serving as Portfolio Manager to High Income Fund with Mr. Meigs and Global Income Builder Fund with Messrs. Brooker, Meigs and Albertini, Mr. Slein held various portfolio management positions at Dwight Asset Management, LLC, the investment adviser to the Predecessor Fund to the High Income Fund, since 2001, where he managed the Predecessor Fund since its inception.

Julien Albertini manages Global Income Builder Fund with Messrs. Booker, Meigs and Slein. He joined the Adviser in 2013 and is also a member of the First Eagle Global Value analyst team. Prior to that, Mr. Albertini worked in various roles at various financial institutions, most recently Tiger Veda LP.

Additional information regarding these portfolio managers’ compensation, other accounts managed and ownership of securities in the First Eagle Funds is available in the Statement of Additional Information. The portfolio managers are supported in their duties by a team of investment professionals employed by the Adviser. Also available in the Statement of Additional Information is certain background information regarding these investment professionals. The personnel responsible for

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Fund Management

the day-to-day management of Fund of America are described under “The Subadviser.”

Pursuant to an advisory agreement with the Funds, the Adviser is responsible for the management of each of the Funds’ portfolios or, in the case of Fund of America, oversees and supervises the investment management services provided by the Subadviser. In return for its investment management services, each Fund pays the Adviser a fee at the annual rate of the average daily value of its net assets as follows:

Management Fee
Global Fund	0.75%

Overseas Fund	0.75%

U.S. Value Fund	0.75	%*

Gold Fund	0.75%

Global Income Builder Fund	0.75%

High Income Fund	0.70	%**

Fund of America	0.90	%***

*

The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the U.S. Value Fund’s net assets for the period through February 28, 2021. This agreement may not be terminated during its term without the consent of the Board of Trustees. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.75% to 0.70%.

**

The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.10% of the average daily value of the High Income Fund’s net assets for the period through February 28, 2021. This agreement may not be terminated during its term without the consent of the Board of Trustees. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.70% to 0.60%.

***

0.90% (waived to 0.85%) of the first $2.25 billion of the Fund’s average daily net assets, 0.85% of the next $2.75 billion of average daily net assets, and 0.80% of average daily net assets in excess of $5 billion. The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the first $2.25 billion of the Fund’s average daily net assets for the period through February 28, 2021. This agreement may not be terminated during its term without the consent of the Board of Trustees. The waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.90% to 0.85%. The other breakpoints in excess of $2.25 billion remain unchanged.

The Adviser also performs certain administrative, accounting, operations, compliance and other services on behalf of the Funds, and in accordance with its agreements with them, the Funds (other than the Global Income Builder Fund and the High Income Fund) reimburse the Adviser for costs (including personnel, related overhead and other costs) related to those services. Those reimbursements may not exceed an annual rate of 0.05% of the value of a Fund’s average daily net assets. Each of the Global Income Builder Fund and the High Income Fund pays a fee to the Adviser

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Fund Management

related to those services. The fee is an annual rate of 0.05% of the value of each of the Global Income Builder Fund’s and the High Income Fund’s average daily net assets. These fees and reimbursements comprise a portion, and sometimes a substantial portion, of each Fund’s “Other Expenses” in the fees and expenses tables at the beginning of this Prospectus.

The Subadviser

Pursuant to a subadvisory agreement with the Adviser, Iridian Asset Management LLC (“Iridian” or the “Subadviser”) manages the investments of Fund of America. Iridian is a registered investment adviser whose primary office is at 276 Post Road West, Westport, CT 06880. Harold J. Levy, Eric Stone and Lukasz Thieme are the portfolio managers primarily responsible for Fund of America. Mr. Levy was, as an employee of FEIM, a portfolio manager of the Fund in its prior format as a series of the former First Eagle Funds Trust since its inception in April 1987. David L. Cohen assists Mr. Levy, Mr. Stone and Mr. Thieme and also is a portfolio manager of the Fund and, as an employee of FEIM was a portfolio manager of the Fund in its prior format as a series of the former First Eagle Funds Trust since 1989. Prior to 2002, Messrs. Levy and Cohen were employed by FEIM since 1985 and 1989, respectively. Iridian is wholly owned by entities controlled by Messrs. Levy and Cohen. Mr. Stone joined Iridian in April 2012 and for the three years prior to that, Mr. Stone worked as a portfolio manager with Plural Investments. Mr. Thieme joined Iridian in August 2007 as a research analyst and for the two years prior to that worked as an analyst with LRL/Ritchie Capital.

The fees paid to Iridian by the Adviser under the Subadvisory Agreement are based on a reference amount equal to 50% of the combined (i) fees received by the Adviser for advisory services on behalf of the Fund and (ii) fees received by the Fund’s distributor for its shareholder liaison services on behalf of the Fund. These amounts are reduced by certain direct marketing costs borne by the Adviser in connection with the Fund and are further reduced by the amount paid by the Adviser for certain administrative expenses incurred in providing services to the Fund.

Additional information regarding these portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of securities in Fund of America is available in the Statement of Additional Information.

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Fund Management

Approval of Advisory and Subadvisory Agreements

A discussion regarding the basis of the Funds’ Board of Trustees’ (“Board of Trustees”) approval of the Advisory and Subadvisory Agreements between the Funds and the Adviser or Subadviser is available in the Annual or Semi-Annual Report to shareholders for financial reporting periods in which the Agreements were acted upon by the Board of Trustees.

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About Your Investment

Investing requires a plan. Whether you invest on your own or use the services of a financial professional, you should create a strategy designed to meet your short-term and long-term financial goals.

This Prospectus describes Fund shares designated as Class T. Other classes of shares are available by separate prospectus.

How to Purchase Shares

Class T shares are not yet available for sale to the general public.

Class T shares are available when purchased and held through your broker-dealer or other financial intermediary in an omnibus account (generally meaning the intermediary holds your shares in the dealer’s “street name”) and also may be available through the Fund’s transfer agent, DST Systems, Inc. The minimum initial and subsequent investment amounts generally required for share classes of each Fund are as follows:

Minimum Investments	Initial*	Subsequent
First Eagle Global Fund
Class T	$2,500	$100

First Eagle Overseas Fund
Class T	$2,500	$100

First Eagle U.S. Value Fund
Class T	$2,500	$100

First Eagle Gold Fund
Class T	$2,500	$100

First Eagle Global Income Builder Fund
Class T	$2,500	$100

First Eagle High Income Fund
Class T	$2,500	$100

First Eagle Fund of America
Class T	$2,500	$100

See footnotes on next page.

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*	Minimum initial investment is $1,000 for Class T shares in an individual retirement account (instead of $2,500 as is otherwise required).

The Trust typically does not offer or sell its shares to non-U.S. residents. For purposes of this policy, a U.S. resident is defined as an account with (i) a U.S. address of record (including Army Post Office (APO), Fleet Post Office (FPO) and Diplomatic Post Office (DPO) addresses) and (ii) all account owners residing in the United States at the time of sale. Any existing account that is updated to reflect a non-U.S. address may also be restricted from making additional investments. “Starter” checks and third-party checks will not be accepted for purposes of purchasing shares, but third-party checks may be accepted in connection with individual retirement account rollovers. Third-party transactions, except those for the benefit of custodial accounts or participants in employee benefit plans, are not permitted. The Trust reserves the right to waive the initial minimum investment amounts, at the discretion of the principal underwriter, for certain investors, including Trust employees and trustees, and employees and officers of the Adviser and its affiliates. Once made available, a Fund’s Class T shares may be purchased through authorized dealers or, in limited circumstances, through the Funds’ transfer agent, DST Systems Inc. (“DST” or the “Transfer Agent”). A completed and signed application is required to open an account with the Funds. If there is no application accompanying this Prospectus, please call 800.334.2143 to obtain one.

FEF Distributors, LLC (“FEF Distributors” or the “Distributor”), the Funds’ principal underwriter (and a subsidiary of the Adviser), reserves the right to limit the purchase of a Fund’s shares when it is in the best interest of the Fund.

The Trust and the Distributor reserve the right to refuse any share purchase order for any reason they deem appropriate. For example, the Trust or Distributor may reject purchase orders due to nonpayment, and they may refuse orders from investors identified as money-laundering risks and those responsible for potentially disruptive trading practices, such as “market timing.” Share purchases are not binding on the Trust or the Distributor (and accordingly may be rejected) until they are confirmed as paid by the Transfer Agent. All payments must be made in U.S. dollars, and all checks must be drawn on U.S. banks.

Cash or cash equivalents (such as travelers’ checks, cashiers’ checks, bankers’ “official checks” or money orders) will generally not be accepted, however certain cash equivalents will be permitted for IRA transfers and retirement asset rollovers. As a condition of this offering, if an investor’s purchase is canceled due to nonpayment or because his or her check or Automated Clearing House (“ACH”) transfer does not clear, the investor will be responsible for any loss a Fund may incur as a result

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thereof. In limited circumstances, completed purchases also may be cancelled when the Distributor or Transfer Agent receives satisfactory instructions that a trade order was placed in error.

Anti-Money Laundering Compliance

The Trust and the Distributor are required to comply with various anti-money laundering laws and regulations. Consequently, the Trust or the Distributor may request additional information from you to verify your identity and source of funds. For individual investors, such information typically will include name, address, date of birth, and Social Security number. Such information also may include requests for documents such as driver’s license or other government-issued identification. For entity investors, such information typically will include name, principal business address, taxpayer identification number, corporate documents such as articles of incorporation, trust or partnership agreements, by-laws and similar documents, and also may include requests for documents confirming the authority and identity of those having control over the entity or its trading.

If the Trust or Distributor believes the information submitted does not provide adequate identity verification, it reserves the right to reject the establishment of your account or close the account at its current net asset value. If, at any time, the Trust believes an investor may be involved in suspicious activity, or if certain account information matches data on government lists of suspicious persons, the Trust or Distributor may choose to prohibit the establishment of a new account for the purchase of Fund shares or may be required to “freeze” an account. They also may be required to provide a governmental agency or another financial institution with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Trust or the Distributor to inform the investor it has taken the actions described above.

How Fund Share Prices Are Calculated

Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. Net asset value for purchase or sale orders which are received by each Fund on any business day before the close of regular trading on the NYSE will be calculated as of that same day. If the purchase or sale request is received on a business day after the close of regular trading on the NYSE, or on a non-business day (weekend or financial market holiday), net

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asset value will be calculated as of the close of regular trading on the next business day. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Because the Funds may invest in securities listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, the Funds’ share values may change on days when shareholders will not be able to purchase or redeem shares.

The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or when market prices have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s NAV is calculated, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees. Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund’s foreign holdings therefore may differ on occasion from reported market values. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Distributor may authorize certain dealers to receive on its behalf purchase and redemption orders (“authorized dealers”). In turn, these authorized dealers may designate other intermediaries to receive purchase and redemption orders on the Distributor’s behalf (“designated intermediaries”). Orders for shares received by DST, authorized dealers, or designated intermediaries prior to the close of trading on the NYSE will be processed based on that day’s net asset value determined as of the close of trading on the NYSE that day. If an order is received by DST, an authorized dealer, or a designated intermediary after the close of the NYSE, it will be priced the next day the NYSE is open for trading.

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Purchases Through Dealers and Financial Intermediaries

You may purchase a Fund’s shares from selected securities dealers with whom the Distributor has sales agreements. You also may obtain additional new account applications from such authorized dealers. Not all financial intermediaries will be authorized to sell and hold Class T shares. For a list of authorized dealers, please contact the Distributor at 800.747.2008. Authorized dealers and financial services firms are responsible for promptly transmitting purchase orders to FEF Distributors and for monitoring applicable breakpoint or sales charge reductions for their accounts.

Class T shares of each Fund generally are sold with a front-end sales commission and Rule 12b-1 annual distribution fee. Certain broker-dealers or financial services firms may purchase shares at their net asset value, without a sales commission, and may charge investors a transaction charge or other advisory fee through a wrap-fee or similar program.

Authorized dealers and financial services firms may impose a charge for handling purchase transactions and may have particular requirements concerning purchases. Contact your authorized dealer or financial services firm for more information.

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly through the Transfer Agent or through an authorized dealer or other financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load waivers. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares through another intermediary to receive these waivers or discounts. See the Appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms for more information.

If you purchase any Fund shares through a broker-dealer or other financial intermediary (such as a bank), each Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

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Public Offering Price of Class T Shares

The public offering price of Class T shares equals the net asset value per share plus a sales charge. The Class T sales charges* for each Fund are as follows:

Class T Shares Dollars Invested	Sales Charge as a Percentage of		Dealer Allowance As a Percentage of Offering Price
	Offering Price	Net Amount Invested

Less than $250,000	2.50%	2.50%	4.00%

$250,000 but less than $500,000	2.00	2.00	3.00

$500,000 but less than $1,000,000	1.50	1.50	2.25

$1,000,000 and over	1.00	1.00	1.75

*	Information relating to sales charges is available at www.feim.com/individual-investors.

Class T shares of each Fund also carry a Rule 12b-1 annual 0.25% distribution fee. Because the Rule 12b-1 fee is paid from your investment on an ongoing basis, over time these fees ultimately may cost more than paying other types of sales charges. The distribution plans and agreements adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act are described in Distribution and/or Shareholder Services Expenses.

Reducing the Sales Charge

As the table in Public Offering Price of Class T Shares shows, larger investments in Class T shares of a Fund will reduce the sales charge on the investment, resulting in what are frequently called sales charge “breakpoints.” Not all terms are available through all of the Fund’s authorized dealers or other intermediaries. Breakpoints are calculated based solely on your purchase amount in the relevant transaction, regardless of any other Fund holdings you may have or intend to make.

A Fund also may issue Class T shares at net asset value in connection with the acquisition of or merger or consolidation with another investment company. At the Distributor’s discretion, the sales of Class T shares at net asset value may require written assurance that the purchase is being made for investment purposes and the shares will not be resold except through redemption. If required, you must provide such notice to the Distributor or DST at the time of purchase on a form available from the Trust.

Certain financial intermediaries may support transfers from other share classes of the Funds into Class T shares. Generally front-end sales loads do not apply to those transfers when made in connection with a determination by the intermediary to no longer allow you to hold the original share class.

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Distribution and/or Shareholder Services Expenses

The shares of each of the Funds are offered to investors, in states and countries in which such offer is lawful, either through selected securities dealers or directly through DST. Class T shares of the Funds are subject to the front-end sales charges described in About Your Investment—Public Offering Price of Class T Shares.

Each of the Funds has adopted distribution plans and agreements pursuant to Rule 12b-1 (the “Plans”) under the 1940 Act. Under the Plans, each Fund pays FEF Distributors as the Fund’s Distributor the following annual distribution-related and service fees:

•	Class T shares: 0.25% of the share class’s average daily net assets.

FEF Distributors is paid these distribution-related and service fees on a monthly basis. FEF Distributors is obligated to use these collected fees to pay qualifying dealers for their assistance in distributing the Funds’ shares, providing shareholder services and in connection with other expenses incurred by such dealers, such as advertising costs and the printing and distribution of prospectuses to prospective investors. However, FEF Distributors will not pay dealers 12b-1, distribution-related and service fees for any quarter in which a dealer has less than $50,000 in First Eagle Fund accounts. FEF Distributors or its affiliates bear distribution expenses to the extent they are not covered by payments under the Plans. Any distribution expenses incurred by FEF Distributors or its affiliates in any Fund’s fiscal year that are not reimbursed from payments accrued during that fiscal year will not be carried over for payment in any subsequent year. Because the fees are paid from Fund assets on an ongoing basis, over time these fees will increase the cost of your investment in the Funds and ultimately may cost more than paying other types of sales charges. Any distribution-related (Rule 12b-1) fee may be used in whole or in part to finance distribution activities, including sales compensation, and/or shareholder account liaison and servicing activities. Certain shares of the Funds offered by a separate prospectus do not participate in the Plans and are not charged with any portion of the payments made under the Plans.

Certain broker-dealers or other intermediaries perform services that otherwise could be handled by the Funds’ Transfer Agent. These services may include preparing and distributing client statements, tax reporting, order-processing and client relations. As a result, these third parties may charge fees (sometimes called “sub-transfer agency fees” or “sub-accounting fees”) to the First Eagle Funds for these services. The Funds may pay for such services outside of a Rule 12b-1 Plan (meaning in addition to or instead of as Rule 12b-1 fees) so long as such compensation does not exceed certain

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limits set from time to time by the Board of Trustees in consultation with management. Arrangements may involve a dollar per-account fee, an asset-based fee, transaction or other charges, cost reimbursement or, in some cases, a combination of these inputs. Sub-transfer agency fees can comprise a substantial portion of the Funds’ ongoing. While the Adviser and the Distributor consider sub-transfer agency fees to be payments for services rendered, they represent an additional business relationship between these sub-transfer agents and the Funds that often results, at least in part, from past or present sales of Fund shares by the sub-transfer agents or their affiliates. The Adviser, the Distributor or an affiliate may make additional payments to intermediaries for these and other services, and their payments may be based on the same or other methods of calculation. See Revenue Sharing below.

Revenue Sharing

The Distributor, Adviser or an affiliate may make cash payments from their own resources to broker-dealers or financial intermediaries for various reasons. These payments, often referred to as “revenue sharing,” may support the delivery of services to the Funds or shareholders in the Funds, including transaction processing and sub-accounting services.

These payments also may serve as an incentive to sell Fund shares or to promote shareholder retention. As such, the payments may go to firms providing various marketing support or other promotional services relating to the Funds, including advertising and sales meetings, as well as inclusion of the Funds in various promotional and sales programs. Marketing support services also may include business planning assistance, broker-dealer education about the Funds and shareholder financial planning assistance.

Revenue sharing payments may include any portion of the sub-transfer agency fees (described in the preceding section) that exceed the limits for those fees established by the Board of Trustees in consultation with management and which, accordingly, the Funds do not pay. They also may include any other payment requirement of a broker-dealer or another third-party intermediary, as described in greater detail under Public Offering Price of Class T Shares. The Distributor, Adviser or an affiliate pay all such payments out of its (or their) own resources. Such payments are in addition to any recordkeeping, sub-transfer agency/networking fees payable by each Fund (through the Distributor or otherwise) to others for performing such services and Rule 12b-1 or service plan payments described elsewhere in this Prospectus. Revenue sharing payments may be structured, among other means, as: (i) a percentage of sales; (ii) a percentage of net assets; (iii) a flat fee per transaction; (iv) a fixed dollar

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amount; or (v) some combination of any of these. In many cases, revenue sharing arrangements may be viewed as encouraging sales activity or retention of assets in the Funds. Generally, any revenue sharing or similar payments are requested by the party receiving them, often as a condition of distribution, but they are subject to negotiation as to their structure and scope.

The Distributor, Adviser or an affiliate also may pay from their own resources for travel and other expenses, including lodging, entertainment and meals, incurred by brokers for attending diligence or informational meetings with the Funds’ investment professionals. The Distributor, Adviser or an affiliate also may pay for costs of organizing and holding such meetings and also may make payments to or on behalf of brokers or other financial intermediaries for other types of events, including pre-approved conferences, seminars or sales or training programs (and payments for travel, lodging, etc.), and may provide small gifts and/or entertainment as permitted by applicable rules. The Distributor, the Adviser or an affiliate also may pay fixed fees for the listing of a Fund on a broker-dealer’s or financial intermediary’s system. This compensation is not included in, and is made in addition to, the compensation described in the preceding paragraph.

Please be aware that revenue sharing arrangements or other payments to intermediaries could create incentives on the part of the parties receiving the payments to more positively consider the Funds relative to mutual funds either not making payments of this nature or making smaller such payments. A shareholder or prospective investor with questions regarding revenue sharing or other such payments may obtain more details by contacting his or her broker representative or other financial intermediary directly. The Funds’ Statement of Additional Information includes a listing of certain parties receiving revenue sharing payments in respect of the Funds.

Bookshare Account Plan

To facilitate the handling of shareholder transactions, the Funds use a bookshare account plan for shareholder accounts. DST, as the Funds’ Transfer Agent, opens and maintains an account for each shareholder of the Funds directly registered with a Fund (which would not include Class T shareholders participating through dealer “street name” accounts). All interests in shares, full and fractional (rounded to three decimal places), are reflected in book accounts. After any purchase, DST mails you a confirmation indicating the amount of full and fractional shares purchased, the price per share and a statement of your account. DST will not issue stock certificates for the shares of any Fund.

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Electronic Delivery

The Trust can deliver account statements and fund financial reports electronically. If you are a registered user of feim.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under “eDelivery.” (Should you later wish to receive these documents by mail you can revoke your electronic consent at any time, and we will begin to send paper copies of these documents within 30 days of receiving your notice.)

Where To Send Your Application

You may purchase Fund shares through selected securities dealers with whom the Distributor has sales agreements. You may obtain additional New Account Applications from these authorized dealers. For a list of authorized dealers, please call the Distributor at 800.747.2008. Authorized dealers and financial services firms may charge you a transaction fee in addition to any applicable sales loads. Authorized dealers and financial services firms are responsible for promptly transmitting purchase orders to the Distributor.

If eligible, you may purchase Fund shares directly through the Fund’s Transfer Agent by mailing a check made payable to First Eagle Funds along with the completed New Account Application to First Eagle Funds, P.O. Box 219324, Kansas City, MO 64121-9324. You also may purchase shares directly through the Fund’s Transfer Agent by ACH transfer or by bank wire. Please call 800.334.2143 to establish and administer the ACH purchase option, and please call prior to wiring any funds.

Minimum Account Size

Due to the high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account if, as the result of a withdrawal, the value of that account drops below $1,000. This does not apply to accounts participating in the Automatic Investment Program or to retirement accounts. You will have at least 30 days to make an additional investment to bring the account value to the stated minimum before the redemption is processed.

Automatic Investment Program

You may make semi-monthly, monthly or quarterly investments of $100 (or more) in shares of any Fund automatically from a checking or savings account on or about the fifth and/or 20th of the month. Upon written authorization, DST will debit your designated bank account as indicated and use the proceeds to purchase Fund shares.

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Because your bank must provide approval for the transfer process, establishing an Automatic Investment Program may take at least 30 days. You must indicate your desire to establish an Automatic Investment Program on the New Account Application or Special Options Form. You also must include a voided check, a savings account deposit slip or savings account statement. Shares purchased through Automatic Investment Program payments are subject to the redemption restrictions for recent purchases described in Once You Become a Shareholder—Redemption of Shares. The Trust may amend or cease to offer the Automatic Investment Program at any time.

Contractual Arrangements

The Funds are parties to contractual arrangements with various parties who provide services to the Funds, including the Adviser, the Subadviser, the Distributor, the custodian, and the transfer agents, among others. Fund shareholders are not parties to, or intended (“third party”) beneficiaries of, any such contractual arrangements, and such contractual arrangements are not intended to create in any individual investor or group of investors any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Funds.

Also, while this Prospectus and the Statement of Additional Information describe pertinent information about the Trust and the Funds, neither this Prospectus nor the Statement of Additional Information represents a contract between the Trust or a Fund and any shareholder or any other party.

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After you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. Exchanges of Class T shares from one Fund to another are generally not permitted.

Conversion

The other share classes of each Fund described here are offered by separate prospectus, which should be requested and reviewed carefully before considering any conversion. Fees, expenses and eligibility and other terms among share classes will vary. You may convert Class A shares and Class I shares of each Fund and Class Y shares of Fund of America into Class T shares, provided you meet the eligibility requirements for investment in the Class T shares. Class T shares of a Fund may be converted into Class A shares, Class I shares or (in the case of Fund of America only) Class Y shares of the same Fund, provided that such conversion is taking place in a broker-dealer sponsored fee-based or “wrap” account or for accounts investing through an investment adviser or financial planner who charges a consulting, management or other fee for its services. Class T shares also may be converted to Class R3, Class R4, Class R5 or Class R6 shares of the same Fund, provided you meet the eligibility requirements for investment in those shares. All conversions will take place at net asset value and generally should not result in the realization of income or gain for U.S. federal income tax purposes. This should be confirmed with your tax advisor. The Funds reserve the right to refuse any conversion request. Financial intermediaries may impose restrictions on conversions, or may not make conversions available at all. For additional information concerning conversions, or to initiate a conversion, contact your dealer, financial intermediary or the First Eagle Funds at 800.334.2143. More information concerning conversions is also available in the SAI, which is available upon request (see back cover). Certain intermediary-related terms also are described in the appendix to the Fund’s Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Dividend Direction Plan

Unless you elect otherwise, your ordinary income dividends and capital gain distributions will be reinvested in additional shares of the same share class of the Fund at the net asset value calculated as of the date immediately preceding the payment date.

Unless you are investing through a tax-deferred account, such as a 401(k) plan or an individual retirement account, all reinvested dividends and distributions remain taxable for U.S. federal income tax purposes as though received in cash. For further

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information about dividend reinvestment, contact DST by telephone at 800.334.2143.

Redemption of Shares

You have the right to redeem all or any part of your Fund shares for cash at their net asset value next computed after proper receipt of the redemption request. You may redeem via telephone through your authorized dealer or FEF Distributors. Shares held in the dealer’s “street name” must be redeemed through the dealer, as described in the following paragraph.

If you have an account with an authorized dealer you may submit a redemption request to that dealer. Authorized dealers are responsible for promptly transmitting your redemption requests to the Distributor. Dealers may impose a charge for handling redemption transactions, and they may have particular requirements concerning redemptions. Accordingly, shareholders should contact their authorized dealers for more information.

If you have an account with the Funds, you may redeem your Fund shares through DST by transmitting written redemption instructions to First Eagle Funds, P.O. Box 219324, Kansas City, MO 64121-9324. Redemption requests must meet all the following requirements to be considered in the proper form:

•	Written and signed instructions must be received from the registered owner(s).
•

A letter or a stock power signed by the registered owner(s) must include a signature guarantee by an acceptable guarantor. A guarantee is required for redemptions greater than $100,000 to be paid by check or when you want the redemption proceeds sent to an address other than the address of record, to a person other than the registered shareholder(s) for the account or to a bank account number other than the one previously designated. A signature guarantee is not required for any amount redeemed by ACH transfer or bank wire, as long as you previously designated a bank.

•	In the case of shares held in the name of a corporation, trust, fiduciary or partnership, DST must receive evidence of authority to sign and a stock power with signature(s) guaranteed.

Redemption Proceeds

Payment of the redemption price will generally be made within three business days after receipt of the redemption request in proper form, but may take up to seven

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days. The Trust will not mail redemption proceeds for any shares until checks or ACH transfers received in payment for those shares have cleared, which may take up to 15 days. The Trust normally pays redemption proceeds in the form of a check. If you wish to avoid any such delays, you should purchase your shares via bank wire. You also may have your proceeds sent to your bank account by ACH transfer or bank wire, as long as you identified your bank on the New Account Application or Special Options Form. Proceeds sent by ACH transfer generally will be credited to your account on the second business day after the redemption. Proceeds sent by bank wire generally will be credited on the business day following the redemption, but there is a wire fee that will be deducted from such proceeds. In times of extreme market stress, it may take longer to provide payment of redemption requests. Ask your financial professional for more information.

Redemptions in Kind

The Funds normally pay redemption proceeds in cash up to $250,000 or 1% of a Fund’s total value, whichever is less. The Trust reserves the right to make higher redemption payments in the form of marketable securities or, as needed, other traded assets, which is known as a “redemption in kind.” If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution. Such securities remain subject to market risk until they are sold. You may recognize capital gain or loss upon the disposition of such securities.

Redemption Fee

Beginning on May 1, 2020, shareholders of the Gold Fund will no longer be subject to the redemption fee described in the following paragraphs. Until then, if you sell shares of the Gold Fund within 60 days of purchasing them, you will be subject to a 2% redemption fee on the gross redemption proceeds. The fee is determined using the “first-in-first-out,” or FIFO, calculation methodology, comparing the date of redemption with the earliest purchase date of shares. The Fund may collect the redemption fees by deducting them from the redemption proceeds or, if assessed after a completed redemption transaction (and upon notice to the account holder), by deducting them from any remaining account balance or by directly billing for them.

The Fund may waive or reverse the redemption fee for qualified retirement plans, systematic redemption programs, wrap programs and certain accounts investing through omnibus positions. At the same time, the Fund reserves the right to impose

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redemption fees on such shares. The Fund generally will be dependent on the relevant “intermediary” (for example, the wrap program sponsor or omnibus account holder) in monitoring trading frequency and therefore in applying redemption fees to these shareholders. The ability to assess a redemption fee on the underlying shareholders of such an account, or otherwise monitor and discourage inappropriate short-term trading, may be further limited by systems limitations applicable to these types of accounts.

The Fund may reverse or waive the redemption fee upon application to the Fund. Historically, most such exceptions have been granted in the event of transactions documented as inadvertent or prompted by bona-fide emergencies. The Funds may modify redemption fee policies at any time.

Redemption fees are intended to defray transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fees do not represent a deferred sales charge nor a commission paid to the Distributor. Any fees collected will be retained by the particular Fund (and share class) for the benefit of the remaining shareholders.

Short-Term Trading Policies

The Funds are not vehicles for frequent traders. Frequent trading (including exchanging) of Fund shares, also known as “market timing,” may increase Fund transaction and administration costs and otherwise negatively affect a Fund’s investment program, possibly diluting a Fund’s value to its longer-term investors. For example, short-term investments moving in and out of a Fund may (i) prompt otherwise unnecessary purchases and sales of portfolio securities, thus increasing brokerage costs; (ii) affect the level of cash held by a Fund over time; (iii) affect taxable gains and losses realized by a Fund; or (iv) distract a portfolio manager from the Fund’s longer-term investment strategy.

The Global Fund, Overseas Fund, Global Income Builder Fund and High Income Fund may be particularly susceptible to these risks due to their significant investments in foreign securities. Similarly, the Gold Fund may be susceptible to short-term trading due to the nature of its portfolio holdings. Foreign securities and any relatively illiquid or volatile securities are considered those most likely to be subject to inappropriate short-term trading strategies.

Pursuant to procedures approved by the Board of Trustees, the Funds routinely review shareholder trades to seek to identify and deter inappropriate trading. Specifically, the Funds seek to identify the types of transactions that may be harmful

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to a Fund, either on an individual basis or as part of a pattern. In certain circumstances, and on occasion even involving a trade for which no redemption fee is assessed, the Funds may deem a single trade inappropriate and subject to these procedures. When the Funds identify inappropriate trading activities, the Funds will suspend trading privileges or close the relevant account. At the discretion of the Funds, such a suspension or account closure may be temporary or permanent and may or may not be subject to appeal.

The Funds also may deem investors potential short-term traders (and subject to trading suspensions or account closures without advance notice) based on information unrelated to the specific trades in the investors’ accounts. For example, the Funds may obtain information linking an account to an account previously suspended or closed for inappropriate trading. In addition, a reliable third party may report short-term trading concerns regarding a particular account to the Funds.

The Funds cannot guarantee to identify or prevent every instance of inappropriate trading. Nonetheless, the Funds’ guiding principle is that trading deemed not in the interests of longer-term Fund shareholders will be actively deterred and, when possible, prevented.

In most cases the Funds depend on cooperation from intermediaries in reviewing certain accounts, thereby limiting the Funds’ ability to monitor and discourage inappropriate trading. Although the Funds are committed to seeking the cooperation of intermediaries, the Funds often do not have immediate access to individual account-level activity for those investing through an intermediary (and generally must request information about this account activity rather than receiving it automatically). In addition, not all intermediaries maintain the types of sophisticated transaction tracking systems that permit them to apply the types of reviews applied by the Funds. The Funds do not have any arrangements intended to permit trading in contravention of the policies described in this section. The Funds may modify the short-term trading policies at any time.

Telephone Privileges

Unless you make contrary instructions on the New Account Application or Special Options Form, you will be entitled to make telephone redemptions, conversions and account maintenance requests if you have a preauthorized form on file with the transfer agent. Neither the Funds nor their agents will be liable for following instructions communicated by telephone that the Trust or its agents believe are genuine. The Trust will employ reasonable procedures to confirm the instructions are genuine. Such procedures may include (i) written confirmation of telephone

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transactions; (ii) tape recording telephone conversations; and/or (iii) requiring specific personal information prior to acting upon telephone instructions.

Any owner(s), trustee(s) or other fiduciary entity named in the account registration, investment professional of record and/or other parties who can provide specific personal information will be allowed to initiate telephone transactions. Personal information may include a combination of the following items: (i) the Fund and account number, (ii) the account registration, (iii) the Social Security or tax identification number on the account, (iv) the address of record, (v) designated bank account information and (vi) any other information deemed appropriate to allow access to the account.

Telephone redemption requests received by the Trust or their agents (including authorized dealers, retirement plan administrators or other intermediaries) prior to the close of business on the NYSE on any business day will be processed that day. Such requests received after the close of business on the NYSE will be effective the following business day. Shareholders may not make redemption requests by telephone if the proceeds will be wired to a bank account number or mailed to an address other than the one previously designated by the shareholder. There is a $100,000 maximum for telephone redemptions by check. Certain retirement accounts are not eligible for all the telephone privileges referenced above. Please call 800.334.2143 for more information on telephone privileges.

Systematic Withdrawal Plan

If you own Fund shares with a current net asset value of $10,000 or more, you may use those shares to establish a Systematic Withdrawal Plan that executes withdrawals monthly, quarterly, or annually. A check in a stated amount of at least $50 will be mailed to you on or about the third, 15th, or 25th day of the month. You may not take dividends and distributions on shares invested through a Systematic Withdrawal Plan in cash; instead, you must reinvest them, which will occur at net asset value. A Fund’s shares will be redeemed as necessary to meet withdrawal payments. Withdrawals in excess of dividends and distributions will reduce and may deplete the invested principal, which may result in a gain or loss for tax purposes. It may be inefficient to purchase additional shares while concurrently withdrawing shares, due to the sales charges incurred on purchases. Accordingly, you may not maintain a Systematic Withdrawal Plan while simultaneously making regular purchases. If you establish a new account by check within 15 days of an expected withdrawal date, the Funds will not begin withdrawals until the following month, due to the Funds’

First Eagle Funds | Prospectus | March 1, 202089

Once You Become a Shareholder

15-day hold on check purchases. The Funds may amend or cease to offer the Systematic Withdrawal Plan at any time.

Retirement Plans

The Trust offers a variety of plans that allow investors to save for retirement and defer taxes on any investment income. These offerings include IRAs, Roth IRAs, SEPs and SIMPLE IRAs. Certain investors may not realize the tax benefits of these plans. Therefore, you should consult your tax adviser regarding your eligibility.

Information Regarding State Escheatment Laws

Mutual fund accounts can be considered abandoned property. States increasingly are looking at inactive mutual fund accounts as possible abandoned or unclaimed property. Under certain circumstances, the Fund may be legally obligated to escheat (or transfer) an investor’s account to the appropriate state’s unclaimed property administrator. The Fund will not be liable to investors or their representatives for good faith compliance with state unclaimed or abandoned property (escheatment) laws. If you invest in the Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state escheatment laws.

Escheatment laws vary by state, and states have different criteria for defining inactivity and abandoned property. Generally, a mutual fund account may be subject to “escheatment” (i.e., considered to be abandoned or unclaimed property) if the account owner has not initiated any activity in the account or contacted the fund for an “inactivity period” as specified in applicable state laws. If the Fund is unable to establish contact with an investor, the Fund will determine whether the investor’s account must legally be considered abandoned and whether the assets in the account must be transferred to the appropriate state’s unclaimed property administrator. Typically an investor’s last known address of record determines the state that has jurisdiction.

90First Eagle Funds | Prospectus | March 1, 2020

Information on Dividends, Distributions and Taxes

It is each Fund’s policy to make periodic distributions of net investment income and net realized capital gains, if any. Unless you elect otherwise, your ordinary income dividends and capital gain distributions will be reinvested in additional shares of the same share class of the Fund at net asset value calculated as of the payment date. The Funds pay ordinary income dividends and capital gains distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the net asset value of the Funds will be reduced by the amount of the payment.

Each Fund intends to qualify and has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code. To qualify, a Fund must meet certain income, diversification and distribution requirements. As a regulated investment company, a Fund generally will not be subject to U.S. federal income or excise taxes on ordinary income and capital gains distributed to shareholders within applicable time limits, although foreign-source income received by a Fund may be subject to foreign withholding taxes.

Unless you are investing through a tax-deferred account, such as a 401(k) plan or an individual retirement account, in general, you will be taxed on the ordinary income dividends and capital gains distributions you receive from a Fund, whether you take them as additional shares or in cash. Capital gains distributions may be taxed at different rates, depending on the types of appreciated assets and the length of time the Fund holds the appreciated assets. For example, while capital gain distributions with respect to gain on the sale of appreciated assets held by a Fund for more than one year generally will be taxed to individual shareholders at a maximum rate of 20%, capital gain distributions with respect to the sale of collectibles (such as gold bullion) held by a Fund for more than one year will be taxed to individual shareholders at a maximum rate of 28%. Certain ordinary income dividends paid by a Fund to non-corporate shareholders (including individuals) may be eligible for preferential tax treatment at the rate applied to long-term capital gains. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends and capital gain distributions from the Funds, and gain recognized on a disposition of shares) of certain U.S. individuals, estates and trusts.

Tax issues can be complicated. Please consult your tax adviser about federal, state, or local tax consequences or with any other tax questions you may have.

By February 15 of each year, the Trust will send you a statement showing the tax status of your dividends and distributions for the prior year. There may be tax consequences for shareholders who are nonresident aliens or foreign entities. Please see the Statement of Additional Information for more information.

First Eagle Funds | Prospectus | March 1, 202091

Privacy Notice for Individual Shareholders

The Trust is committed to protecting your privacy. We are providing you with this privacy notice to inform you of how we handle your personal information that we collect and may disclose to our affiliates. If the Trust changes its information practices, we will provide you with notice of any material changes. This privacy policy supersedes any of our previous policies relating to the information you disclose to us.

Why this Privacy Policy Applies to You

You obtained a financial product or service from or through us for personal, family or household purposes when you opened a shareholder account with the Trust, and are therefore covered by this privacy policy.

What We do to Protect Your Personal Information

We protect personal information provided to us by our individual shareholders according to strict standards of security and confidentiality. These standards apply to both our physical facilities and any online services we may provide. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard consumer information. We permit only authorized individuals, who are trained in the proper handling of individual shareholder information and need to access this information to do their job, to have access to this information.

Personal Information that We Collect and May Disclose

As part of providing you with the Trust’s products and services, we may obtain nonpublic personal information about you from the following sources:

•	Information we receive from you on subscription applications or other forms, such as your name, address, telephone number, Social Security number, occupation, assets and income;

•	Information about your transactions with us, our affiliates, or unaffiliated third parties, such as your account balances, payment history and account activity;
•	Information from public records we may access in the ordinary course of business; and
•	Information collected from you online, such as your IP address and date gathered from your browsing activity and location.
92First Eagle Funds | Prospectus | March 1, 2020

Privacy Notice for Individual Shareholders

Categories of Affiliates to Whom We May Disclose Personal Information

We may share personal information about you with affiliates. Our affiliates do business under names that include First Eagle Holdings, Inc., First Eagle Investment Management, LLC, FEF Distributors, LLC, First Eagle Private Credit, LLC, First Eagle Private Credit Advisors LLC and First Eagle Alternative Credit LLC.

You May Limit Marketing Solicitations By Choosing To Opt Out

We offer you the right to opt out from many types of marketing by our affiliates based on your personal information that we collect and share in accordance with this privacy policy. To limit those marketing solicitations, you may call 800.334.2143 indicating your desire not to receive marketing from our affiliates. Should you choose to opt out, your choice will remain in our records until you notify us otherwise, although we may choose to contact you in the future to modify your preference.

When We May Disclose Your Personal Information to Unaffiliated Third Parties

We will only share your personal information collected, as described above, with unaffiliated third parties:

•	At your request;
•

When you authorize us to process or service a transaction or product (unaffiliated third parties in this instance may include service providers such as the Trust’s distributors, registrar and transfer agent for shareholder transactions, and other parties providing individual shareholder servicing, accounting and recordkeeping services);

•

With companies that perform sales and marketing services on our behalf with whom we have agreements to protect the confidentiality of your information and to use the information only for the purposes for which we disclose the information to them; or

•	When required by law to disclose such information to appropriate authorities.

We do not otherwise provide information about you to outside firms, organizations or individuals except to our attorneys, accountants and auditors, and as permitted by law.

First Eagle Funds | Prospectus | March 1, 202093

Privacy Notice for Individual Shareholders

What We do with Personal Information about Our Former Customers

If you decide to discontinue doing business with us, the Trust will continue to adhere to this privacy policy with respect to the information we have in our possession about you and your account following the termination of our shareholder relationship.

94First Eagle Funds | Prospectus | March 1, 2020

How to Reach First Eagle Funds

You can send all requests for information or transactions to:

Regular Mail:

First Eagle Funds
P.O. Box 219324
Kansas City, MO 64121-9324

or

Overnight Mail:

First Eagle Funds
c/o DST Systems, Inc.
330 West 9th Street
Kansas City, MO 64105-1807

You can contact us by telephone at 800.334.2143.

Please visit us online at www.feim.com/individual-investors

First Eagle Funds | Prospectus | March 1, 202095

Financial Highlights

The Financial Highlights Table is intended to help you understand the financial performance of each Fund for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).

Financial highlights information is not available for Class T shares as of the date of this prospectus. These financial highlights describe the performance of a single class of the respective Fund, as indicated, for the fiscal periods indicated. Share classes shown are offered through a separate prospectus. “Total return” shows how much an investment in the fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions.

The Financial Highlights Table shown was audited by the Funds’ independent accountants PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017-6204. The report of PricewaterhouseCoopers (for the Funds’ fiscal year ending October 31, 2019), together with the Funds’ financial statements, are contained in the annual reports for the Funds for that period and are incorporated by reference in the Statement of Additional Information. Annual reports and the Statement of Additional Information are available upon request.

96First Eagle Funds | Prospectus | March 1, 2020

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First Eagle Funds | Prospectus | March 1, 202097

First Eagle Funds

Financial Highlights

	Per share operating performance*											Ratio/Supplemental data

		Investment operations			Less dividends and distributions							Ratios to Average Net Assets of:

Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions	Net asset value, end of period	Total Return(a)	Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers	Operating expenses including earnings credits and/or fee waivers	Net investment income excluding earnings credits and/or fee waivers	Net investment income including earnings credits and/or fee waivers	Portfolio turnover rate

First Eagle Global Fund Class A
October 31, 2019	$56.37	0.64	5.37	6.01	(0.43)	(2.80)	—	(3.23)	$59.15	11.44%	$13,638,545	1.11%	1.11%	1.13%	1.13%	10.26%
October 31, 2018	$60.46	0.49	(2.08)	(1.59)	(0.44)	(2.06)	—	(2.50)	$56.37	(2.82)%	$12,357,124	1.11%	1.11%	0.84%	0.84%	14.91%
October 31, 2017	$56.36	0.25	6.41	6.66	(0.21)	(2.35)	—	(2.56)	$60.46	12.35%	$14,907,330	1.11%	1.11%	0.44%	0.44%	9.67%
October 31, 2016	$53.10	0.30	3.56	3.86	(0.07)	(0.53)	—	(0.60)	$56.36	7.38%	$15,833,531	1.10%	1.10%	0.55%	0.55%	11.54%
October 31, 2015	$54.90	0.28	0.60	0.88	(0.30)	(2.38)	—	(2.68)	$53.10	1.78%	$16,274,867	1.11%	1.11%	0.52%	0.52%	11.28%

First Eagle Overseas Fund Class A
October 31, 2019	$22.71	0.32	2.28	2.60	(0.27)	(0.39)	—	(0.66)	$24.65	11.82%	$2,125,742	1.15%	1.15%	1.38%	1.38%	6.99%
October 31, 2018	$25.33	0.25	(2.03)	(1.78)	(0.40)	(0.44)	—	(0.84)	$22.71	(7.27)%	$2,173,765	1.15%	1.15%	1.04%	1.04%	12.10%
October 31, 2017	$23.86	0.12	2.16	2.28	(0.26)	(0.55)	—	(0.81)	$25.33	9.99%	$3,102,414	1.15%	1.15%	0.51%	0.51%	8.45%
October 31, 2016	$22.62	0.19	1.34	1.53	(0.04)	(0.25)	—	(0.29)	$23.86	6.90%	$3,654,512	1.14%	1.14%	0.84%	0.84%	9.30%
October 31, 2015	$23.18	0.14	0.39	0.53	(0.23)	(0.86)	—	(1.09)	$22.62	2.59%	$4,142,588	1.16%	1.16%	0.60%	0.60%	12.95%

First Eagle U.S. Value Fund Class A
October 31, 2019	$19.89	0.16	1.44	1.60	(0.12)	(2.53)	—	(2.65)	$18.84	9.43%	$613,548	1.16%	1.11%	0.81%	0.86%	8.65%
October 31, 2018	$21.26	0.11	0.31	0.42	(0.03)	(1.76)	—	(1.79)	$19.89	2.01%	$590,922	1.15%	1.10%	0.51%	0.56%	9.05%
October 31, 2017	$20.08	0.06	2.80	2.86	(0.04)	(1.64)	—	(1.68)	$21.26	14.94%	$716,820	1.14%	1.09%	0.24%	0.29%	5.85%
October 31, 2016	$19.82	0.08	1.07	1.15	(0.04)	(0.85)	—	(0.89)	$20.08	6.21%	$817,481	1.11%	1.14%	0.40%	0.37%	10.65%
October 31, 2015	$21.10	0.10	(0.10)	0.00	(0.08)	(1.20)	—	(1.28)	$19.82	0.04%	$966,396	1.14%	1.14%	0.49%	0.49%	15.14%

First Eagle Gold Fund Class A
October 31, 2019	$13.08	(0.04)	5.62	5.58	—	—	—	—	$18.66	42.66%	$386,633	1.29%	1.29%	(0.27)%	(0.27)%	20.01%
October 31, 2018	$16.50	(0.07)	(3.35)	(3.42)	—	—	—	—	$13.08	(20.73)%	$294,509	1.29%	1.29%	(0.45)%	(0.45)%	9.43%
October 31, 2017	$17.99	(0.09)	(1.40)	(1.49)	—	—	—	—	$16.50	(8.28)%	$451,039	1.26%	1.26%	(0.53)%	(0.53)%	7.90%
October 31, 2016	$12.36	(0.11)	5.74	5.63	—	—	—	—	$17.99	45.55%	$566,708	1.27%	1.27%	(0.65)%	(0.65)%	15.82%
October 31, 2015	$13.45	(0.08)	(1.01)	(1.09)	—	—	—	—	$12.36	(8.10)%	$390,521	1.33%	1.33%	(0.57)%	(0.57)%	12.47%

First Eagle Global Income Builder Fund Class A
October 31, 2019	$11.45	0.25	0.70	0.95	(0.25)	—	—	(0.25)	$12.15	8.40%	$392,942	1.18%	1.18%	2.10%	2.10%	25.54%
October 31, 2018	$12.05	0.25	(0.56)	(0.31)	(0.23)	—	(0.06)	(0.29)	$11.45	(2.64)%	$319,003	1.18%	1.18%	2.11%	2.11%	22.15%
October 31, 2017	$10.99	0.28	1.07	1.35	(0.29)	—	—	(0.29)	$12.05	12.39%	$339,792	1.19%	1.19%	2.43%	2.43%	23.18%
October 31, 2016	$10.73	0.34	0.27	0.61	(0.35)	—	—	(0.35)	$10.99	5.76%	$361,605	1.18%	1.18%	3.16%	3.16%	29.76%
October 31, 2015	$11.41	0.35	(0.51)	(0.16)	(0.37)	(0.15)	—	(0.52)	$10.73	(1.39)%	$410,153	1.19%	1.19%	3.16%	3.16%	29.68%

First Eagle High Income Fund Class I
October 31, 2019	$8.81	0.43	(0.10)	0.33	(0.43)	—	—	(0.43)	$8.71	3.84%	$144,532	1.05%	0.95%	4.86%	4.96%	24.19%
October 31, 2018	$9.04	0.49	(0.25)	0.24	(0.47)	—	—	(0.47)	$8.81	2.74%	$184,351	0.97%	0.90%	5.46%	5.53%	24.82%
October 31, 2017	$8.99	0.49	0.05	0.54	(0.48)	—	(0.01)	(0.49)	$9.04	6.15%	$278,660	0.91%	0.86%	5.33%	5.38%	25.77%
October 31, 2016	$8.90	0.58	0.12	0.70	(0.57)	—	(0.04)	(0.61)	$8.99	8.54%	$315,023	0.86%	0.91%	6.83%	6.78%	36.88%
October 31, 2015	$9.96	0.58	(0.96)	(0.38)	(0.59)	(0.09)	—	(0.68)	$8.90	(3.97)%	$472,930	0.83%	0.87%	6.10%	6.06%	31.62%

98First Eagle Funds | Prospectus | March 1, 2020	First Eagle Funds | Prospectus | March 1, 202099

First Eagle Funds

Financial Highlights

	Per share operating performance*												Ratio/Supplemental data

		Investment operations			Less dividends and distributions								Ratios to Average Net Assets of:

Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers	Operating expenses including earnings credits and/or fee waivers	Net investment income excluding earnings credits and/or fee waivers	Net investment income including earnings credits and/or fee waivers	Portfolio turnover rate

First Eagle Fund of America Class Y
October 31, 2019	$31.31	0.04	1.56	1.60	—	(5.61)	—	(5.61)	$27.30	7.62%		$247,674	1.35%	1.33%	0.13%	0.15%	26.42%
October 31, 2018	$39.07	0.09	(4.27)	(4.18)	—	(3.58)	—	(3.58)	$31.31	(11.85)%		$280,977	1.33%	1.33%	0.26%	0.26%	60.29%
October 31, 2017	$33.67	(0.03)	7.58	7.55	(0.08)	(2.07)	—	(2.15)	$39.07	23.54%		$397,293	1.31%	1.31%	(0.09)%	(0.09)%	57.02%
October 31, 2016	$36.56	0.14	(2.03)	(1.89)	(0.00)**	(1.00)	—	(1.00)	$33.67	(5.28	)%(d)	$385,995	1.33%	1.33%	0.40%	0.40%	55.06%
October 31, 2015	$39.35	0.05	(0.02)	0.03	(0.11)	(2.71)	—	(2.82)	$36.56	0.18%		$495,822	1.36%	1.36%	0.12%	0.12%	32.23%

*	Per share amounts have been calculated using the average shares method.
**	Amount represents less than $0.01 per share.
(a)

Does not take into account the sales charge of 5.00% for Class A shares for all Funds, except First Eagle High Income Fund, which has a sales charge of 4.50% and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge. Effective July 8, 2019, with respect to the First Eagle Global Income Builder Fund and the First Eagle Income Yield Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

(d)	In 2016, the Fund received a voluntary reimbursement by the subadviser for a realized investment loss. By excluding this reimbursement, total returns would have been -5.31% for Class Y.

See Notes to Financial Statements.

100First Eagle Funds | Prospectus | March 1, 2020	First Eagle Funds | Prospectus | March 1, 2020101

APPENDIX
Intermediary-Specific Front-End Sales Load and Waiver Terms

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from a Fund (typically meaning through FEF Distributors as a Fund’s principal underwriter) or through an authorized dealer or other financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares through another intermediary to receive these waivers or discounts.

* * * * *

Terms described below for Morgan Stanley Wealth Management may differ from those described elsewhere in the prospectus or SAI.

Morgan Stanley:

Class T shares are available to Morgan Stanley Wealth Management clients who purchase fund shares through a transactional brokerage account, although Class T shares are not yet available as of the date of this prospectus. Other share classes offered through a separate prospectus will not be available to Morgan Stanley Wealth Management clients who purchase mutual funds through a transactional brokerage account.

Sales Charge Waivers

In the event that Class T shares become available for purchase by Morgan Stanley Wealth Management clients the front-end sales charge is waived as follows:

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans; however these plans are eligible to purchase Class T shares through a transactional brokerage account.

•	Morgan Stanley Wealth Management employee and employee-related accounts according to Morgan Stanley’s account linking rules.
•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

A-1

•	Mutual fund shares exchanged from an existing position in the same fund as part of a share class conversion instituted by Morgan Stanley Wealth Management.

Unless specifically described above, no other front-end load waivers are available to mutual fund purchases by Morgan Stanley Wealth Management clients in transactional brokerage accounts.

A-2

Useful Shareholder Information

How to Obtain Our Shareholder Reports

You will be sent copies of the Funds’ annual and semi-annual reports on a regular basis, once you become a shareholder. Semi-annual and annual reports are also available upon request without charge by contacting First Eagle Funds. The annual reports discuss the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year. The annual reports also contain audited financial statements by the First Eagle Funds’ independent accountants.

How to Obtain Our Statement of Additional Information

The Statement of Additional Information is incorporated by reference in this Prospectus and includes additional information about the Funds. The SAI is available to you without charge. To obtain a copy, please contact us via mail or phone, or visit the website (www.feim.com/individual-investors). In addition, you may visit the Securities and Exchange Commission’s (SEC’s) website (www.sec.gov) to view the SAI and other information. Also, you can obtain copies of the SAI, after paying a duplicating fee, by e-mailing: publicinfo@sec.gov.

Distributor FEF Distributors, LLC 1345 Avenue of the Americas New York, NY 10105	Investment Adviser First Eagle Investment Management, LLC 1345 Avenue of the Americas New York, NY 10105

How to Reach First Eagle Funds
Send all shareholder inquiries and requests for other information or transactions to:
First Eagle Funds
P.O. Box 219324
Kansas City, MO 64121-9324
You may contact us by telephone at 800.334.2143

Investment Company Act File Number: 811-07762

First Eagle Investment Management, LLC 1345 Avenue of the Americas, New York, NY 10105-0048 800.334.2143 www.feim.com/individual-investors

STATEMENT OF ADDITIONAL INFORMATION

First Eagle Funds

First Eagle Global Fund
Class A – Ticker SGENX  Class C – Ticker FESGX  Class I – Ticker SGIIX  Class R3 – Ticker EARGX
Class R4 – Ticker EAGRX  Class R5 – Ticker FRGLX  Class R6 – Ticker FEGRX  Class T – Ticker FEGTX
First Eagle Overseas Fund
Class A – Ticker SGOVX  Class C – Ticker FESOX  Class I – Ticker SGOIX  Class R3 – Ticker EAROX
Class R4 – Ticker FIORX  Class R5 – Ticker FEROX  Class R6 – Ticker FEORX  Class T – Ticker FEOTX
First Eagle U.S. Value Fund
Class A – Ticker FEVAX  Class C – Ticker FEVCX  Class I – Ticker FEVIX  Class R3 – Ticker EARVX
Class R4 – Ticker FIVRX  Class R5 – Ticker FERVX  Class R6 – Ticker FEVRX  Class T – Ticker FEVTX
First Eagle Gold Fund
Class A – Ticker SGGDX  Class C – Ticker FEGOX  Class I – Ticker FEGIX  Class R3 – Ticker EAURX
Class R4 – Ticker FIURX  Class R5 – Ticker FERUX  Class R6 – Ticker FEURX  Class T – Ticker FEUTX
First Eagle Global Income Builder Fund
Class A – Ticker FEBAX  Class C – Ticker FEBCX  Class I – Ticker FEBIX  Class R3 – Ticker FBRRX
Class R4 – Ticker FIBRX  Class R5 – Ticker EABRX  Class R6 – Ticker FEBRX  Class T – Ticker FEITX
First Eagle High Income Fund
(formerly named First Eagle High Yield Fund)
Class A – Ticker FEHAX  Class C – Ticker FEHCX  Class I – Ticker FEHIX  Class R3 – Ticker EARHX
Class R4 – Ticker FIHRX  Class R5 – Ticker FERHX  Class R6 – Ticker FEHRX  Class T – Ticker FEHTX
First Eagle Fund of America
Class A – Ticker FEFAX  Class C – Ticker FEAMX  Class Y – Ticker FEAFX  Class I – Ticker FEAIX
Class R3 – Ticker EARFX  Class R4 – Ticker EAFRX  Class R5 – Ticker FERFX
Class R6 – Ticker FEFRX  Class T – Ticker FEFTX

March 1, 2020

1345 Avenue of the Americas
New York, NY 10105
800.334.2143

First Eagle Investment Management, LLC
1345 Avenue of the Americas
New York, NY 10105
Investment Adviser

FEF Distributors, LLC
1345 Avenue of the Americas
New York, NY 10105
Distributor

This Statement of Additional Information provides information about First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund (formerly named First Eagle High Yield Fund) and First Eagle Fund of America, separate portfolios of First Eagle Funds (the “Trust”), an open-end management investment company, which information is in addition to that contained in the Prospectuses of the Trust dated March 1, 2020. This Statement of Additional Information is not a prospectus. It relates to and should be read in conjunction with the Prospectuses of the Trust, copies of which can be obtained by calling the Trust at 800.334.2143 or by visiting www.feim.com/individual-investors.

Certain disclosures, including the Funds’ financial statements and the notes thereto have been incorporated by reference into this Statement of Additional Information from the Trust’s annual reports. For a free copy of the annual reports, please call the Trust at 800.334.2143 or visit www.feim.com/individual-investors.

The Prospectus and the annual reports for Class T shares will not, however, be available on the www.feim.com website until the Funds’ Class T shares are made available for purchase by the general public.

ORGANIZATION OF THE FUNDS

First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund (formerly named First Eagle High Yield Fund), and First Eagle Fund of America (each individually referred to as a “Fund,” collectively, the “Funds” or, alternatively, the “Global Fund,” the “Overseas Fund,” the “U.S. Value Fund,” the “Gold Fund,” the “Global Income Builder Fund,” the “High Income Fund” and the “Fund of America,” respectively) are separate portfolios of First Eagle Funds (the “Trust”) an open-end management investment company. Global Fund, Overseas Fund, U.S. Value Fund, Global Income Builder Fund and High Income Fund are “diversified” within the meaning of Securities and Exchange Commission (the “SEC”) regulations, which generally require that the Fund has 75% or more of its assets invested in securities, no more than 5% of its assets invested in any one security, and that the Fund has no more than 10% of the outstanding shares of any one security. The Trust is a Delaware statutory trust but is a successor business to a Maryland corporation organized in that state in 1993. Each Fund is a separate portfolio of assets and has a different investment objective, which it pursues through separate investment policies, as described below. The High Income Fund commenced operations in its present form on or about December 30, 2011 and, pursuant to a reorganization, is the successor to the Old Mutual High Yield Fund (the “Predecessor Fund”). The Trust’s investment adviser is First Eagle Investment Management, LLC (“FEIM” or the “Adviser”), a registered investment adviser. The Trust’s principal underwriter is FEF Distributors, LLC (“FEF Distributors” or the “Distributor”), a registered broker-dealer located in New York. FEIM is a subsidiary of First Eagle Holdings, Inc. (“FE Holdings”), a privately owned holding company organized under the laws of Delaware.

Pursuant to the laws of Delaware, the Trust’s state of formation, the Board of Trustees of the Trust has adopted By-Laws of the Trust that do not require annual meetings of the Funds’ shareholders. The absence of a requirement that the Trust hold annual meetings of the Funds’ shareholders reduces its expenses. Meetings of shareholders will continue to be held when required by the Investment Company Act of 1940, as amended (the “Investment Company Act” or “1940 Act”), or Delaware law, or when called by the Chairman of the Board of Trustees, the President or shareholders owning 10% of a Fund’s outstanding shares. The cost of any such notice and meeting will be borne by the Funds.

Under the provisions of the Investment Company Act, a vacancy on the Board of Trustees of the Trust may be filled between meetings of the shareholders of the Trust by vote of the Trustees then in office if, immediately after filling such vacancy, at least two-thirds of the Trustees then holding office have been elected to the office of Trustee by the shareholders of the Funds. In the event that at any time less than a majority of the Trustees of the Trust holding office at that time were elected by the shareholders of the Funds, the Board of Trustees or the Chairman of the Board shall, within sixty days, cause a meeting of shareholders to be held for the purpose of electing trustees to fill any vacancies in the Board of Trustees.

The staff of the SEC has advised the Funds that it interprets Section 16(c) of the Investment Company Act, which provides a means for dissident shareholders of common-law trusts to communicate with other shareholders of such trusts and to vote upon the removal of trustees upon the request in writing by the record holders of not less than 10% of the outstanding shares of the trust, to apply to investment companies, such as the Trust, that are incorporated under Delaware law.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

Investment Objectives and Strategies of the Funds

Global Fund. The Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. In seeking to achieve this objective, the Fund will normally invest primarily in common stocks (and securities convertible into common stocks) of U.S. and foreign companies. However, the Fund reserves the right to invest a portion of its assets in other investments, including short-term debt instruments, gold and other precious metals, and futures contracts related to precious metals, and fixed-income securities of domestic or foreign issuers which, in addition to the income they may provide, appear to offer potential for long-term growth of capital. Under normal circumstances, the Global Fund anticipates it will allocate a substantial amount of its assets to foreign investments. That generally means that approximately 40% or more of the Global Fund’s net assets (plus any borrowings for investment purposes) will be allocated to foreign investments (unless market conditions are not deemed favorable by the Global Fund, in which case the Global Fund expects to invest at least 30% of its net assets (plus any borrowings for investment purposes) in foreign investments).

Overseas Fund. The Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. In seeking to achieve this objective, the Overseas Fund invests primarily in equity securities of non-U.S. companies, the majority of which are traded in mature markets, and may invest in emerging markets, fixed-income instruments, short-term debt instruments, gold and other precious metals, and futures contracts related to precious metals. Under normal market conditions, the Overseas Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities.

U.S. Value Fund. The U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The Fund may also invest in gold and other precious metals, and futures contracts related to precious metals.

Gold Fund. The Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. Many investors believe that, historically, a limited exposure to gold-related investments has provided some protection against loss of purchasing power during periods of extensive price inflation and/or following periods of extensive credit expansion. Under normal circumstances, at least 80% of the value of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in gold and/or securities (which may include both equity and, to a limited extent, debt instruments) directly related to gold or issuers principally engaged in the gold industry, including securities of gold mining finance companies as well as operating companies with long, medium or short-life mines. The Fund may also invest in debt and equity instruments unrelated to the gold industry, other precious metals and futures contracts related to precious metals.

Global Income Builder Fund. The Global Income Builder Fund seeks current income generation and long-term growth of capital by investing in a range of asset classes, including dividend-paying equities and corporate and other fixed income instruments, including high-yield debt investment grade and sovereign debt, from markets in the United States and throughout the world. To pursue its investment objective, the Fund will normally invest 80% of its net assets (plus any borrowings for investment purposes) in income-producing securities.

High Income Fund. The High Income Fund seeks to provide investors with a high level of current income. To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield, below investment-grade securities (commonly referred to as “junk bonds”) and instruments. Such high yield instruments may include corporate bonds and loans, municipal bonds, and mortgage-backed and asset backed securities. The Fund may invest in, and count for purposes of this 80% allotment, unrated securities or other instruments deemed by the Adviser to be below investment grade.

Fund of America. The Fund of America seeks capital appreciation by investing primarily in domestic stocks and to a lesser extent in debt and foreign equity securities. Normally at least 80% of Fund of America’s net assets (plus any borrowings for investment purposes) will be invested in domestic equity and debt instruments. The Fund may also invest in repurchase agreements and derivatives.

The Funds have the flexibility to respond promptly to changes in market and economic conditions. For example, a defensive strategy may be warranted during periods of unfavorable market or economic conditions, including periods of market turbulence or periods when prevailing market valuations are higher than those deemed attractive under the investment criteria generally applied on behalf of the Funds.

Under a defensive strategy, the Funds may hold cash and/or invest up to 100% of their assets in high quality debt securities or money market instruments of U.S. or foreign issuers. In such a case, a Fund may not be able to pursue, and may not achieve, its investment objective. It is impossible to predict whether, when or for how long a Fund will employ defensive strategies.

There can be no assurance that a Fund’s stated objective will be realized.

Policies and Techniques Applicable to All Funds

The investment objective of each Fund describes its principal investment strategies. Except as otherwise described below, each of the investment techniques below is considered to be a non-principal technique for each Fund.

For ease of reference, while the discussions below often refer to investments in “securities,” the Funds may invest in many types of assets that include commodities, bank loans, derivatives, etc. A discussion of the risks of particular types of “securities” therefore should be understood to refer to the risks of that type of investment more generally (e.g., foreign securities risks should be understood to describe risks of investing in non-U.S. markets generally, regardless of investment type).

Investment Policies, Techniques and Risks of the Funds

Foreign Investments. Each Fund may (and the Global Fund, the Overseas Fund and the Global Income Builder Fund generally will) invest in foreign securities or other types of foreign investments, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. Investing in foreign securities is a principal investment strategy of the Global Fund, the Global Income Builder Fund, the Overseas Fund and the High Income Fund. The Funds may invest in securities of foreign issuers directly or in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are global offerings where two securities are issued simultaneously in two markets, usually publicly in non-U.S. markets and privately in the U.S. market. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, EDRs, in bearer form, are designed for use in European securities markets, and GDRs are designed for use in the U.S. and European securities markets. Each Fund may invest in both “sponsored” and “unsponsored” ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. The ADR holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. Issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the ADRs. Each Fund (other than Global Income Builder Fund, High Income Fund and Fund of America) does not expect to invest more than 5% of its total assets in unsponsored ADRs.

With respect to portfolio securities or other types of foreign investments that are issued by foreign issuers or denominated in foreign currencies, the investment performance of a Fund is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See also the discussion under “Currency Exchange Transactions.”)

Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts (or other foreign cash management positions) involve certain risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in the rates of exchange between the U.S. dollar and foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities or other investment products; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; less developed or less efficient trading markets; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign custodial or sub-custodial arrangements. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of a Fund may be exposed to risk in circumstances where the custodian/sub-custodian will have no liability.

Although the Funds generally seek to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions or protectionist trade policies, or other adverse political, social or diplomatic developments that could affect investment in these nations. These risks may be more pronounced with respect to investments in emerging markets, as described below.

To the extent a Fund invests in emerging market securities, the Fund may be exposed to market, credit, currency, liquidity, legal, political, technical and other risks different from, and generally greater than, the risks of investing in developed markets. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Investing in the Fund can be an efficient way for an individual to participate in foreign markets, but the cost of investing in foreign markets is higher than the cost of investing in U.S. markets and the expenses of Funds that invest in foreign securities or other markets, including advisory and custody fees, are higher than the expenses of many mutual funds that invest in domestic equities.

Unless specifically noted otherwise, the Adviser will determine an investment’s location based on Bloomberg L.P.’s (“Bloomberg”) determination of the investment’s “country of risk.” The location of commercial paper is determined by the location of the guarantor in the first instance and then “country of risk” as needed. “Country of risk” as defined by Bloomberg can be based on a number of criteria, including an issuer’s country of domicile, the country of the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Restricted and Illiquid Instruments. Each Fund may invest up to 15% of its net assets in illiquid securities, which generally includes any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. A security may be “illiquid” for various reasons, including that it may be subject to legal or contractual restrictions on resale (“restricted securities”). Illiquid securities may be priced at fair value as determined in good faith by the Board of Trustees. Restricted securities that are not illiquid (generally as determined under the analysis in the next paragraph) will not be subject to the 15% limit. Generally, restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the “1933 Act”). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Unanticipated episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows, may limit a Fund’s ability to pay redemptions. To meet redemption requests during periods of illiquidity, a Fund may be forced to sell securities at an unfavorable time and/or unfavorable conditions.

A Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Trustees of the Trust, will consider whether securities purchased under Rule 144A are illiquid and thus subject to a Fund’s restriction on investing in illiquid securities. A determination as to whether a Rule 144A (or similarly restricted) security is liquid is a factual issue requiring an evaluation of a number of factors. In making this determination, which would be made only if consistent with the liquidity risk management program described above, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of the security. Investing in Rule 144A (or similarly restricted) securities could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities if other qualified buyers are unwilling to purchase such securities.

The market for lower-quality debt instruments, including junk bonds, is generally less liquid than the market for higher-quality debt securities, and at times it may become difficult to sell lower-quality debt securities. The High Income Fund, which will invest primarily in lower-quality debt securities, will be subject to greater liquidity risk than would an investment fund investing in higher rated securities. While no risk management program can be fail-safe, the Funds have adopted and implemented a written liquidity risk management program, under the supervision of the Board of Trustees of the Trust, that is believed to be reasonably designed to assess and manage liquidity risk.

Private Investment Funds. Each Fund may invest to a limited extent in private investment funds. Such funds are not registered under the Investment Company Act and are therefore not subject to the extensive regulatory requirements it imposes. Private investment funds typically do not disclose the contents of their portfolios, which may make it difficult for the Funds to independently verify the value of an investment in a private investment fund. In addition, a Fund may not be able to withdraw an investment in a private investment fund except at certain designated times, presenting the risk that a Fund would not be able to withdraw from a private investment fund as soon as desired, especially during periods of volatility in markets in which such a private investment fund invests. Investments in private investment funds may be subject to each Fund’s limitations on investments in “illiquid securities,” as described immediately above. To the extent a Fund invests in private investment funds, its performance will be affected by the performance of those private investment funds.

Investment in Other Investment Companies. Each Fund may invest in other registered investment companies. For example, certain markets are closed in whole or in part to equity investments by foreigners and may be available for investment solely or primarily through such an investment company. Each Fund generally may invest up to 10% of its total assets in shares of other investment companies and up to 5% of its total assets in any one investment company (in each case measured at the time of investment), as long as no investment represents more than 3% of the outstanding voting stock of the acquired investment company at the time of investment. These restrictions do not apply to certain investment companies known as private investment companies and “qualified purchaser” investment companies (described above under “Private Investment Funds”), nor do these restrictions necessarily apply to affiliated fund of funds arrangements, to investments in money market funds, or to investments in certain ETFs (as further described below), subject to specialized SEC “exemptive orders” applicable to those ETFs.

Investment in another investment company may involve the payment of a premium above the value of the issuer’s portfolio securities, and is subject to market availability. In the case of a purchase of shares of such a company in a public offering, the purchase price may include an underwriting spread. The Funds do not intend to invest in such an investment company unless, in the judgment of the Funds’ investment adviser, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, each of these Funds would bear its ratable share of that investment company’s expenses, including its advisory and administration fees. At the same time, each of these Funds would continue to pay its own advisory fees and other expenses. To the extent a Fund invests in other registered investment companies, its performance will be affected by the performance of those other registered investment companies.

Exchange-Traded Funds (“ETFs”). Each Fund may invest in ETFs, which are investment companies or special purpose trusts whose primary objective is to achieve the same rate of return as a particular market index or commodity while trading throughout the day on an exchange. Most ETF shares are sold initially in the primary market in units of 50,000 or more (“creation units”). A creation unit represents a bundle of securities (or other assets) that replicates, or is a representative sample of, the ETF’s holdings and that is deposited with the ETF. Once owned, the individual shares comprising each creation unit are traded on an exchange in secondary market transactions for cash. The secondary market for ETF shares allows them to be readily converted into cash, like commonly traded stocks. The combination of primary and secondary markets permits ETF shares to be traded throughout the day close to the value of the ETF’s underlying holdings. A Fund would purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions.

ETF shares are subject to the same risks as investment companies, as described above. Furthermore, there may be times when the exchange halts trading, in which case a Fund owning ETF shares would be unable to sell them until trading is resumed. In addition, because ETFs often invest in a portfolio of common stocks and “track” a designated index, an overall decline in stocks comprising an ETF’s benchmark index could have a greater impact on the ETF and investors than might be the case in an investment company with a more widely diversified portfolio. Losses could also occur if the ETF is unable to replicate the performance of the chosen benchmark index. ETFs tracking the return of a particular commodity (e.g., gold or oil) are exposed to the volatility and other financial risks relating to commodities investments.

Other risks associated with ETFs include the possibility that: (i) an ETF’s distributions may decline if the issuers of the ETF’s portfolio securities fail to continue to pay dividends; and (ii) under certain circumstances, an ETF could be terminated. Should termination occur, the ETF could have to liquidate its portfolio when the prices for those assets are falling. In addition, inadequate or irregularly provided information about an ETF or its investments, because ETFs are passively managed, could expose investors in ETFs to unknown risks.

Bank Obligations. Each Fund may invest in bank obligations, which may include bank certificates of deposit, time deposits or bankers’ acceptances. Certificates of deposit and time deposits are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Additionally, a Fund may invest in bank loans. These investments potentially expose the Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and the Fund may have difficulty selling them, especially leveraged loans, which can be difficult to value. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. At times, a Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors. (See “Loans” below.)

Credit Risk. The value of the debt securities and other instruments held by each Fund fluctuates with the credit quality, or perceived credit quality, of the issuers of those instruments. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk. Each Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a debt security can cause the price of the debt security to fall, potentially lowering the respective Fund’s share price.

Lower-Rated Debt Instruments. Each Fund may, and High Income Fund generally will, invest in debt instruments, including lower-rated instruments (i.e., instruments rated BB+ or lower by Standard & Poor’s Corporation (“S&P”) or Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), commonly called “junk bonds”) and instruments that are not rated. There are no restrictions as to the ratings of debt securities or other instruments acquired by a Fund or the portion of a Fund’s assets that may be invested in debt securities or other instruments in a particular rating category, except that each of the Overseas Fund and the Gold Fund will not invest more than 20% of its assets in securities or other instruments below investment grade or unrated securities or other instruments considered by the Adviser to be of comparable credit quality. The Fund of America has no current intention of investing more than 5% of its net assets in high yield bonds. The Adviser may also use internal ratings on unrated securities. The High Income Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) under normal market conditions in high yield, below investment-grade securities and instruments. Such high yield instruments may include corporate bonds and loans, municipal bonds and mortgage-backed and asset backed securities. A more complete description of the characteristics of bonds in each rating category is included in the appendix to this Statement of Additional Information.

Securities or other instruments rated BBB by S&P or Baa by Moody’s (the lowest investment grade ratings) are considered to be of medium grade and to have speculative characteristics. Debt securities rated below investment grade are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Although lower-rated debt and comparable unrated debt securities may offer higher yields than do higher-rated securities, they generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which lower-rated and unrated debt securities or other instruments are traded are more limited than those in which higher-rated securities are traded. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities or other instruments, especially in a thinly traded market. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling and valuing its portfolio securities. See “Computation of Net Asset Value.” Analyses of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in lower-rated debt securities, be more dependent upon such creditworthiness analyses than would be the case if the Fund were investing in higher-rated securities. Prices of these securities may be subject to extreme price fluctuations.

Lower-rated debt instruments may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower-rated debt securities have been found in some circumstances to be less sensitive to interest rate changes than higher-rated investments, but are generally more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in lower-rated debt securities’ prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. These issuers may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of lower rated bonds, leaving few or no assets available to repay those bond holders. Adverse changes to the issuer’s industry and general economic conditions may have a greater impact on the prices of lower rated securities than on those of other higher rated fixed-income securities. If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. In addition, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a rating may become stale in that it fails to reflect changes in an issuer’s financial condition.

A more complete description of the characteristics of bonds in each rating category is included in the appendix to this Statement of Additional Information.

Defaulted Securities. Each Fund may invest in securities or debt of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Such investments involve a substantial degree of risk. In any reorganization or liquidation proceeding relating to a company in which a Fund invests, a Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment, and/or may be required to accept payment over an extended period of time. Under such circumstances, the returns generated may not compensate the Fund adequately for the risks assumed. A wide variety of considerations render the outcome of any investment in a financially distressed company uncertain, and the level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties, is unusually high. A Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

There is no assurance that the Adviser will correctly evaluate the intrinsic values of the distressed companies in which the Funds may invest. There is also no assurance that the Adviser will correctly evaluate how such value will be distributed among the different classes of creditors, or that the Adviser will have properly assessed the steps and timing thereof in the bankruptcy or liquidation process. Any one or all of such companies may be unsuccessful in their reorganization and their ability to improve their operating performance. Also, such companies’ securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry, or specific developments within such companies. The Funds may invest in the securities of companies involved in bankruptcy proceedings, reorganizations and financial restructurings and may have a more active participation in the affairs of the issuer than is generally assumed by an investor.

This may subject the Funds to litigation risks or prevent the Funds from disposing of securities. In a bankruptcy or other proceeding, a Fund as a creditor may be unable to enforce its rights in any collateral or may have its security interest in any collateral challenged, disallowed or subordinated to the claims of other creditors. While the Funds will attempt to avoid taking the types of actions that would lead to equitable subordination or creditor liability, there can be no assurance that such claims will not be asserted or that the Funds will be able to successfully defend against them.

Trade Claims. Each Fund may invest in trade claims. Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty and often involved in bankruptcy proceedings. Trade claims offer investors the potential for profits since they are sometimes purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor’s financial position improves or the claim is paid. Investing in trade claims exposes the Funds to various risks similar to those borne by a creditor. Investments in trade claims are also less liquid than investments in publicly traded securities, and there is no guarantee that the debtor will be able to satisfy the obligation on the trade claim. Additionally, there can be restrictions on the purchase, sale, and/or transferability of trade claims during all or part of a bankruptcy or reorganization proceeding. Trade claims are subject to risks not generally associated with standardized securities and instruments due to the nature of the claims purchased. Trade claims may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Interest Rate Risk. Fluctuations in interest rates will affect the values of each Fund. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. Thus, a Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration. The link between interest rates and debt securities tends to be weaker with lower-rated debt securities than with investment grade debt securities.

Prepayment Risk. This risk relates primarily to mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the returns to any Fund invested in mortgage-backed securities. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates. Conversely, rising market interest rates generally result in slower payoffs, which effectively increases the duration of certain debts, heightening interest rate risk and increasing the magnitude of any resulting price declines. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The market for mortgage-backed and asset-backed instruments may be volatile and limited, which may make them difficult to buy or sell.

U.S. Government Securities. Among the types of fixed income securities in which each Fund may invest are United States government obligations. United States government obligations include Treasury Notes, Bonds and Bills which are direct obligations of the United States government backed by the full faith and credit of the United States, and securities issued by agencies and instrumentalities of the United States government (“government-sponsored entities”), which may be (i) guaranteed by the United States Treasury, such as the securities of the Government National Mortgage Association, or (ii) supported by the issuer’s right to borrow from the Treasury and backed by the credit of the federal agency or instrumentality itself, such as securities of the Federal Intermediate Land Banks, Federal Land Banks, Bank of Cooperatives, Federal Home Loan Banks, Tennessee Valley Authority and Farmers Home Administration. Although a Fund may hold securities that carry United States government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. In September of 2008, the U.S. Treasury placed under conservatorship two government-sponsored entities, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, and appointed the Federal Housing Finance Agency (“FHFA”) to manage their daily operations. While these entities remain to date under the conservatorship of the FHFA, long-term, continued operation in government-run conservatorships is not sustainable. In addition, the U.S. Treasury entered into purchase agreements with these two entities to provide them with capital in exchange for senior preferred stock. Generally, their securities are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. In most cases, these securities are supported only by the credit of the issuing entity itself, standing alone.

Municipal Bonds. Government obligations in which the Funds may invest also include municipal securities, which are obligations, often bonds and notes, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest on which is typically exempt from federal income tax.

Municipal bonds are generally considered riskier investments than Treasury securities. The prices and yields on municipal securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the municipal security), general conditions in the market for tax-exempt obligations, the size of a particular offering and the maturity of the obligation and the rating(s) of the issue. Contrary to historical trends, in recent years, the market has encountered downgrades, increased rates of default and lower yields on municipal bonds. This is a product of significant reductions in revenues for many states and municipalities as well as residual effects of a generally weakened economy.

Derivative Transactions. Each Fund may invest in options, futures and swaps and related products which are often referred to as “derivatives.” The use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments such as stocks and bonds. Derivatives may have a return that is tied to a formula based upon an interest rate, index or other measurement which may differ from the return of a simple security of the same maturity. A formula may have a cap or other limitation on the rate of interest to be paid. Derivatives may have varying degrees of volatility at different times, or under different market conditions, and may perform in unanticipated ways.

Each Fund may enter into interest rate, credit default, currency, equity, fixed income and index swaps and the purchase or sale of related caps, floors and collars. A Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, for investment purposes, to deploy cash or to protect against any increase in the price of securities it anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential between them. An index swap is an agreement to swap cash flows on a notional amount based on changes in values of the reference indices. For example, a Fund may agree to swap the return generated from one fixed income index for the return generated by a second fixed income index. Swaps may be used in conjunction with other derivative instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with “caps,” “floors” or “collars.” A “cap” is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A “floor” is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A “collar” is essentially a combination of a long cap and a short floor where the limits are set at different levels.

Each Fund will usually enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. To the extent obligations created thereby may be deemed to constitute senior securities under the Investment Company Act, a Fund will maintain required collateral in a segregated account consisting of liquid assets (alternatively, a Fund may “earmark” or otherwise record on its books the designation of such liquid assets as collateral) in accordance with applicable SEC or SEC staff guidance. The segregation or earmarking of these assets will have the effect of limiting the investment adviser’s ability otherwise to invest those assets.

The use of derivatives by mutual funds is under review by regulators. Depending on the nature of any rule amendments, this may affect how a Fund uses derivatives. Whether those changes will materially impact a Fund cannot be known at this time. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.

Equity-Swap Contracts. Each Fund may enter into both long and short equity-swap contracts. A long equity-swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract. A short equity-swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract.

Each Fund may also enter into equity-swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Equity swaps normally do not involve the delivery of securities or underlying assets.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The risk of loss consists of the net payments that the Fund is contractually obligated to receive, if any. In certain circumstances swap collateral also may be exposed. Since these transactions are offset by segregated (or otherwise “earmarked”) cash or liquid assets, these transactions will not be considered to constitute senior securities under the Investment Company Act.

Special Risks of Over-the-Counter Derivative Transactions. Over-the-Counter (“OTC”) derivative transactions differ from exchange-traded derivative transactions in several respects. OTC derivatives are transacted directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, OTC derivative pricing is normally done by reference to information from market makers, which information is carefully monitored by the Adviser and verified in appropriate cases. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments may ultimately require the clearing and exchange-trading of many OTC derivative instruments that the Commodity Futures Trading Commission (“CFTC”) and SEC defined as “swaps” including non-deliverable foreign exchange forwards, OTC foreign exchange options and swaptions. To date, certain interest rate swaps and credit default swaps are already subject to such requirements. Mandatory exchange trading and clearing requirements have been phased-in based on type of market participant and CFTC approval of contracts for central clearing. The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Funds’ ability to enter into swap agreements.

As OTC derivatives are transacted directly with dealers, there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise. An OTC derivative may only be terminated voluntarily by entering into a closing transaction with the dealer with whom the Fund originally dealt. Any such cancellation may require the Fund to pay a premium to that dealer. In those cases in which a Fund has entered into a covered derivative transaction and cannot voluntarily terminate the derivative, the Fund will not be able to sell the underlying security until the derivative expires or is exercised or different cover is substituted. There is also no assurance that a Fund will be able to liquidate an OTC derivative at any time prior to expiration.

Options Transactions. Certain transactions in options on securities and on stock indices may be useful in limiting a Fund’s investment risk and augmenting its investment return. However, the amount (if any) of a Fund’s assets that will be involved in options transactions is anticipated to be small relative to such Fund’s total assets. Accordingly, it is expected that only a relatively small portion of a Fund’s investment return will be attributable to transactions in options on securities and on stock indices. Each Fund may invest in options transactions involving options on securities and on stock indices that are traded on U.S. and foreign exchanges or in the over-the-counter markets.

A call option is a contract pursuant to which the purchaser, in return for a premium paid, has the right to buy the equity or debt security underlying the option at a specified exercise price at any time during the term of the option. With respect to a call option on a stock index, the purchaser is entitled to receive cash if the underlying stock index rises sufficiently above its level at the time the option was purchased. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying equity or debt security against payment of the exercise price. With respect to a call option on a stock index, the writer has the obligation to deliver cash if the underlying index rises sufficiently above its level when the option was purchased.

A put option gives the purchaser, in return for a premium, the right to sell the underlying equity or debt security at a specified exercise price during the term of the option. With respect to a put option on a stock index, the purchaser is entitled to receive cash if the underlying index falls sufficiently below its level at the time the option was purchased. The writer of the put, who receives the premium, has the obligation to buy the underlying equity or debt security upon exercise at the exercise price. With respect to a put option on a stock index, the writer has the obligation to deliver cash if the underlying index falls sufficiently below its level when the option was purchased. The price of an option will reflect, among other things, the relationship of the exercise price to the market price of the underlying financial instrument or index, the price volatility of the underlying financial instrument or index, the remaining term of the option, supply and demand of such options and interest rates.

One purpose of purchasing call options is to hedge against an increase in the price of securities that a Fund ultimately intends to buy. Hedge protection is provided during the life of the call because a Fund, as the holder of the call, is able to buy the underlying security at the exercise price, and, in the case of a call on a stock index, is entitled to receive cash if the underlying index rises sufficiently. However, if the value of a security underlying a call option or the general market or a market sector does not rise sufficiently when a Fund has purchased a call option on the underlying instrument, that option may result in a loss.

Securities and options exchanges have established limitations on the maximum number of options that an investor or group of investors acting in concert may write. It is possible that the Funds, other mutual funds advised by the Adviser and other clients of the Adviser may be considered such a group. Position limits may restrict a Fund’s ability to purchase or sell options on particular securities and on stock indices.

Covered Option Writing. Each Fund may write “covered” call options on equity or debt securities and on stock indices in seeking to enhance investment return or to hedge against declines in the prices of portfolio securities or may write put options to hedge against increases in the prices of securities which it intends to purchase. A call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian). A put option is “covered” if a Fund maintains cash, Treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or holds on a share-for-share basis a put on the same equity or debt security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written, or lower than the exercise price of the put written if the difference is maintained in a segregated account with its custodian. Alternatively, a call or put option is covered if the Fund “earmarks” or otherwise records on its books the designation of such liquid assets as collateral. One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In the case of a securities call, the writer receives the premium, but has given up the opportunity for profit from a price increase in the underlying security above the exercise price during the option period. In the case of a stock index call, the writer receives the premium, but is obligated to deliver cash if the underlying index rises sufficiently during the option period. Conversely, the put option writer has, in the form of the premium, gained a profit as long as the price of the underlying security or stock index remains above the exercise price, but has assumed an obligation to purchase the underlying security at the exercise price from or deliver cash to the buyer of the put option during the option period. Other “coverage” arrangements also may be used as permitted by applicable law.

Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option, or a moderate increase in the value of securities a Fund intends to purchase in the case of a put option. If a covered option written by a Fund expires unexercised, it will realize income equal to the amount of the premium it received for the option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by a Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Fund.

Options on Market Indices. Each Fund will write call options on broadly based stock and bond market indices only if at the time of writing it holds a portfolio of stocks or bonds listed on such index. When a Fund writes a call option on a broadly based market index, it will generally segregate or put into escrow with its custodian any combination of cash, cash equivalents or “qualified securities” with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A “qualified security” is a security which is listed on a securities exchange or on the NASDAQ against which the Fund has not written a call option and which has not been hedged by the sale of market index futures. Other “coverage” arrangements also may be used as permitted by applicable law.

Index prices may be distorted if trading in certain securities included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, a Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it held, which could result in substantial losses to the Fund.

If a Fund were assigned an exercise notice on a call it has written, it would be required to liquidate portfolio securities in order to satisfy the exercise, unless it has other liquid assets that are sufficient to satisfy the exercise of the call. When a Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time it is able to sell securities in its portfolio. A Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on a security where it would be able to deliver the underlying securities in settlement, a Fund may have to sell part of its securities portfolio in order to make settlement in cash, and the price of such securities might decline before they can be sold. For example, even if an index call which a Fund has written is “covered” by an index call held by the Fund with the same strike price, it will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the Options Clearing Corporation and the close of trading on the date the Fund exercises the call it holds or the time it sells the call, which in either case would occur no earlier than the day following the day the exercise notice was filed.

Futures and Options on Futures. Each Fund may utilize futures contracts and options on futures. These transactions may be effected on securities exchanges or in the over-the-counter market. When purchased over-the-counter, a Fund bears the risk that the counterparty to the contract will be unable or unwilling to perform its obligations. These contracts may also be illiquid and, in such cases, a Fund may have difficulty closing out its position. Engaging in these types of transactions is a specialized activity and involves risk of loss. In addition, engaging in these types of transactions may increase the volatility of returns, because they commonly involve significant “built in” leverage and can be entered into with relatively small “margin” commitments relative to the resulting investment exposure. Futures contracts and similar “derivative” instruments are also subject to the risk of default by the counterparties to the contracts. Each Fund may engage in certain investment techniques which create market exposure, such as dollar rolls.

Each Fund may enter into futures contracts in U.S. markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than U.S. markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits realized could be eliminated by adverse changes in the exchange rate. Transactions on foreign exchanges may include both commodities that are traded on U.S. exchanges and those that are not. Unlike trading on U.S. commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. Successful use of futures also is subject to the investment adviser’s ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

Positions of the SEC and its staff may require a Fund to segregate or earmark liquid assets in connection with its options and futures transactions in an amount generally equal to the value of the underlying option or commodity. The segregation or earmarking of these assets will have the effect of limiting the investment adviser’s ability otherwise to invest those assets. Futures and related options transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC. As a general matter, the Adviser intends to conduct the operations of each Fund in compliance with CFTC Rule 4.5 under the Commodity Exchange Act of 1974 (the “Commodity Exchange Act”), as amended, in order to avoid regulation by the CFTC as a commodity pool operator with respect to the Fund. The Rule 4.5 exemption limits (i) the ability of any Fund to trade in specified “commodity interests” (generally, futures, options on futures, certain foreign exchange transactions, and many swaps) beyond levels approved by the CFTC as de minimis and (ii) the ability of any Fund to market itself as providing investment exposure to such instruments. The regulatory requirements could change at any time and additional regulations could also be adopted, which may adversely affect the Funds.

Commodities and Commodity Contracts. Each Fund, other than the Fund of America, may purchase or sell such precious metals as gold or silver directly or may invest in precious metal commodity contracts and options on such contracts (metals are considered “commodities” under the federal commodities laws). Each Fund also may invest in instruments related to precious metals and other commodities, including structured notes, securities of precious metal finance and operating companies. The Fund of America may not buy or sell commodities or commodity contracts except that the Fund may purchase or sell commodity futures contracts to establish bona fide hedge transactions and may purchase and sell ETFs and their instruments linked to or tracking the performance of commodities.

Gold and other Precious Metals. The Gold Fund maintains a policy of concentrating its investments in gold and gold-related issues. Other Funds may also invest in assets of this nature, including ETFs that hold gold or track the price of gold. Each is therefore susceptible to specific political and other risks affecting the price of gold and other precious metals.

The price of gold has been subject to substantial upward and downward price movements over short periods of time and may be affected by changes in U.S. and foreign regulatory policies, unpredictable international monetary and political policies, such as currency devaluations or revaluations, economic conditions within an individual country, trade imbalances or trade or currency restrictions between countries and world inflation rates and interest rates. The price of gold, in turn, is likely to affect the market prices of securities of companies mining, processing or dealing in gold, and, accordingly, the value of a Fund’s investments in such securities also may be affected.

In addition to investing in precious metal finance and operating companies, each Fund (other than the Fund of America) may also invest directly in precious metals (such as gold bullion) or purchase or sell contracts for their future delivery (“futures contracts,” the risks of which are described above under “Futures and Options on Futures”). The risks related to investing in precious metals directly are similar to those of investing in precious metal finance and operating companies, as described in the Funds’ Prospectuses. There are, however, additional considerations related to such direct precious metal investments, including custody and transaction costs that may be higher than those involving securities. Moreover, holding gold, whether in physical form or book account, results in no income being derived from such holding, unlike securities which may pay dividends or make other current payments. In addition, income derived from trading in gold and certain contracts and derivatives relating to gold must be closely monitored to avoid potentially negative tax consequences.

Each Fund may invest in one or more special-purpose, wholly-owned subsidiaries formed and operated by the Fund to invest directly or indirectly in gold (and to a limited extent other precious metals and commodities). The Funds which currently utilize wholly-owned subsidiaries are the Global Fund, the Overseas Fund, the U.S. Value Fund, and the Gold Fund.

Although the Funds have contractual protections with respect to the credit risk of their custodian, gold held in physical form (even in a segregated account) involves the risk of delay in obtaining the assets in the case of bankruptcy or insolvency of the custodian. This could impair disposition of the assets under those circumstances. Finally, although not currently anticipated, if gold in the future were held in book account, it would involve risks of the credit of the party holding the gold.

Investments through Subsidiaries. Certain of the Funds (currently the Global Fund, the Overseas Fund, the U.S. Value Fund, and the Gold Fund) make investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of their total assets in the Subsidiary. In particular, the Global Fund invests in certain precious metals and related contracts through the First Eagle Global Cayman Fund, Ltd., its wholly owned subsidiary and an exempted company organized under the laws of the Cayman Islands. The Global Fund’s consolidated financial statements include the accounts of this subsidiary, which represented 8.34% of the Global Fund’s net assets as of October 31, 2019. The Overseas Fund invests in certain precious metals and related contracts through the First Eagle Overseas Cayman Fund, Ltd., its wholly owned subsidiary and an exempted company organized under the laws of the Cayman Islands. The Overseas Fund’s consolidated financial statements include the accounts of this subsidiary, which represented 7.03% of the Overseas Fund’s net assets as of October 31, 2019. The U.S. Value Fund invests in certain precious metals and related contracts through the First Eagle U.S. Value Cayman Fund, Ltd., its wholly owned subsidiary and an exempted company organized under the laws of the Cayman Islands. The U.S. Value Fund’s consolidated financial statements include the accounts of this subsidiary, which represented 11.17% of the U.S. Value Fund’s net assets as of October 31, 2019. The Gold Fund invests in certain precious metals and related contracts through First Eagle Gold Cayman Fund, Ltd., its wholly owned subsidiary and an exempted company organized under the laws of the Cayman Islands. The Gold Fund’s consolidated financial statements include the accounts of this subsidiary, which represented 22.45% of the Gold Fund’s net assets as of October 31, 2019.

Each Subsidiary is a wholly-owned and controlled subsidiary of the relevant Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, a Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related contracts). A Fund will invest in its Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Unlike the Funds, the Subsidiaries may invest without limitation in commodities and related instruments, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to any investments in commodity-linked derivatives that are applicable to the relevant Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of a Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the relevant Fund. Compliance with the relevant Fund’s investment restrictions generally will be measured on an aggregate basis in respect of the Fund’s and the Subsidiary’s portfolios. The Subsidiaries will comply with the 1940 Act provisions governing affiliate transactions and custody of assets. The relevant Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors. By investing in a Subsidiary, a Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiaries are not registered under the 1940 Act and, unless otherwise noted in this SAI, are not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or a Subsidiary to operate as expected and could adversely affect the Fund.

Currency Exchange Transactions. Each Fund may engage in a currency exchange transaction through a forward currency exchange contract (or other cash management position). A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract (“Forward Contract”) (or other cash management position). A Forward Contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. Forward Contracts are usually entered into with banks and broker-dealers, are not exchange traded and are usually for less than one year.

Currency exchange transactions may involve currencies of the different countries in which the Funds may invest, and may serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. A Fund’s currency transactions may include transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of a Forward Contract (or other cash management position) with respect to specific payables or receivables of a Fund in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a Forward Contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. A Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. In addition to hedging transactions, a Fund’s currency transactions may include those intended to profit from anticipated currency exchange fluctuations, even if not related to any particular Fund transaction or portfolio position, which can result in losses if such fluctuations do not occur as anticipated.

If a Fund enters into a Forward Contract, the custodian bank will, to the extent required (i.e., to the extent that the Forward Contract is not otherwise covered), segregate liquid assets of the Fund having a value equal to the Fund’s commitment under such Forward Contract (alternatively, the Fund may “earmark” or otherwise record on its books the designation of such liquid assets as collateral). At the maturity of a Forward Contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a Forward Contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in Forward Contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new Forward Contract to sell the currency. Should forward prices decline during the period between the date a Fund enters into a Forward Contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Loans. Each Fund (other than the Fund of America) may purchase or sell and, in the case of the Global Income Builder Fund and the High Income Fund, make loans or other direct debt instruments, including loan participations and interests in credit facilities of various types. Investing directly in loans or other direct debt instruments exposes the Funds to various risks similar to those borne by a creditor. Such risks include the risk of default, the risk of delayed repayment, and the risk of inadequate collateral. Investments in loans are also less liquid than investments in publicly traded securities and carry less legal protections in the event of fraud or misrepresentation. Unlike debt instruments that are securities, investments in loans are not regulated by federal securities laws or the SEC. In addition, loan participations involve a risk of insolvency by the lending bank or other financial intermediary. To the extent a Fund invests in a credit facility or other loan commitment under which the lender is obligated to lend monies to the borrower over time or on demand, the Fund could be subject to continuing calls on its assets by the borrower for the duration of the commitment period.

Corporate loans in which a Fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by a Fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as “leveraged buy-out” transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, a Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at an unattractive price. A Fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the Adviser believes are attractive arise.

With respect to its management of investments in bank loans, the Adviser may seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by a Fund or held in a Fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. The Adviser’s decision not to receive Confidential Information may place the Adviser at a disadvantage relative to other investors in loans (which could have an adverse effect on the price a Fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, the Adviser’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that the Adviser’s decision not to receive Confidential Information could adversely affect a Fund’s investment performance.

The Adviser may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a Fund’s portfolio. Possession of such information may in some instances occur despite the Adviser’s efforts to avoid such possession, but in other instances the Adviser may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the Adviser’s ability to trade in these loans for the account of a Fund could potentially be limited by its possession of such information. Such limitations on the Adviser’s ability to trade could have an adverse effect on a Fund by, for example, preventing a Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the Adviser or an affiliate may hold other securities issued by borrowers whose loans may be held in a Fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in a Fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, the Adviser may owe conflicting fiduciary duties to a Fund and other client accounts. The Adviser will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the Adviser’s client accounts collectively held only a single category of the issuer’s securities.

Arbitrage Transactions. Each Fund also may engage in arbitrage transactions involving near contemporaneous purchase of securities on one market and sale of those securities on another market to take advantage of pricing differences between markets. The Funds will incur a gain to the extent that proceeds exceed costs and a loss to the extent that costs exceed proceeds. The risk of an arbitrage transaction, therefore, is that the Funds may not be able to sell securities subject to an arbitrage at prices exceeding the costs of purchasing those securities. The Funds will attempt to limit that risk by effecting arbitrage transactions only when the prices of the securities are confirmed in advance of the trade.

Litigation and Enforcement Risk. Companies involved in significant restructuring tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event a Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying any amounts pursuant to settlements or judgments would be borne by a Fund (directly if it were directly involved or indirectly in the case claims by or against an underlying company or settlements or judgments paid by an underlying company). Further, ownership of companies over certain threshold levels involves additional filing requirements and substantive regulation on such owners, and if a Fund fails to comply with all of these requirements, the Fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.

In addition, there have been a number of widely reported instances of violations of securities laws through the misuse of confidential information. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Furthermore, if persons associated with a company in which any of the Funds invested engages in such violations, that Fund could be exposed to losses.

Securities Issued in PIPE Transactions. Each Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. Securities acquired by a Fund in such transactions are subject to resale restrictions under securities laws. While issuers in PIPE transactions typically agree that they will register the securities for resale by a Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered. In addition, a PIPE issuer may require a Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, a Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by a Fund may be deemed illiquid.

Forward-Settled, When-Issued or Delayed-Delivery Securities. Each Fund may purchase securities on a “forward-settled,” “when-issued” or “delayed-delivery” basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the investment adviser deems it advisable for investment reasons.

At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated or earmarked on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by a Fund, may increase net asset value fluctuation. Forward-settled, when-issued or delayed-delivery securities are subject to the risk that the security will not be issued or that a counterparty will fail to complete the sale or purchase of the security. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price and may forgo any gain in the security’s price.

Securities purchased on a forward-settled, when-issued or delayed-delivery basis are recorded as assets on the day following the purchase and are marked-to-market daily. A Fund will not invest more than 25% of its assets in forward-settled, when-issued or delayed-delivery securities, does not intend to purchase such securities for speculative purposes and will make commitments to purchase securities on a forward-settled, when-issued or delayed-delivery basis with the intention of actually acquiring the securities. However, the Funds reserve the right to sell acquired forward-settled, when-issued or delayed-delivery securities before their settlement dates if deemed advisable.

Repurchase Agreements. Each Fund may purchase securities and concurrently enter into “repurchase agreements.” A repurchase agreement typically involves a purchase of an investment contract from a selling financial institution such as a bank or broker-dealer, which contract is fully secured by government obligations or other debt securities. The agreement provides that the purchaser will sell the underlying securities back to the institution at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price and the resale price represents the interest earned by the purchase, which is unrelated to the coupon rate or maturity of the purchased security. In the event of the bankruptcy or insolvency of the financial institution, the purchaser may be delayed in selling the collateral underlying the repurchase agreement. Further, the law is unsettled regarding the rights of the purchaser if the financial institution which is a party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to the U.S. Bankruptcy Code. Repurchase agreements of greater than seven days maturity may be deemed to be illiquid.

Market Liquidity and Counterparty Credit Risks. While each Fund is subject to limitations on its holdings of illiquid securities (see “Restricted and Illiquid Securities” above), a Fund may experience periods of limited liquidity, or a complete lack of liquidity, of certain of its investments, which may cause the Fund to retain investments longer than anticipated or to dispose of assets at a value that is less than anticipated. Recent years witnessed a liquidity and credit crisis of historic proportions that had a domino effect on financial markets and participants worldwide. While instruments correlated to the residential mortgage market were affected first, ultimately market participants holding a broad range of securities, other financial instruments and commodities and commodities contracts were forced to liquidate investments, often at deeply discounted prices, in order to satisfy margin calls (i.e., repay debt), shore up their cash reserves, or for other reasons. Among other effects, the turmoil led certain brokers and other lenders to at times be unwilling or less willing to finance new investments or to only offer financing for investments on less favorable terms than had been prevailing in the recent past. Although the U.S. Federal Reserve Bank, European Central Bank, and other countries’ central banks injected significant liquidity into markets and otherwise made significant funds, guarantees, and other accommodations available to certain financial institutions, elevated levels of market stress and volatility and impaired liquidity, funding, and credit persist. Market shifts of this nature may cause unexpectedly rapid losses in the value of a Fund’s positions. It is uncertain how long any liquidity or credit crisis will continue.

Credit risk includes the risk that a counterparty or an issuer of securities or other financial instruments will be unable to meet its contractual obligations and fail to deliver, pay for, or otherwise perform a transaction. Credit risk is incurred when a Fund engages in principal-to-principal transactions outside of regulated exchanges, as well as in transactions on certain exchanges that operate without a clearinghouse or similar credit risk-shifting structure. Recently, several prominent financial market participants have failed or nearly failed to perform their contractual obligations when due—creating a period of great uncertainty in the financial markets, government intervention in certain markets and in certain failing institutions, severe credit and liquidity contractions, early terminations of transactions and related arrangements, and suspended and failed payments and deliveries.

Substantial Ownership Positions. Each Fund may accumulate substantial positions in the securities or even gain control of individual companies. At times, a Fund also may seek the right to designate one or more persons to serve on the boards of directors of companies in which they invest. The designation of directors and any other exercise of management or control could expose the assets of a Fund to claims by the underlying company, its security holders and its creditors. Under these circumstances, a Fund might be named as a defendant in a lawsuit or regulatory action. The outcome of such disputes, which may affect the value of a Fund’s positions, may be difficult to anticipate and the possibility of successful claims against a Fund that would require the payout of Fund assets to the claimant(s) cannot be precluded. Substantial ownership positions also may be more difficult or expensive to liquidate. At times regulatory or company-specific requirements may limit or block trading in a company’s securities by those deemed to be company “insiders” (officers, directors and certain large shareholders). These limitations may or may not be related to the possession of a company’s material non-public information.

Borrowing. The Global Income Builder Fund, the High Income Fund and the Fund of America may from time to time increase their ownership of securities above the amounts otherwise possible by borrowing from banks (other than those affiliated with the Trust or any of its affiliates) and investing the borrowed funds. The Global Income Builder Fund, the High Income Fund and the Fund of America also may borrow from those banks to facilitate the meeting of redemption requests or for temporary or emergency purposes and may pledge its assets to secure those borrowings. All of the Funds may borrow from such banks as a temporary measure in exceptional circumstances (e.g., to facilitate the meeting of redemption requests and prevent the fund from being in an overdraft situation), but the Global Fund, Overseas Fund, U.S. Value Fund and Gold Fund may not pledge their assets to secure those borrowings. In accord with the borrowing rules under the Investment Company Act, any borrowings by a Fund will be made only to the extent that the value of its assets, less its liabilities other than borrowings, is equal to at least 300% of all of its borrowings (including reverse repurchase agreements) computed at the time a loan is made. If the value of a Fund’s assets at any time should fail to meet this 300% asset coverage, described above, the Fund, within three days, is required to reduce its aggregate borrowings (including reverse repurchase agreements) to the extent necessary to meet such asset coverage and may have to sell a portion of its investments at a time when independent investment judgment would not indicate such action. Notwithstanding all of the above, except for the Global Income Builder Fund, the High Income Fund and the Fund of America, a Fund’s borrowings may not exceed 10% of its net assets at the time of borrowing, and the Global Fund, Overseas Fund, U.S. Value Fund, Gold Fund, Global Income Builder Fund and High Income Fund will not purchase securities while borrowings exceed 5% of the Fund’s total assets.

Structured Notes. Each Fund may invest in structured notes and/or preferred stock, the value of which is linked to currencies, interest rates, other commodities, indices or other financial indicators. In the case of the Global Fund and U.S. Value Fund, these investments are limited to 5% of the Fund’s assets. Structured securities differ from other types of securities in which the Funds may invest in several respects. For example, the coupon dividend and/or redemption amount at maturity may be increased or decreased depending on changes in the value of the underlying instrument.

Investment in structured securities involves certain risks. In addition to the credit risk of the security’s issuer and the normal risks of price changes in response to changes in interest rates, the redemption amount may decrease as a result of changes in the price of the underlying instrument. Further, in the case of certain structured securities, the coupon and/or dividend may be reduced to zero, and any further declines in the value of the underlying instrument may then reduce the redemption amount payable on maturity. Finally, structured securities may be more volatile than the price of the underlying instrument. (See “Tax Status”).

Lending of Securities. Each Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided outstanding loans do not exceed in the aggregate one-third the value of its total assets and provided that such loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral that is equal to at least the market value, determined daily, of the loaned securities. Each of these Funds, however, may not enter into portfolio lending arrangements with the Adviser or any of its affiliates absent appropriate regulatory relief from applicable prohibitions contained in the Investment Company Act. The advantage of portfolio lending is that the Fund continues to receive payments in lieu of the interest and dividends of the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral, which may be invested in short-term obligations. As voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on their investment in the securities which are subject to the loan. The Fund will pay reasonable finders’, administrative and custodial fees in connection with a loan of securities or may share the interest earned on collateral with the borrower. The Fund of America intends to invest no more than 5% of the value of its net assets in portfolio loans. None of the Global Fund, Overseas Fund, U.S. Value Fund or Gold Fund have a current intention of lending their portfolio securities.

Short Sales. Each Fund (except the Global Fund) may engage in short sales, but the Overseas Fund, the Gold Fund and the U.S. Value Fund may only short “against the box” (meaning they must own the security to be sold short). In doing so, a Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as borrowing costs, which may negatively impact the Fund’s performance. Further, short positions introduce more risk than long positions, because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security, whereas there is no maximum attainable price of the shorted security (though shorting “against the box” effectively limits loss to the amount paid for the security). Thus, securities sold short may have unlimited risk. At all times when a Fund does not own the securities which are sold short, the Fund will maintain cash, cash equivalents and liquid securities equal in value on a daily marked-to-market basis to the securities sold short. In addition, because U.S. market regulations prohibit “naked” short selling, a Fund must, at the time of the shorting transaction, be able to “locate” and have access to the security being shorted as what is referred to as cover for the transaction. Failure to complete or maintain a “locate” would mean that a desired shorting transaction could not be entered into or, if open, maintained. The prospect of such a forced close of the position can cause a Fund to incur expense or loss. Shorting of illiquid securities increases this risk.

Real Estate and Real Estate Investment Trusts. Each Fund may invest in both real estate and real estate investment trusts (“REITs”) (but subject to limits on direct real estate investing by the Funds as set out in the Funds’ fundamental investment restrictions). REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Internal Revenue Code of 1986 as amended (the “Code”). REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exemptions from the Investment Company Act. The Funds’ investments in REITs present certain further risks that are unique and in addition to the risks associated with investing directly in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects. REITs whose underlying assets include U.S. long-term healthcare properties, such as nursing, retirement and assisted living homes, may be impacted by U.S. federal regulations concerning the healthcare industry.

The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry.

Master Limited Partnerships. Each Fund may invest in Master Limited Partnerships (“MLPs”). An MLP is a public limited partnership. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for the MLP investor than investors in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. A Fund will not be able to claim a deduction of up to 20% of “qualified publicly traded partnership income” generally available to non-corporate shareholders in respect of income allocated to it by any MLPs or other publicly traded partnerships in which it invests. Absent any additional guidance, the law also does not allow non-corporate shareholders to claim a deduction in respect of Fund dividends attributable to any such income.

Oil and Gas Investments. Each Fund may invest in oil and gas related assets, including oil royalty trusts that are traded on national securities exchanges (but subject to limits on purchasing and selling physical commodities as set out in the Fund’s fundamental investment restrictions). Oil royalty trusts are income trusts that own or control oil and gas operating companies. Oil royalty trusts pay out substantially all of the cash flow they receive from the production and sale of underlying crude oil and natural gas reserves to shareholders (unitholders) in the form of monthly dividends (distributions). As a result of distributing the bulk of their cash flow to unitholders, royalty trusts are effectively precluded from internally originating new oil and gas prospects. Therefore, these royalty trusts typically grow through acquisition of producing companies or those with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt. Consequently, oil royalty trusts are considered less exposed to the uncertainties faced by a traditional exploration and production corporation. However, they are still exposed to commodity risk and reserve risk, as well as operating risk.

Cyber Security Risk. A breach in cyber security refers to both intentional and unintentional events that may cause the Funds to lose proprietary information, suffer data corruption, or lose operational capacity. The Funds, and their service providers, may be prone to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Funds or their Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Funds’ ability to calculate their net asset values, cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investment in such companies to lose value.

Brexit. Structural stresses in the European Union have been a source of continuing global economic and market uncertainty over several years. With a majority of that country’s electorate voting in a June 2016 referendum for the United Kingdom’s withdrawal from the European Union (“Brexit”), those uncertainties have become more pronounced. On March 29, 2017, the United Kingdom formally notified the European Council of its intention to withdraw from the European Union and begin the two-year period set out for withdrawal discussions in the Treaty on European Union. After several extensions to this period, the United Kingdom left the European Union on January 31, 2020 (the “Exit Day”). European Union laws continue to apply in the United Kingdom for a transitional period following Exit Day until December 31, 2020 under the withdrawal agreement struck between the United Kingdom and the European Union. In any event, the United Kingdom has undertaken a process of “on-shoring” all European Union legislation, pursuant to which there appears, at this stage, to be no policy changes to European Union law. However, the terms of the United Kingdom’s future relationship with the European Union remain unclear. Depending on the terms of Brexit, businesses in the United Kingdom could be required to trade into the European Union under the World Trade Organization terms rather than under the existing single European Union market provisions and would lose the benefit of the global trade deals negotiated by the European Union on behalf of its members, instead relying on new trade deals negotiated by the United Kingdom. The United Kingdom has said it is seeking to roll over trade on European Union terms but in favor of the United Kingdom only. The Brexit vote and the perceptions as to the impact of the withdrawal of the United Kingdom following the transitional period may be adversely affecting business activity and economic conditions across Europe. The nature of the United Kingdom’s exit and future relationship with the European Union has potentially major implications for business, including on the performance of contracts in existence at the date of Brexit. The economic outlook could be further adversely affected by the risk that one or more additional European Union countries could come under increasing pressure to leave the European Union as well, the risk of a greater push for independence by Scotland, Northern Ireland, Catalonia or other regions within the European Union member states, or the risk that the euro as the single currency of the European Union could cease to exist. Any of these developments, or the perception that any of these developments are likely to occur, could have a material adverse effect on economic growth or business activity in the United Kingdom and the European Union (and potentially more globally), result in the relocation of businesses, cause business interruptions, lead to economic recession or depression, and impact the stability of financial markets or financial institutions and the financial and monetary system.

LIBOR. Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the United Kingdom Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting a Fund’s performance or net asset value. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Fund.

Recent Market Conditions and Events. Stresses associated with the 2008 financial crisis in the United States and global economies peaked approximately a decade ago. But periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, continue to recur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in Wuhan City, Hubei Province, China and has now been detected internationally. The virus, named “SARS-CoV-2” (sometimes referred to as the “corona virus” and abbreviated as “COVID-19”) has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of COVID-19, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. The impact may be short term or may last for an extended period of time.

Additional Policies Applicable to the Fund of America

Warrants. The Fund of America may invest in warrants (in addition to those that have been acquired in units or attached to other securities) but does not currently intend to invest more than 5% of the value of its net assets (at the time of investment) in such warrants. A warrant is an option to purchase a specified quantity of equity or debt securities at a set price within a specific period of time.

Reverse Repurchase Agreements. A reverse repurchase agreement involves the sale of a debt security owned by a fund coupled with an agreement by such fund to repurchase the instrument at a stated price, date and interest payment. The Fund of America will use the proceeds of a reverse repurchase agreement to purchase other debt securities or to enter into repurchase agreements maturing not later than the expiration of the prior reverse repurchase agreement. When the Fund enters into a reverse repurchase agreement, it will have securities designated to repurchase its securities.

The Fund of America will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Under the Investment Company Act, reverse repurchase agreements will be considered to be borrowings by the Fund and, therefore, may be subject to the same risks involved in any borrowing. The Fund may not enter into a reverse repurchase agreement if, as a result, its current obligations under such agreements would exceed one-third the value of its net assets computed at the time the reverse repurchase agreement is entered into. The Fund of America does not intend to invest more than 5% of the value of its net assets in reverse repurchase agreements.

Change of Objective

The investment objective of each Fund (other than the Global Fund) is not a fundamental policy and, accordingly, may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified a minimum of 60 days in advance of any change in investment objective. The investment objective of the Global Fund, on the other hand, is a fundamental policy of the Fund and may not be changed without shareholder approval. Shareholder approval also is required to change any Fund’s policy that is listed as “fundamental” below. Generally, the required shareholder vote is specified by the 1940 Act as a majority of the Fund’s outstanding voting securities, which means for purposes of the Act (A) a vote of 67% or more of the voting securities present at a meeting of shareholders where at least 50% of the total outstanding voting securities are present at the meeting, or (B) a vote of more than 50% of the outstanding voting securities, whichever is less.

Investment Restrictions of the Global Fund, Overseas Fund, U.S. Value Fund and Gold Fund

In pursuing its investment objective, each Fund (listed above and except as otherwise noted) will not:

1.

(Global Fund, Overseas Fund and U.S. Value Fund) — With respect to 75% of the value of a Fund’s total assets, invest more than 5% of its total assets (valued at time of investment) in securities of any one issuer, except securities issued or guaranteed by the government of the United States, or any of its agencies or instrumentalities, or acquire securities of any one issuer which, at the time of investment, represent more than 10% of the voting securities of the issuer;

2.

Issue senior securities or borrow money except unsecured borrowings from banks as a temporary measure in exceptional circumstances, and such borrowings may not exceed 10% of a Fund’s net assets at the time of the borrowing. A Fund will not purchase securities while borrowings exceed 5% of its total assets;

3.	(Gold Fund) — Change its sub-classification under the Investment Company Act from non-diversified to diversified;

4.

(Overseas Fund and Gold Fund) — Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry other than U.S. Government Securities (except that the Gold Fund will, as a matter of fundamental policy, concentrate its investments in the precious metals industry);

5.

(Global Fund and U.S. Value Fund) — Purchase the securities of any issuer if such purchase would cause more than 25% of the value of its total assets to be invested in securities of any one issuer or industry, with the exception of the securities of the United States government and its corporate instrumentalities;

6.

(Global Fund and U.S. Value Fund) — Purchase or sell its portfolio securities from or to any of its officers, trustees or employees, its investment adviser or its principal underwriter, except to the extent that such purchase or sale may be permitted by an order, rule or regulation of the SEC;

7.	Make loans, but this restriction shall not prevent a Fund from

(a) buying a part of an issue of bonds, debentures or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions;

(b) lending portfolio securities*, provided that a Fund may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan); and

(c) purchasing or selling loans or other direct debt instruments, including loan participations;
8.

(Overseas Fund and Gold Fund) — Underwrite the distribution of securities of other issuers; however, a Fund may acquire “restricted” securities which, in the event of a resale, might be required to be registered under the 1933 Act on the grounds that the Fund could be regarded as an underwriter as defined by the 1933 Act with respect to such resale;

9.

(Global Fund and U.S. Value Fund) — Engage in the underwriting of securities of other issuers, except to the extent it may be deemed to be an underwriter in selling portfolio securities as part of an offering registered under the 1933 Act;

10.

(Overseas Fund and Gold Fund) — Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises that invest in real estate or interests in real estate;

11.

(Global Fund and U.S. Value Fund) — Purchase or sell real estate or interests therein, commodities or commodity contracts. The Fund may, however, invest in real estate investment trusts and companies holding real estate and may sell commodities received by it as distributions on portfolio investments. (To the extent the Fund’s portfolio includes a commodity distributed to it, the Fund will be subject to the risk of change in the value of such commodity.) Notwithstanding the foregoing, the Fund may purchase or sell precious metals directly and purchase or sell precious metal commodity contracts or options on such contracts in compliance with applicable commodities laws;

12.

(Overseas Fund and Gold Fund) — Purchase or sell commodities or commodity contracts, except that it may enter into forward contracts and may sell commodities received by it as distributions on portfolio investments (however, the Fund may purchase or sell precious metals directly and purchase or sell precious metal commodity contracts or options on such contracts in compliance with applicable commodities laws);

13.	(Overseas Fund and Gold Fund) — Make margin purchases of securities, except for the use of such short term credits as are needed for clearance of transactions; and
14.	Sell securities short or maintain a short position, except, in the case of the Overseas Fund, the Gold Fund and the U.S. Value Fund, short sales against-the-box.

Restrictions 1 through 14 above (except the portions in parentheses) are treated as “fundamental.” In addition, each Fund is subject to a number of restrictions that may be changed by the Board of Trustees without shareholder approval. Under those non-fundamental restrictions, a Fund will not:

a.	(Global Fund and U.S. Value Fund) — Purchase securities on margin, except for the use of such short term credits as are needed for clearance of transaction;

* The Funds have no present intention of lending their portfolio securities.

b.

(Overseas Fund and Gold Fund) — Invest in oil, gas or other mineral leases or exploration or development programs, although it may invest in marketable securities of enterprises engaged in oil, gas or mineral exploration or development;

c.

(Global Fund and U.S. Value Fund) — Purchase interests in oil, gas or other mineral exploration programs or leases; however, this policy will not prohibit the acquisition of securities of companies engaged in the production, exploration or transmission of oil, gas or other minerals;

d.

(Overseas Fund and Gold Fund) — Invest more than 10% of its net assets (valued at time of investment) in warrants, valued at the lower of cost or market; provided that warrants acquired in units or attached to securities shall be deemed to be without value for purposes of this restriction;

e.

(Global Fund and U.S. Value Fund) — Purchase warrants which are not offered in units or attached to other portfolio securities if, immediately after such purchase, more than 5% of the Fund’s net assets would be invested in such unattached warrants, valued at the lower of cost or market. The Fund will not purchase unattached warrants not listed on the New York or American Stock Exchange if, immediately after such purchase, more than 2% of the Fund’s net assets would be invested in such unattached, unlisted warrants;

f.	(Overseas Fund and Gold Fund) — Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings and investments or in connection with short sales; and
g.

(Global Fund and U.S. Value Fund) — Purchase certificates of deposit except to the extent deemed appropriate for short-term investment purposes or as a defensive measure. The Fund will limit its purchases of certificates of deposit and other short-term bank instruments to those issued by United States banks and savings and loan associations, including foreign branches of such banks, and United States branches or agencies of foreign banks, which have total assets (as of the date of their most recently published financial statements) of at least $1 billion.

In addition, under normal circumstances the Global Fund will invest in at least three foreign countries.

Notwithstanding the foregoing investment restrictions, the Overseas Fund and the Gold Fund may purchase securities pursuant to the exercise of subscription rights, provided that, in the case of the Overseas Fund, such purchase will not result in a Fund’s ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in a Fund’s interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, a Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of a Fund’s portfolio securities with the result that a Fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.

Bank custodians of mutual fund assets typically provide short-term credits to settle and clear fund transactions and then can request repayment by selling fund assets as needed. The Funds do not interpret their limitation on secured borrowings (in fundamental restriction 2 above) to restrict these customary and ordinary course trade settlement practices or other borrowings from the custodian or its affiliates that may give rise to claims on Fund assets under contractual or common law terms distinct from the granting of a security interest. Nor is the customary posting of collateral in connection with a currency or derivatives transaction generally considered a form of secured borrowing for this purpose.

Investment Restrictions of the Global Income Builder Fund

The following investment restrictions are fundamental policies of the Global Income Builder Fund. The Global Income Builder Fund may not:

1.	Issue senior securities other than to evidence borrowings or short sales as permitted;
2.

Borrow money except the Fund may borrow, (i) from banks to purchase or carry securities or other investments, (ii) from banks for temporary or emergency purposes, or (iii) by entering into reverse repurchase agreements, if, immediately after any such borrowing, the value of the Fund’s assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund’s liabilities will not include amounts borrowed). Any such borrowings may be secured or unsecured. The Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur;

3.	Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;
4.	Concentrate its investments in any industry, with the exception of securities issued or guaranteed by the U.S. government, its agencies, and instrumentalities;
5.

Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities or real estate investment trusts;

6.

Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

7.

Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities, and (iii) acquire debt securities;

8.	Make margin purchases of securities, except for the use of such short term credits as are needed for clearance of transactions or otherwise permitted under the 1940 Act.

The following investment restrictions are non-fundamental policies, which may be changed at the discretion of the Board of Trustees. Each of these operate as explanations or interpretations of a fundamental policy of the Global Income Builder Fund. The Global Income Builder Fund may not:

a.

With respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Global Income Builder Fund’s total assets would be invested in the securities of that issuer, or (ii) the Global Income Builder Fund would hold more than 10% of the outstanding voting securities of that issuer.

b.

Borrow money in an amount that exceeds 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Global Income Builder Fund may borrow as a means to incur leverage, for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Global Income Builder Fund may not purchase additional securities when borrowings exceed 5% of its total assets.

c.	Lend more than 33 1/3% of its total assets.

Investment Restrictions of the High Income Fund

The following investment restrictions are fundamental policies of the High Income Fund. The High Income Fund may not:

1.	Change its sub-classification under the Investment Company Act from diversified to non-diversified;
2.	Borrow money or issue senior securities, as defined for purposes of the 1940 Act Laws, Interpretations and Exemptions, except as permitted by the 1940 Act Laws, Interpretations and Exemptions;

3.

Underwrite the securities of other issuers. This restriction does not prevent the High Income Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the High Income Fund may be considered to be an underwriter under the 1933 Act;

4.

Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the High Income Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations. In complying with this restriction, the High Income Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security;
5.

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the High Income Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

6.

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments or as otherwise discussed below. This restriction does not prevent the High Income Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act. Nor does this restriction prevent the High Income Fund from purchasing or selling precious metals directly or purchasing or selling precious metal commodity contracts or options on such contracts;

7.

Make loans except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the High Income Fund from, among other things, purchasing debt obligations, entering repurchase agreements, loaning its assets to broker-dealers or institutional investors or investing in loans, including assignments and participation interests;

The following investment restrictions are non-fundamental policies, which may be changed at the discretion of the Board of Trustees. Each of these operate as explanations or interpretations of a fundamental policy of the High Income Fund. The High Income Fund may not:

a.

With respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the High Income Fund’s total assets would be invested in the securities of that issuer, or (ii) the High Income Fund would hold more than 10% of the outstanding voting securities of that issuer.

b.

Borrow money in an amount that exceeds 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The High Income Fund may borrow as a means to incur leverage, for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The High Income Fund may not purchase additional securities when borrowings exceed 5% of its total assets.

c.	Lend more than 33 1/3% of its total assets.

Except for investments in illiquid securities and borrowing under non-fundamental restriction (b), the foregoing limitations will apply at the time of the purchase of a security. Several of these fundamental investment restrictions include the defined terms “1940 Act Laws, Interpretations and Exemptions.” This term means the Investment Company Act and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief granted to a Fund.

Investment Restrictions of the Fund of America

The following investment restrictions are fundamental policies of the Fund of America. The Fund of America may not:

1.	Change its sub-classification under the Investment Company Act from non-diversified to diversified;
2.

Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow money from a bank (and may pledge its assets to secure such borrowings) directly or through reverse repurchase agreements for securities purchases, or temporarily to facilitate meeting redemption requests or for emergency purposes, and by engaging in reverse repurchase agreements with broker-dealers. The Fund may not, however, borrow money in an aggregate amount exceeding 33 1/3% of the Fund’s net assets. The purchase or sale of securities on a when-issued or delayed-delivery basis and collateral arrangements with respect to futures contracts are not deemed to be a pledge of assets; and neither such arrangements nor investment in over-the-counter derivative transactions or the purchase or sale of options on futures contracts on an exchange are deemed to be the issuance of a senior security;

3.	Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;
4.

Make loans, except through (i) repurchase agreements (repurchase agreements with a maturity of longer than 7 days together with illiquid assets being limited to 15% of the Fund’s net assets) and (ii) loans of portfolio securities;

5.

Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities or real estate investment trusts;

6.	Invest more than 25% of its assets in the securities of issuers engaged in any one industry other than U.S. Government securities; and
7.	Buy or sell commodities or commodity contracts except that the Fund may purchase and sell commodity futures contracts to establish bona fide hedge transactions.

The following investment restrictions are non-fundamental policies, which may be changed at the discretion of the Board of Trustees. The Fund of America may not:

a.

With respect to 50% of the value of its total assets, invest more than 25% of the value of its total assets in the securities of one issuer, and with respect to the other 50% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of one issuer or acquire more than 10% of the outstanding voting securities of a single issuer. This restriction shall not apply to U.S. Government securities;

b.

Purchase securities of any other investment companies, except (i) by purchase in the open market involving only customary brokers’ commissions, (ii) in connection with a merger, consolidation, reorganization or acquisition of assets or (iii) as otherwise permitted by applicable law; and

c.	Pledge, mortgage or hypothecate its assets in an amount exceeding 33 1/3% of its total assets.

Performance

Total Return. From time to time, each Fund advertises its average annual total returns. Returns may be calculated both on a before-tax and an after-tax basis (and are so presented in the Prospectuses with respect to each Fund’s largest and/or oldest share class). Returns are based on past performance and are not an indication of future performance.

Unless otherwise noted, results shown will reflect any fee waivers and/or expense reimbursements in effect during the periods presented. In addition, as the High Income Fund is the successor to the Predecessor Fund pursuant to a reorganization on December 30, 2011, information prior to December 30, 2011 is for the Predecessor Fund. Accordingly, immediately after the reorganization, changes in net asset value of the High Income Fund’s Class I shares were partially impacted by differences in how the High Income Fund and the Predecessor Fund priced portfolio securities. The High Income Fund has adopted the investment performance of the Predecessor Fund as its own.

As noted above, returns may also be calculated on certain after-tax bases under similar assumptions and using similar formulae as specified by the SEC. For example, returns may be calculated after taxes on distributions, which assume reinvestment of the amount of any distributions less applicable taxes on such distributions. Returns may also be calculated after taxes on distributions and the sale (redemption) of Fund shares. After-tax returns assume the highest individual federal income tax rate for each year included in the calculation. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Such returns do not reflect the effect of state and local taxes, nor do they reflect the phase-outs of certain federal exemptions, deductions, and credits at various income levels, or the impact of the federal alternative minimum tax. In addition, actual after-tax returns depend on each investor’s individual tax situation, which may differ from the returns presented. For instance, after-tax returns are not relevant to investors who hold their funds in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Historical performance results for certain classes of shares are not yet available as they are either newly organized or do not yet have a full year’s performance for the periods shown.

Comparison of Portfolio Performance. From time to time the Trust may discuss in sales literature and advertisements, specific performance grades or rankings or other information as published by recognized mutual fund statistical services, such as Morningstar, Inc. or Lipper Analytical Services, Inc., or by publications of general interest such as Barron’s, Business Week, Forbes, Fortune, Kiplinger’s Personal Finance, Money, Morningstar Mutual Funds, The Wall Street Journal or Worth. Criteria associated with the performance grades or rankings may vary widely. Any given performance grade or ranking should not be considered representative of a Fund’s performance for any future period.

Portfolio Turnover. Purchases and sales of portfolio instruments will be made whenever appropriate, in the investment adviser’s view, to achieve a Fund’s investment objective. The rate of portfolio turnover is calculated by dividing the lesser of the cost of purchases or the proceeds from sales of portfolio instruments (excluding short-term U.S. government obligations and other short-term investments) for the particular fiscal year by the monthly average of the value of the portfolio instruments (excluding short-term U.S. government obligations and short-term investments) owned by a Fund during the particular fiscal year. Although higher portfolio turnover rates are likely to result in higher brokerage commissions paid by the Funds, higher levels of realized capital gains and more short-term capital gain (taxable to individuals at ordinary income tax rates) than lower portfolio turnover rates, portfolio turnover is not a limiting factor when management deems portfolio changes appropriate to achieve a Fund’s stated objective.

MANAGEMENT OF THE TRUST

The business of the Trust is managed by its Board of Trustees, which elects officers responsible for the day to day operations of the Funds and for the execution of the policies formulated by the Board of Trustees.

Pertinent information regarding the members of the Board of Trustees and principal officers of the Trust is set forth below. Some of the Trustees and officers are employees of the Adviser and its affiliates. At least a majority of the Trust’s Board of Trustees are not “interested persons” as that term is defined in the Investment Company Act.

INDEPENDENT TRUSTEES(1)

Name, Address and Age	Position(s) Held with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee During Past Five (5) Years
Lisa Anderson 1345 Avenue of the Americas New York, New York 10105 (born October 1950)	Trustee	December 2005 to present	James T. Shotwell Professor Emerita of International Relations, School of International and Public Affairs, Columbia University; prior to January 2016, President of the American University in Cairo	8

Trustee, First Eagle Variable Funds (1 portfolio); Member Emerita, Human Rights Watch; Member, Advisory Board, School of Public Affairs, Sciences Po (Institute of Political Studies), Paris; Trustee, Hertie School of Governance (Berlin); Trustee, Tufts University; Trustee, Aga Khan University

Candace K. Beinecke 1345 Avenue of the Americas New York, New York 10105 (born November 1946)	Trustee (Chair)	December 1999 to present(3)	Senior Partner, Hughes Hubbard & Reed LLP; prior to April 2017, Chair, Hughes Hubbard & Reed LLP	8

Trustee, First Eagle Variable Funds (Chair) (1 portfolio); Board Member, CBS Corporation; Lead Trustee, Vornado Realty Trust; Trustee, Metropolitan Museum of Art; Trustee, Chairman, The Wallace Foundation; Director, Partnership for New York City

Peter W. Davidson 1345 Avenue of the Americas New York, New York 10105 (born May 1959)	Trustee	December 2019 to present	Chief Executive Officer, Aligned Climate Capital LLC; prior to January 2019, Chief Executive Officer, Aligned Intermediary; prior to June 2015, Executive Director of the Loan Program Office at the U.S. Department of Energy	8

Trustee, First Eagle Variable Funds (1 portfolio); Director, Envision Solar International Inc.; Chairman, Summit Ridge Energy; Member, Council on Foreign Relations; Chairman, JM Kaplan Fund; Trustee, St. Ann’s School; Chairman, Greenwood Cemetery

Name, Address and Age	Position(s) Held with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee During Past Five (5) Years
Jean D. Hamilton 1345 Avenue of the Americas New York, New York 10105 (born January 1947)	Trustee	March 2003 to present	Private Investor/ Independent Consultant/Member, Brock Capital Group LLC	8

Trustee, First Eagle Variable Funds (1 portfolio); Director, RenaissanceRe Holdings Ltd; Chairman, Investment Committee, Thomas Cole National Historic Site; Member, Investment Advisory Committee, Liz Claiborne and Art Ortenberg Foundation; prior to June 2012, Director, Four Nations

(1)	Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act.
(2)	The term of office of each Independent Trustee is indefinite.
(3)	Ms. Beinecke also served as a trustee of a predecessor fund to the First Eagle Fund of America since 1996.

Name, Address and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee During Past Five (5) Years
James E. Jordan 1345 Avenue of the Americas New York, New York 10105 (born April 1944)	Trustee	December 1999 to present	Private Investor and Independent Consultant	8

Trustee, First Eagle Variable Funds (1 portfolio); Director, JZ Capital Partners, Plc. (Guernsey investment trust company); Director, Alpha Andromeda Investment Trust Co., S.A.; Board of Overseers, Gennadias Library, American School of Classical Studies at Athens; Director, Pro Natura de Yucatan; prior to May 2017, Trustee, World Monuments Fund

William M. Kelly 1345 Avenue of the Americas New York, New York 10105 (born February 1944)	Trustee	December 1999 to present(2)	Private Investor	8

Trustee, First Eagle Variable Funds (1 portfolio); Trustee Emeritus, St. Anselm College; Vice President and Director, Sergei S. Zlinkoff Fund for Medical Research and Education; Savannah Book Festival Investment Committee

Paul J. Lawler 1345 Avenue of the Americas New York, New York 10105 (born May 1948)	Trustee	March 2002 to present	Private Investor	8

Trustee, First Eagle Variable Funds (1 portfolio); Trustee and Audit Chair, The American University in Cairo; Trustee, registered investment companies advised by affiliates of The Blackstone Group Inc. (4 portfolios); Trustee, Ravena Coeymans Historical Society; Trustee, Coeymans Heritage Society

(1)	The term of office of each Independent Trustee is indefinite.
(2)	Mr. Kelly also served as a trustee of a predecessor fund to Fund of America since 1998.

INTERESTED TRUSTEES(1)

Name, Address and Age	Position(s) Held with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee During Past Five (5) Years
John P. Arnhold 1345 Avenue of the Americas New York, New York 10105 (born December 1953)	Trustee	December 1999 to present	Director, First Eagle Holdings, Inc.; Managing Member, Arnhold LLC; prior to July 2017, Director, First Eagle Investment Management LLC; President, First Eagle Funds; President, First Eagle Variable Funds; Director, FEF Distributors, LLC; prior to March 2016, Co-President and Co-CEO First Eagle Holdings, Inc.; CIO and Chairman, First Eagle Investment Management, LLC; CEO and Chairman, FEF Distributors, LLC	8

Trustee, First Eagle Variable Funds (1 portfolio); Chairman and Director, Arnhold Ceramics; Director, The Arnhold Foundation; Director, The Mulago Foundation; Director, WNET.org; Trustee Emeritus, Trinity Episcopal Schools Corp.; Trustee, Jazz at Lincoln Center; Life Trustee, International Tennis Hall of Fame; Advisor, Investment Committee of the USTA; Managing Member, New Eagle Holdings Management Company, LLC; Trustee, UC Santa Barbara Foundation; prior to January 2018, Director, First Eagle Amundi; prior to June 2016, Trustee, Vassar College; Director, Conservation International

Mehdi Mahmud 1345 Avenue of the Americas New York, New York 10105 (born September 1972)	Trustee	September 2019 to present	President and Chief Executive Officer, First Eagle Investment Management, LLC; President, First Eagle Funds and First Eagle Variable Funds; Chief Executive Officer and President, First Eagle Private Credit, LLC; Chief Executive Officer, First Eagle Alternative Credit, LLC; prior to March 2016, Chairman and Chief Executive Officer, Jennison Associates LLC	8	Trustee, First Eagle Variable Funds (1 portfolio); Director, First Eagle Amundi

(1)	Each of Messrs. Arnhold and Mahmud is treated as an Interested Trustee because of the professional roles each holds or has held with the Adviser.

(2)	The term of office of each Interested Trustee is indefinite.

OFFICERS

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five (5) Years
Mehdi Mahmud 1345 Avenue of the Americas New York, New York 10105 (born September 1972)	President	June 2017 to present

President and Chief Executive Officer, First Eagle Investment Management, LLC; President, First Eagle Variable Funds; Director, First Eagle Amundi; Chief Executive Officer and President, First Eagle Private Credit, LLC; Chief Executive Officer, First Eagle Alternative Credit, LLC; prior to March 2016, Chairman and Chief Executive Officer, Jennison Associates LLC; prior to 2012, Vice Chairman and Chief Operating Officer, Jennison Associates LLC

Robert Bruno 1345 Avenue of the Americas New York, New York 10105 (born June 1964)	Senior Vice President	December 1999 to present	Senior Vice President, First Eagle Investment Management, LLC; President, FEF Distributors, LLC; Senior Vice President, First Eagle Variable Funds
Joseph Malone 1345 Avenue of the Americas New York, New York 10105 (born September 1967)	Chief Financial Officer	September 2008 to present	Senior Vice President, First Eagle Investment Management, LLC; Chief Financial Officer, First Eagle Variable Funds
Albert Pisano 1345 Avenue of the Americas New York, New York 10105 (born April 1960)	Chief Compliance Officer	July 2015 to present

Chief Compliance Officer and Senior Vice President, First Eagle Investment Management, LLC; Chief Compliance Officer, First Eagle Variable Funds; prior to June 2014, Director and Chief Compliance Officer of Allianz Global Investors Fund Management LLC, and also served as Deputy Chief Compliance Officer for Allianz Global Investors U.S. LLC

David O’Connor 1345 Avenue of the Americas New York, New York 10105 (born February 1966)	General Counsel	December 2017 to present

General Counsel and Senior Vice President, First Eagle Investment Management, LLC; General Counsel, First Eagle Variable Funds; General Counsel, First Eagle Holdings, Inc.; Secretary and General Counsel, FEF Distributors, LLC; Director, First Eagle Amundi; General Counsel and Secretary, First Eagle Private Credit, LLC; Director, First Eagle Investment Management, Ltd; Senior Vice President and Chief Legal Officer, First Eagle Alternative Credit, LLC; prior to January 2017, Investment Management Consultant; prior to June 2015, Executive Vice President Strategic Investment Initiatives and General Counsel, Delaware Investments

Sheelyn Michael 1345 Avenue of the Americas New York, New York 10105 (born September 1971)	Secretary and Deputy General Counsel	December 2017 to present (Deputy General Counsel); December 2018 to present (Secretary)

Deputy General Counsel and Senior Vice President, First Eagle Investment Management, LLC; Secretary and Deputy General Counsel, First Eagle Variable Funds; Deputy General Counsel and Assistant Secretary, First Eagle Private Credit, LLC; Director, First Eagle Investment Management, Ltd; prior to September 2014, Associate, Dechert LLP

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five (5) Years
Tricia Larkin 1345 Avenue of the Americas New York, New York 10105 (born July 1979)	Treasurer	March 2016 to present	Senior Vice President, First Eagle Investment Management, LLC; Treasurer, First Eagle Variable Funds; prior to March 2016, Vice President of Fund Administration, State Street Corporation
Neal Ashinsky 1345 Avenue of the Americas New York, New York 10105 (born October 1987)	Assistant Treasurer	October 2015 to present

Vice President, First Eagle Investment Management, LLC; Assistant Treasurer, First Eagle Variable Funds; prior to August 2015, Advisory Senior Associate, KPMG LLP; prior to November 2014, Assurance Senior Associate, PwC LLP

Thomas Meyer 1345 Avenue of the Americas New York, New York 10105 (born March 1982)	Assistant Treasurer	April 2018 to present	Assistant Vice President, First Eagle Investment Management, LLC; Assistant Treasurer, First Eagle Variable Funds; prior to September 2017, Assurance Manager, PwC LLP
Michael Luzzatto 1345 Avenue of the Americas New York, New York 10105 (born April 1977)	Vice President	December 2004 to present	Senior Vice President, First Eagle Investment Management, LLC; Vice President, FEF Distributors, LLC; Vice President, First Eagle Variable Funds

(1)

The term of office of each officer is indefinite. Length of time served represents time served as an officer of the Trust (or its predecessor entities), although various positions may have been held during the period.

The following table describes the standing committees of the Board of Trustees of the Trust.

Committee Name	Members	Function(s)	Number of Committee Meetings in the Last Fiscal Year
Audit Committee	Jean D. Hamilton William M. Kelly Paul J. Lawler (Chair)

Reviews the contract between the Trust and its independent registered public accounting firm (in this regard, assists the Board in selecting the independent registered public accounting firm and is responsible for overseeing that firm’s compensation and performance); oversees the audit process, including audit plans; oversees the Funds’ accounting and financial reporting policies, procedures and internal controls and acts as liaison to the independent registered public accounting firm; reviews financial statements contained in reports to regulators and shareholders with fund management and the independent registered public accounting firm; reviews and, as appropriate, approves in advance non-audit services provided by the independent registered public accounting firm to the Trust, the Adviser, and, in certain cases, other affiliates of the Trust.

3

Committee Name	Members	Function(s)	Number of Committee Meetings in the Last Fiscal Year
Nominating and Governance Committee	Lisa Anderson Candace K. Beinecke (Chair) James E. Jordan	Nominates new Independent Trustees of the Trust. (The Nominating and Governance Committee does not consider shareholder recommendations.) Considers various matters relating to the governance and operations of the Board of Trustees, including committee structure and Trustee compensation. Additionally, the Nominating and Governance Committee includes a sub-committee responsible for administering the Trustees’ deferred compensation plan.	3
Board Valuation and Liquidity Committee	John P. Arnhold Jean D. Hamilton (Chair) William M. Kelly

Monitors the execution of the valuation procedures, makes certain determinations in accordance with such procedures, and assists the Board in its oversight of the valuation of the Funds’ securities by FEIM; reviews and approves recommendations by FEIM for changes to the Funds’ valuation policies for submission to the Board for its approval; reviews FEIM’s quarterly presentations on valuation; oversees the implementation of the Funds’ valuation policies by FEIM; determines whether to approve the fair value recommendations for specific investments pursuant to the Funds’ valuation policies; and monitors various matters associated with the Funds’ liquidity risk management program.

			6

The Board of Trustees considers these to be its primary working committees but also organizes additional special or ad hoc committees of the Board from time to time. There currently are two such additional committees, one (as a sub-committee of the Nominating and Governance Committee) responsible for administering the Trustees’ deferred compensation plan, the other responsible for making various determinations as to the insurance policies maintained for the Funds and its Trustees and officers. Ms. Beinecke and Ms. Hamilton are currently the sole Trustees who serve on these additional committees.

Organization of the Board

The Chair of the Board of Trustees is an Independent Trustee, and the Trust has a separate President. The standing committees of the Board are described above.

The organization of the Board of Trustees in this manner reflects the judgment of the Trustees that it is in the interests of the Funds and their shareholders to have an independent member of the Board preside at Board meetings, supervise the Board agenda and otherwise serve as the “lead” Trustee both at meetings and in overseeing the business of the Funds between meetings. It is also the judgment of the Trustees that there are efficiencies in having working committees responsible for or to assist with specific aspects of the Board’s business.

In reaching these judgments, the Trustees considered the Board’s working experience with both its current and past Board leadership and committee structures, legal requirements under applicable law, including the Investment Company Act, the perceived expectations of shareholders, information available on industry practice generally, the number of portfolios within the Trust, the nature of the underlying investment programs, and the relationship between the Trust and its principal service providers. The Board may consider different leadership structures in the future and make changes to these arrangements over time.

Board Oversight of Risk Management

In considering risks related to the Fund, the Board consults and receives reports from officers and personnel of the Fund and the Adviser, who are charged with the day-to-day risk oversight function. Matters regularly reported to the Board include certain risks involving the Fund’s investment portfolio, trading practices, operational matters, financial and accounting controls, and legal and regulatory compliance. The Board does not maintain a specific committee solely devoted to risk management responsibilities, but various standing committees of the Board and occasionally informal working groups of Trustees are involved in oversight of the risk management process. Risk management and Board-related reporting at the Adviser is not centralized in any one person or body.

Trustee Qualifications

All Trustees are expected to demonstrate various personal characteristics appropriate to their position, such as integrity and the exercise of professional care and business judgment. All Trustees also are expected to meet the necessary time commitments for service on the Board. The Board then generally views each Trustee appointment or nomination in the context of the Board’s overall composition and diversity of backgrounds and considers each Trustee’s individual professional experience and service on other boards of directors, as well as his or her current and prior roles (such as committee service) on the Board.

The following summarizes the experience and qualifications of the Trustees:

Dr. Lisa Anderson. Dr. Anderson has significant leadership experience at prominent academic institutions. She is currently serving as the James T. Shotwell Professor Emerita of International Relations at the Columbia University School of International and Public Affairs. Previously, she served as President of the American University in Cairo; Provost of that institution; and Dean of the Columbia School of International and Public Affairs. Dr. Anderson also serves on the boards or steering committees of various research and public affairs organizations. At First Eagle Funds, Dr. Anderson serves on the Board’s Nominating and Governance Committee.

Mr. John Arnhold. Mr. Arnhold has significant executive and investment management experience. He previously was President of the First Eagle Funds and Chief Investment Officer of First Eagle Investment Management, LLC, the investment adviser to the Funds. Mr. Arnhold serves on the board of the Adviser’s holding company and also serves on the boards of various charitable and educational institutions. At First Eagle Funds, Mr. Arnhold serves on the Board Valuation and Liquidity Committee and was previously the Board’s Chairman.

Ms. Candace Beinecke. Ms. Beinecke has significant executive and business advisory experience. She is a Senior Partner, and previously was the Chair, of Hughes Hubbard & Reed LLP, an international law firm. Ms. Beinecke also serves on the boards of an international industrial firm, a major real estate investment trust, a major media company, and various charitable institutions. At First Eagle Funds, Ms. Beinecke serves as Chair of the Board of Trustees, as Chair of the Board’s Nominating and Governance Committee and as a member of two specialized Board Committees (one of which is a subcommittee of the Nominating and Governance Committee).

Mr. Peter Davidson. Mr. Davidson has significant executive and investment management experience. He is the Chief Executive Officer of Aligned Climate Capital LLC, a U.S. registered investment adviser that focuses on investments in climate infrastructure projects. Since September 2016, Mr. Davidson serves as a director of Envision Solar International, Inc., a sustainable technology innovation company based in San Diego, California. Mr. Davidson is also an adjunct professor at Columbia University’s School of International and Political Affairs. In May 2013, Mr. Davidson was appointed by President Obama to serve as the executive director of the Loan Program Office at the U.S. Department of Energy, a position he held until June 2015.

Ms. Jean Hamilton. Ms. Hamilton has significant professional and leadership experience in the financial services industry. Currently engaged as a private investor and consultant, she previously held a number of senior executive positions with Prudential Financial, Inc. Ms. Hamilton also serves on the boards of an international reinsurance and insurance firm and various charitable institutions. At First Eagle Funds, Ms. Hamilton serves on the Board’s Audit Committee, as Chair of the Board Valuation and Liquidity Committee and on two specialized Board Committees (one of which is a sub-committee of the Nominating and Governance Committee).

Mr. James Jordan. Mr. Jordan has lengthy experience in the asset management sector of the financial industry. Currently a private investor, he serves on the board of directors of two international listed investment trust companies, as well as the boards of various charitable and public interest organizations. Previously, he served as President of The William Penn Funds, Inc., a mutual fund management company; as a consultant to The Jordan Company, a private investment banking company; and as Managing Director of First Eagle Investment Management, LLC, the investment adviser to the Funds. At First Eagle Funds, he serves on the Board’s Nominating and Governance Committee.

Mr. William Kelly. Mr. Kelly has significant professional and leadership experience in the financial services industry, with an emphasis on the asset management sector. Currently engaged as a private investor and consultant, he previously was president of the investment management firm of Lingold & Associates. Mr. Kelly also serves on the boards of various academic and charitable institutions. At First Eagle Funds, Mr. Kelly serves on the Board’s Audit Committee and the Board Valuation and Liquidity Committee.

Mr. Paul Lawler. Mr. Lawler has significant portfolio management experience as an institutional investment manager. Currently engaged as a private investor and consultant, he previously served as chief investment officer for the W.K. Kellogg Foundation and in senior investment roles at other prominent not-for-profit organizations. Mr. Lawler also serves on the boards of certain registered investment companies advised by affiliates of The Blackstone Group Inc. and on boards of various charitable institutions. At First Eagle Funds, Mr. Lawler serves as Chair of the Board’s Audit Committee.

Mr. Mehdi Mahmud. Mr. Mahmud has significant executive and investment management experience. Currently, Mr. Mahmud serves as the President and Chief Executive Officer of First Eagle Investment Management, LLC, and President of First Eagle Funds and First Eagle Variable Funds. Prior to that, Mr. Mahmud was Chief Executive Officer and Chairman of the Board of Directors of Jennison Associates LLC. Prior to these roles, he held several senior management positions at Jennison relating to product and business strategy, investment supervision of the firm’s value, small-cap, opportunistic and income-equity capabilities, and oversight of key support areas including institutional, retail and sub-advisory client activities. He has also served in a variety of investment management roles at JP Morgan Investment Management and Credit Suisse Asset Management.

Each Independent Trustee also was nominated based in part on his or her status as a person who is not an “interested person” of the Trust as defined in the Investment Company Act. Descriptions of Trustee experience should not be taken to suggest that any Trustee is expert in a particular subject.

Trustee Emeritus

The Board has created a position of Trustee Emeritus, whereby an incumbent Trustee, in the sole discretion of the Board, may serve as Trustee Emeritus for an initial and renewable two-year term.

A Trustee Emeritus receives no compensation, but will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board meetings (such reimbursements in Mr. Eveillard’s case to be expenses of the Adviser). A Trustee Emeritus will continue to receive relevant materials concerning the Funds, will be invited to attend regularly scheduled quarterly meetings of the Board each year and will be available to consult with the Committees or its representatives at reasonable times upon request. A

Trustee Emeritus does not have any voting rights at Board meetings, is not considered to be a Trustee under either the 1940 Act or Delaware law, and is not subject to election by shareholders of the Funds.

The following summarizes the experience and qualifications of the Trustee Emeritus:

Mr. Jean-Marie Eveillard. Mr. Eveillard has significant portfolio management experience. Currently serving as a Senior Advisor with First Eagle Investment Management, LLC, he was the portfolio manager of Global Fund, Overseas Fund, U.S. Value Fund and Gold Fund from 1979-2004 and again from 2007-2009. Mr. Eveillard has been recognized in the press and by mutual fund ranking organizations as a leading value investor and is the recipient of multiple lifetime achievement awards for his service to the field and long-term record of investment performance. Mr. Eveillard also serves on the board of a French investment advisory firm, a South African money management firm, and various charitable institutions.

Compensation of Trustees and Officers

Effective as of November 1, 2019, Trustees of the Trust who are not Interested Trustees are paid by the Trust and First Eagle Variable Funds an annual fee of $200,000, a fee of $7,500 for each in-person meeting and $1,000 (subject to the discretion of the Chair) for each telephonic meeting of the Trust’s Board of Trustees. Members of each of the Audit Committee and the Board Valuation and Liquidity Committee are paid a fee of $6,000 for each meeting they attend, and the Board Valuation and Liquidity Committee members are paid $1,000 for a telephonic meeting. Members of other committees may be paid a total of $3,500 for each meeting they attend. An executive session held on a separate day from a Board meeting is considered a separate in-person meeting for fee purposes. Effective as of November 1, 2019, the chair of any ad hoc committee formed for the purpose of considering insurance matters is paid a fee of $10,000 per year. Compensation may be paid for meetings of special committees, ad hoc committees or otherwise as the Trustees determine to be appropriate from time to time, though often separate compensation for a committee meeting is not paid when the committee meets on the same day as a full Board meeting. A Trustee also receives an annual fee of $25,000 for serving as the chair of any standing committee of Trustees (except that such additional fee is $35,000 in the case of the Audit Committee). The Chair of the Board of Trustees receives an additional annual fee of $150,000 for serving in that position. Such fees are allocated, generally, between the Trust and First Eagle Variable Funds on a pro rata basis in relationship to their relative net assets. Each Trustee is reimbursed by the Trust for any expenses he or she may incur by reason of attending such meetings or in connection with services he or she may perform for the Trust. During the fiscal year ended October 31, 2019, an aggregate of $2,010,012 was paid, accrued or owed for Trustees’ fees and expenses by the Trust.

The following table sets forth information regarding compensation of Trustees by the Trust and by the fund complex of which the Trust is a part for the fiscal year ended October 31, 2019. Officers of the Trust and Interested Trustees do not receive any compensation from the Trust or any other fund in the fund complex. The Trust does not maintain a retirement plan for its Trustees.

Trustee Compensation Table
Fiscal Year Ended October 31, 2019

Name of Person, Position	Aggregate Compensation Paid or Owed from Registrant	Total Compensation Paid or Owed from Registrant and Fund Complex Paid to Trustees**
Lisa Anderson, Trustee	$226,854	$228,000
John P. Arnhold, Trustee*	$—	$—
Candace K. Beinecke, Trustee	$407,940	$410,000
Peter W. Davidson, Trustee***	$—	$—
Jean D. Hamilton, Trustee	$302,971	$304,500
James E. Jordan, Trustee	$226,854	$228,000
William M. Kelly, Trustee	$271,131	$272,500
Paul J. Lawler, Trustee	$269,141	$270,500
Mehdi Mahmud, Trustee*	$—	$—

*	Interested Trustees are not compensated by the Trust for their services.
**

For this purpose, the registrant consists of seven portfolios of the Trust (Global Fund, Overseas Fund, U.S. Value Fund, Gold Fund, Global Income Builder Fund, High Income Fund and Fund of America). The fund complex consists of these portfolios plus the First Eagle Overseas Variable Fund. As of October 31, 2019, each Trustee served on the board of the Trust and that of the First Eagle Overseas Variable Fund.

***	Appointed December 17, 2019.

In addition, all persons serving as officers of the Trust (including the Funds’ Chief Compliance Officer) are employed by the Adviser and the Adviser seeks reimbursement from the Trust for salary and benefits paid to some of those persons to the extent they provide services eligible for such reimbursement. This reimbursement program is described in more detail under the heading “Investment Advisory and Other Services — Payments to the Adviser and Subadviser.” No reimbursement is sought for compensation of any amount that might be attributable and payable to such a person solely for service as an officer of the Trust. As a separate matter (though such compensation may be covered under the reimbursement program as a matter of convenience), the Trust and the Adviser agree each year as to the relative portion of the compensation of the Chief Compliance Officer to be paid by each party.

Deferred Compensation

In addition to the compensation detailed above, each eligible Trustee may elect to defer a portion of his or her compensation from the First Eagle fund complex. Such amounts grow or decline as if invested in one or more Funds, as selected by the Trustee. Currently, only those Trustees listed below have elected to defer a portion of their Trustee compensation under this program. As of October 31, 2019 the value of such deferred compensation was equal to approximately:

Name of Trustee	Global Fund	Overseas Fund	U.S. Value Fund	Gold Fund	Global Income Builder Fund	High Income Fund	Fund of America
Lisa Anderson	$530,875	$558,416	$311,673	$82,181	—	—	$185,861
Candace K. Beinecke	$2,053,860	$2,219,834	$2,170,313	—	—	—	—
Peter W. Davidson*	—	—	—	—	—	—	—
Jean D. Hamilton	$858,826	$1,009,147	$381,863	$32,834	$470,482	$183,906	$814,692
James Jordan	$245,655	—	—	—	—	—	—
William M. Kelly	$402,267	—	$426,502	—	—	—	$426,209
Paul J. Lawler	$272,149	$84,893	$91,274	$79,344	$85,943	$62,471	$79,292

*	Appointed December 17, 2019.

Additional Information Regarding the Trustees

The following table sets forth information as of December 31, 2019 regarding ownership by the Trustees of the Trust of equity securities of the Trust or any other fund in the same fund complex for which each is also a director or trustee. (“Fund complex” has the same meaning as in the footnote to the Trustee Compensation Table above.) Dollar ranges of ownership are indicated as follows: A = None; B = $1 to $10,000; C = $10,001 to $50,000; D = $50,001 to $100,000; E = over $100,000.

Please note that the table does not reflect the amounts Trustees invest in the Funds through their deferred compensation plan (which amounts are separately detailed in the prior table).

INDEPENDENT TRUSTEES

Name	Dollar Range of Equity Securities in Global Fund	Dollar Range of Equity Securities in Overseas Fund	Dollar Range of Equity Securities in U.S. Value Fund	Dollar Range of Equity Securities in Gold Fund	Dollar Range of Equity Securities in Global Income Builder Fund	Dollar Range of Equity Securities in High Income Fund	Dollar Range of Equity Securities in First Eagle Fund of America	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee
Lisa Anderson	E	A	A	A	C	A	D	E
Candace K. Beinecke*	E	A	E	A	A	A	A	E
Peter W. Davidson**	A	A	A	A	A	A	A	A
Jean Hamilton	E	D	A	A	A	A	A	E
James E. Jordan	E	A	A	E	A	A	E	E
William M. Kelly	E	A	E	A	E	D	E	E
Paul J. Lawler	E	E	E	D	D	C	E	E

*	These amounts do not include holdings as to which Ms. Beinecke has disclaimed beneficial interest.

**	Appointed December 17, 2019.

INTERESTED TRUSTEES

Name	Dollar Range of Equity Securities in Global Fund	Dollar Range of Equity Securities in Overseas Fund	Dollar Range of Equity Securities in U.S. Value Fund	Dollar Range of Equity Securities in Gold Fund	Dollar Range of Equity Securities in Global Income Builder Fund	Dollar Range of Equity Securities in High Income Fund	Dollar Range of Equity Securities in First Eagle Fund of America	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee
John P. Arnhold	E	E	E	E	E	E	E	E
Mehdi Mahmud	E	E	E	E	A	E	A	E

Since January 1, 2018, no independent Trustee who is a trustee of another investment company whose adviser and principal underwriter are FEIM and FEF Distributors, respectively (i.e., First Eagle Variable Funds), has held any other position with (i) the Trust (other than as a Trustee), (ii) an investment company having the same adviser or principal underwriter as the Funds or an adviser or principal underwriter that controls, is controlled by, or is under common control with the Adviser or the Distributor (other than as a Trustee), (iii) the Adviser, the Distributor or other affiliate of the Trust, or (iv) any person controlling, controlled by or under common control with the Adviser or the Distributor. Since January 1, 2019, none of these individuals owns, beneficially or of record, securities issued by (i) the Adviser or the Distributor or (ii) any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or the Distributor. Since January 1, 2018, none of these individuals or their immediate family members has an interest in a transaction with a “related person” of the company. A “related person” is (i) an executive officer of the Trust, (ii) an investment company having the same adviser or principal underwriter as the Funds or an adviser or principal underwriter that controls, is controlled by or is under common control with the Adviser or the Distributor, (iii) an executive officer of such an investment company, (iv) the Adviser or the Distributor, (v) an executive officer of the Adviser or the Distributor, (vi) a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor, or (vii) an executive officer of a person described in clause (vi) above. Mr. Paul Lawler is a Trustee of both the Trust and registered investment companies advised by affiliates of The Blackstone Group Inc. Investment funds associated with Blackstone are among the owners of the Adviser.

The Trust, the Adviser, and the Distributor have adopted a code of ethics under Rule 17j-1 of the Investment Company Act. This code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the Funds of the Trust, with certain exceptions.

As of January 1, 2020, to the knowledge of the Funds, the Trustees and officers of the Trust, as a group, owned beneficially less than 1% of the shares of the beneficial interest of each such Fund. These percentages are based generally on ownership of the shares by the officers and Trustees, their immediate family members, and entities (such as family companies or trusts) whose investment activities they direct. Other entities in which an officer or Trustee has an interest may hold shares of the Funds, but those holdings generally are disregarded.

As of January 1, 2020, to the knowledge of the Funds, the following shareholders owned 5.00% or more of the Funds’ securities:

First Eagle Global Fund:

Class A - Morgan Stanley Smith Barney LLC For The Exclusive Bene of Its Cust 1 New York Plz Fl 12 New York NY 10004-1901 14.28%; Merrill Lynch Pierce Fenner & Smith Inc Attn Transfer Supervisor Mutual Funds Operations 4800 Deer Lake Dr E 3Fl Jacksonville FL 32246-6484 9.06%; Charles Schwab & Co Inc Reinvest Account Attn Mutual Funds-d Jacobs 211 Main Street San Francisco CA 94105-1905 8.79%; Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523 8.77%; National Financial Services LLC FEBO Our Customers 499 Washington Blvd Attn: Mutual Funds Dept - Fl 4 Jersey City NJ 07310-1995 8.49%; Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001 8.47%; Special Custody Account For The Exclusive Benefit of Customers of UBS Financial Services Inc Attn: Department Manager 1000 Harbor Blvd Weehawken NJ 07086-6761 5.67%; Raymond James Omnibus For Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy Saint Petersburg FL 33716-1100 5.42%.

Class C - Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523 18.30%; Merrill Lynch Pierce Fenner & Smith Inc Attn Transfer Supervisor Mutual Funds Operations 4800 Deer Lake Dr E 3Fl Jacksonville FL 32246-6484 16.94%; Raymond James Omnibus For Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy Saint Petersburg FL 33716-1100 8.20%; Morgan Stanley Smith Barney LLC For The Exclusive Bene of Its Cust 1 New York Plz Fl 12 New York NY 10004-1901 8.10%; Special Custody Account For The Exclusive Benefit of Customers of UBS Financial Services Inc Attn: Department Manager 1000 Harbor Blvd Weehawken NJ 07086-6761 7.74%; Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001 7.47%; Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 211 Main St San Francisco CA 94105-1905 7.25%; American Enterprise Investment Svc 707 2nd Ave S Minneapolis MN 55402-2405 6.18%; National Financial Services LLC FEBO Our Customers 499 Washington Blvd Attn: Mutual Funds Dept - Fl 4 Jersey City NJ 07310-1995 5.56%.

Class I - Merrill Lynch Pierce Fenner & Smith Inc Attn Transfer Supervisor Mutual Funds Operations 4800 Deer Lake Dr E 3Fl Jacksonville FL 32246-6484 15.08%; National Financial Services LLC FEBO Our Customers 499 Washington Blvd Attn: Mutual Funds Dept- Fl 4 Jersey City NJ 07310-1995 12.64%; Morgan Stanley Smith Barney LLC For The Exclusive Bene of Its Cust 1 New York Plz Fl 12 New York NY 10004-1901 11.96%; Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523 8.50%; Special Custody Account For The Exclusive Benefit of Customers of UBS Financial Services Inc Attn: Department Manager 1000 Harbor Blvd Weehawken NJ 07086-6761 8.28%; Charles Schwab & Co Inc

Reinvest Account Attn Mutual Funds-D Jacobs 211 Main Street San Francisco CA 94105-1905 7.04%; Raymond James Omnibus For Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy Saint Petersburg FL 33716-1100 6.91%; Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001 6.53%.

Class R3 - Reliance Trust Co Ttee ADP Access Large Market 401k 1100 Abernathy Rd Atlanta GA 30328-5620 97.34%.

Class R4 - State Street Bank Trustee and/or Custodian FBO ADP Access Product 1 Lincoln St Boston MA 02111-2901 92.74%.

Class R5 - First Eagle Investment Management, LLC 1345 Avenue of The Americas Fl 48 Attn Chun Fong New York NY 10105-4300 100.00%.

Class R6 - National Financial Services LLC FEBO Our Customers 499 Washington Blvd Attn: Mutual Funds Dept- Fl 4 Jersey City NJ 07310-1995 36.32%; Pension Plans Masters Trust For Alcoa USA Corp 201 Isabella St Pittsburgh PA 15212-5872 7.89%; The Northern Trust Company As Trustee FBO UBS Financial Services - Dv PO Box 92994 Chicago IL 60675-2994 7.51%; Northern Trust As Trustee FBO PCA Pension-equity Funds PO Box 92956 Chicago IL 60675-2956 6.27%; Charles Schwab & Co Inc Reinvest Account Attn Mutual Funds-D Jacobs 211 Main Street San Francisco CA 94105-1905 5.88%; SEI Private Trust Company c/o Suntrust Id 866 1 Freedom Valley Dr Oaks PA 19456-9989 5.75%.

First Eagle Overseas Fund:

Class A - Charles Schwab & Co Inc Reinvest Account Attn Mutual Funds-d Jacobs 211 Main Street San Francisco CA 94105-1905 21.82%; Morgan Stanley Smith Barney LLC For The Exclusive Bene of Its Cust 1 New York Plz Fl 12 New York NY 10004-1901 11.86%; National Financial Services LLC FEBO Our Customers 499 Washington Blvd Attn: Mutual Funds Dept - Fl 4 Jersey City NJ 07310-1995 11.70%; Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001 7.15%; Merrill Lynch Pierce Fenner & Smith Inc Attn Transfer Supervisor Mutual Funds Operations 4800 Deer Lake Dr E 3Fl Jacksonville FL 32246-6484 6.54%; Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523 6.32%.

Class C - Morgan Stanley Smith Barney LLC For The Exclusive Bene of Its Cust 1 New York Plz Fl 12 New York NY 10004-1901 17.84%; Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523 17.27%; Merrill Lynch Pierce Fenner & Smith Inc Attn Transfer Supervisor Mutual Funds Operations 4800 Deer Lake Dr E 3Fl Jacksonville FL 32246-6484 14.63%; Special Custody Account For The Exclusive Benefit of Customers of UBS Financial Services Inc Attn: Department Manager 1000 Harbor Blvd Weehawken NJ 07086-6761 9.31%; Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 211 Main St San Francisco CA 94105-1905 7.31%; Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001 6.96%; Raymond James Omnibus For Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy Saint Petersburg FL 33716-1100 6.61%; National Financial Services LLC FEBO Our Customers 499 Washington Blvd Attn: Mutual Funds Dept - Fl 4 Jersey City NJ 07310-1995 5.93%.

Class I - Morgan Stanley Smith Barney LLC For The Exclusive Bene of Its Cust 1 New York Plz Fl 12 New York NY 10004-1901 17.60%; Charles Schwab & Co Inc Attn Mutual Fund Ops 211 Main St San Francisco CA 94105-1905 14.51%; National Financial Services LLC FEBO Our Customers 499 Washington Blvd Attn: Mutual Funds Dept- Fl 4 Jersey City NJ 07310-1995 11.97%; Merrill Lynch Pierce Fenner & Smith Inc Attn Transfer Supervisor Mutual Funds Operations 4800 Deer Lake Dr E 3Fl Jacksonville FL 32246-6484 10.22%; Special Custody Account For The Exclusive Benefit of Customers of UBS Financial Services Inc Attn: Department Manager 1000 Harbor Blvd Weehawken NJ 07086-6761 8.59%; Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523 7.70%; Raymond James Omnibus For Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy Saint Petersburg FL 33716-1100 5.52%.

Class R3 - First Eagle Investment Management LLC 1345 Ave of The Americas Fl 48 Attn Chun Fong New York NY 10105-4300 53.55%; Mid Atlantic Trust Company FBO Juno Technologies Inc 401(K) Profit 1251 Waterfront Place, Suite 525 Pittsburgh PA 15222-4228 45.91%.

Class R4 - First Eagle Investment Management LLC 1345 Ave of The Americas Fl 48 Attn Chun Fong New York NY 10105-4300 54.22%; Mid Atlantic Trust Company FBO Laurel Dental Associates PA 401(K) 1251 Waterfront Place, Suite 525 Pittsburgh PA 15222-4228 45.78%.

Class R5 - First Eagle Investment Management, LLC 1345 Ave of The Americas Fl 48 Attn Chun Fong New York NY 10105-4300 54.68%; Mid Atlantic Trust Company FBO Northstar Financial Companies 401( 1251 Waterfront Place, Suite 525 Pittsburgh PA 15222-4228 45.32%.

Class R6 - National Financial Services LLC For The Exclusive Benefit of Customers 499 Washington Blvd Attn: Mutual Funds Dept 4th Fl Jersey City NJ 07310-1995 28.85%; Charles Schwab & Co Inc Reinvest Account Attn Mutual Funds-d Jacobs 211 Main Street San Francisco CA 94105-1905 11.59%; JPMorgan Chase Bank NA Cust As Directed Trustee For The New Fox Master Trust 1211 Avenue of The Americas Fl 31 New York NY 10036-8705 7.94%; Northern Trust Co As Trustee FBO Genuine Parts Dv PO Box 92994 Chicago IL 60675-0001 7.68%; Comerica Bank FBO Dingle PO Box 75000 Mail Code 3446 Detroit MI 48275-0001 6.10%; Comerica Bank FBO Dingle - Erisa PO Box 75000 Msc 3446 Detroit MI 48275-0001 6.09%; 21st Century Fox America Inc Master Trust c/o State Street Bank & Trust 500 S Buena Vista St Burbank CA 91521-0001 5.74%.

First Eagle U.S. Value Fund:

Class A - Edward D Jones & Co For The Benefit of Customers 12555 Manchester Rd Saint Louis MO 63131-3710 13.47%; Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001 11.10%; Morgan Stanley Smith Barney LLC For The Exclusive Bene of Its Cust 1 New York Plz Fl 12 New York NY 10004-1901 8.66%; National Financial Services LLC FEBO Our Customers 499 Washington Blvd Attn: Mutual Funds Dept - Fl 4 Jersey City NJ 07310-1995 8.61%; Merrill Lynch Pierce Fenner & Smith Inc Attn Transfer Supervisor Mutual Funds Operations 4800 Deer Lake Dr E 3Fl Jacksonville FL 32246-6484 8.55%; Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523 7.98%; Raymond James Omnibus For Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy Saint Petersburg FL 33716-1100 6.33%.

Class C - Merrill Lynch Pierce Fenner & Smith Inc Attn Transfer Supervisor Mutual Funds Operations 4800 Deer Lake Dr E 3Fl Jacksonville FL 32246-6484 14.96%; Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523 14.02%; Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001 12.06%; National Financial Services LLC FEBO Our Customers 499 Washington Blvd Attn: Mutual Funds Dept - Fl 4 Jersey City NJ 07310-1995 8.76%; LPL Financial — Omnibus Customer Account — Attn: Mutual Fund Trading 4707 Executive Dr San Diego CA 92121-3091 8.00%; Raymond James Omnibus For Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy Saint Petersburg FL 33716-1100 6.77%; UBS Wm USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd Weehawken NJ 07086-6761 5.80%; Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 211 Main St San Francisco CA 94105-1905 5.77%.

Class I - Merrill Lynch Pierce Fenner & Smith Inc Attn Transfer Supervisor Mutual Funds Operations 4800 Deer Lake Dr E 3Fl Jacksonville FL 32246-6484 26.97%; Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523 10.19%; Morgan Stanley Smith Barney LLC For The Exclusive Bene of Its Cust 1 New York Plz Fl 12 New York NY 10004-1901 7.77%; National Financial Services LLC FEBO Our Customers 499 Washington Blvd Attn: Mutual Funds Dept- Fl 4 Jersey City NJ 07310-1995 7.49%; Raymond James Omnibus For Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy Saint Petersburg FL 33716-1100 6.65%; Special Custody Account For The Exclusive Benefit of Customers of UBS Financial Services Inc Attn: Department Manager 1000 Harbor Blvd Weehawken NJ 07086-6761 6.30%.

Class R3 - First Eagle Investment Management LLC 1345 Ave of The Americas Fl 48 Attn Chun Fong New York NY 10105-4300 100.00%.

Class R4 - First Eagle Investment Management, LLC 1345 Avenue of The Americas Fl 48 Attn Chun Fong New York NY 10105-4300 100.00%.

Class R5 - First Eagle Investment Management, LLC 1345 Avenue of The Americas Fl 48 Attn Chun Fong New York NY 10105-4300 100%.

Class R6 - Charles Schwab & Co Inc Reinvest Account Attn Mutual Funds-d Jacobs 211 Main Street San Francisco CA 94105-1905 81.12%.

First Eagle Gold Fund:

Class A - National Financial Services LLC FEBO Our Customers 499 Washington Blvd Attn: Mutual Funds Dept - Fl 4 Jersey City NJ 07310-1995 17.39%; Charles Schwab & Co Inc Reinvest Account Attn Mutual Funds-d Jacobs 211 Main Street San Francisco CA 94105-1905 15.95%; Wells Fargo Clearing Services LLC Special Custody Acct For

The Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523 9.03%; Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001 7.98%; Edward D Jones & Co For The Benefit of Customers 12555 Manchester Rd Saint Louis MO 63131-3710 5.95%; Morgan Stanley Smith Barney LLC For The Exclusive Bene of Its Cust 1 New York Plz Fl 12 New York NY 10004-1901 5.57%.

Class C - Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523 17.42%; Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001 11.03%; Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 211 Main St San Francisco CA 94105-1905 10.85%; National Financial Services LLC FEBO Our Customers 499 Washington Blvd Attn: Mutual Funds Dept - Fl 4 Jersey City NJ 07310-1995 9.79%; Merrill Lynch Pierce Fenner & Smith Inc Attn Transfer Supervisor Mutual Funds Operations 4800 Deer Lake Dr E 3Fl Jacksonville FL 32246-6484 8.19%; American Enterprise Investment Svc 707 2nd Ave S Minneapolis MN 55402-2405 7.21%; Morgan Stanley Smith Barney LLC For The Exclusive Bene of Its Cust 1 New York Plz Fl 12 New York NY 10004-1901 7.13%; Raymond James Omnibus For Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy Saint Petersburg FL 33716-1100 6.75%.

Class I - Merrill Lynch Pierce Fenner & Smith Inc Attn Transfer Supervisor Mutual Funds Operations 4800 Deer Lake Dr E 3Fl Jacksonville FL 32246-6484 16.81%; National Financial Services LLC FEBO Our Customers 499 Washington Blvd Attn: Mutual Funds Dept- Fl 4 Jersey City NJ 07310-1995 15.89%; Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001 12.87%; Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523 8.84%; Morgan Stanley Smith Barney LLC For The Exclusive Bene of Its Cust 1 New York Plz Fl 12 New York NY 10004-1901 6.69%; Charles Schwab & Co Inc Reinvest Account Attn Mutual Funds-D Jacobs 211 Main Street San Francisco CA 94105-1905 6.38%.

Class R3 - State Street Bank Trustee And/or Custodian FBO ADP Access Product 1 Lincoln St Boston MA 02111-2901 88.50%; First Eagle Investment Management LLC 1345 Ave of The Americas Fl 48 Attn Chun Fong New York NY 10105-4300 11.50%.

Class R4 - First Eagle Investment Management, LLC 1345 Avenue of The Americas Fl 48 Attn Chun Fong New York NY 10105-4300 100.00%.

Class R5 - First Eagle Investment Management, LLC 1345 Avenue of The Americas Fl 48 Attn Chun Fong New York NY 10105-4300 58.73%; Merrill Lynch Pierce Fenner & Smith Inc Attn Transfer Supervisor Mutual Funds Operations 4800 Deer Lake Dr E 3Fl Jacksonville FL 32246-6484 41.27%.

Class R6 - National Financial Services LLC For The Exclusive Benefit of Customers 499 Washington Blvd Attn: Mutual Funds Dept 4th Fl Jersey City NJ 07310-1995 79.57%; Wells Fargo Bank NA FBO ACL LLC Pension Plan PO Box 1533 Minneapolis MN 55480-1533 5.27%.

First Eagle Global Income Builder Fund:

Class A - Edward D Jones & Co For The Benefit of Customers 12555 Manchester Rd Saint Louis MO 63131-3710 14.46%; Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523 14.26%; Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001 11.41%; Morgan Stanley Smith Barney LLC For The Exclusive Bene of Its Cust 1 New York Plz Fl 12 New York NY 10004-1901 11.38%; Merrill Lynch Pierce Fenner & Smith Inc Attn Transfer Supervisor Mutual Funds Operations 4800 Deer Lake Dr E 3Fl Jacksonville FL 32246-6484 9.03%; Special Custody Account For The Exclusive Benefit of Customers of UBS Financial Services Inc Attn: Department Manager 1000 Harbor Blvd Weehawken NJ 07086-6761 6.87%; Raymond James Omnibus For Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy Saint Petersburg FL 33716-1100 5.39%; National Financial Services LLC FEBO Our Customers 499 Washington Blvd Attn: Mutual Funds Dept - Fl 4 Jersey City NJ 07310-1995 5.13%.

Class C - Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523 22.49%; Morgan Stanley Smith Barney LLC For The Exclusive Bene of Its Cust 1 New York Plz Fl 12 New York NY 10004-1901 16.69%; Merrill Lynch Pierce Fenner & Smith Inc Attn Transfer Supervisor Mutual Funds Operations 4800 Deer Lake Dr E 3Fl Jacksonville FL 32246-6484 12.10%; Raymond James Omnibus For Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy Saint Petersburg FL 33716-1100 9.84%; Special Custody Account For The Exclusive Benefit of Customers of UBS Financial Services Inc Attn: Department Manager 1000 Harbor Blvd Weehawken NJ 07086-6761 7.18%; Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001 6.91%; Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 211 Main St San Francisco CA 94105-1905 5.11%.

Class I - Merrill Lynch Pierce Fenner & Smith Inc Attn Transfer Supervisor Mutual Funds Operations 4800 Deer Lake Dr E 3Fl Jacksonville FL 32246-6484 19.08%; Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523 15.12%; Special Custody Account For The Exclusive Benefit of Customers of UBS Financial Services Inc Attn: Department Manager 1000 Harbor Blvd Weehawken NJ 07086-6761 12.56%; National Financial Services LLC FEBO Our Customers 499 Washington Blvd Attn: Mutual Funds Dept- Fl 4 Jersey City NJ 07310-1995 11.08%; Morgan Stanley Smith Barney LLC For The Exclusive Bene of Its Cust 1 New York Plz Fl 12 New York NY 10004-1901 10.81%; Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001 6.33%; Raymond James Omnibus For Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy Saint Petersburg FL 33716-1100 5.70%.

Class R3 - First Eagle Investment Management LLC 1345 Ave of The Americas Fl 48 Attn Chun Fong New York NY 10105-4300 100.00%.

Class R4 - First Eagle Investment Management, LLC 1345 Avenue of The Americas Fl 48 Attn Chun Fong New York NY 10105-4300 100.00%.

Class R5 - First Eagle Investment Management, LLC 1345 Avenue of The Americas Fl 48 Attn Chun Fong New York NY 10105-4300 100.00%.

Class R6 - Ascensus Trust Company FBO Lowry Solutions, Inc 401(K) PSP 2 PO Box 10758 Fargo Nd 58106-0758 66.04%; Pai Trust Company Inc Executive Payroll Services Inc 40 1300 Enterprise Dr De Pere WI 54115-4934 20.41%.

First Eagle High Income Fund:

Class A - Edward D Jones & Co For The Benefit of Customers 12555 Manchester Rd Saint Louis MO 63131-3710 22.69%; Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523 11.36%; Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001 10.89%; National Financial Services LLC FEBO Our Customers 499 Washington Blvd Attn: Mutual Funds Dept - Fl 4 Jersey City NJ 07310-1995 8.27%; Special Custody Account For The Exclusive Benefit of Customers of UBS Financial Services Inc Attn: Department Manager 1000 Harbor Blvd Weehawken NJ 07086-6761 8.22%; American Enterprise Investment Svc 707 2nd Ave S Minneapolis MN 55402-2405 5.11%.

Class C - Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523 23.68%; Raymond James Omnibus For Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy Saint Petersburg FL 33716-1100 16.33%; National Financial Services LLC FEBO Our Customers 499 Washington Blvd Attn: Mutual Funds Dept - Fl 4 Jersey City NJ 07310-1995 8.17%; Merrill Lynch Pierce Fenner & Smith Inc Attn Transfer Supervisor Mutual Funds Operations 4800 Deer Lake Dr E 3Fl Jacksonville FL 32246-6484 7.75%; Special Custody Account For The Exclusive Benefit of Customers of UBS Financial Services Inc Attn: Department Manager 1000 Harbor Blvd Weehawken NJ 07086-6761 6.80%; Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001 5.72%; Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 211 Main St San Francisco CA 94105-1901 5.23%.

Class I - Special Custody Account For The Exclusive Benefit of Customers of UBS Financial Services Inc Attn: Department Manager 1000 Harbor Blvd Weehawken NJ 07086-6761 20.04%; Wells Fargo Bank NA FBO Ciri - Mutual Fund - Pledged PO Box 1533 Minneapolis MN 55480-1533 12.81%; Merrill Lynch Pierce Fenner & Smith Inc Attn Transfer Supervisor Mutual Funds Operations 4800 Deer Lake Dr E 3Fl Jacksonville FL 32246-6484 12.54%; Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523 9.96%; Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 211 Main St San Francisco CA 94105-1905 6.08%.

Class R3 - First Eagle Investment Management LLC 1345 Ave of The Americas Fl 48 Attn Chun Fong New York NY 10105-4300 100.00%.

Class R4 - First Eagle Investment Management, LLC 1345 Avenue of The Americas Fl 48 Attn Chun Fong New York NY 10105-4300 100.00%.

Class R5 - First Eagle Investment Management, LLC 1345 Avenue of The Americas Fl 48 Attn Chun Fong New York NY 10105-4300 100.00%.

Class R6 - Account 1422047 Charles Schwab & Co Inc Reinvest Account Attn Mutual Funds-d Jacobs 211 Main Street San Francisco CA 94105-1905 95.19%.

First Eagle Fund of America:

Class Y - Wells Fargo Bank Cust 401k Texasavers 401k Plan Employee Retrmnt System of Texas c/o Fascore LLC 8515 E Orchard Rd # 2t2 Greenwood Vlg Co 80111-5002 28.26%; National Financial Services LLC FEBO Our Customers 499 Washington Blvd Attn: Mutual Funds Dept - Fl 4 Jersey City NJ 07310-1995 13.62%; Charles Schwab & Co Inc Special Custody Account For The Exclusive Benefit of Customers Attn Mutual Fund Dept 211 Main Street San Francisco CA 94105-1905 11.14%; Wells Fargo Bank Cust 401k Texasavers 457 Plan Employee Rtrmnt System of Texas c/o Fascore LLC 8515 E Orchard Rd # 2t2 Greenwood Vlg CO 80111-5002 10.82%.

Class A - Pershing LLC PO Box 2052 Jersey City NJ 07303-2052 14.23%; Edward D Jones & Co For The Benefit of Customers 12555 Manchester Rd Saint Louis MO 63131-3710 13.98%; National Financial Services LLC FEBO Our Customers 499 Washington Blvd Attn: Mutual Funds Dept - Fl 4 Jersey City NJ 07310-1995 10.78%; Raymond James Omnibus For Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy Saint Petersburg FL 33716-1100 9.91%; Morgan Stanley Smith Barney LLC For The Exclusive Bene of Its Cust 1 New York Plz Fl 12 New York NY 10004-1901 8.33%; Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523 5.65%; Charles Schwab & Co Inc Reinvest Account Attn Mutual Funds-d Jacobs 211 Main Street San Francisco CA 94105-1905 5.58%.

Class C - Raymond James Omnibus For Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy Saint Petersburg FL 33716-1100 14.25%; Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001 13.93%; Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523 13.74%; Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 211 Main St San Francisco CA 94105-1905 10.02%; Merrill Lynch Pierce Fenner & Smith Inc Attn Transfer Supervisor Mutual Funds Operations 4800 Deer Lake Dr E 3Fl Jacksonville FL 32246-6484 8.14%; National Financial Services LLC FEBO Our Customers 499 Washington Blvd Attn: Mutual Funds Dept - Fl 4 Jersey City NJ 07310-1995 7.66%; Morgan Stanley Smith Barney LLC For The Exclusive Bene of Its Cust 1 New York Plz Fl 12 New York NY 10004-1901 6.35%.

Class I - Merrill Lynch Pierce Fenner & Smith Inc Attn Transfer Supervisor Mutual Funds Operations 4800 Deer Lake Dr E 3Fl Jacksonville FL 32246-6484 29.97%; National Financial Services LLC FEBO Our Customers 499 Washington Blvd Attn: Mutual Funds Dept- Fl 4 Jersey City NJ 07310-1995 11.38%; JP Morgan Securities LLC Omnibus Account For The Exclusive Benefit of Our Customers 4 Chase Metrotech Ctr 3rd Fl Mutual Fund Dept Brooklyn NY 11245-0003 8.99%; Citi Private Bank 1 NJ-Newport Office Center 7 480 Washington Blvd. 15th Floor Jersey City NJ 07310-2053 7.74%; Raymond James Omnibus For Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy Saint Petersburg FL 33716-1100 5.62%.

Class R3 - First Eagle Investment Management LLC 1345 Ave of The Americas Fl 48 Attn Chun Fong New York NY 10105-4300 100.00%.

Class R4 - First Eagle Investment Management, LLC 1345 Avenue of The Americas Fl 48 Attn Chun Fong New York NY 10105-4300 100.00%.

Class R5 - First Eagle Investment Management, LLC 1345 Avenue of The Americas Fl 48 Attn Chun Fong New York NY 10105-4300 100.00%.

Class R6 - FPS Trust Company FBO Texas A&M University-orp 9200 E Mineral Ave Ste 225 Centennial CO 80112-3592 73.69%; FPS Trust Company FBO Texas A&M University-403 9200 E Mineral Ave Ste 225 Centennial CO 80112-3592 13.14%.

To the knowledge of the Funds, share ownership shown above is record ownership unless marked as both record and beneficial ownership. Class T ownership information is not yet available.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

As described in the Trust’s Prospectuses, FEIM is the Trust’s investment adviser and, as such, manages the Global Fund, the Overseas Fund, the U.S. Value Fund, the Gold Fund, the Global Income Builder Fund, the High Income Fund and the Fund of America. The Adviser’s primary offices are located at 1345 Avenue of the Americas, New York, NY 10105. FEIM is a subsidiary of FE Holdings. Based in New York City since 1937, FE Holdings, formerly Arnhold and S. Bleichroeder Holdings, Inc., is the successor firm to two German banking houses —Gebr. Arnhold, founded in Dresden in 1864, and S. Bleichroeder, founded in Berlin in 1803. A controlling interest in FE Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership (“BCP CC Holdings”). BCP CC Holdings GP L.L.C., a Delaware limited liability company (“BCP CC Holdings GP”), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. (“BCP VI”) and Corsair IV Financial Services Capital Partners L.P. (“Corsair IV”). BCP VI and Corsair IV are indirectly controlled by The Blackstone Group Inc. (“Blackstone”) and Corsair Capital LLC (“Corsair”), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in FE Holdings and the Adviser through BCP CC Holdings.

FEIM also furnishes the Trust with office space and certain facilities required for the business of the Funds, and statistical and research data, and pays any compensation and expenses of the Trust’s officers as such and an agreed portion of the compensation of the Chief Compliance Officer. Certain of these expenses (including rent and compensation expenses) are, however, separately subject to reimbursement to the Adviser from certain of the Funds as described under the heading “Payments to the Adviser and Subadviser” below.

The Subadviser

Pursuant to a subadvisory agreement (“Subadvisory Agreement”) and subject to the oversight of the Adviser, Iridian Asset Management LLC (“Iridian”) manages the investments of the Fund of America. Iridian is a Delaware limited liability company with primary offices located at 276 Post Road, Westport, CT 06880. Mr. Levy, Mr. Stone and Mr. Thieme are the portfolio managers primarily responsible for the Fund of America. Mr. Levy was, as an employee of FEIM, portfolio manager of Fund of America in its prior format as a series of the First Eagle Funds trust since its inception in April 1987. Mr. Cohen assists Messrs. Levy, Stone and Thieme and also is a portfolio manager of the Fund of America. Mr. Cohen, as an employee of FEIM, was a portfolio manager of the Fund of America in its prior format as a series of the First Eagle Funds trust since 1989. Prior to the Subadvisory Agreement, Messrs. Levy and Cohen were employed by FEIM since 1985 and 1989, respectively. Iridian is wholly owned by entities controlled by Messrs. Levy and Cohen. Mr. Stone joined Iridian in April 2012 and was an associate portfolio manager of Fund of America from March 2013. He has been a portfolio manager of the Fund since March 2014. Prior to joining Iridian, he worked as a portfolio manager with Plural Investments for three years. Mr. Thieme joined Iridian in August 2007 as a research analyst and for the two years prior to that worked as an analyst with LRL/Ritchie Capital.

As to each Fund, the Advisory Agreement, and additionally with respect to the Fund of America, the Subadvisory Agreement, will continue in effect only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act. The Advisory Agreement provides that the Adviser will not be liable for any error of judgment or for any loss suffered by the Funds in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Advisory Agreement provides that it will terminate automatically if assigned, within the meaning of the Investment Company Act, and that it may be terminated without penalty by either party upon not more than 60 days’ nor less than 30 days’ written notice. The Subadvisory Agreement provides that Iridian will not be liable for any error of judgment or for any loss suffered by the Fund of America in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Subadvisory Agreement provides that it will terminate automatically if assigned, within the meaning of the Investment Company Act, and that it may be terminated without penalty by either party upon not more than 60 days’ nor less than 30 days’ written notice.

Payments to the Adviser and Subadviser

In return for the services listed above, each Fund pays FEIM a fee at the annual rate of the average daily value of the Fund’s net assets as follows:

Global Fund	0.75%
Overseas Fund	0.75%
U.S. Value Fund	0.75	%*
Gold Fund	0.75%
Global Income Builder Fund	0.75%
High Income Fund	0.70	%**
Fund of America	0.90	%***

*

The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the U.S. Value Fund’s net assets for the period through February 28, 2021. This agreement may not be terminated during its term without the consent of the Board of Trustees. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.75% to 0.70%.

**

The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.10% of the average daily value of the High Income Fund’s net assets for the period through February 28, 2021. This agreement may not be terminated during its term without the consent of the Board of Trustees. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.70% to 0.60%.

***

0.90% (waived to 0.85%) of the first $2.25 billion of the Fund of America’s average daily net assets, 0.85% of the next $2.75 billion of average daily net assets, and 0.80% of average daily net assets in excess of $5 billion. The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the first $2.25 billion of the Fund of America’s average daily net assets for the period through February 28, 2021. This agreement may not be terminated during its term without the consent of the Board of Trustees. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.90% to 0.85%. The other breakpoints in excess of $2.25 billion remain unchanged.

The Adviser also performs certain administrative, accounting, operations, compliance and other services on behalf of the Funds and the Funds reimburse or pay fees to the Adviser for providing these services (including costs related to personnel, overhead and other costs). For Global Fund, Overseas Fund, U.S. Value Fund, Gold Fund and Fund of America, the reimbursements may not exceed an annual rate of 0.05% of the value of a Fund’s average daily net assets and for Global Income Builder Fund and High Income Fund this fee is an annual rate of 0.05% of the value of each Fund’s average daily net assets. Administrative services performed by the Adviser in exchange for these reimbursements or payments from the Funds are in addition to services performed by the Funds’ principal third-party administrator, custodian, fund accounting agent, and transfer agent and in addition to services of other third-party middle- and back-office service providers. Accordingly, the costs to the Funds are likewise in addition to the costs incurred in retaining those other service providers.

The fees paid to Iridian by the Adviser under the Subadvisory Agreement are based on a reference amount equal to 50% of the combined (i) fees received by FEIM for advisory services on behalf of Fund of America and (ii) fees received by FEF Distributors, the Fund’s Distributor, for its shareholder liaison services on behalf of Fund of America (as described under the section “Distributor of the Funds’ Shares” below). These amounts are reduced by certain direct marketing costs borne by the Adviser in connection with the Fund and are further reduced by the amount paid by the Adviser for certain administrative expenses incurred in providing services to the Fund.

Advisory and Subadvisory fees are paid monthly.

For the fiscal year ended October 31, 2019, the Global Fund, Overseas Fund, U.S. Value Fund, Gold Fund, Global Income Builder Fund, High Income Fund and Fund of America paid investment advisory fees in the amount of $370,998,449, $102,713,245, $12,530,251, $7,669,571, $11,028,163, $2,083,446 and $10,737,397, respectively. For the fiscal year ended October 31, 2019, the Adviser paid investment subadvisory fees in the amount of $4,261,310 for Fund of America. In the same fiscal year, the Adviser waived management fees for each of U.S. Value Fund, High Income Fund and Fund of America in the amount of $835,374, $297,632 and $182,861 respectively. These waived fees are not subject to recoupment to the Adviser.

For the fiscal year ended October 31, 2018, the Global Fund, Overseas Fund, U.S. Value Fund, Gold Fund, Global Income Builder Fund, High Income Fund and Fund of America paid investment advisory fees in the amount of

$421,073,300, $129,329,359, $15,102,384, $8,179,994, $10,854,568, $2,629,900 and $18,362,634, respectively. For the fiscal year ended October 31, 2018, the Adviser paid investment subadvisory fees in the amount of $8,163,113 for Fund of America. In the same fiscal year, the Adviser waived management fees for each of U.S. Value Fund and High Income Fund in the amount of $1,006,855 and $244,615, respectively. These waived fees are not subject to recoupment to the Adviser.

For the fiscal year ended October 31, 2017, the Global Fund, Overseas Fund, U.S. Value Fund, Gold Fund, Global Income Builder Fund, High Income Fund and Fund of America paid investment advisory fees in the amount of $401,763,751, $126,028,469, $16,460,252, $9,117,690, $9,621,663, $3,683,473 and $20,795,569, respectively. For the fiscal year ended October 31, 2017, the Adviser paid investment subadvisory fees in the amount of $12,098,099 for Fund of America. In the same fiscal year, the Adviser waived management fees for each of U.S. Value Fund and High Income Fund in the amount of $1,097,364 and $263,108, respectively. These waived fees are not subject to recoupment to the Adviser.

For the fiscal year ended October 31, 2019, the Global Fund, Overseas Fund, U.S. Value Fund, Gold Fund, and Fund of America reimbursed the Adviser for certain administrative and accounting costs (pursuant to the reimbursement program described under the listing of advisory fees set out above) in the amount of $3,368,353, $1,223,149, $414,669, $402,298 and $351,721, respectively. In addition, for the fiscal year ended October 31, 2019, each of the Global Income Builder Fund and High Income Fund paid a fee to the Adviser in the amount of $735,077 and $148,820, respectively, for certain administrative and accounting costs. These expense reimbursements and fees are in addition to advisory fees paid.

For the fiscal year ended October 31, 2018, the Global Fund, Overseas Fund, U.S. Value Fund, Gold Fund, and Fund of America reimbursed the Adviser for certain administrative and accounting costs (pursuant to the reimbursement program described under the listing of advisory fees set out above) in the amount of $3,243,788, $1,366,261, $391,010, $359,347 and $347,742, respectively. In addition, for the fiscal year ended October 31, 2018, each of the Global Income Builder Fund and High Income Fund paid a fee to the Adviser in the amount of $723,456 and $193,759, respectively, for certain administrative and accounting costs. These expense reimbursements and fees are in addition to advisory fees paid.

For the fiscal year ended October 31, 2017, the Global Fund, Overseas Fund, U.S. Value Fund, Gold Fund, and Fund of America reimbursed the Adviser for certain administrative and accounting costs (pursuant to the reimbursement program described under the listing of advisory fees set out above) in the amount of $2,644,550, $870,042, $303,295, $283,629 and $305,125, respectively. In addition, for the fiscal year ended October 31, 2017, each of the Global Income Builder Fund and High Income Fund paid a fee to the Adviser in the amount of $634,327 and $268,200, respectively, for certain administrative and accounting costs. These expense reimbursements and fees are in addition to advisory fees paid.

Portfolio Managers

Matthew McLennan and Kimball Brooker Jr. manage the Global Fund and the Overseas Fund. Matthew McLennan, Kimball Brooker Jr. and Matthew Lamphier manage the U.S. Value Fund. Matthew McLennan and Thomas Kertsos manage the Gold Fund. Kimball Brooker, Jr., Edward Meigs, Sean Slein and Julien Albertini manage the Global Income Builder Fund. Edward Meigs and Sean Slein manage the High Income Fund. Each of these portfolio managers receives significant input and support from a team of investment professionals. Additional information regarding these investment professionals is available on the following pages.

Harold Levy and David Cohen, principals of Iridian, Eric Stone and Lukasz Thieme are the portfolio managers of Fund of America. Mr. Levy, Mr. Stone and Mr. Thieme have primary responsibility for this Fund’s day-to-day management and are assisted by Mr. Cohen.

The following table provides information as of October 31, 2019 relating to the activities, and investments in the Funds, by the portfolio managers of the Funds.

Portfolio Manager	Number of Registered Investment Companies Managed and Total Assets for such Accounts*	Beneficial Ownership of Equity Securities in Funds Managed by each Portfolio Manager (Not including incentive-plan awards)**		Number of Other Pooled Investment Vehicles Managed and Total Assets for such Accounts	Number of Other Accounts Managed and Total Assets for such Accounts
Matthew McLennan	5 accounts with assets of $67.4 billion	Global Fund Overseas Fund U.S. Value Fund Gold Fund	Over $1,000,000 Over $1,000,000 Over $1,000,000 Over $1,000,000	7 accounts with assets of $13.9 billion	15 accounts with assets of $5.9 billion
Kimball Brooker, Jr.	5 accounts with assets of $67.7 billion	Global Fund Overseas Fund U.S. Value Fund Global Income Builder Fund	Over $1,000,000 Over $1,000,000 Over $1,000,000 Over $1,000,000	8 accounts with assets of $19.1 billion	15 accounts with assets of $5.9 billion
Matthew Lamphier	1 account with assets of $1.6 billion	U.S. Value Fund	Over $1,000,000	None	None
Thomas Kertsos	1 account with assets of $1.2 billion	Gold Fund	$10,001-$50,000	None	None
Edward Meigs	2 accounts with assets of $1.7 billion	Global Income Builder Fund High Income Fund	$500,001-$1,000,000 $500,001-$1,000,000	2 accounts with assets of $5.2 billion	1 account with assets of $0.1 billion
Sean Slein	2 accounts with assets of $1.7 billion	Global Income Builder Fund High Income Fund	$100,001-$500,000 $100,001-$500,000	2 accounts with assets of $5.2 billion	1 account with assets of $0.1 billion
Julien Albertini	1 account with assets of $1.5 billion	Global Income Builder Fund	$500,001-$1,000,000	None	None
Harold J. Levy	1 account with assets of $1.0 billion	Fund of America	Over $1,000,000	None	1 account with assets of $73.1 million
David L. Cohen	1 account with assets of $1.0 billion	Fund of America	Over $1,000,000	None	None
Eric Stone	1 account with assets of $1.0 billion	Fund of America	Over $1,000,000	None	1 account with assets of $60.4 million
Lukasz Thieme	1 account with assets of $1.0 billion	Fund of America	$100,001-$500,000	None	1 account with assets of $60.4 million

*	The data provided herein includes the Funds and the First Eagle Variable Funds, where applicable.
**

Beneficial ownership shown in the table does not reflect certain awards to the portfolio managers made under the Adviser’s long-term incentive plan. Those awards are described in a separate table below. Messrs. Levy, Cohen, Stone and Thieme are not employed by the Adviser and do not participate in the incentive plan.

As noted above, this table does not reflect participation by portfolio managers in the long-term incentive plan established by the Adviser. Awards under that plan are notionally allocated among various First Eagle Funds and result, over time, in payments for the benefit of the portfolio managers that are intended to generally replicate the investment performance of the relevant Funds, subject to customary vesting and forfeiture requirements. Notional investment amounts, when combined with the actual investments by a portfolio manager, would be as follows, in each case reflecting actual investments made as of October 31, 2019 and incentive plan notional investments as of October 31, 2019:

Portfolio Manager	Beneficial Ownership of Equity Securities in the Funds Managed by Each Portfolio Manager (Including incentive-plan awards)
Matthew McLennan	Global Fund	Over $1,000,000
	Overseas Fund	Over $1,000,000
	U.S. Value Fund	Over $1,000,000
	Gold Fund	Over $1,000,000
Kimball Brooker, Jr	Global Fund	Over $1,000,000
	Overseas Fund	Over $1,000,000
	U.S. Value Fund	Over $1,000,000
	Global Income Builder Fund	Over $1,000,000
Matthew Lamphier	U.S. Value Fund	Over $1,000,000
Thomas Kertsos	Gold Fund	$10,001-$50,000
Edward Meigs	Global Income Builder Fund	$500,001-$1,000,000
	High Income Fund	$500,001-$1,000,000
Sean Slein	Global Income Builder Fund	$100,001-$500,000
	High Income Fund	$100,001-$500,000
Julien Albertini	Global Income Builder Fund	$500,001-$1,000,000

As of October 31, 2019, with respect to the accounts identified in the table above, Mr. McLennan manages one pooled investment vehicle with assets totaling $8.3 billion for which the advisory fees are based in part on the performance of the accounts and no managed accounts for which the advisory fees are based in part on the performance of the account. Mr. McLennan’s compensation consists of salary and a performance bonus with the performance bonus representing an important portion of total compensation. Mr. McLennan’s bonus is awarded in the firm’s discretion and will reflect the investment performance of each Fund and any other account managed by him, the financial results of the firm as a whole, and his contributions to the firm both as an individual and as the Head of the First Eagle Global Value Team (a department of First Eagle Investment Management, LLC covering all Funds except the Fund of America). The bonus includes an award under a long-term incentive plan established by the firm. Awards under this plan are notionally allocated among certain of the First Eagle Funds, including those managed by Mr. McLennan (and possibly other notional investments related to the Adviser’s overall financial performance).

As of October 31, 2019, with respect to the accounts identified in the table above, Mr. Brooker manages two pooled investment vehicle with assets totaling $13.5 billion for which the advisory fees are based in part on the performance of the accounts and no managed accounts for which the advisory fees are based in part on the performance of the account. Mr. Brooker’s compensation consists of salary and an annual bonus with the performance bonus representing an important portion of total compensation. Mr. Brooker’s bonus is awarded in the firm’s discretion and will reflect the investment performance of each Fund and any other account managed by him, the financial results of the firm as a whole, and his contributions to the firm both as an individual and as a member of the firm’s Global Value Team. The bonus includes an award under a long-term incentive plan established by the firm. Awards under this plan are notionally allocated among certain of the First Eagle Funds, including those managed by Mr. Brooker (and possibly other notional investments related to the Adviser’s overall financial performance).

As of October 31, 2019, with respect to the accounts identified in the table above, Mr. Lamphier does not manage any accounts for which the advisory fees are based in part on the performance of the accounts. Mr. Lamphier’s compensation consists of salary and an annual bonus with the performance bonus representing an important portion of total compensation. Mr. Lamphier’s bonus is awarded in the firm’s discretion and will reflect the investment performance of each Fund and any other account managed by him, the financial results of the firm as a whole and his contributions to the firm both as an individual and as a member of the firm’s Global Value Team. The bonus includes an award under a long-term incentive plan established by the firm. Awards under this plan are notionally allocated among certain of the First Eagle Funds, including those managed by Mr. Lamphier (and possibly other notional investments related to the Adviser’s overall financial performance).

As of October 31, 2019, with respect to the accounts identified in the table above, Mr. Kertsos does not manage any accounts for which the advisory fees are based in part on the performance of the accounts. Mr. Kertsos’s compensation consists of salary and an annual bonus with the performance bonus representing an important portion of total compensation. Mr. Kertsos’ bonus is awarded in the firm’s discretion and will reflect the investment performance of each Fund and any other account managed by him, the financial results of the firm as a whole and his contributions to the firm both as an individual and as a member of the firm’s Global Value Team. The bonus includes an award under a long-term incentive plan established by the firm. Awards under this plan are notionally allocated among certain of the First Eagle Funds, including those managed by Mr. Kertsos (and possibly other notional investments related to the Adviser’s overall financial performance).

As of October 31, 2019, with respect to the accounts identified in the table above, Messrs. Meigs and Slein manage one pooled investment vehicle or account with assets totaling $5.2 billion for which the advisory fees are based in part on the performance of the account and no managed accounts for which the advisory fees are based in part on the performance of the account. Mr. Meigs’s compensation consists of a salary and discretionary bonus. Mr. Meigs’s bonus is based on the performance of the Global Income Builder Fund, the High Income Fund and any other account managed by him, his contributions to the performance (and the overall performance) of the other client accounts, the level of assets under management and his overall contribution to the firm and the firm’s Global Value Team. The bonus includes an award under a long-term incentive plan established by the firm. Awards under this plan are notionally allocated among certain of the First Eagle Funds, including those managed by Mr. Meigs (and possibly other notional investments related to the Adviser’s overall financial performance).

Mr. Slein’s compensation consists of a salary and discretionary bonus. Mr. Slein’s bonus is based on the performance of the Global Income Builder Fund, the High Income Fund and any other account managed by him, his contributions to the performance (and the overall performance) of the other client accounts, the level of assets under management and his overall contribution to the firm and the firm’s Global Value Team. The bonus includes an award under a long-term incentive plan established by the firm. Awards under this plan are notionally allocated among certain of the First Eagle Funds, including those managed by Mr. Slein (and possibly other notional investments related to the Adviser’s overall financial performance).

As of October 31, 2019, with respect to the accounts identified in the table above, Mr. Albertini does not manage any accounts for which the advisory fees are based in part on the performance of the accounts. Mr. Albertini’s compensation consists of salary and an annual bonus with the performance bonus representing an important portion of total compensation. Mr. Albertini’s bonus is awarded in the firm’s discretion and will reflect the investment performance of each Fund and any other account managed by him, the financial results of the firm as a whole, and his contributions to the firm both as an individual and as a member of the firm’s Global Value Team. The bonus includes an award under a long-term incentive plan established by the firm. Awards under this plan are notionally allocated among certain of the First Eagle Funds, including those managed by Mr. Albertini (and possibly other notional investments related to the Adviser’s overall financial performance).

Performance fees for a particular account of the Adviser do not accrue to any particular portfolio manager. Additionally, each of Messrs. McLennan, Brooker, Lamphier, Kertsos, Meigs and Slein, have received profit interests, which make them eligible, subject to customary vesting arrangements, for a share of the profits of the Adviser. Profits for this purpose are calculated firm-wide and therefore relate to investment products and business lines beyond those managed by the particular portfolio manager. Likewise, any notional incentive plan awards that relate to the Adviser’s overall financial performance will give the recipient exposure to results that relate to products and business lines beyond those managed by the recipient.

As of October 31, 2019, with respect to the accounts identified in the table above, Mr. Levy does not manage any accounts for which the advisory fees are based in part on the performance of the accounts. Iridian’s portfolio manager compensation is a combination of salary, firm profitability and automatic participation in a company-funded retirement plan. Profitability of Iridian is the most significant portion of total compensation. Iridian’s portfolio managers are not compensated for new business development and client retention.

As of October 31, 2019, with respect to the accounts identified in the table above, Mr. Cohen does not manage any accounts for which the advisory fees are based in part on the performance of the accounts. Iridian’s portfolio manager compensation is a combination of salary, firm profitability and automatic participation in a company-funded retirement plan. Profitability of Iridian is the most significant portion of total compensation. Iridian’s portfolio managers are not compensated for new business development and client retention.

As of October 31, 2019, with respect to the accounts identified in the table above, Mr. Stone does not manage any accounts for which the advisory fees are based in part on the performance of the accounts. Iridian’s portfolio manager compensation is a combination of salary, firm profitability and automatic participation in a company-funded retirement plan. Profitability of Iridian is the most significant portion of total compensation. Iridian’s portfolio managers are not compensated for new business development and client retention.

As of October 31, 2019, with respect to the accounts identified in the table above, Mr. Thieme does not manage any accounts for which the advisory fees are based in part on the performance of the accounts. Iridian’s portfolio manager compensation is a combination of salary, firm profitability and automatic participation in a company-funded retirement plan. Profitability of Iridian is the most significant portion of total compensation. Iridian’s portfolio managers are not compensated for new business development and client retention.

Although the portfolio managers listed above may be assisted by a team of professionals, such as associate portfolio managers, research analysts and trading personnel, no other person has final responsibility for Fund investment decisions. In order to provide you with additional information regarding the Adviser, the following table identifies the portfolio managers and the team of investment professionals assisting the Global Value and High Yield Teams and provides information regarding their professional backgrounds.

Global Value and High Yield Teams	Principal Occupation(s) During Past 5 Years	Areas of Specialty
Julien Albertini

Mr. Albertini joined the Adviser in April 2013 as a research analyst. Before joining First Eagle, he worked as a global equity research analyst for Tiger Veda LP, a long-short equity hedge fund based in New York City. Prior to this, Mr. Albertini was a research analyst with Generation Investment Management in London, where he covered global healthcare companies. He began his career in 2003, in the Investment Banking Division of Banque Rothschild & Cie in Paris, and went on to join Morgan Stanley in London for four years. Mr. Albertini received an MSc from ESSEC Business School in Paris and an MBA from Columbia Business School, where he was part of the value investing program. He is fluent in French. Mr. Albertini is a Portfolio Manager of the Global Income Builder Fund with Portfolio Managers Kimball Brooker, Jr., Edwards Meigs and Sean Slein.

Beverages, healthcare equipment & services, commercial services, and diversified industrials

Idanna Appio

Ms. Appio joined the Adviser in September 2015. Prior to joining the firm, Ms. Appio was the deputy head of the Global Economic Analysis department at the Federal Reserve Bank of New York. Prior to the NY Fed, she was a sovereign analyst at Brown Brothers Harriman. Ms. Appio received her PhD in economics from the University of Washington and her undergraduate degrees in business and international relations from the Wharton School and the University of Pennsylvania.

Sovereign debt and currencies

Stefanie Bachhuber, CFA

Ms. Bachhuber joined the Adviser in September 2011 from Dwight Asset Management, where she spent 10 years as a senior credit analyst covering primarily consumer-focused industries. Prior to joining Dwight, she held positions with Mt. Washington Investment Group (a division of The St. Paul), Friedman, Billings, Ramsay, and Federated Investors. Ms. Bachhuber received her MBA from Duke University and her BSM from Tulane University.

Corporate credits for consumer, retail, textile, apparel, waste management, tobacco, home building and building materials and autos

Andrew Bahl, CFA

Mr. Bahl joined the Adviser in September 2011 from Dwight Asset Management where he was an associate credit analyst covering the Transportation industry. Prior to Dwight, he was a manager at Protiviti in their financial services team where he executed operational and compliance reviews for clients. Mr. Bahl graduated from Washington and Lee University with a Bachelor of Science degree in Business Administration.

Corporate credits for manufacturing, transports, aerospace and defense, gaming, lodging, leisure, metals and mining and chemicals

Benjamin Bahr, CFA

Mr. Bahr joined the Adviser in July 2015. Prior to joining the firm, Mr. Bahr was at AllianceBernstein, where he spent four years as a research analyst covering the telecom and utilities sectors for the firm’s value strategies. Previously, he worked as an Investment Banking analyst at Deutsche Bank Securities in New York. Mr. Bahr received his BBA degree in Finance from the University of Notre Dame and his MBA from Columbia University.

Chemicals, exploration & production, banks, other financials, autos and agricultural commodities

Alan Barr, CFA

Mr. Barr joined the Adviser as a research analyst in March 2001. As an equity research analyst, he spent four years at PNC Bank and, prior to that, seven years at Rittenhouse Financial Services. Mr. Barr graduated from Temple University in 1985 with an undergraduate degree in Communications.

Forestry & paper, personal & household goods, insurance brokers, and retail

Global Value and High Yield Teams	Principal Occupation(s) During Past 5 Years	Areas of Specialty

Max Belmont, CFA

Mr. Belmont joined the Adviser as a research analyst covering precious metals in April 2014. He began his career with Tradestar Capital as an equities trader. After receiving his MSc in 2010, he joined the private wealth division of Merrill Lynch in New York, where he spent three years as a general investment associate covering global equities. More recently he served as an analyst at U.S. Trust within the Investment Solutions Group. Mr. Belmont is a graduate of Nuertingen-Geislingen University in Germany, where he earned his MSc in International Finance with honors.

Mining (precious metals) and aerospace & defense

Kimball Brooker, Jr.

Mr. Brooker joined the Adviser in January 2009. He began his career in 1992 as a financial analyst at Lazard Freres & Co. and went on to join J.P. Morgan as an associate in the Investment Banking Department, specifically the billion dollar private equity fund Corsair. Following the completion of his MBA, Mr. Brooker returned to JPM and was named subsequently Chief Investment Officer of Corsair Funds and became a Managing Director thereafter. By 2006 he completed Corsair’s spin-off from JPM and successfully managed nearly $3 billion. Mr. Brooker is a graduate of Yale University and was awarded his MBA from Harvard University in 1998. Mr. Brooker is the Deputy Head of the First Eagle Global Value Team and manages the Global Fund and Overseas Fund with Portfolio Manager Matthew McLennan, manages the U.S. Value Fund with Portfolio Managers Matthew McLennan and Matthew Lamphier, and manages the Global Income Builder Fund with Portfolio Managers Edward Meigs, Sean Slein and Julien Albertini.

Banks, commercial services, financial services and holding companies

Manish Gupta

Mr. Gupta joined the Adviser in October 2009. Mr. Gupta began his career in the technology sector as an intern at Microsoft Corporation, and spent the following six years as a software engineer at Cisco Systems. Previously Mr. Gupta was an equity research analyst at Cantillon Capital Management, covering technology, professional and commercial services, transportation and select industrials. Prior to this, he interned as a financial services sector analyst at Fidelity Management and Research. Mr. Gupta is a graduate of the Institute of Technology BHU in Varanasi, India and was awarded his MBA from Columbia Business School. He also has an MS in computer science from University of Texas at Austin.

Technology, media & telecom

Christian Heck, CFA

Mr. Heck joined the Adviser as a Research Analyst in September 2013. Prior to joining the Adviser, Christian spent time with Waterland Private Equity Investments, the Boston Consulting Group, and Paradigm Capital. Christian is a graduate of Wright State University and was awarded his MBA from Yale School of Management. Mr. Heck is fluent in German.

Retail, travel & leisure, healthcare equipment & services, electronic & electrical equipment, industrial machinery

Emily Howard

Ms. Howard joined the Adviser in September 2018 as a sovereign research analyst. Prior to joining the firm, Ms. Howard was a country risk specialist at the Federal Reserve Bank of New York, where, over the years, she covered advanced economies as well as emerging and frontier markets across Europe, Eurasia, Latin America, South America and Africa. Ms. Howard completed her undergraduate studies at New York University and received her MA in international economics and foreign affairs from the Johns Hopkins School of Advanced International Studies.

Sovereign debt

Adrian Jones

Mr. Jones joined the Adviser as a senior research analyst in April 2018. Previously, Mr. Jones was a senior analyst at King Street Capital Management, a distressed/value hedge fund. Prior to that, he was a co-founder of Artemis Partners, L.P., a portfolio manager at ING Investment Management, an equity analyst at Soros Fund Management and an investment banking analyst at Lazard Frères Co. Mr. Jones earned his BA in art history at Yale University.

Investment grade fixed income

Lina Kabaria, CFA

Ms. Kabaria joined the Adviser in September 2015. Prior to joining the firm, Ms. Kabaria was a High Yield research analyst for J.P. Morgan covering the telecommunications and technology industries. Previously, she was a fixed income associate in J.P. Morgan Asset Management’s Private Placement Mortgage Fund group. She received her Bachelor of Science in Finance and Computer Science from Rutgers University.

Corporate credits for healthcare, paper and packaging, financials, telecommunications

Global Value and High Yield Teams	Principal Occupation(s) During Past 5 Years	Areas of Specialty

Thomas Kertsos

Mr. Kertsos joined the Adviser in May 2014 as a senior research analyst covering gold and gold mining. Prior to joining the firm, Mr. Kertsos was an associate analyst covering precious metals and mining in the Global Research Group of Fidelity Management & Research. He earned his MSc in Accounting and Finance from the London School of Economics and Political Science and his BSc in Economics and Finance from Athens University of Economics and Business. Mr. Kertsos manages the Gold Fund with Portfolio Manager Matthew McLennan. Prior to that, he was an Associate Portfolio Manager of the Gold Fund since March 2015.

Mining (precious metals) and marine transportation

Kevin Kuzio, CFA

Mr. Kuzio joined the Adviser in December of 2011. Prior to joining the Adviser, he spent nine years as a senior credit analyst for Dwight Asset Management LLC, where he focused on both investment grade and high yield opportunities, serving as the Head of Credit Research for the last year. Previously, he spent five years at KDP Investment Advisors as a senior high yield analyst responsible for airlines and technology and media coverage. Prior to that, he served as senior vice president at Catalyst Financial Group. Mr. Kuzio received his B.Mus. from Susquehanna University and his MBA from Katz Graduate School of Business, University of Pittsburgh.

Corporate credits for technology, media, airlines, energy, coal, and entertainment

Matthew Lamphier, CFA

Mr. Lamphier joined the Adviser as a research analyst in May 2007. He previously worked at Merrill Lynch in Private Client Services, as an Equity Analyst at Security Capital Group, Northern Trust and, most recently, Trilogy Global Advisors. Mr. Lamphier is a graduate of the U.S. Air Force Academy and the University of Chicago Graduate School of Business. Mr. Lamphier manages the U.S. Value Fund with Portfolio Managers Matthew McLennan and Kimball Brooker. Prior to that he was an Associate Portfolio Manager of the U.S. Value Fund since 2011.

Director of Research, railroads, aerospace and defense

John Masi, CFA

Mr. Masi joined the Adviser in April 2012. Prior to joining the firm, Mr. Masi spent two years at Rudman Capital, a New York-based long/short equity hedge fund, where he was a generalist research analyst. John graduated from Harvard University with a BA in Physics.

Utilities, diversified industrials, commercial vehicles & trucks, infrastructure and insurance

Matthew McLennan, CFA

Mr. McLennan joined the Adviser in September 2008 as the Head of the Global Value Team after having held various senior positions with Goldman Sachs Asset Management in London and New York. While at his predecessor firm for over fourteen years, Mr. McLennan was Co-Founder of Goldman Sachs’ Global Equity Partners where he managed a global equity portfolio for the firm’s private wealth management clients as well as a Co-Founder and Equity Chief Investment Officer of the Investment Strategy Group for Goldman Sachs’ private client business and a Managing Director of Goldman Sachs. Mr. McLennan is a graduate of the University of Queensland. He also serves on boards of various educational institutions and nonprofit organizations such as The University of Queensland in America, Harvard School of Public Health, Trinity School and The Library of America. Mr. McLennan manages the Global Fund and the Overseas Fund with Portfolio Manager Kimball Brooker, manages the U.S. Value Fund with Portfolio Managers Kimball Brooker and Matthew Lamphier, and manages the Gold Fund with Portfolio Manager Thomas Kertsos.

Head of the First Eagle Global Value Team

Global Value and High Yield Teams	Principal Occupation(s) During Past 5 Years	Areas of Specialty

Edward Meigs, CFA

Mr. Meigs joined the Adviser in October 2011. Prior to joining the firm, he was a Portfolio Manager of the Dwight High Yield Fund at Dwight Asset Management Company LLC. Previously, he spent four years at Mount Washington Investment Group as a High Yield Portfolio Manager. Prior to that, he served as Vice President at Falcon Asset Management. He began his career at Wheat First as a Credit Analyst. Mr. Meigs received his AB from Occidental College and his MBA from the Kellogg Graduate School of Management at Northwestern University. Mr. Meigs manages the First Eagle High Income Fund with Portfolio Manager Sean Slein, and manages the First Eagle Global Income Builder Fund with Portfolio Managers Kimball Brooker, Sean Slein and Julien Albertini.

Corporate credits for banks

George Ross, CFA

Mr. Ross joined the Adviser in 2003 and has performed a number of roles. Currently, Mr. Ross is a senior research analyst with responsibility for metals & mining, midstream energy & infrastructure, packaging and investment grade credit. Previously, Mr. Ross served as director of research and portfolio manager for the Adviser’s Event Driven team. Prior to joining the firm, Mr. Ross worked for seven years in the technology sector, ending as a senior engineer for I-Deal LLC. Mr. Ross earned a BA in political economy and literature from Tulane University and an MFA in writing from the University of Iowa.

Metals & mining, midstream energy & infrastructure, oilfield equipment services, packaging and investment grade credit

Sean Slein, CFA

Mr. Slein joined the Adviser in October 2011. Prior to joining the firm, he was a Portfolio Manager of the Dwight High Yield Fund at Dwight Asset Management Company LLC. Previously, he spent two years as a fixed income analyst in the private placement department of Allstate Insurance Company. He began his career on the floor of the Chicago Mercantile Exchange as an options strategist with Discount Corporation of New York Futures. Mr. Slein received his BA from the University of Notre Dame and his MBA from the University of Chicago Booth School of Business. Mr. Slein is a Portfolio Manager of the First Eagle High Income Fund with Mr. Meigs, and a Portfolio Manager of the First Eagle Global Income Builder Fund with Mr. Brooker, Mr. Meigs and Mr. Albertini.

Corporate credits for utilities

Elizabeth Tobin

Ms. Tobin rejoined the Adviser in May 2009. Ms. Tobin began her career in 1986 when she joined the First Eagle Global Fund (formerly SoGen International Fund) at Société Générale to work with Jean-Marie Eveillard as a Research Analyst. In 1998, Ms. Tobin became an Associate Portfolio Manager on First Eagle Global and Overseas Funds working alongside Jean-Marie Eveillard. While at First Eagle Ms. Tobin primarily covered the healthcare, consumer products, forest products, real estate, industrials, media, technology and holding companies sectors. In 2001 she left the Firm, and from 2002-2008 managed assets for select European private clients following the same value approach she had employed for 15 years at First Eagle. Ms. Tobin holds an undergraduate degree in comparative literature from the University of Paris and an MBA in International Finance from Fordham University.

Holding companies

David Wang, CFA

Mr. Wang joined the Adviser in January 2017. He previously spent five years as a research associate covering energy, industrials and healthcare services at Dodge & Cox in San Francisco. He received his undergraduate degree from the University of Pennsylvania in Economics and Electrical Engineering and his MBA from Harvard University.

Aggregates and building materials, building products and construction materials, real estate, healthcare and holding companies

Mark Wright, CFA

Mr. Wright joined the Adviser in July 2007. Previously, Mr. Wright was a Senior Analyst for Investment Banking at Dresner Capital Resources and, subsequently, spent 11 years at Morningstar as a Senior Analyst, Finance Consultant and Director of Tools & Portfolio Content. He is a graduate of the University of Chicago and the Sloan School of Management at MIT.

Food, tobacco, banks, credit cards & payments, and other financials

Conflicts of Interest

Personnel of the Adviser and/or Subadviser (including the Funds’ portfolio managers identified above) serve as portfolio managers to certain clients and unregistered investment companies that utilize an investment program that is substantially similar to that of a Fund managed by such person, including proprietary and related accounts. In addition, the Adviser and Subadviser currently serve, or may in the future serve, as investment adviser to other registered investment companies, unregistered investment companies or accounts (including proprietary accounts related to the Adviser or its affiliates), some of which provide for incentive compensation (such as performance fees). Consequently, the Adviser’s and Subadviser’s investment management activities may present conflicts between the interests of a Fund and those of the Adviser and/or Subadviser and potentially among the interests of various accounts managed by the Adviser and/or Subadviser, principally with respect to allocation of investment opportunities among similar strategies. Although each of the Adviser and the Subadviser has adopted allocation procedures intended to provide for equitable treatment of all accounts over time, it is possible that circumstances may arise requiring case-by-case treatment and that each client account will not necessarily participate in the same transaction. The allocation procedures generally contemplate similar treatment for like accounts, with exceptions for various certain considerations, including primary allocations based on an account’s investment objective or investments in an asset class, tax position, cash management requirements, concentration tolerance or minimum investment size policies. At times a portfolio manager may determine that an investment opportunity may be appropriate for only some accounts or accounts managed by the Adviser or Subadviser and/or may take different positions with respect to a particular security. In these cases, the Adviser or Subadviser may execute differing or opposite transactions for one or more accounts, which may affect the market price or the execution of the transactions or both, to the detriment of one or more other accounts. Certain trading practices, such as consideration of research and brokerage services when selecting brokers, dealers or other execution parties, may give rise to conflicts of interests as discussed under the heading Portfolio Transactions and Brokerage. Conflicts also may be presented by portfolio manager compensation arrangements, in that they are not dependent on any particular level of investment performance. Generally, the portfolio managers have significant personal investments in the First Eagle Funds as a whole, but may not be invested in all of the Funds that they manage (and are not invested in one Fund or another to the same extent).

Acting for more than one account also can present other conflicts and potential limitations on activities. For example, each account may have varying short- and long-term interests or may be subject to different account requirements. When such interests or account requirements conflict, the Adviser or Subadviser generally seeks to balance their respective interests in good faith. There also may be instances, especially with larger portfolio positions, when the activities of one or more account can operate to restrict further investment decisions for the position.

Conflicts of Interest Relating to Affiliates. The Adviser’s affiliation with The Blackstone Group Inc. and Corsair Capital LLC (collectively, “Blackstone/Corsair”) requires the Adviser and the Subadviser to manage conflicts of interest associated with dealings the Funds may have with those businesses or funds, clients or portfolio companies associated with them. For example, should the Adviser or Subadviser wish to cause the Funds to execute portfolio transactions through broker-dealers associated with Blackstone/Corsair, the commercial reasonableness of the brokerage compensation associated with those trades would have to be assessed. Other dealings may be more completely restricted. For example, the Funds may not be able to buy or sell property directly to or from Blackstone/Corsair or their associated accounts. There also may be limits on participation in underwritings or other securities offerings by Blackstone/Corsair or their associated funds, accounts or portfolio companies. The breadth of these affiliations at times may require the Funds to abstain from or restructure an otherwise attractive investment opportunity.

Investments in portfolio companies associated with Blackstone/Corsair may be restricted by the 1940 Act. To the extent such investments are permitted and a Fund invests in such a portfolio company (a portfolio company generally referring to a company owned by private equity funds managed by Blackstone/Corsair), conflicts of interest may arise from the presence of Blackstone/Corsair representatives on the company board or the payment of compensation by the company to Blackstone/Corsair or an affiliate. Moreover, the Adviser could have an incentive to allocate the Funds’ assets to such a portfolio company since affiliates of the Adviser have a direct or indirect financial interest in its success. There also may be instances where Blackstone/Corsair could be involved in bankruptcy proceedings of current investments or of issuers in which the Funds would otherwise invest, with potentially divergent interests as between the Funds and Blackstone/Corsair.

VOTING OF PROXIES

The Board of Trustees has delegated to the Adviser (and Subadviser in the case of Fund of America) the authority to vote proxies received by the Funds from the companies in which they invest (for this purpose, the “portfolio positions”). The Adviser and Subadviser have adopted respective policies and procedures (collectively, the “Policies”) regarding the voting of such proxies, which policies have been reviewed and approved by the Board of Trustees as appropriate to their management of the Funds’ assets. It is the policy of the Adviser and the Subadviser to vote client proxies in a manner that serves the best interest of the client.

The Policies provide for procedures that address conflicts of interest between the Adviser or Subadviser and a client with respect to voting proxies. With regard to the Adviser this may involve review of a proposed vote by their compliance personnel and, in certain circumstances, will require consultation with the Board of Trustees. The Adviser or Subadviser may abstain from voting from time to time when it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote or in other situations where voting may not be practical or desirable.

The Adviser relies on Institutional Shareholder Services Inc., (“ISS”), a third party proxy voting service, for recommendations as to voting on particular issues and for technical assistance in tracking instances in which the Funds have the opportunity to vote and in transmitting voting instructions to the relevant corporate issuer or its proxy tabulation agents. The Adviser utilizes ISS as a resource to enable it to make better-informed proxy voting decisions and to limit the potential for conflicts in the proxy voting process. The Adviser has analyzed and determined the ISS Proxy Guidelines to be largely consistent with the views of the Adviser on various types of proxy proposals.

Therefore, in many cases, the voting recommendation of the third party service is followed. However, the Adviser may determine to vote a proxy in a manner other than the manner recommended by its proxy voting service provider. While other services or recommendations may be considered from time to time, including Glass, Lewis & Co., LLC, the Adviser relies principally on proxy voting services provided by ISS. General information about ISS voting recommendations is available on ISS’s website: http://www.issgovernance.com (with separate voting “guidelines” listed for issuers in the Americas; Europe, Middle East and Africa; and Asia-Pacific — certain guidelines on that website, however, do not apply to ISS’s recommendations made for the Funds, such as those for pension plan investors and socially responsible investors).

In the case of the Subadviser, the Policies also establish guidelines under which the Subadviser generally will vote, either with or against management of a portfolio position on various routine matters (such as the election of directors/trustees, the appointment of auditors, and establishing the date and place: of an annual meeting, among others) in accordance with its internal Proxy Voting Guidelines, but will evaluate non-routine matters (such as compensation plans, changes in investment policies, and changes in voting rights, among others) on a case by case basis. The Summary of the Subadviser’s internal Proxy Voting Guidelines are attached as Appendix B.

Information regarding the proxy-voting record of the Trust for the most recent twelve-month period ended June 30 is available (i) without charge, upon request, by calling the Trust at 800.334.2143; or (ii) at www.feim.com/individual-investors. This information also is available on the SEC’s website at http://www.sec.gov.

DISTRIBUTOR OF THE FUNDS’ SHARES

FEF Distributors, LLC serves as the Distributor of the Funds’ shares. FEF Distributors, LLC is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”). FEF Distributors, LLC is a wholly-owned subsidiary of the Adviser. FEF Distributors, LLC’s principal business address is 1345 Avenue of the Americas, New York, NY 10105.

Each Fund pays the Distributor a Rule 12b-1 fee to cover expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions on Class A shares at the annual rate of up to 0.25% of the average daily net assets of each Fund’s outstanding Class A shares. Each Fund pays the Distributor Rule 12b-1 distribution and service fees on Class C shares at the combined annual rate of up to 1.00% of the average daily net assets of each Fund’s outstanding Class C shares. Each Fund pays the Distributor Rule 12b-1 distribution and service fees on Class R3 shares at the combined annual rate of up to 0.35% of the average daily net assets of each Fund’s outstanding Class R3 shares. Each Fund pays the Distributor a Rule 12b-1 fee on Class R4 shares at the annual rate of up to 0.10% of the average daily net assets of each Fund’s outstanding Class R4 shares. The Fund of America pays the Distributor a Rule 12b-1 fee on Class Y shares at the annual rate of up to 0.25%

of the average daily net assets of the Fund’s outstanding Class Y shares. Each Fund pays the Distributor Rule 12b-1 fees on Class T shares at the annual rate of up to 0.25% of the average daily net assets of the Fund’s outstanding Class T shares. These payments (other than service fees), which generally are made on a monthly basis, may also be used to cover expenses incurred by the Distributor for providing sales and promotional activities under the Funds’ Rule 12b-1 Plan, including the printing and distribution of sales literature and prospectuses sent to prospective investors. Authorized dealers to whom substantially the entire sales charge is reallowed may be deemed to be underwriters, according to the definition under the 1933 Act. Pursuant to the Distribution and Services Agreements between the Distributor and the Trust, the Funds agree to indemnify the Distributor against certain liabilities under the 1933 Act. Any distribution-related (Rule 12b-1) fee may be used in whole or in part to finance distribution activities, including sales compensation, and/or shareholder account liaison and servicing activities.

The Funds’ Rule 12b-1 Plan is a compensation plan, which means that the Funds pay the Distributor for distributor services based on the net assets of the covered shares. The Distributor pays financial services firms’ fees for distributing the applicable shares. The Class I shares, Class R5 and Class R6 shares of the Funds do not participate in the Plan.

Under the Rule 12b-1 Plan, for the 12-month period ended December 31, 2019, the Distributor paid $101,212,168 to financial services firms as fees for distribution of Fund shares, $33,421,908 for compensation and overhead for internal marketing personnel, $706,857 for payments to marketing consultants and for other professional services, and $5,633,341 for miscellaneous distribution-related costs. These payments aggregated $140,974,274, of which $102,465,584 was paid by the Distributor from amounts received by it under the Funds’ Rule 12b-1 Plan (which amounts included $1,253,416 retained by the Distributor under that Plan as fees for its own distribution activities on behalf of the Funds). The remainder of that aggregate amount was paid by the Distributor from its own assets.

A Fund may enter into arrangements with financial intermediaries to provide sub-transfer agent services and other related services (e.g., client statements, tax reporting, order-processing and client relations) that otherwise could be handled by the Fund’s transfer agent, DST Systems, Inc. (“DST”). As a result, these third parties may charge fees (sometimes called “sub-transfer agency fees”) to the Fund for these services so long as such compensation does not exceed certain limits set from time to time by the Board of Trustees in consultation with management. A Fund may compensate the institution rendering such services on a per-account basis, as an asset-based fee, based on transaction fees or other charges, or on a cost reimbursement basis, or in some cases, a combination of these inputs. The aggregate amount of sub-transfer agency fees may be substantial and may exceed the actual costs incurred in engaging in these services. Accordingly, financial intermediaries may realize a profit in connection with such services. (The Adviser, the Distributor or an affiliate may make additional payments to intermediaries for these and other services, and their payments may be based on the same or other methods of calculation. See “Revenue Sharing” below.) Sub-transfer agency fees can comprise a substantial portion of the Funds’ ongoing expenses (except in the case of Class R6 shares, where such fees are not paid). While the Adviser and the Distributor consider these sub-transfer agency fees to be payments for services rendered, they represent an additional business relationship between these sub-transfer agents and the Funds that often results, at least in part, from past or present sales of Fund shares by the sub-transfer agents or their affiliates. While sub-transfer agency fees and service levels are set in the market, there generally is limited comparative information available about them. The Funds and the Adviser also face certain conflicts of interest when considering these relationships in that the counterparty is both a prospective service provider and, typically, a distribution partner. The Adviser’s practice of paying sub-transfer agency fees above agreed limits as revenue sharing (as discussed further below) also creates conflicts of interest for the parties when considering sub-transfer agency relationships, and that is so both generally and in terms of the allocation of those fees between the Funds and the Adviser.

For the 12-month period ended December 31, 2019, total sub-transfer agency payments of this nature made by the Funds were approximately $51,284,145, comprising a substantial portion of the Funds’ ongoing expenses.

Additional payments relating to sub-transfer agency services may be paid by the Distributor, the Adviser or an affiliate out of its or their own resources which is sometimes considered a form of “revenue sharing” (as further discussed below). For the 12-month period ended December 31, 2019, $30,598,338 in additional sub-transfer agency payments were made by the Distributor, the Adviser or affiliates.

Revenue Sharing

The Distributor, the Adviser or an affiliate may, from time to time, out of its (or their) own resources, make substantial cash payments—sometimes referred to as “revenue sharing”—to broker-dealers or financial intermediaries for various reasons. The revenue sharing payments do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales. Although a broker-dealer or financial intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in a Fund, the aggregate amount of these payments to broker-dealers or financial intermediaries may be substantial and may exceed the actual costs incurred in engaging in these promotional activities or services. Accordingly, broker-dealers or financial intermediaries may realize a profit in connection with such activities or services.

Revenue sharing payments may support the delivery of services to the Funds or to shareholders in the Funds, including, without limitation, transaction processing and sub-accounting services. These payments also may serve as an incentive to sell shares of the Funds and/or to promote retention of customer assets in the Funds. As such, they may be made to firms that provide various marketing support or other promotional services relating to the Funds, including, without limitation, advertising, access on the part of the Distributor’s personnel to sales meetings, sales representatives and/or management representatives of the broker-dealer or other financial intermediary, as well as inclusion of the Funds in various promotional and sales programs. Marketing support services also may include business planning assistance, educating broker-dealer personnel about the Funds and shareholder financial planning assistance. To the extent that broker-dealers or financial intermediaries receiving revenue sharing payments sell more shares of a Fund, the Distributor, the Adviser or an affiliate benefit from the increase in Fund assets as a result of the distribution fees (if applicable) and management fees they receive from the Fund, respectively. However, the Distributor, the Adviser or an affiliate does not consider a broker-dealer or financial intermediary’s sale of shares of a Fund when selecting brokers or dealers to effect portfolio transactions for the Funds.

Revenue sharing also may include any other payment requirement of a broker-dealer or another third-party intermediary, including certain agreed upon “finder’s fees” as described in greater detail in the Prospectuses. All such payments are paid by the Distributor, the Adviser or an affiliate of either out of its (or their) own resources and are in addition to any Rule 12b-1 payments described elsewhere in this Statement of Additional Information. Revenue sharing payments may be structured, among other means, (i) as a percentage of sales; (ii) as a percentage of net assets; (iii) as a flat fee per transaction; (iv) as a fixed dollar amount; or (v) as some combination of any of these. In many cases, they therefore may be viewed as encouraging sales activity or retention of assets in the Funds. Generally, any revenue sharing or other payments of the type just described will have been requested by the party receiving them, often as a condition of distribution, but are subject to negotiation as to their structure and scope. Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the broker-dealer or financial intermediary, sales of Fund shares, the redemption rates on accounts of clients of the broker-dealer or financial intermediary or overall asset levels of the Funds held for or by clients of the broker-dealer or financial intermediary, the willingness of the broker-dealer or financial intermediary to allow the Distributor, the Adviser or an affiliate to provide educational and training support for the broker-dealer’s or financial intermediary’s sales personnel relating to the Funds, as well as the overall quality of the services provided by the broker-dealer or financial intermediary. No such payments are made by reference to Class R3, Class R4, Class R5 or Class R6 shares or to the assets of these classes.

The Distributor, the Adviser and/or an affiliate of either also pays from its (or their) own resources for travel and other expenses, including lodging, entertainment and meals, incurred by brokers or broker representatives related to diligence or informational meetings in which broker representatives meet with investment professionals employed by a Fund’s investment adviser, as well as for costs of organizing and holding such meetings. The Distributor, the Adviser or an affiliate also may make payments to or on behalf of brokers or their representatives for other types of events, including sales or training seminars, and may provide certain small gifts and/or entertainment as permitted by applicable rules. The Distributor, the Adviser or an affiliate also may pay fixed fees for the listing of a Fund on a broker-dealer’s or financial intermediary’s system. This compensation is not included in, and is made in addition to, the compensation described in the preceding paragraph.

As of December 31, 2019, the parties with whom the Distributor, the Adviser and/or an affiliate of either have entered into written agreements to make revenue sharing payments with respect to the Funds are as follows (such payments not including, for this purpose, “finders’ fees” paid, the sub-transfer agency payments described above, and payments for entertainment, training and education activities for the brokers and broker representatives, their investment professionals and/or their clients or potential clients). The Distributor, the Adviser and/or an affiliate may revise the terms of any existing revenue sharing arrangement and may enter into additional revenue sharing arrangements with other broker-dealers or financial intermediaries.

Parties Having Revenue Sharing Agreements
with the Distributor, the Adviser or an Affiliate

Ameriprise Financial Services, Inc.

LPL Financial LLC

Merrill, Lynch, Pierce, Fenner & Smith, Inc.

Morgan Stanley Smith Barney LLC

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

RBC Capital Markets Corporation

UBS Financial Services, Inc.

Wells Fargo Advisors, Inc.

The above-listed revenue sharing counterparties may change from time to time. For the 12-month period ended December 31, 2019, total revenue sharing payments made to parties with whom the Distributor, the Adviser or an affiliate maintains a revenue sharing agreement represented approximately .04% of the average net assets across the First Eagle Funds complex.

Shareholders or prospective investors should be aware that revenue sharing arrangements or other payments to intermediaries could create incentives on the part of the parties receiving the payments to consider selling more shares of the Funds relative to mutual funds either not making payments of this nature or making smaller such payments. A shareholder or prospective investor with questions regarding revenue sharing or other such payments may obtain more details by contacting his or her broker representative or other financial intermediary directly.

Custodial Risks for Shares Held Through Financial Intermediaries

As described above, investors may purchase a Fund’s shares either through the Distributor or from selected securities dealers or other intermediaries authorized to effect those transactions. The manner in which these intermediary firms custody an investor’s Fund shares or provide instructions to the Fund concerning an investor’s shareholder account with the Fund will vary by firm. In addition, information or securities, such as Fund shares, held in the custody of an intermediary firm may be subject to risks of, among other things, misappropriation, cyber-attacks or other similar risks associated with internet security.

FUND SHARES

The shares of beneficial interests of the Trust are currently classified as Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares, Class R6 shares and Class T shares of the Global Fund, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares, Class R6 shares and Class T shares of the Overseas Fund, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares, Class R6 shares and Class T shares of the U.S. Value Fund, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares, Class R6 shares and Class T shares of the Gold Fund, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares, Class R6 shares and Class T shares of the Global Income Builder Fund, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares, Class R6 shares and Class T shares of the High Income Fund, and Class A shares, Class C shares, Class Y shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares, Class R6 shares and Class T shares of the Fund of America. Class T shares are not currently available. All shares issued and outstanding are redeemable at net asset value at the option of shareholders. When shares are held in a dealer’s “street name”, they generally are redeemable only through the dealer account in which they are held. Shares have no preemptive rights. Not all financial intermediaries will be authorized to sell and hold all classes of shares.

The Board of Trustees is authorized to reclassify and issue any shares of the Trust without shareholder approval. Accordingly, in the future, the Trustees may create additional series or classes of shares with different investment objectives, policies or restrictions. Any issuance of shares of another series or class would be governed by the Investment Company Act and Delaware law. Each share of each Fund is entitled to one vote for each dollar of net asset value and a proportionate fraction of a vote for each fraction of a dollar of net asset value. Generally, shares of each Fund vote together on any matter submitted to shareholders, except when otherwise required by the Investment Company Act or when a matter does not affect any interest of a particular class, in which case only shareholders of such other class or classes whose interests may be affected shall be entitled to vote. Shareholders shall not be entitled to cumulative voting in the election of Trustees or on any other matter.

Subject to the limitations and eligibility requirements disclosed in a Fund’s Prospectus and this Statement of Additional Information and to any conversion procedures, including shareholding periods and/or conversion charges, the shares of each Fund may be converted as follows. You may convert Class A shares, Class C shares and Class T shares of a Fund and Class Y shares of Fund of America having an aggregate value of $1 million or more into Class I shares of the same Fund. Class A and Class C shares of these Funds held through certain “wrap fee” programs and 401(k) plans also may be eligible to be converted to Class I shares of the same Fund. You also may convert Class C shares of a Fund into Class A shares, Class I shares or (in the case of Fund of America only) Class Y shares of the same Fund, provided that such conversion is taking place in a broker-dealer sponsored fee-based or “wrap” account or for accounts investing through an investment adviser or financial planner who charges a consulting, management or other fee for its services. Class C shares of a Fund automatically convert to Class A shares of that Fund ten years after the end of the month of original purchase provided the applicable holding period can be identified. If you purchased such Class C shares by exchange for Class C shares of another First Eagle Fund, the conversion period runs from the date of original purchase. Such conversions will take place on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter). In the case of shares held through certain intermediary accounts, such as group retirement plan recordkeeping platforms, a Fund may not be able to independently determine the holding period for the shares to assess eligibility for the conversion. In addition, a financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or eligibility requirements in regards to the conversion of Class C shares into Class A shares. A Fund may not be able to initiate a conversion without the assistance of the intermediary in those circumstances. Shareholders holding shares of the Funds through such accounts may contact their intermediary with questions regarding conversions. Assuming you meet the Class T eligibility requirements, you may convert Class A shares, Class I shares and Class C shares of each Fund and Class Y shares of the Fund of America to Class T shares of the same Fund once Class T shares become available. Assuming you meet the Class R3, Class R4, Class R5 and Class R6 eligibility requirements, you may convert shares of any other class to Class R3, Class R4, Class R5 and Class R6 shares of the same Fund. Only Class C shares held longer than 13 months may be converted.

All conversions will take place at net asset value and generally should not result in the realization of income or gain for federal income tax purposes. The Funds reserve the right to refuse any conversion requests. Share conversion privileges may not be available for all accounts and may not be offered at all dealers or financial intermediaries. For additional information concerning conversions, or to initiate a conversion, contact your dealer, financial intermediary or the First Eagle Funds at 800.334.2143. Certain intermediary-related terms also are described in the appendix to the Fund’s Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

A Fund may suspend redemption privileges or postpone the date of payment for any period during which: (1) the NYSE is closed for other than customary weekend and holiday closings or the SEC determines that trading on the NYSE is restricted; (2) an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (3) for such other periods as the SEC may permit.

Not all Trust shares are made generally available for purchase. Current share purchase restrictions apply to Fund of America Class Y shares, as further described in the Prospectuses.

COMPUTATION OF NET ASSET VALUE

Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. As of the date of this Statement of Additional Information, the Exchange is closed on the following days: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The ongoing expenses of a Fund are treated as liabilities of a Fund for this purpose and therefore reduce a Fund’s net asset value. Generally, expenses that do not pertain specifically to a class are allocated to the shares of each class, based upon the percentage that the net assets of such class bears to a Fund’s total net assets and then pro rata to each outstanding share within a given class. Such expenses may include (1) management and administrative fees and expense reimbursements paid to the Adviser, (2) legal, bookkeeping and audit fees, (3) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (4) fees to the Trustees who are not affiliated with the Adviser, (5) third-party custodian, administrator, transfer agency and middle- and back-office expenses, (6) share issuance costs, (7) organization and startup costs, (8) interest, taxes and brokerage commissions, and (9) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include Rule 12b-1 distribution fees, shareholder servicing fees and fees paid to intermediaries for so-called sub-transfer agency fees, to the extent that such expenses pertain to a specific class rather than to a Fund as a whole.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Prior to April 8, 2019, all bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are readily available, were generally priced at the evaluated bid price provided by an approved pricing service prior to the close of the NYSE (normally 3:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models and assumptions for its evaluated prices. Short term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward currency contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which it is traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios.

When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or when market prices have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s NAV is calculated, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees. Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Board and the Adviser believe relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

DISCLOSURE OF PORTFOLIO HOLDINGS

A Fund’s portfolio holdings are made public, as required by law, in the Fund’s annual and semi-annual reports. These reports are filed with the SEC and mailed to shareholders within 60 days after the last day of the relevant period. (In addition, these reports are available upon request as described on the front cover of this Statement of Additional Information.) Also as required by law, a Fund’s portfolio holdings are reported to the SEC within 60 days after the end of the Fund’s relevant first or third fiscal quarterly period. Top position holdings (generally top-ten or top-five depending on the concentration represented), as well as certain statistical information relating to portfolio holdings such as country or sector breakdowns, are posted to the Funds’ website on a monthly basis within 30 days after the end of each month. These postings can be located behind the Portfolio tab on each Fund’s section of the website and generally are available for at least 30 days from their date of posting. Certain archived top holding postings are also available. As should be clear, because the Funds consider current portfolio holding information proprietary, such information is typically withheld for some time before being made public.

When authorized by appropriate executive officers of the Funds, portfolio holdings information may be given more frequently than as just described to third-party Fund service providers, financial intermediaries, various mutual fund rating and ranking organizations and certain affiliated persons of the Funds. As of the date of this Statement of Additional Information, these persons are limited to the Distributor, the Funds’ custodian (JPMorgan Chase Bank, N.A.) (full portfolio daily, no lag) and internal and external accounting personnel (full portfolio daily, no lag), third party legal advisers, the Funds’ independent registered public accounting firm, various portfolio management and/or trading systems, execution management systems and settlement systems (Charles River Development, Global Trading Analytics LLC, Electra Information Systems, SS&C Advent, AcadiaSoft ProtoColl Collateral System, GTSS, FX Connect and Omgeo) (disclosure may vary but may sometimes include full portfolio daily, no lag), ISS Governance (full portfolio weekly, no lag) and other proxy voting agents, ACA Performance Services in connection to GIPS verification (disclosure may vary but include full portfolio at month-end, no lag), Toppan Merrill LLC, in connection with financial printing (full portfolio quarterly, approximately 30-day lag), portfolio analytics software provider FactSet Research Systems (full portfolio daily, no lag), State Street Bank & Trust Co., in connection with portfolio analysis (full portfolio monthly, no lag for the High Income Fund and Global Income Builder Fund only), Ernst & Young LLP, in connection with tax analysis (full portfolio monthly, no lag) and the following mutual fund rating/ranking organizations, whose further dissemination is subject to the subscription rules of these rating/ranking organizations: Morningstar (full portfolio month-end, 45-day lag), Lipper (full portfolio month-end, 45-day lag), Bloomberg (full portfolio daily, no lag), CDA Weisenberger/Thomson Financial (full portfolio month-end, 45-day lag), and MSCI (full portfolio daily, no lag). On occasion the Funds may disclose one or more individual holdings to pricing or valuation services (or to broker-dealers acting as market makers) for assistance in considering the valuation of the relevant holdings. The Funds’ regular pricing and fair valuation services are Refinitiv, ICE Data Services, Bloomberg L.P., IHS Markit, JPMorgan Pricing Direct, Inc (all such services have access to some or all of the portfolio daily, no lag). The Funds will also disclose information regarding portfolio transactions, but not portfolio holdings, to FIS Protegent PTA, a personal trading compliance system (daily, no lag) through portfolio transaction reports in which the Funds’ portfolio accounts are not identified. With respect to the Fund of America, which is sub-advised by Iridian, the following additional persons receive portfolio holdings information for trade order management and compliance system purposes (Bloomberg AIM OMS) (full portfolio daily, no lag), trading compliance purposes (TradingHub) (full portfolio daily, no lag), accounting and reporting system purposes (Options IT (SS&C Advent Geneva Hosting)) (full portfolio daily, no lag), backup and recovery purposes (Amazon Glacier) (full portfolio at month-end, no lag), (Tierpoint) (full portfolio daily, no lag) and software development and interface report (Suite 3 LLC) (daily, no lag).

Limited portfolio holdings information also may be released to other third parties. By way of example, portfolio holdings information concerning a security held by any of the Funds may be disclosed to the issuer of that security. Likewise, a trade in process or being contemplated may be discussed with counterparties, potential counterparties and others involved in the transaction.

In each of the cases described in the preceding paragraph, the information provided is subject to limitations on use intended to prohibit the recipient from trading on or inappropriately further disseminating it. As part of the internal policies and procedures, conflicts between the interests of the investors and those parties receiving portfolio information will be considered. In addition to the Funds’ policies and procedures in this area, a number of fund service providers maintain their own written procedures limiting use and further transmission of portfolio holdings information disclosed to them. Neither the Funds nor the Adviser (nor its affiliates) receives any compensation in connection with disclosure of information to these parties, and all such arrangements are pursuant to policies approved by the Board of Trustees, which has determined that they are appropriate and in the best interests of Fund shareholders. These Fund policies and procedures will be reviewed by the Trustees on an annual basis for adequacy and effectiveness, in connection with the Funds’ compliance program under Rule 38a-1 under the Investment Company Act. Related issues will be brought to the attention of the Trustees on an as appropriate basis.

The Funds or its affiliates may distribute non-specific information about the Funds and/or summary information about the Funds at any time. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality or character of a Fund’s holdings and portfolio attribution/contribution.

Additionally, the Adviser or its personnel from time to time may comment to the press, Fund shareholders, prospective investors or shareholder or investor fiduciaries or agents (orally or in writing) on one or more of the Funds’ portfolio securities or may state that the Funds recently purchased or sold one or more securities. This commentary also may include such statistical information as industry, country or capitalization exposure, credit quality information, specialized financial characteristics (alpha, beta, maturity, sharpe ratio, standard deviation, default rate, etc.), price comparisons to various measures, portfolio turnover and the like. No comments may be made, however, if likely to permit, in the sole judgment of the Adviser, inappropriate trading of Fund shares or of Fund portfolio securities.

HOW TO PURCHASE SHARES

The methods of buying and selling shares and the sales charges applicable to purchases of shares of a Fund are described in the Trust’s Prospectuses. While sales charges for investors residing outside the United States may vary from those listed in the statutory prospectuses, the Trust typically does not offer or sell its shares to non-U.S. residents. For purposes of this policy, a U.S. resident is defined as an account with (i) a U.S. address of record (including Army Post Office (APO), Fleet Post Office (FPO) and Diplomatic Post Office (DPO) addresses) and (ii) all account owners residing in the United States at the time of sale. Any existing account that is updated to reflect a non-U.S. address may also be restricted from making additional investments. As stated in the Prospectuses, shares of each Fund may be purchased at net asset value by various persons associated with the Trust, the Adviser, FEF Distributors, LLC, FE Holdings, certain other subsidiaries of FE Holdings, certain firms providing services to the Trust or affiliates thereof for the purpose of promoting good will with employees and others with whom the Trust has business relationships, as well as in other special circumstances. Shares are offered to other persons at net asset value in circumstances where there are economies of selling efforts and sales related expenses with respect to offers to certain investors. Class T shares of the Funds are not yet available for sale to the general public.

DIVIDENDS AND DISTRIBUTIONS

It is each Fund’s policy to make periodic distributions of net investment income and net realized capital gains, if any. Unless you elect otherwise, your ordinary income dividends and capital gain distributions will be reinvested in additional shares of the same share class of the Fund at net asset value calculated as of the date immediately preceding the payment date. The Funds pay ordinary income dividends and capital gains distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the net asset value of the Funds will be reduced by the amount of the payment.

As a supplement to their annual distributions of net investment income and net realized capital gains (which are intended to assure compliance with Subchapter M of the Code), certain Funds make regular distributions of net investment income throughout the year. In particular, Global Income Builder Fund and High Income Fund each intend to make regular, monthly distributions.

CONTRACTUAL ARRANGEMENTS

The Funds are parties to contractual arrangements with various parties who provide services to the Funds, including the Adviser, the Subadviser, the Distributor, the custodian, and the transfer agents, among others. Fund shareholders are not parties to, or intended (“third party”) beneficiaries of, any such contractual arrangements, and such contractual arrangements are not intended to create in any individual investor or group of investors any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Funds. Also, while the Prospectus and this Statement of Additional Information describe pertinent information about the Trust and the Funds, neither the Prospectus nor this Statement of Additional Information can represent a contract between the Trust or a Fund and any shareholder or any other party.

TAX STATUS

Each Fund has elected and intends to qualify annually as a “regulated investment company” (a “RIC”) under Subchapter M of the Code. In order to qualify as a RIC for a taxable year, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, net income derived from an interest in a qualified publicly traded partnership (“PTP”), gains from the sale or other disposition of stock, securities or foreign currencies or other income (such as gains from options, futures or forward contracts) derived with respect to the business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. government securities, securities of other RICs and other securities, with such other securities of any one issuer qualifying only if the Fund’s investment is limited to an amount not greater than 5% of the value of the Fund’s assets and not more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs) or of two or more issuers which the Fund controls and which are determined, under Treasury regulations, to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified PTPs; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends and interest net of expenses and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its tax-exempt interest income (net of certain costs allocable to such income) for the year.

Each Fund may invest in certain assets, such as gold bullion, that do not constitute “securities” for purposes of the RIC qualification tests referred to in the previous paragraph and other assets, including various derivative and structured investment products the status of which as “securities” for such purposes may not be fully settled. Subject to the savings provisions described below, if a sufficient portion of a Fund’s assets were not stock or such securities or if a sufficient portion of a Fund’s gross income were not derived from stock or such securities for any taxable year, that Fund may fail to qualify as a RIC for such taxable year.

If a Fund fails to qualify for taxation as a RIC for any taxable year, the Fund’s income will be taxed at the Fund level at regular corporate rates. In addition, in order to requalify for taxation as a RIC that is accorded special tax treatment, such Fund may be required to recognize unrealized gains, incur substantial taxes on such unrealized gains, and make certain substantial distributions. Each Fund has elected and intends to qualify annually as a RIC under the Code.

If a Fund were otherwise to fail to satisfy the gross income test for a taxable year, it would nevertheless be considered to satisfy such test if its failure to satisfy the gross income test were due to reasonable cause and not willful neglect and if it were to satisfy certain procedural requirements. A Fund would be subject to an excise tax if it were to rely on this savings provision in order to meet the gross income test.

In addition, if a Fund were otherwise to fail to satisfy the asset diversification test, it would nevertheless be considered to satisfy such test if either (a) the failure to satisfy the asset test were de minimis and the Fund were to satisfy the asset test within a prescribed time period or (b) the Fund’s failure to satisfy the asset diversification test were due to reasonable cause and not willful neglect, the Fund were to satisfy the test within a prescribed time period and the Fund were to satisfy certain procedural requirements. A Fund’s failure to satisfy the asset diversification test would be considered de minimis if it were due to the Fund’s ownership of assets the total value of which did not exceed the lesser of $10 million and 1 percent of the total value of the Fund’s assets at the end of the fiscal quarter in which the test was being applied. A Fund would be subject to an excise tax if it were to rely on the savings provision described in (b) of this paragraph in order to meet the asset diversification test.

As a RIC, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains.

For purposes of determining the amount of its investment company taxable income and net capital gains that a Fund has distributed to its shareholders for a taxable year, each Fund may elect to treat certain distributions paid in the following taxable year as having been paid in the earlier taxable year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a non-deductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to or exceeding the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and

(3) 100% of any ordinary income and capital gains for the preceding year that were not distributed during that year. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Finally, any foreign currency transactions that are not directly related to a Fund’s investments in securities (possibly including, but not limited to, speculative currency positions or currency derivatives not used for hedging purposes) could, under future administrative guidance issued by the Internal Revenue Service (the “IRS”), produce income not among the types of “qualifying income” from which the Fund must derive at least 90 percent of its annual gross income.

Each of the Global Fund, Overseas Fund, U.S. Value Fund and Gold Fund invests in certain precious metals and related contracts through a wholly-owned subsidiary (each, a “Cayman Subsidiary”). These Cayman Subsidiaries are First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd. Each of the Global Fund, Overseas Fund, U.S. Value Fund and Gold Fund is a “United States shareholder” with respect to such subsidiary, and the subsidiary is a “controlled foreign corporation” under the Code. As such, each of the Global Fund, Overseas Fund, U.S. Value Fund and Gold Fund is required to include in gross income all of its subsidiary’s “subpart F income,” including net gains from commodities, such as gold bullion. Final regulations issued by the IRS in 2019 treat subpart F income as qualifying income so long as it is derived with respect to the RIC’s business of investing in stocks, securities, or currencies.

Different tax treatment is accorded accounts maintained as IRAs, including a penalty on pre-retirement distributions that are not properly rolled over to other IRAs. Shareholders should consult their tax advisers for more information.

Dividends paid out of a Fund’s investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Provided that certain holding period requirements are met at the Fund and shareholder levels, certain dividends received by non-corporate shareholders (including individuals) from a Fund may be eligible for the reduced tax rates applicable in the case of long-term capital gains to the extent that the Fund receives “qualified dividend income” and reports a portion of its dividends as such in a written statement to shareholders. To the extent that a portion of a Fund’s income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction if so reported by the Fund in a written statement to shareholders.

Any dividends paid by a Fund that are attributable to distributions from REITs will not qualify for the corporate dividends-received deduction. Furthermore, dividends attributable to distributions from REITs will generally not qualify for the reduced tax rates on certain Fund dividends earned by non-corporate shareholders (including individuals). However, dividends attributable to distributions from REITs (other than capital gain dividends, as defined in section 857(b)(3) of the Code, and qualified dividend income) may be treated by non-corporate shareholders as “qualified REIT dividends” and such shareholders generally may deduct 20% of the amount of qualified REIT dividends they receive from their taxable income under section 199A of the Code, if and to the extent such shareholders meet the holding period requirements for their Fund shares, described in the next sentence. The holding period requirements are met if the Fund shares are held by the shareholder for more than 45 days (taking into account the principles of section 246(c)(3) and (4) of the Code) during the 91-day period beginning on the date which is 45 days before the date on which such shares become ex-dividend with respect to such dividend, but only if and to the extent the shareholder is not under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property.

Non-corporate shareholders generally are eligible for a deduction of up to 20% of “qualified publicly traded partnership income.” A Fund will not be able to claim such a deduction in respect of income allocated to it by any MLPs or other PTPs in which it invests, and absent any additional guidance, the law does not allow noncorporate shareholders to claim a deduction in respect of Fund dividends attributable to any such income.

Distributions of net capital gains derived from all sales of portfolio securities by a Fund, if any, reported as capital gains distributions, are generally taxable to individual shareholders at long-term capital gain rates, regardless of whether the shareholder has held the Fund’s shares for more than one year, and are not eligible for the dividends-received deduction. After the close of each fiscal year, each Fund will designate the portion of its dividends paid to shareholders constituting qualified dividend income, dividends eligible for the corporate dividends-received deduction, and capital gain dividends. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will recognize income and have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Distributions in excess of a Fund’s earnings and profits will first reduce the adjusted tax basis of a shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such shareholder (assuming the Fund shares are held as a capital asset). Collectible gains, such as gains on gold and silver bullion, held for less than one year, are taxable to a U.S. shareholder as short-term gains. Gains realized on collectibles held for greater than one year currently are subject to a maximum 28% tax rate. Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

Investments by a Fund in securities issued or acquired at a discount, or providing for deferred interest or payment of interest in the form of additional obligations could result in income to the Fund equal generally to a portion of the excess of the face value of the securities over their issue or acquisition price (the “original issue discount”) each year that the securities are held, even though the Fund receives no interest payments corresponding to such income. In addition, a Fund’s investment in foreign currencies or foreign currency denominated or referenced debt, certain asset-backed securities, section 1256 contracts (as described below) and, contingent payment and inflation-indexed debt instruments also may increase or accelerate a Fund’s recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. Such income must be included in determining the amount of income which the Fund must distribute to maintain its status as a RIC and to avoid the imposition of U.S. federal income tax and the 4% excise tax. In such case, the Fund could be required to dispose of securities which it might otherwise have continued to hold or borrow to generate cash to satisfy its distribution requirements.

A Fund that invests in debt instruments that are at risk of or are in default may become subject to special tax issues regarding when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent it may take deductions for bad debts or worthless securities, how payments received on defaulted instruments should be allocated between principal and interest, and whether exchanges or modifications of debt instruments are taxable. These and other issues related to at-risk debt instruments may also affect the amount of income that a Fund is required to distribute to preserve its status as a RIC and to avoid becoming subject to federal income or excise tax.

A Fund’s gains and losses on the sale, lapse, or termination of options that it holds will generally have the same character as gains and losses from the sale of the security to which the option relates. If options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. A Fund may also have short-term capital gains and losses associated with closing transactions with respect to options written by the Fund. If call options written by a Fund are exercised, the selling price of the security to which the option relates is increased by the amount of the premium received by the Fund, and the character of the capital gain or loss on the sale of such security as long-term or short-term depends on the security’s holding period. Upon the exercise of a put held by a Fund, the premium initially paid for the put is offset against the amount received for the security sold pursuant to the put thereby decreasing any gain (or increasing any loss) realized on the sale. Generally, such gain or loss is capital gain or loss, the character of which as long-term or short-term depends on the holding period of the security. However, the purchase of a put option may be subject to the short sale rules or straddle rules for U.S. federal income tax purposes.

In general, gain or loss on a short sale is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by a Fund.

Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Fund for more than one year.

Certain regulated futures, nonequity options, and foreign currency contracts in which the Funds may invest are “section 1256 contracts.” Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are “marked-to-market” (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

Generally, the hedging transactions undertaken by the Funds (including, for example, the ownership of stocks and the sale of options) may result in “straddles” for U.S. federal income tax purposes. The straddle rules may cause certain gains to be treated as short-term rather than long-term and may cause certain losses to be treated as long-term rather than short-term. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized and certain interest expenses may be required to be capitalized. In addition, dividends, if any, on the stocks held as part of a straddle would not qualify for the lower rate generally applicable to “qualified dividend income.” The tax consequences to these Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gains realized by a Fund which is taxed as ordinary income when distributed to shareholders. To the extent that the call options that a Fund writes on its portfolio securities are “qualified covered call options,” the holding of the call options and the underlying securities will generally not be treated as a “straddle” subject to the straddle rules except in the case of certain positions which are closed by the Fund in part at a loss in one year where gain is subsequently recognized by the Fund in a later year. In general, a “qualified covered call option” is an option that is written (sold) with respect to stock that is held or acquired by a taxpayer in connection with writing the option and that meets certain requirements, including that the option is exchange-traded or, if over-the-counter, meets certain IRS requirements, is granted more than 30 days prior to expiration, is not “deep-in-the-money” (within the meaning of section 1092 of the Code), is not granted by an options dealer (within the meaning of section 1256(g)(8) of the Code) in connection with the options dealer’s activity of dealing in options, and gain or loss with respect to such option is not ordinary income or loss. If a Fund owns stock and writes a qualified covered call option that is in-the-money (but not “deep-in-the-money”), certain losses may be treated as long-term rather than short-term and the holding period of the stock will not include any period during which the Fund is the grantor of the option thereby impacting the amount of income that can qualify for the lower rate applicable to “qualified dividend income.”

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If any of these Funds makes any of such elections, the amount, character and/or timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gains, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, a Fund may recognize gain from a constructive sale of certain “appreciated financial positions” generally if the Fund enters into a short sale or offsetting notional principal contract with respect to, or a futures or a forward contract to deliver, the same or substantially identical property or, in the case of an appreciated financial position that is a short sale, an offsetting notional principal contract or a futures or forward contract, if the Fund acquires the same or substantially identical property as the underlying property for the position. Appreciated financial positions subject to this constructive sale treatment are interests (including options, forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions that are closed before the end of the 30th day after the end of the taxable year in which the transaction was entered into if the taxpayer holds the appreciated financial position throughout the 60 day period beginning on the date the transaction is closed and at no time during this 60 day period is the taxpayer’s risk of loss with respect to the appreciated financial position reduced by certain circumstances.

If a Fund has long-term capital gain from a “constructive ownership transaction” with respect to any financial asset, the amount of such gain which may be treated as long-term capital gain by the Fund is limited to the amount of such gain which the Fund would have recognized if it had been holding such financial asset directly, rather than through a constructive ownership transaction, with any gain in excess of this amount being treated as ordinary income. In addition, any such gain recharacterized as ordinary income is treated as having been realized ratably over the duration of such constructive ownership transaction grossed up by an interest charge when reported in the year recognized. A constructive ownership transaction includes holding a long position under a notional principal contract with respect to, or entering into a forward or futures contract to acquire certain financial assets, or both holding a call option and granting a put option with respect to certain financial assets where such options have substantially equal strike prices and substantially contemporaneous maturity dates.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency or determined with reference to one or more foreign currencies and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency or determined with reference to one or more foreign currencies gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition thereof also are treated as ordinary income or loss. Generally gains or losses with respect to forward contracts, futures contracts, options or similar financial instruments (other than section 1256 contracts) which are denominated in a foreign currency or determined by reference to the value of one or more foreign currencies are treated as ordinary gains or losses, as the case may be. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income. However, in certain circumstances, it may be possible to make an election to treat such gains or losses as capital gains or losses or as subject to the rules applicable to section 1256 contracts, rather than subject to section 988 treatment. Furthermore, if section 988 losses exceed other investment company taxable income generated by a Fund during a taxable year, the Fund’s distributions for the taxable year (including distributions made before such section 988 losses were recouped) would be treated as a return of capital to the Fund’s shareholders (rather than as dividends), thereby reducing the basis of each shareholder’s Fund shares and potentially resulting in a capital gain for any shareholder receiving a distribution greater than such shareholder’s adjusted tax basis in Fund shares (assuming such shares are held as a capital asset).

Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss which may be eligible for reduced U.S. federal income tax rates, generally depending upon the shareholder’s holding period for the shares. Any loss recognized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less generally will be treated as a long-term capital loss to the extent of any distributions received by the shareholder with respect to such shares that are treated as long-term capital gains. No gain or loss will be recognized by a Fund shareholder on the conversion or exchange of a class of shares in the Fund to a different class of shares in the same Fund. A shareholder’s tax basis in the class of Fund shares acquired will be the same as such shareholder’s basis in the class of Fund shares converted, and the holding period in the class of Fund shares acquired will include the holding period for the converted Fund shares.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Under certain circumstances the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies if shares of a Fund are exchanged within 90 days after the date they were purchased and the new shares are acquired without a sales charge or at a reduced sales charge prior to January 31 of the calendar year following the date of disposition of the original shares. In that case, the gain or loss recognized on the exchange will generally be determined by excluding from the tax basis of the shares exchanged the sales charge that was imposed on the acquisition of those shares to the extent of such reduction to the sales charge upon the exchange. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the initial sales charge. The portion of the initial sales charge that is excluded from the basis of the exchanged shares is instead treated as an amount paid for the new shares.

Each Fund may be subject to foreign withholding taxes on income and gains derived from its investments outside the United States. Such taxes would reduce the yield on the Funds’ investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign source income or foreign withholding taxes paid by the Fund that can be treated as income taxes under U.S. federal income tax principles, as respectively earned and paid by its shareholders. For any year that a Fund makes such an election, each of its shareholders will be required to include in computing its income its allocable share of such taxes paid by the Fund, and will be entitled, subject to certain limitations, to credit its share of such taxes against its U.S. federal income tax due, if any, or to deduct it (as an itemized deduction, in the case of individual shareholders) from its U.S. federal gross income, if any.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the amount of a shareholder’s U.S. federal income tax liability attributable to its foreign source taxable income. With respect to the Global Fund, the Overseas Fund and the Gold Fund, if such Fund is eligible to make the pass-through election described above and such election is in fact made, the source of the electing Fund’s income flows through to its shareholders. Certain gains from the sale of securities and certain foreign currency gains will not be treated as foreign source taxable income. In addition, this foreign tax credit limitation must be applied separately to certain categories of foreign source income; dividends from the Fund will be treated as either “passive category” or “general category” income for this purpose. As a consequence, some shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than “qualified passive income.” The foreign tax credit is disallowed with respect to foreign taxes withheld on dividends if the dividend paying shares are held by a Fund for less than 16 days (46 days in the case of preferred shares) during the 31-day period (91-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. If a Fund is not eligible to make the pass-through election described above, the foreign taxes it pays will reduce its income, if any, and distributions by the Fund will be treated as U.S. source income. Each shareholder will be furnished with a written statement as to whether, pursuant to the election described above, the creditable foreign taxes paid by the Fund will be treated as paid by its shareholders for that year and, if so, such statement will designate (i) such shareholder’s portion of the creditable foreign taxes paid to foreign countries and (ii) the portion of the Fund’s dividends and distributions that represents income derived from sources within such foreign countries. Shareholders of an eligible Fund would be required to include their proportionate share of foreign taxes paid by the Fund in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and either deduct such proportionate share of taxes in computing their taxable incomes or, alternatively, claim such amounts as foreign tax credits against their U.S. income taxes. An election to deduct foreign taxes instead of claiming foreign tax credits applies to all foreign taxes paid or accrued in the relevant taxable year. No deduction for foreign taxes may be claimed by noncorporate shareholders who do not itemize deductions. A U.S. nonresident individual or non-U.S. corporation may be subject to U.S. withholding taxes on the gross income resulting from an eligible Fund’s election described above, but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder.

Investments by a Fund in stock of certain foreign corporations which generate mostly passive income, or at least half of the assets of which generate such income (referred to as “passive foreign investment companies” or “PFICs”), are subject to special tax rules designed to prevent deferral of U.S. taxation of the Fund’s share of the PFIC’s earnings. In the absence of certain elections to report these earnings on a current basis, regardless of whether the Fund actually receives any distributions from the PFIC, a Fund would be required to report certain “excess distributions” from, and any gain from the disposition of stock of, the PFIC as ordinary income. Such ordinary income would be allocated ratably to a Fund’s holding period for the stock. Any amounts allocated to prior taxable years would be taxable to the Fund at the highest rate of tax on ordinary income applicable in that year, increased by an interest charge at the rate prescribed for underpayments of tax. Amounts allocated to the year of the distribution or disposition would be included in the Fund’s net investment income for that year and, to the extent distributed as a dividend to the Fund’s shareholders, would not be taxable to the Fund.

A Fund may elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain and any gain from an actual disposition of the stock would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the stock would be reported as ordinary loss to the extent of any net gains reported as ordinary income in prior years. Alternatively, a Fund may be able to make an election, known as a qualified electing fund (“QEF”) election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the PFIC, regardless of whether it actually received any distributions from the PFIC. These amounts would be included in the Fund’s investment company taxable income and net capital gain which, to the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund (but would be taxable to shareholders). In order to make a QEF election, a Fund would be required to obtain certain information from PFICs in which it invests, which in many cases may be difficult to obtain.

Each Fund may be required to withhold U.S. federal income tax currently at the rate of 24% from all distributions and gross sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or otherwise fail to comply with the applicable requirements of the backup withholding rules. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be allowed as a refund or a credit against the shareholder’s U.S. federal income tax liability, provided that the required information is timely furnished to the IRS.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), and applicable “intergovernmental agreements” entered into thereunder, ordinary dividends paid by the Funds to “foreign financial institutions” and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid IRS Form W-9 or applicable W-8, respectively. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisers regarding FATCA and the application of these requirements to their investments in the Funds.

Ordinary income dividends paid by a Fund to shareholders who are non-resident aliens or foreign entities generally will be subject to a 30% U.S. withholding tax under existing provisions of the Code unless a reduced rate of withholding is provided under an applicable tax treaty. However, certain “interest-related dividends” and “short-term capital gain dividends” paid by a Fund to a foreign shareholder and reported as such are eligible for an exemption from U.S. withholding tax. Interest-related dividends generally are dividends derived from certain interest income earned by a Fund that would not be subject to U.S. withholding tax if earned by a foreign shareholder directly. Short-term capital gain dividends generally are dividends derived from the excess of a Fund’s net short-term capital gains over net long-term capital losses. The Funds do not intend to report interest-related or short-term capital gain dividends. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of U.S. withholding tax.

Since, at the time of an investor’s purchase of a Fund’s shares, a portion of the per share net asset value by which the purchase price is determined may be represented by realized or unrealized appreciation in the Fund’s portfolio or undistributed income of the Fund, subsequent distributions (or a portion thereof) on such shares may economically represent a return of capital. However, such a subsequent distribution would be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares. Prior to purchasing shares of the Fund, an investor should carefully consider such tax liability which may be incurred by reason of any subsequent distributions of net investment income and capital gains.

The Tax Cuts and Jobs Act of 2017 (the “2017 Tax Act”) made significant changes to the U.S. federal income tax rules for the taxation of individuals and corporations. Most of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026. There are minor changes to the rules directly applying to the taxation of RICs such as the Funds. Moreover, the 2017 Tax Act makes numerous other changes to the tax rules that do not affect RICs directly but may affect shareholders and may indirectly affect a Fund. All investors should consult their tax advisers regarding the implications of the 2017 Tax Act on their investment in a Fund.

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions and redemptions of Fund shares. Also, the tax consequences to a foreign shareholder of an investment in a Fund may be different from those described above. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser is responsible for decisions to buy and sell securities, futures and options on securities, on indices and on futures for the Funds, the selection of brokers, dealers and futures commission merchants to effect those transactions and the negotiations of brokerage commissions, if any. Broker-dealers and futures commission merchants may receive brokerage commissions on Fund portfolio transactions, including options and the purchase and sale of underlying securities or futures positions upon the exercise of options. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law. (With the exception of the discussion regarding payment for research services, generally, references in this section to the Adviser’s practices in respect of the Fund’s portfolio transactions and brokerage likewise apply to the practices of the Subadviser.)

Substantially all brokers through whom the Adviser executes orders provide proprietary research on general economic trends or particular companies. While not currently utilized, selected brokers may provide third-party research and brokerage services, that is, services obtained by the broker from a third party that the broker then provides to the Adviser. The Adviser may obtain quote and other market data information in this manner. Certain brokers may also invite investment personnel of the Adviser to attend investment conferences sponsored by such brokers.

Brokerage commissions generally are negotiated in the case of U.S. securities transactions, but in the case of foreign securities transactions may be fixed and may be higher than prevailing U.S. rates. Commission rates are established pursuant to negotiations with the executing parties based on the quantity and quality of the execution services.

The Adviser may utilize certain electronic communication networks (“ECNs”) in executing transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased.

In addition, services may be acquired or received either directly from executing broker-dealers, or indirectly through other broker-dealers in step-out transactions or similar arrangements. A “step-out” is an arrangement by which an investment manager executes a trade through one broker-dealer, but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear, settle, and receive commissions for, the stepped-out portion.

Equity securities traded in over-the-counter markets, bonds, including convertible bonds, and loans are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriters, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments and U.S. government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid.

In placing orders for portfolio securities or futures, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, the Adviser will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect or are parties to portfolio transactions of a Fund, the Adviser or the Adviser’s other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. In general, research and brokerage services obtained from brokers are used by the Adviser in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for a Fund may be used in managing other investment accounts. Conversely, brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets may be smaller or larger than a Fund’s, and the services furnished by such brokers, dealers or futures commission merchants may be used by the Adviser in providing investment management for a Fund. Commission rates are established pursuant to negotiations with the broker, dealer or futures commission merchant based on the quality and quantity of execution services provided by the executing party in light of generally prevailing rates. In addition, the Adviser is authorized to pay higher commissions on brokerage transactions for the Fund to brokers in order to secure the research and investment services described above (sometimes referred to as “soft dollar” arrangements), subject to review by the Board of Trustees from time to time as to the extent and continuation of this practice. With respect to all of the Funds except Fund of America, the Adviser will voluntarily credit back to the Fund the portion of such commissions paid by the Fund allocable to the provision of research services as described below. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.

Independent third-party research is a component of the Funds’ investment selection process and is either paid for directly by the Adviser (referred to as “hard dollar” arrangements) or obtained utilizing “soft dollars” through a commission sharing arrangement (“CSA”). The Adviser may enter into CSAs under which the Adviser may execute transactions through, and obtain research from, a broker-dealer. Under a CSA, the Adviser may request that the broker-dealer allocate a portion of the commissions to another firm that provides research to the Adviser. To the extent that the Adviser engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollar arrangements may exist.

In purchasing and selling debt instruments, the Adviser ordinarily places transactions with a broker-dealer acting as principal for the instruments on a net basis, with no brokerage commission being paid by the client (although the price usually includes undisclosed compensation) and may involve the designation of selling concessions. Debt instruments may also be purchased from underwriters at prices which include underwriting fees. Any transactions placed through broker-dealers as principals reflect the spread between the bid and ask prices. Funds that invest exclusively or primarily in debt instruments may nonetheless benefit from research and services received through the use of commissions generated by Funds investing in equity securities.

A Fund may from time to time sell or purchase securities to or from companies or persons who are considered to be affiliated with that Fund solely because they are investment advisory clients of the Adviser or an affiliate. No consideration other than cash payment against prompt delivery at the then current market price of the securities will be paid to any person involved in those transactions. Additionally, all such transactions will be consistent with procedures adopted by the Board of Trustees.

For the fiscal years ended October 31, 2019, 2018 and 2017, the Funds paid total brokerage commissions of $9,205,887, $12,932,499 and $16,532,939, respectively. These were paid in respect of transactions amounting to $21,150,379,482, $23,062,712,090 and $18,200,179,448, respectively. For the same periods there were no brokerage commissions (or options clearing charges) paid to a broker-dealer affiliate or related party of the Adviser. With respect to all the Funds except Fund of America, of the total brokerage commissions paid during the fiscal year ended October 31, 2019, $0 was paid to firms which provided research, statistical or other services. With respect to Fund of America, of the total brokerage commissions paid during the fiscal year ended October 31, 2019, $2,106,938 was paid to firms which provided research, statistical or other services. The Funds have not separately identified the portion of such brokerage commissions as applicable to the provision of such research, statistical or other services.

The Adviser pays, to the extent possible, in “hard dollars” out of its own resources for external research received by the Adviser, thereby limiting its use of soft dollars. Where the Adviser is not able to pay directly for external research, it continues to use soft dollars paid by the Funds to pay for such research. To the extent the Funds pay commissions that include a research component, the Adviser compensates the Funds for any amounts identified in the CSAs as payments for research in the form of a voluntary reimbursement to the Funds. The payment of hard dollars by the Adviser, combined with the reimbursement of amounts identified as payments for research, results in overall lower trading costs to the Funds’ shareholders relative to prior practices. Any such reimbursement is not considered to be related to a loan or advancement to the Adviser. This is because the payment for research by the Adviser in these circumstances is purely voluntary. The arrangements described in this paragraph do not apply to Fund of America.

CUSTODY OF PORTFOLIO

The Trust’s custodian and foreign custody manager for the Funds’ assets (and those of the Subsidiaries) is JPMorgan Chase Bank, N.A., 4 Chase Metrotech Center, Floor 16, Brooklyn, New York, 11245.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP (“PwC”), 300 Madison Avenue, New York, New York 10017-6204 serves as the Trust’s independent registered public accountant. PwC audits the Funds’ financial statements and renders its report thereon, which is included in the Annual Report to Shareholders.

FINANCIAL STATEMENTS

The Funds’ financial statements and notes thereto appearing in their Annual Reports to Shareholders for the fiscal year ended October 31, 2019, and the report of PwC, are incorporated by reference in this Statement of Additional Information. The Funds will furnish, without charge, a copy of the Annual Reports to Shareholders on request. All such requests should be directed to First Eagle Funds, P.O. Box 219324, Kansas City, MO 64121-9324.

APPENDIX A

RATINGS OF INVESTMENT SECURITIES

The rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Funds’ investment adviser believes that the quality of debt securities in which a Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”).

Moody’s Ratings

Aaa—Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “giltedge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa—Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa bonds.

A—Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa—Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C—Bonds which are rated C are the lowest rated class of bonds, and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

1, 2, or 3

Numerical modifiers 1, 2, 3 to each Moody’s rating category from Aa through Caa to show standing within the rating category.

S&P Ratings

AAA—Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

A-1

AA—Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

A—Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB—Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in higher rated categories.

BB—B—CCC—CC—Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C—A C rating is assigned to bonds that are currently highly vulnerable to nonpayment, have payment arrearages allowed by the terms of the documents, or bonds of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. The C rating may be assigned to bonds on which cash payments have been suspended in accordance with relevant terms of the instrument.

D—Bonds rated D are in payment default. The D rating category is used when payments on a bond are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on a bond are jeopardized.

Plus (+) or minus (-)

The S&P ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

A-2

APPENDIX B

IRIDIAN ASSET MANAGEMENT LLC

SUMMARY PROXY VOTING POLICIES

Iridian Asset Management LLC (“Iridian”) will vote proxies in all cases where it exercises voting authority over client securities. Iridian will vote proxies in a manner which it believes is in the best interests of clients and which will maximize shareholder value. The summary of Iridian’s proxy voting guidelines which follows seeks to set forth the general manner in which Iridian is likely to vote and should only be viewed as a guide. No set of guidelines can capture the entire universe of proxy issues which arise. Ultimately, all voting decisions are conducted on a case-by-case basis as each company’s unique set of circumstances distinguishes it from all others.

Iridian manages client assets in a variety of investment strategies and it may be the case that different strategies will choose to vote proxies differently. In unusual circumstances Iridian, within a particular investment strategy, may make different proxy voting decisions for different clients.

SUMMARY OF VOTING GUIDELINES

Auditors

Iridian generally will vote FOR proposals to ratify auditors provided there are no conflicts of interest and there is a belief that the opinion will be fair.

Board of Directors

Electing directors is the most important stock ownership right that shareholders can exercise. Shareholders should seek to elect directors who represent their interests and will act in a manner which will maximize the value of their ownership interest and who can ultimately be held accountable for their actions.

Iridian generally will vote FOR directors in an uncontested election after determining that any such director does not possess any attributes that Iridian believes may not be in the best interest of shareholders and does not maximize shareholder value. Generally, Iridian’s guidelines provide for supporting proposals for declassified boards, cumulative voting, majority voting, fixed board size, director stock ownership, board and committee independence, elimination of term limits and board inclusiveness. Iridian will assess open access (shareholder access) proposals on a CASE-BY-CASE basis.

Shareholder Rights

Shareholders should be provided with and maintain the ability to exercise their rights as owners of public companies. Based upon this premise, Iridian will generally vote FOR proposals which provide for confidential voting, the right to call special meetings as well as the ability to act by written consent.

Proxy Contests

Proxy contests play a valuable role in removing entrenched directors and creating a means for corporate change. Iridian will evaluate proxy contests pertaining to director nominees and strategic initiatives in contested elections on a CASE-BY-CASE basis. Proposals to reimburse solicitation expenses will generally be voted FOR in those situations where Iridian supports the dissidents.

Anti-Takeover Measures

Iridian’s strategy is to focus on identifying corporations in the process of change and views negatively those corporate policies that it believes may delay or otherwise encumber this process by preventing a takeover or entrenching current management.

Iridian generally will vote FOR proposals that will potentially ease the ability of a company to be acquired by a suitor and generally will vote FOR proposals eliminating supermajority vote requirements, proposals to redeem shareholder rights plans, the rescission of fair price provisions and the adoption of anti-greenmail charters.

Iridian generally will vote AGAINST dual-class exchange offers, dual class recapitalizations and proposals to approve dual class structures.

Capital Structure

The administration of a company’s capital structure revolves around a variety of issues including the types of securities issued, dividend policy, taxes, opportunities for growth, ability to finance new projects internally, and the cost of obtaining additional capital. Generally, these decisions are best left to the board and senior management of the firm. Nonetheless, proposals surrounding capital structure must be scrutinized to ensure that some form of antitakeover mechanism is not involved.

Iridian generally will vote FOR proposals to reduce the par value of stock, increase the number of authorized shares, restore preemptive rights, stock splits, reverse stock splits, stock repurchase programs and the creation of preferred stock that cannot be used as a takeover defense.

Iridian generally will vote AGAINST proposals authorizing the creation or increase in “blank check” preferred stock and the elimination of shareholder preemptive rights.

Iridian will evaluate on a CASE-BY-CASE basis proposals for the reduction or elimination in authorized shares of either common or preferred stock and the creation of tracking stocks.

Mergers and Corporate Restructurings

Iridian will evaluate mergers, acquisitions and other corporate restructurings on a CASE-BY-CASE basis taking into consideration such factors as purchase price, financial and strategic benefits, conflicts and changes in governance structure. Ultimately decisions are based on whether a transaction is likely to result in the maximization of shareholder value.

Executive and Director Compensation

Iridian believes that executive and director compensation should be fair and ultimately linked to the performance of the company. The forms of compensation are too varied and numerous to allow Iridian to evaluate them on anything but a CASE-BY-CASE basis to determine if they are fair and will likely result in long term shareholder benefits.

Notwithstanding the foregoing, Iridian generally will vote FOR proposals which eliminate golden and tin parachutes, provide for “double trigger” and “modified double trigger” parachutes in a change of control scenario, implement ESOP’s and 401(k) plans, terminate retirement plans for non-employee directors, seek to implement a pay for superior performance standard, seek additional disclosure of executive and director pay information, enact clawback policies, require that severance agreements and executive compensation be submitted for shareholder vote and require the company to disclose all executive/consultant compensation.

Iridian generally will vote AGAINST proposals capping compensation, approving retirement benefits for non-executive directors and repricing of underwater stock options.

Iridian will evaluate on a CASE-BY-CASE basis shareholder proposals that the company be required to pay director’s fees only in the form of shares of stock of the company.

State of Incorporation

Iridian will evaluate on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes. As with Iridian’s view with regard to anti-takeover measures, takeover statutes, which may only serve to entrench current management, will not be viewed favorably. Iridian generally will evaluate on a CASE-BY-CASE basis proposals that a company reincorporate in another state.

Social/Environmental Issues

Social and Environmental issues may include consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

Iridian generally will vote on a CASE-BY-CASE basis, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value while considering multiple other factors surrounding any given proposal.

Miscellaneous

Iridian generally will vote FOR management proposals to change the corporate name, date/time/location of a corporate meeting or bylaw amendments of a housekeeping nature.

Iridian generally will vote AGAINST proposals for management to adjourn meetings or approve “other business” and shareholder proposals to change the date/time/location of a corporate meeting.

Iridian generally will evaluate on a CASE-BY-CASE basis for proposals to improve the disclosure of a company’s political contributions considering recent significant controversy or litigation related to the company’s political contributions or governmental affairs and the public availability of a policy on political contributions.

Iridian will evaluate on a CASE-BY-CASE basis proposals disallowing the company from making political contributions.

Iridian generally will vote AGAINST proposals for the publication in newspapers and public media the company’s political contributions and the requirement that the company provide lists of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company.

Iridian generally will vote AGAINST the requirement that the company report on foreign military sales or offsets.

MATERIAL CONFLICTS AND ABSTENTION

Should a material conflict arise between Iridian and a client with regard to the voting of proxies, Iridian will remove itself from the proxy voting decision-making process and will rely solely on the independent recommendation of Institutional Shareholder Services (“ISS”) as to how the proxy should be voted. ISS is an independent firm retained by Iridian that analyzes proxies and provides research and objective vote recommendations.

Generally, Iridian will not abstain from the voting of client proxies unless it determines that the abstention itself is in the best interests of the client such as where the costs of voting outweigh the benefits to the client.

INTERNAL CONTROLS

Iridian has implemented review procedures and controls to help ensure that proxies are voted in an appropriate and timely manner and that appropriate records are retained.

FIRST EAGLE FUNDS
PART C

OTHER INFORMATION

Item 28. Exhibits

EXHIBIT
(a)	—	Amended and Restated Agreement and Declaration of Trust of Registrant.(19)
(b)	—	Amended and Restated By-Laws of the Registrant.(19)
(c)	—	Specimen Certificates representing shares of Common Stock ($.001 par value).(1)
(d)(1)	—	Investment Advisory Contract between the Registrant and First Eagle Investment Management, LLC (“FEIM”).(17)
(d)(2)	—	Investment Advisory Contract between the Registrant and FEIM with respect to First Eagle Fund of America.(17)
(d)(3)	—	Sub-advisory Agreement between FEIM and Iridian Asset Management LLC with respect to the First Eagle Fund of America.(17)
(d)(4)	—	Investment Advisory Contract between the Registrant and FEIM with respect to First Eagle High Yield Fund.(17)
(d)(5)	—	Investment Advisory Contract between the Registrant and FEIM with respect to First Eagle Global Income Builder Fund.(17)
(d)(6)	—	Investment Advisory Contract between FEIM and First Eagle Global Cayman Fund, Ltd.(17)
(d)(7)	—	Investment Advisory Contract between FEIM and First Eagle Overseas Cayman Fund, Ltd.(17)
(d)(8)	—	Investment Advisory Contract between FEIM and First Eagle U.S. Value Cayman Fund, Ltd.(17)
(d)(9)	—	Investment Advisory Contract between FEIM and First Eagle Gold Cayman Fund, Ltd.(17)
(d)(10)	—	FEIM side letter with respect to FEIM investment management fee amendment for First Eagle Fund of America.(23)
(e)(1)	—	Underwriting Agreement between the Registrant and FEF Distributors, LLC. (“FEF Distributors”).(17)
(e)(2)	—	Forms of Selling Group Agreement.(26)
(f)	—	Not applicable.
(g)(1)	—	Global Custody Agreement between the Registrant and JPMorgan Chase Bank, N.A.(23)
(g)(2)	—	Transfer Agency and Registrar Agreement between the Registrant and DST Systems, Inc.(17)
(h)(1)	—	Administrative Services Agreement between the Registrant (on behalf of First Eagle High Yield Fund) and FEIM.(17)
(h)(2)	—	Administrative Services Agreement between the Registrant (on behalf of First Eagle Global Income Builder Fund) and FEIM.(17)
(h)(3)	—	Amended and Restated Fee Waiver Agreement between the Registrant (on behalf of First Eagle U.S. Value Fund) and FEIM. Filed herewith.
(h)(4)	—	Amended and Restated Fee Waiver Agreement between the Registrant (on behalf of First Eagle U.S. Value Cayman Fund) and FEIM. Filed herewith.
(h)(5)	—	Amended and Restated Fee Waiver Agreement between the Registrant (on behalf of First Eagle High Income Fund) and FEIM. Filed herewith.
(h)(6)	—	Additional Fee Waiver Letter for First Eagle High Yield Fund.(25)
(h)(7)	—	Fund Services Agreement between the Registrant and JPMorgan Chase Bank, N.A.(23)
(h)(8)	—	Fee Waiver Agreement between the Registrant (on behalf of First Eagle Fund of America) and FEIM. Filed herewith.
(i)	—	Not applicable.
(j)(1)	—	Consent of PricewaterhouseCoopers LLP. Filed herewith.
(j)(2)	—	Shearman & Sterling LLP Opinion with respect to 2004 Reorganization.(7)
(j)(3)	—	Stradley Ronan Stevens & Young, LLP Opinion with respect to the tax consequences of the 2011 Reorganization.(11)
C-2

EXHIBIT
(j)(4)	—	Richards, Layton & Finger, P.A. Opinion with respect to the offering of shares of First Eagle High Yield Fund.(11)
(k)	—	Not applicable.
(l)	—	Not applicable.
(m)	—	Rule 12b-1 Distribution Plan and Agreement between the Registrant and FEF Distributors.(20)
(n)	—	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3.(26)
(o)	—	Not applicable.
(p)	—	Code of Ethics.(26)
(q)(1)	—	Powers of Attorney of Lisa Anderson, John P. Arnhold, Candace K. Beinecke, Jean D. Hamilton, James E. Jordan, William M. Kelly and Paul J. Lawler.(26)
(q)(2)	—	Power of Attorney of Peter W. Davidson. Filed herewith.
(q)(3)	—	Powers of Attorney of Peter Huber and Glenn Mitchell.(25)

(1)	Incorporated herein by reference to Pre-Effective Amendment No. 2 filed on or about August 30, 1993.
(2)	Reserved.
(3)	Reserved.
(4)	Reserved.
(5)	Reserved.
(6)	Reserved.
(7)	Incorporated herein by reference to Post-Effective Amendment No. 26 filed on or about February 27, 2007.
(8)	Reserved.
(9)	Reserved.
(10)	Reserved.
(11)	Incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-14 filed on or about November 28, 2011.
(12)	Reserved.
(13)	Reserved.
(14)	Reserved.
(15)	Reserved.
(16)	Reserved.
(17)	Incorporated herein by reference to Post-Effective Amendment No. 73 filed on or about February 26, 2016.
(18)	Reserved.
(19)	Incorporated herein by reference to Post-Effective Amendment No. 78 filed on or about December 23, 2016.
(20)	Incorporated herein by reference to Post-Effective Amendment No. 79 filed on or about February 3, 2017.
(21)	Reserved.
(22)	Reserved.
(23)	Incorporated herein by reference to Post-Effective Amendment No. 86 filed on or about July 5, 2017.
(24)	Reserved.
(25)	Incorporated herein by reference to Post-Effective Amendment No. 89 filed on or about July 2, 2018.
(26)	Incorporated herein by reference to Post-Effective Amendment No. 90 filed on or about February 27, 2019.
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Item 29. Person Controlled or Under Common Control With Registrant

None.

Item 30. Indemnification

Reference is made to the provisions of Article Three, Section Seven and Article Seven, Section Two of Registrant’s Amended and Restated Agreement and Declaration of Trust, which document is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A (File No. 811-7762) filed on December 23, 2016, together with the entirety of Article Six of Registrant’s Amended and Restated By-Laws, which document is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A (File No. 811-7762) filed on December 23, 2016.

The general effect of these provisions, and related statutory indemnification benefits as may be available under Delaware or other applicable state or federal laws, is to protect trustees, officers, employees and agents of Registrant against legal liability and expenses incurred by reason of their service to Registrant. In accord with the foregoing, Registrant shall indemnify its trustees, officers, employees and agents against judgments, fines, penalties, settlements and expenses to the fullest extent authorized, and in the manner permitted, by applicable state and federal law.

In addition, the Registrant will maintain a trustees’ and officers’ errors and omissions liability insurance policy protecting directors and officers against liability for claims made by reason of any acts, errors or omissions committed in their capacity as trustees or officers. The policy will contain certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

C-4

Item 31. Business and Other Connections of Investment Adviser

First Eagle Investment Management, LLC is the Registrant’s investment adviser. Its primary office is located at 1345 Avenue of the Americas, New York, New York, 10105. In addition to the Registrant, First Eagle Investment Management, LLC acts as investment adviser to First Eagle Variable Funds and to certain investment vehicles and accounts not subject to registration with the Securities and Exchange Commission.

First Eagle Investment Management, LLC is a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”), a privately-owned holding company organized under the laws of the State of Delaware, which has a substantial amount of assets under management in the form of individual accounts, and, through the Adviser, Fund accounts. In connection with another subsidiary, FEF Distributors, LLC, a registered broker-dealer, the principal underwriter to the Registrant, First Eagle Holdings is substantially involved in the distribution of mutual fund shares. The business and other connections of the Adviser’s officers are as follows:

Name	Position with the Adviser	Business and Other Connections

Mehdi Mahmud	President and Chief Executive Officer	Trustee and President, First Eagle Funds and First Variable Funds; Director, First Eagle Amundi; Chief Executive Officer and President, First Eagle Private Credit, LLC; Chief Executive Officer, First Eagle Alternative Credit, LLC; prior to March 2016, Chairman and Chief Executive Officer, Jennison Associates LLC; prior to 2012, Vice Chairman and Chief Operating Officer, Jennison Associates LLC

David O’Connor	General Counsel and Senior Vice President	General Counsel, First Eagle Funds and First Eagle Variable Funds; General Counsel, First Eagle Holdings, Inc.; Secretary and General Counsel, FEF Distributors, LLC; Director, First Eagle Amundi; General Counsel and Secretary, First Eagle Private Credit, LLC; Director, First Eagle Investment Management, Ltd; Senior Vice President and Chief Legal Officer, First Eagle Alternative Credit, LLC; prior to January 2017, Investment Management Consultant; prior to June 2015, Executive Vice President Strategic Investment Initiatives and General Counsel, Delaware Investments

Robert Bruno	Senior Vice President	President, FEF Distributors, LLC; Senior Vice President, First Eagle Funds and First Eagle Variable Funds

Brian Margulies	Chief Financial Officer	Senior Vice President, First Eagle Alternative Credit, LLC; prior to January 2020, Chief Financial Officer, Goldman Sachs’s investment management division

Albert Pisano	Chief Compliance Officer, Senior Vice President	Chief Compliance Officer, First Eagle Funds and First Eagle Variable Funds; prior to June 30, 2014, Director and Chief Compliance Officer of Allianz Global Investors Fund Management LLC, and also served as Deputy Chief Compliance Officer for Allianz Global Investors U.S. LLC

Iridian Asset Management LLC (“Iridian”), whose primary office is located at 276 Post Road West, Westport, Connecticut 06880, is the investment sub-adviser to the First Eagle Fund of America. Iridian provides investment management services to other registered and unregistered investment companies, institutional investors and individuals. The business and other connections of Iridian’s directors and officers are as follows:

NAME	POSITION WITH IRIDIAN	BUSINESS AND OTHER CONNECTIONS

David L. Cohen	Co-President, Co-Chief Executive Officer, and Co-Chief Investment Officer

Harold J. Levy	Co-President, Co-Chief Executive Officer, and Co-Chief Investment Officer

Jeffrey M. Elliott	Chief Operating Officer, Chief Financial Officer and Secretary

Lane Steven Bucklan	General Counsel and Chief Compliance Officer
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Additional information regarding both First Eagle Investment Management, LLC and Iridian is provided in the body of this Registration Statement on Form N-1A under the heading “Investment Advisory and Other Services.”

Item 32. Principal Underwriters

(a)	FEF Distributors, LLC is the Registrant’s distributor (the “Distributor”). It also serves as principal underwriter for First Eagle Variable Funds.

(b)	The positions and offices of the Distributor’s directors and officers who serve the Registrant are as follows:

Name and Business Address*	Position and Offices with Underwriter	Position and Offices with Registrant

Robert Bruno	President	Senior Vice President
David O’Connor	Secretary	General Counsel
Modestino Carullo	Chief Compliance Officer	AML Officer
Michael Luzzatto	Vice President	Vice President

*	The address of each person named above is 1345 Avenue of the Americas, New York, New York 10105.

(c)	The Registrant has no principal underwriter which is not an affiliated person of the Registrant.

Item 33. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, 1345 Avenue of the Americas, New York, NY 10105 with the exception of certain accounts, books and other documents which are kept by the Registrant’s custodian, JPMorgan Chase Bank, N.A., 4 Chase Metrotech Center, Floor 16, Brooklyn, New York, 11245 and registrar and shareholder servicing agent, DST Systems, Inc., P.O. Box 419324, Kansas City, Missouri, 64141-6324.

Item 34. Management Services Not applicable.

Item 35. Undertakings

The Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director, if requested to do so by the holders of at least 10% of a Fund’s outstanding shares, and that it will assist communication with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, as of the 28th day of February, 2020.

FIRST EAGLE FUNDS

By:	/s/ MEHDI MAHMUD

MEHDI MAHMUD PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	CAPACITY	DATE

/s/ LISA ANDERSON*	Trustee	February 28, 2020
(LISA ANDERSON)

/s/ JOHN P. ARNHOLD*	Trustee	February 28, 2020
(JOHN P. ARNHOLD)

/s/ CANDACE K. BEINECKE*	Trustee	February 28, 2020
(CANDACE K. BEINECKE)

/s/ PETER W. DAVIDSON*	Trustee	February 28, 2020
(PETER W. DAVIDSON)

/s/ JEAN D. HAMILTON*	Trustee	February 28, 2020
(JEAN D. HAMILTON)

/s/ JAMES E. JORDAN*	Trustee	February 28, 2020
(JAMES E. JORDAN)

/s/ WILLIAM M. KELLY*	Trustee	February 28, 2020
(WILLIAM M. KELLY)

/s/ PAUL J. LAWLER*	Trustee	February 28, 2020
(PAUL J. LAWLER)

/s/ MEHDI MAHMUD	Trustee	February 28, 2020
(MEHDI MAHMUD)

/s/ JOSEPH MALONE*	Chief Financial Officer	February 28, 2020
(JOSEPH MALONE)

*By:	/S/ SHEELYN MICHAEL
Sheelyn Michael
Power-of-Attorney
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SIGNATURES

First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd. and First Eagle Gold Cayman Fund, Ltd. has duly cause this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York and State of New York, as of the 28th day of February, 2020.

FIRST EAGLE GLOBAL CAYMAN FUND, LTD.
FIRST EAGLE OVERSEAS CAYMAN FUND, LTD.
FIRST EAGLE U.S. VALUE CAYMAN FUND, LTD.
FIRST EAGLE GOLD CAYMAN FUND, LTD.

SIGNATURE	CAPACITY	DATE

/s/ PETER HUBER*	Director	February 28, 2020
(PETER HUBER)

/s/ GLENN MITCHELL*	Director	February 28, 2020
(GLENN MITCHELL)

*By:	/S/ SHEELYN MICHAEL
Sheelyn Michael
Power-of-Attorney
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Exhibit Index

EXHIBIT
(h)(3)	Amended and Restated Fee Waiver Agreement between the Registrant (on behalf of First Eagle U.S. Value Fund) and FEIM.
(h)(4)	Amended and Restated Fee Waiver Agreement between the Registrant (on behalf of First Eagle U.S. Value Cayman Fund) and FEIM.
(h)(5)	Amended and Restated Fee Waiver Agreement between the Registrant (on behalf of First Eagle High Income Fund) and FEIM.
(h)(8)	Fee Waiver Agreement between the Registrant (on behalf of First Eagle Fund of America) and FEIM.
(j)(1)	Consent of PricewaterhouseCoopers LLP.
(q)(2)	Power of Attorney of Peter W. Davidson.
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